UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

September 30, 2023
Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet High Yield Fund*
Virtus Newfleet Low Duration Core Plus Bond Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Multi-Sector Short Term Bond Fund
Virtus Newfleet Senior Floating Rate Fund
Virtus Seix Tax-Exempt Bond Fund*
*Prospectus supplement applicable to this fund appears at the back of this annual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		5
Fund	Fund Summary	Schedule of Investments
Virtus Newfleet Core Plus Bond Fund (“Newfleet Core Plus Bond Fund”)	8	35
Virtus Newfleet High Yield Fund (“Newfleet High Yield Fund”)	12	45
Virtus Newfleet Low Duration Core Plus Bond Fund (“Newfleet Low Duration Core Plus Bond Fund”)	16	49
Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Newfleet Multi-Sector Intermediate Bond Fund”)	20	58
Virtus Newfleet Multi-Sector Short Term Bond Fund (“Newfleet Multi-Sector Short Term Bond Fund”)	24	71
Virtus Newfleet Senior Floating Rate Fund (“Newfleet Senior Floating Rate Fund”)	28	85
Virtus Seix Tax-Exempt Bond Fund (“Seix Tax-Exempt Bond Fund”)	32	92
Statements of Assets and Liabilities		96
Statements of Operations		100
Statements of Changes in Net Assets		102
Financial Highlights		106
Notes to Financial Statements		111
Report of Independent Registered Public Accounting Firm		125
Tax Information Notice		126
Statement Regarding Liquidity Risk Management Program		127
Fund Management Tables		128
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this annual report, which reviews the performance of your Fund for the 12 months ended September 30, 2023.
After a challenging 2022, markets showed strength in 2023. Inflation began to slow while the U.S. economy demonstrated continued resilience. The efforts of the Federal Reserve (Fed) and other central banks to manage inflation appeared more likely to generate an economic “soft landing.” A brief banking crisis in March of 2023 was quickly resolved without impacting economic growth, and investors were optimistic about the possibilities for artificial intelligence (AI). As the fiscal year came to a close, however, concerns that interest rates might remain higher for longer began to weigh on markets.
Domestic equity indexes posted strong returns for the 12 months ended September 30, 2023. U.S. large-capitalization stocks led the way with a return of 21.62%, as measured by the S&P 500® Index, while small-cap stocks returned 8.93%, as measured by the Russell 2000® Index. International equities also performed well, with developed markets, as measured by the MSCI EAFE® Index (net), returning 25.65%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 11.70%.
In fixed income markets, the yield on the 10-year Treasury rose to 4.59% on September 30, 2023, from 3.83% on September 30, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 0.64% for the 12-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 10.28%.
Thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President and Trustee, Virtus Funds
November 2023
Refer to the Fund Summary section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares (except for Newfleet Multi-Sector Short Term Bond Fund), and C1 shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares for Newfleet Multi-Sector Short Term Bond Fund are sold without a sales charge. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2023.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 974.30	0.77%	$ 3.81
	Class C	1,000.00	969.50	1.52	7.50
	Class I	1,000.00	975.20	0.52	2.57
	Class R6	1,000.00	975.90	0.40	1.98
Newfleet High Yield Fund
	Class A	1,000.00	1,028.50	0.98	4.98
	Class C	1,000.00	1,027.40	1.74	8.84
	Class I	1,000.00	1,032.50	0.74	3.77
	Class R6	1,000.00	1,030.60	0.58	2.95
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,015.40	0.74	3.74
	Class C	1,000.00	1,011.60	1.49	7.51
	Class I	1,000.00	1,015.60	0.49	2.48
	Class R6	1,000.00	1,016.00	0.42	2.12
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	999.90	0.98	4.91
	Class C	1,000.00	997.40	1.73	8.66
	Class I	1,000.00	1,001.60	0.74	3.71
	Class R6	1,000.00	1,002.70	0.60	3.01
Newfleet Multi-Sector Short Term Bond Fund
	Class A	1,000.00	1,016.40	0.89	4.50
	Class C	1,000.00	1,012.50	1.15	5.80
	Class C1	1,000.00	1,010.10	1.65	8.31
	Class I	1,000.00	1,015.30	0.64	3.23
	Class R6	1,000.00	1,017.90	0.51	2.58
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,053.90	1.02	5.25
	Class C	1,000.00	1,050.00	1.77	9.10
	Class I	1,000.00	1,055.20	0.77	3.97
	Class R6	1,000.00	1,055.90	0.63	3.25

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Seix Tax-Exempt Bond Fund
	Class A	$1,000.00	$ 969.10	0.83%	$4.10
	Class C	1,000.00	965.50	1.58	7.78
	Class I	1,000.00	970.40	0.58	2.86

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 1,021.21	0.77%	$ 3.90
	Class C	1,000.00	1,017.45	1.52	7.69
	Class I	1,000.00	1,022.46	0.52	2.64
	Class R6	1,000.00	1,023.06	0.40	2.03
Newfleet High Yield Fund
	Class A	1,000.00	1,020.16	0.98	4.96
	Class C	1,000.00	1,016.34	1.74	8.80
	Class I	1,000.00	1,021.36	0.74	3.75
	Class R6	1,000.00	1,022.16	0.58	2.94
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,021.36	0.74	3.75
	Class C	1,000.00	1,017.60	1.49	7.54
	Class I	1,000.00	1,022.61	0.49	2.48
	Class R6	1,000.00	1,022.96	0.42	2.13
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,020.16	0.98	4.96
	Class C	1,000.00	1,016.39	1.73	8.74
	Class I	1,000.00	1,021.36	0.74	3.75
	Class R6	1,000.00	1,022.06	0.60	3.04
Newfleet Multi-Sector Short Term Bond Fund
	Class A	1,000.00	1,020.61	0.89	4.51
	Class C	1,000.00	1,019.30	1.15	5.82
	Class C1	1,000.00	1,016.80	1.65	8.34
	Class I	1,000.00	1,021.86	0.64	3.24
	Class R6	1,000.00	1,022.51	0.51	2.59
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,019.95	1.02	5.17
	Class C	1,000.00	1,016.19	1.77	8.95
	Class I	1,000.00	1,021.21	0.77	3.90
	Class R6	1,000.00	1,021.91	0.63	3.19

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Seix Tax-Exempt Bond Fund
	Class A	$1,000.00	$1,020.91	0.83%	$4.20
	Class C	1,000.00	1,017.15	1.58	7.99
	Class I	1,000.00	1,022.16	0.58	2.94

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2023
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bank of England (“BOE”)
The Central Bank of the United Kingdom, responsible for controlling the money supply, interest rates, credit, and regulation of U.K. Banks with the goal of keeping the U.K. financial system stable.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
The Bloomberg High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Credit Suisse Leveraged Loan Index
The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis, is unmanaged and not available for direct investment. The unmanaged index returns do not reflect any fees, expenses, or sales charges.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Euro-system and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks (“NCBs”) of all 17 EU Member States whether they have adopted the Euro or not.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans but backs or guarantees them in the secondary mortgage market.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2023
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
Gross Domestic Product (“GDP”)
The market value of all officially recognized final goods and services produced within a country in a given period.
Headline Inflation
Headline inflation is the total inflation in an economy, as measured by inflation in the prices of a basket of goods that includes commodities like food and energy.
ICE BofA 1-3 Year A-BBB U.S. Corporate Index
The ICE BofA 1-3 Year A-BBB U.S. Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody’s, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA 1-5 Year Corporate & Government Bond Index
The ICE BofA 1-5 Year U.S. Corporate & Government Bond Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
ICE BofA 1–22 Year U.S. Municipal Securities Index
The ICE BofA 1–22 Year U.S. Municipal Securities Index is a subset of the ICE BofA U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Permanent School Fund Guarantee Program (“PSF GTD”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2023
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Risk Assets
Risk assets are those that tend to demonstrate price volatility, such as equities, high yield bonds, currencies, and commodities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
School Bond Guaranty (“SCH BD GTY”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Ticker Symbols:
Class A: SAVAX
Class C: SAVCX
Class I: SAVYX
Class R6: VBFRX
Newfleet Core Plus Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management
■	The Fund is diversified and has an investment objective of high total return from both current income and capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 2.06%, Class C shares at NAV returned 1.25%, Class I shares at NAV returned 2.33%, and Class R6 shares at NAV returned 2.47%. For the same period, the Bloomberg U.S. Aggregate Bond Index, which serves as both the Fund’s broad-based and style-specific benchmark index appropriate for comparison, returned 0.64%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
As the third quarter of 2023 came to an end, economic transitions were proceeding across the globe. China was struggling with a slowing economy amid calls for more stimulus, despite having ended its strict zero-COVID policies earlier in the year. Europe, too, was wrestling with a slowing economy and inflation that remained above official targets. In the meantime, the U.S. economy proved remarkably resilient – unlike other major world economies, it defied expectations of a slowdown, leading to a growing consensus that the Federal Reserve (the Fed) might be able to pull off the often-elusive soft landing. The main risk to this scenario remained the unpredictable cumulative effect of 18 months of monetary tightening on the economy. Because monetary policy works on the economy with a lag, it presents a challenge to central bankers who are trying to return inflation to target without the associated economic pain of higher interest rates.
During the 12 months ended September 30, 2023, the Fed raised its main policy interest rate by 2.25% in its continuing fight to tame inflation. This resulted in significant progress on headline inflation readings as supply chains healed, demand shifted from goods to services, and energy prices rebalanced. Core readings of inflation, however, remained stubbornly above targets at the end of the period. That said, market expectations held that that most major global central banks were approaching the end of their interest rate increases. Evidence of this could be found in the Fed’s most recent summary of economic projections, which indicated one more rate increase. The Bank of England (BOE) paused its rate hikes during the period, while the European Central Bank (ECB) signaled a pause. However, market expectations of a quick reversal of tighter policy moderated, and the higher-for-longer narrative was taking hold by the end of the fiscal year. The Fed tamped down expectations of rapid rate cuts in 2024 and 2025, and the ECB and BOE remained committed to the inflation fight, which could lead to their rates staying elevated for longer as well. As the fiscal year came to an end, it was clear that there was still work to be done on the inflation front.
Despite the volatility during the fiscal year, financial market performance was resilient, with most risk assets outperforming U.S. Treasuries. The U.S. Treasury yield curve shifted higher during the period and remained inverted as of September 30, 2023. The 2-year Treasury yield increased 0.77%, the 5-year Treasury yield increased by 0.52%, the 10-year Treasury yield increased by 0.74%, and the 30-year Treasury yield moved 0.92% higher.
What factors affected the Fund’s performance during its fiscal year?
The Fund’s underweight to U.S. Treasuries contributed to performance for the 12 months ended September 30, 2023. Selection within investment grade corporate bonds, and the allocations to corporate high yield bonds and bank loans had a positive impact on performance for the period.
The Fund’s duration, or sensitivity to changes in interest rates, and yield curve positioning within U.S. Treasuries detracted from performance.
Longer duration municipal bonds detracted from performance, however, issue selection within the sector had a positive impact on performance during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Bank Loans: Bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Core Plus Bond Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Corporate Bonds and Notes		32%
Financials	11%
Industrials	4
Health Care	3
All other Corporate Bonds and Notes	14
Mortgage-Backed Securities		28
U.S. Government Securities		18
Asset-Backed Securities		12
Leveraged Loans		6
Municipal Bonds		2
Foreign Government Securities		1
Other (includes short-term investment and securities lending collateral)		1
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Core Plus Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	2.06%	0.83%	1.79%	— %	—
Class A shares at POP[3,4]	-1.77	0.07	1.40	—	—
Class C shares at NAV[2] and with CDSC[4]	1.25	0.07	1.02	—	—
Class I shares at NAV[2]	2.33	1.08	2.04	—	—
Class R6 shares at NAV[2]	2.47	1.20	—	1.32	11/3/16
Bloomberg U.S. Aggregate Bond Index	0.64	0.10	1.13	0.01 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.03%; Net: 0.80%; Class C shares: Gross 1.82%; Net: 1.55%; Class I shares: Gross 0.78%; Net: 0.55%; Class R6 shares: Gross 0.71%, Net 0.43%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Core Plus Bond Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: PHCHX
Class C: PGHCX
Class I: PHCIX
Class R6: VRHYX
Newfleet High Yield Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management
■	The Fund is diversified and has a primary investment objective of high current income and a secondary objective of capital growth. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 10.27%, Class C shares at NAV returned 9.51%, Class I shares at NAV returned 10.84%, and Class R6 shares at NAV returned 10.71%. For the same period, the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 10.28%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
The Bloomberg U.S. High Yield 2% Issuer Capped Bond Index posted a strong result in fiscal year 2023 with a total return of more than 10%. Investors entered the 12-month period cautiously positioned, as the high inflation coming out of Covid combined with the impact of the war in Ukraine led the Federal Reserve (the Fed) to begin increasing interest rates. Equity markets were weak and the Fed’s hiking campaign had many economic forecasters predicting a recession in 2023. But markets outperformed expectations as economic data and corporate earnings came in stronger than expected throughout the year. U.S. gross domestic product (GDP) forecasts for 2023 were repeatedly raised despite the Fed continuing to raise interest rates.
This strong economic growth combined with the fact that consumers were still benefiting from government stimulus programs created a favorable climate for the high yield market. Consequently, credit spreads, or the additional yield the market demands from lower-rated bonds versus higher quality bonds, ended the fiscal year more than 1.50% tighter than they were at the start, although there were bouts of volatility during the 12 months. The most notable was the spike in spreads in March 2023, driven by the volatility in bank stocks related to the collapses of Silicon Valley Bank and Credit Suisse. The rise in Treasury rates hurt overall returns and appeared likely to impact credit metrics, but in a delayed fashion, as many companies had significant amounts of their debt locked in at fixed rates and slowed their refinancing activity in order to avoid the step-up in interest costs. CCC-rated bonds, the lowest credit quality tier, were the best-performing tier, which has historically been typical in an environment of tightening credit spreads and rising rates.
The high yield market also benefited from certain industry trends. High oil prices and a continued focus by energy management teams on reducing debt levels and generating free cash flows were supportive, as energy-related issuers comprise the largest industry exposure in the high yield market. The trend of consumers preferring experiences over goods following the lockdowns in 2020 continued, leading to strong results by cruise lines and airlines. The housing market remained robust despite the rise in mortgage rates, contributing to favorable results by homebuilders and building products suppliers. Lastly, defaults increased throughout the year and appeared likely to continue to rise as the full impact of higher interest rates flows through the economy. Investors continued to weigh the probabilities of the Fed engineering a soft landing or pushing the economy into a recession as it works to bring down inflation.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark due to a variety of factors. The Fund maintained an overweight position to CCC-rated securities and an underweight to BB-rated securities, which helped relative performance as CCC-rated securities outperformed. The Fund also maintained an allocation to bank loans, which are floating rate, and thus remained insulated from the rise in Treasury yields and outperformed the benchmark. The Fund’s industry exposures contributed to the outperformance, as well. The Fund avoided many poorly performing media-related credits, and had strong selection within the health care and packaging space. The Fund’s underweight to leisure, specifically cruise line bonds, was the largest detractor from an industry perspective.
On an individual bond basis, the top contributors were bonds issued by New Enterprise Stone & Lime, Taseko Mines, and Medline. New Enterprise Stone & Lime is a provider of building products that benefited from the continued growth in highway construction. Taseko Mines, a copper producer, rallied in the fourth quarter of 2022 as copper prices rebounded. Lastly, Medline is a manufacturer and distributor of health care supplies to hospitals, and its strong organic growth over the fiscal year led to its bonds performing well.
The primary detractors included the bonds of Hearthside Foods, Level 3 Communications, and Unifrax. Hearthside Foods is a contract manufacturer for packaged foods that was recovering from Covid-related supply chain disruptions while also being implicated in child labor investigations across the food industry. The company’s high level of debt, continued weak earnings, and legal overhang led the bonds to underperform. The bonds of Level 3 Communications, a telecommunications company owned by Lumen Technologies, underperformed on weaker operational results due to increased competition while also adding debt to its balance sheet to fund bonds of its parent company that were maturing. Bonds of Unifrax, a manufacturer of fiber-based industrial products, declined in price as credit metrics weakened due to a slower-than-expected recovery in its end markets as customers destocked during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet High Yield Fund (Continued)
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Prospectus:  For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Corporate Bonds and Notes		91%
Energy	19%
Consumer Discretionary	15
Industrials	11
All other Corporate Bonds and Notes	46
Leveraged Loans		4
Securities Lending Collateral		4
Other		1
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet High Yield Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	10.27%	3.02%	3.90%	— %	—
Class A shares at POP[3,4]	6.14	2.24	3.51	—	—
Class C shares at NAV[2] and with CDSC[4]	9.51	2.26	3.14	—	—
Class I shares at NAV[2]	10.84	3.33	4.19	—	—
Class R6 shares at NAV[2]	10.71	3.39	—	4.04	11/3/16
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	10.28	2.95	4.24	3.89 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.26%, Net 1.00%; Class C shares: Gross 2.06%, Net 1.75%; Class I shares: Gross 1.08%, Net 0.75%; Class R6 shares: Gross 0.95%, Net 0.59%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet High Yield Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: HIMZX
Class C: PCMZX
Class I: HIBIX
Class R6: VLDRX
Newfleet Low Duration Core Plus Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management
■	The Fund is diversified and has an investment objective to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 4.55%, Class C shares at NAV returned 3.78%, Class I shares at NAV returned 4.81%, and Class R6 shares at NAV returned 4.89%. For the same period, the ICE BofA 1-5 Year Corporate & Government Bond Index returned 2.73%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
As the third quarter of 2023 came to an end, economic transitions were proceeding across the globe. China was struggling with a slowing economy amid calls for more stimulus, despite having ended its strict zero-COVID policies earlier in the year. Europe, too, was wrestling with a slowing economy and inflation that remained above official targets. In the meantime, the U.S. economy proved remarkably resilient – unlike other major world economies, it defied expectations of a slowdown, leading to a growing consensus that the Federal Reserve (the Fed) might be able to pull off the often-elusive soft landing. The main risk to this scenario remained the unpredictable cumulative effect of 18 months of monetary tightening on the economy. Because monetary policy works on the economy with a lag, it presents a challenge to central bankers who are trying to return inflation to target without the associated economic pain of higher interest rates.
During the 12 months ended September 30, 2023, the Fed raised its main policy interest rate by 2.25% in its continuing fight to tame inflation. This resulted in significant progress on headline inflation readings as supply chains healed, demand shifted from goods to services, and energy prices rebalanced. Core readings of inflation, however, remained stubbornly above targets at the end of the period. That said, market expectations held that that most major global central banks were approaching the end of their interest rate increases. Evidence of this could be found in the Fed’s most recent summary of economic projections, which indicated one more rate increase. The Bank of England (BOE) paused its rate hikes during the period, while the European Central Bank (ECB) signaled a pause. However, market expectations of a quick reversal of tighter policy moderated, and the higher-for-longer narrative was taking hold by the end of the fiscal year. The Fed tamped down expectations of rapid rate cuts in 2024 and 2025, and the ECB and BOE remained committed to the inflation fight, which could lead to their rates staying elevated for longer as well. As the fiscal year came to an end, it was clear that there was still work to be done on the inflation front.
Despite the volatility during the fiscal year, financial market performance was resilient, with most risk assets outperforming U.S. Treasuries. The U.S. Treasury yield curve shifted higher during the period and remained inverted as of September 30, 2023. The 2-year Treasury yield increased 0.77%, the 5-year Treasury yield increased by 0.52%, the 10-year Treasury yield increased by 0.74%, and the 30-year Treasury yield moved 0.92% higher.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark. The Fund’s underweight to U.S. Treasuries positively contributed to performance for the 12 months ended September 30, 2023. Allocation and positioning within asset-backed securities, and the allocation to corporate high yield bonds and bank loans had a positive impact on performance for the period. In addition, issue selection within investment grade corporate bonds helped performance.
The Fund’s selection within high yield corporate bonds detracted from performance. The higher quality bias within bank loans was a slight detractor from performance during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Bank Loans: Bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Low Duration Core Plus Bond Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Asset-Backed Securities		35%
Mortgage-Backed Securities		28
Corporate Bonds and Notes		22
Financials	9%
Utilities	2
Industrials	2
All other Corporate Bonds and Notes	9
U.S. Government Securities		7
Leveraged Loans		6
Other (includes securities lending collateral)		2
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Low Duration Core Plus Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	4.55%	1.42%	1.58%	— %	—
Class A shares at POP[3,4]	2.20	0.96	1.34	—	—
Class C shares at NAV[2] and with CDSC[4]	3.78	0.66	0.82	—	—
Class I shares at NAV[2]	4.81	1.65	1.82	—	—
Class R6 shares at NAV[2]	4.89	—	—	1.79	12/19/18
ICE BofA 1-5 Year Corporate & Government Bond Index	2.73	1.17	1.14	1.01 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 0.88%; Net: 0.75%; Class C shares: Gross 1.68%; Net: 1.50%; Class I shares: Gross 0.64%; Net: 0.50%; Class R6 shares: Gross 0.58%, Net 0.43%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Low Duration Core Plus Bond Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: NAMFX
Class C: NCMFX
Class I: VMFIX
Class R6: VMFRX
Newfleet Multi-Sector Intermediate Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management
■	The Fund is diversified and has an investment objective of maximizing current income while preserving capital. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 5.76%†, Class C shares at NAV returned 4.91%, Class I shares at NAV returned 6.01%, and Class R6 shares at NAV returned 6.21%. For the same period, the Bloomberg U.S. Aggregate Bond Index, which serves as both the Fund’s broad-based and style-specific fixed income index, returned 0.64%.
   † See footnote 3 on page 23.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
As the third quarter of 2023 came to an end, economic transitions were proceeding across the globe. China was struggling with a slowing economy amid calls for more stimulus, despite having ended its strict zero-COVID policies earlier in the year. Europe, too, was wrestling with a slowing economy and inflation that remained above official targets. In the meantime, the U.S. economy proved remarkably resilient – unlike other major world economies, it defied expectations of a slowdown, leading to a growing consensus that the Federal Reserve (the Fed) might be able to pull off the often-elusive soft landing. The main risk to this scenario remained the unpredictable cumulative effect of 18 months of monetary tightening on the economy. Because monetary policy works on the economy with a lag, it presents a challenge to central bankers who are trying to return inflation to target without the associated economic pain of higher interest rates.
During the 12 months ended September 30, 2023, the Fed raised its main policy interest rate by 2.25% in its continuing fight to tame inflation. This resulted in significant progress on headline inflation readings as supply chains healed, demand shifted from goods to services, and energy prices rebalanced. Core readings of inflation, however, remained stubbornly above targets at the end of the period. That said, market expectations held that that most major global central banks were approaching the end of their interest rate increases. Evidence of this could be found in the Fed’s most recent summary of economic projections, which indicated one more rate increase. The Bank of England (BOE) paused its rate hikes during the period, while the European Central Bank (ECB) signaled a pause. However, market expectations of a quick reversal of tighter policy moderated, and the higher-for-longer narrative was taking hold by the end of the fiscal year. The Fed tamped down expectations of rapid rate cuts in 2024 and 2025, and the ECB and BOE remained committed to the inflation fight, which could lead to their rates staying elevated for longer as well. As the fiscal year came to an end, it was clear that there was still work to be done on the inflation front.
Despite the volatility during the fiscal year, financial market performance was resilient, with most risk assets outperforming U.S. Treasuries. The U.S. Treasury yield curve shifted higher during the period and remained inverted as of September 30, 2023. The 2-year Treasury yield increased 0.77%, the 5-year Treasury yield increased by 0.52%, the 10-year Treasury yield increased by 0.74%, and the 30-year Treasury yield moved 0.92% higher.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark. The Fund’s underweight to U.S. Treasuries contributed to performance for the 12 months ended September 30, 2023. Allocation and positioning within corporate high yield and high yield bank loans had a positive impact on performance for the period. The allocation to emerging markets high yield, and issue selection within investment grade corporate bonds contributed to performance.
The Fund’s duration, or sensitivity to changes in interest rates, and yield curve positioning within U.S. Treasuries detracted from performance. The overweight to asset-backed securities and the underweight to investment grade corporate bonds detracted during the period, however selection within both sectors was positive. Selection within emerging market securities also had a negative impact on performance during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Bank Loans: Bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
ABS/MBS:  Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism,
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Multi-Sector Intermediate Bond Fund (Continued)
pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Corporate Bonds and Notes		37%
Financials	10%
Energy	7
Health Care	4
All other Corporate Bonds and Notes	16
Mortgage-Backed Securities		18
Asset-Backed Securities		14
Leveraged Loans		13
U.S. Government Securities		9
Foreign Government Securities		6
Securities Lending Collateral		1
Other (includes short-term investment)		2
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Multi-Sector Intermediate Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	5.76% [3]	1.58%	2.57%	— %	—
Class A shares at POP[4,5]	1.80	0.81	2.18	—	—
Class C shares at NAV[2] and with CDSC[5]	4.91	0.82	1.80	—	—
Class I shares at NAV[2]	6.01	1.83	2.83	—	—
Class R6 shares at NAV[2]	6.21	1.99	—	2.56	11/12/14
Bloomberg U.S. Aggregate Bond Index	0.64	0.10	1.13	0.73 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.08%, Net 0.99%; Class C shares: Gross 1.84%, Net 1.74%; Class I shares: Gross 0.84%, Net 0.74%; Class R6 shares: Gross 0.76%; Net 0.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Multi-Sector Intermediate Bond Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: NARAX
Class C: PSTCX
Class C1: PMSTX
Class I: PIMSX
Class R6: VMSSX
Newfleet Multi-Sector Short Term Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management
■	The Fund is diversified and has an investment objective of providing high current income while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 5.17%, Class C shares at NAV returned 4.58%, Class C1 shares at NAV returned 4.09%, Class I shares at NAV returned 5.18%, and Class R6 shares at NAV returned 5.48%. For the same period, the ICE BofA 1–3 Year A–BBB U.S. Corporate Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 4.03%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
As the third quarter of 2023 came to an end, economic transitions were proceeding across the globe. China was struggling with a slowing economy amid calls for more stimulus, despite having ended its strict zero-COVID policies earlier in the year. Europe, too, was wrestling with a slowing economy and inflation that remained above official targets. In the meantime, the U.S. economy proved remarkably resilient – unlike other major world economies, it defied expectations of a slowdown, leading to a growing consensus that the Federal Reserve (the Fed) might be able to pull off the often-elusive soft landing. The main risk to this scenario remained the unpredictable cumulative effect of 18 months of monetary tightening on the economy. Because monetary policy works on the economy with a lag, it presents a challenge to central bankers who are trying to return inflation to target without the associated economic pain of higher interest rates.
During the 12 months ended September 30, 2023, the Fed raised its main policy interest rate by 2.25% in its continuing fight to tame inflation. This resulted in significant progress on headline inflation readings as supply chains healed, demand shifted from goods to services, and energy prices rebalanced. Core readings of inflation, however, remained stubbornly above targets at the end of the period. That said, market expectations held that that most major global central banks were approaching the end of their interest rate increases. Evidence of this could be found in the Fed’s most recent summary of economic projections, which indicated one more rate increase. The Bank of England (BOE) paused its rate hikes during the period, while the European Central Bank (ECB) signaled a pause. However, market expectations of a quick reversal of tighter policy moderated, and the higher-for-longer narrative was taking hold by the end of the fiscal year. The Fed tamped down expectations of rapid rate cuts in 2024 and 2025, and the ECB and BOE remained committed to the inflation fight, which could lead to their rates staying elevated for longer as well. As the fiscal year came to an end, it was clear that there was still work to be done on the inflation front.
Despite the volatility during the fiscal year, financial market performance was resilient, with most risk assets outperforming U.S. Treasuries. The U.S. Treasury yield curve shifted higher during the period and remained inverted as of September 30, 2023. The 2-year Treasury yield increased 0.77%, the 5-year Treasury yield increased by 0.52%, the 10-year Treasury yield increased by 0.74%, and the 30-year Treasury yield moved 0.92% higher.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark. The Fund’s underweight to U.S. Treasuries contributed to performance for the 12 months ended September 30, 2023. Allocation and positioning within high yield bank loans, and the allocation to corporate high yield bonds had a positive impact on performance for the period. Issue selection within investment grade corporate bonds also contributed to performance.
The Fund’s duration, or sensitivity to changes in interest rates, and yield curve positioning within U.S. Treasuries detracted from performance. The overweight to the asset-backed security sector was also a detractor during the period, however selection within the sector was positive. Selection within emerging markets high yield and commercial mortgage-backed securities also had a negative impact on performance during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Bank Loans: Bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Multi-Sector Short Term Bond Fund (Continued)
events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Corporate Bonds and Notes		27%
Financials	9%
Energy	4
Industrials	3
All other Corporate Bonds and Notes	11
Mortgage-Backed Securities		26
Asset-Backed Securities		26
Leveraged Loans		9
U.S. Government Securities		9
Other (includes short-term investment and securities lending collateral)		3
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Multi-Sector Short Term Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	5.17%	1.49%	1.82%	— %	—
Class A shares at POP[3,4]	2.80	1.03	1.59	—	—
Class C shares at NAV[2] and with CDSC[4]	4.58	1.21	1.56	—	—
Class C1 shares at NAV[2] and with CDSC[4]	4.09	0.72	1.06	—	—
Class I shares at NAV[2]	5.18	1.70	2.07	—	—
Class R6 shares at NAV[2]	5.48	1.90	—	1.94	11/3/16
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	4.03	1.75	1.70	1.63 [5]	—
Fund Expense Ratios: Class A shares: Gross 0.96%, Net 0.90%; Class C shares: Gross 1.23%, Net 1.16%; Class C1 shares: Gross 1.71%, Net 1.66%; Class I shares: Gross 0.71%, Net 0.65%; Class R6 shares: Gross 0.67%, Net 0.52%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares, Class C shares and Class C1 shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Multi-Sector Short Term Bond Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C1 shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: PSFRX
Class C: PFSRX
Class I: PSFIX
Class R6: VRSFX
Newfleet Senior Floating Rate Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management
■	The Fund is diversified and has an investment objective of high total return from both current income and capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 11.20%, Class C shares at NAV returned 10.50%, Class I shares at NAV returned 11.61%, and Class R6 shares at NAV returned 11.77%. For the same period, the Credit Suisse Leveraged Loan Index, which serves as both the Fund’s broad-based and style-specific index, returned 12.47%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Leveraged bank loans had a strong showing for the 12-month period, up 12.47%, as measured by the Credit Suisse Leveraged Loan Index. Bank loans outperformed other fixed income assets as concerns about rising interest rates negatively impacted longer-duration investments, or those that are more sensitive to changes in interest rates. The fiscal year started on a cautiously optimistic note: though the market consensus had forecast a growth slowdown, positive economic data started to indicate a possible soft landing – a scenario in which a central bank successfully raises interest rates to slow down an economy while avoiding a recession – or a mild slowdown at worst. This was soon upended by the release of higher-than-expected inflation data and disappointing fourth quarter corporate earnings results, which renewed concerns about the Federal Reserve’s (the Fed’s) interest rate path. This was followed by the failures of several regional banks in March, which led to market volatility.
Subsequent interventions from the Fed and the European Central Bank (ECB) successfully calmed the markets, and this, coupled with encouraging inflation data, sparked hopes that the Fed might start cutting rates sooner than anticipated. This seemed to be supported by the Fed’s pause on rate hikes in June. However, hopes that the Fed would suspend rate hikes or even cut rates began to fall away as a string of stronger-than-expected economic data and elevated inflation data fueled a growing narrative that interest rates might stay higher for longer. Since leveraged loans have historically performed well in rising rate environments, the asset class ended the fiscal year with a strong finish against this supportive macroeconomic backdrop.
As inflation stayed stubbornly high throughout the 12-month period, the Fed continued its campaign of rate increases, starting with a 0.75% increase in November 2022, a 0.50% increase in December 2022, and, subsequently, a string of 0.25% hikes at each Fed meeting during the period except June 2023 and September 2023. This sharp increase in the Fed’s target interest rate had a favorable effect on leveraged loan performance: in the first half of 2023 alone, loans saw their highest six-month gain since 2009.
The end of the fiscal year also left the loan market with spreads (the additional yield an investor receives above the Secured Overnight Financing Rate (SOFR) for the same duration) tighter than historical long-term averages, reflecting the stronger-than-expected economic data pointing toward a possible soft landing. The weighted average market price of the Credit Suisse Leveraged Loan Index also increased over the 12-month period, to $94.80 as of September 30, 2023.
Fundamentals in the loan market stayed mostly resilient, though there were signs toward period-end that they might be starting to weaken. At 1.27%, the default rate – the percentage of loans in the market that have been marked down as unpaid after a prolonged period of missed payments – was below both the 10-year average of 1.6% and the historical average of 2.7%. That said, though the sharp rise in the cost of borrowing benefited loan performance, it also presented some risk, as it puts more stress on borrowers. At the end of the period, concerns included the lagged impact of higher Fed interest rates on corporate borrowers and consumers, which could take time to flow through the economy.
Consumers were also concerned about the upcoming expiration of pandemic-era stimulus and the resumption of student loan debt payments. As of September 30, 2023, higher rates on housing, auto, and consumer-related loans were beginning to result in slower demand and even some delinquencies in lower-rated loans.
Collateralized loan obligation (CLO) issuance – the largest source of demand in the loan market – saw a slowdown, with issuance of $83.9 billion for the period, which was 21% behind last fiscal year’s issuance. However, this was more than offset by a sharp decrease in new issue supply driven by a drop in leveraged buyout (LBO) and mergers & acquisitions (M&A) activity. Most months subsequently posted a supply shortage, with retail fund flows also finally turning positive toward the end of the period after a 15-month streak of outflows, which contributed to loan outperformance.
What factors affected the Fund’s performance during its fiscal year?
For the 12 months ended September 30, 2023, the Fund lagged its benchmark, the Credit Suisse Leveraged Loan Index. At the start of the fiscal year, the Fund’s higher-quality defensive positioning contributed to its underperformance versus the Index as the anticipated growth slowdown kept being delayed by news pointing to the economy’s resilience. As the odds of a recession started to give way to the increased odds of a soft landing, we pivoted the Fund’s holdings to take into account a stronger-than-anticipated economy.
Overall security selection – particularly within the health care, consumer non-durables, diversified media, manufacturing, and food/tobacco sectors – had a positive impact on performance. Conversely, the Fund’s cash holdings and its equity holdings left over from previously reorganized issuers both hurt performance, as did weak security selection within retail.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Senior Floating Rate Fund (Continued)
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Bank Loans: Bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Liquidity: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the Fund.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Leveraged Loans		91%
Health Care	12%
Information Technology	11
Service	11
Manufacturing	7
Food / Tobacco	6
Gaming / Leisure	6
Financials	4
All other Leveraged Loans	34
Corporate Bonds and Notes		4
Exchange-Traded Funds		2
Other (includes short-term investment)		3
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Senior Floating Rate Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	11.20%	3.23%	3.26%	— %	—
Class A shares at POP[3,4]	8.14	2.65	2.97	—	—
Class C shares at NAV[2] and with CDSC[4]	10.50	2.47	2.48	—	—
Class I shares at NAV[2]	11.61	3.49	3.51	—	—
Class R6 shares at NAV[2]	11.77	3.64	—	3.93	11/3/16
Credit Suisse Leveraged Loan Index	12.47	4.31	4.33	4.63 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.09%, Net: 1.04%; Class C shares: Gross 1.85%, Net: 1.79%; Class I shares: Gross 0.84% Net: 0.79%; Class R6 shares: Gross 0.78%, Net: 0.65%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Senior Floating Rate Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: HXBZX
Class C: PXCZX
Class I: HXBIX
Seix Tax-Exempt Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Seix Investment Advisors
■	The Fund is diversified and has an investment objective of providing a high level of current income that is exempt from federal income tax. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 2.14%, Class C shares at NAV returned 1.37%, and Class I shares at NAV returned 2.39%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based fixed income index, returned 0.64%, and the ICE BofA 1-22 Year U.S. Municipal Securities Index, which is the Fund’s style-specific benchmark appropriate for comparison, returned 2.76%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
The municipal bond market experienced positive performance for the fiscal year ended September 30, 2023, despite a dramatic rise in interest rates and continued concerns about both inflation and recession. For the fiscal year, yields in the 10-year area of the yield curve rose the least, while the very short end and the long end of the curve saw the largest increases in yields. Credit spreads, or the additional yield the market demands from lower-rated bonds versus higher quality bonds, tightened.
Municipal bonds outperformed the broader fixed income market, except for corporate bonds, during the fiscal year. However, the market’s shifting views about whether the Federal Reserve (the Fed) would be able to negotiate a soft landing for the economy in the face of soaring inflation resulted in lopsided market moves and extreme volatility.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark. For the 12 months ended September 30, 2023, performance relative to the benchmark benefited from exposure to intermediate maturities (6 to 10 years) and lesser credit quality. Relative performance versus the benchmark was negatively impacted by the Fund’s exposure to bonds with maturities greater than 22 years, lower coupon structures, and, to some extent, exposure to very high quality bonds.
The Fund’s investment strategy focuses on higher quality municipalities that we believe show value for the long term. The credit profile of the municipal market was stable during the reporting period. The resilience of consumer spending and the impact of residual COVID relief funds, particularly in the tax-backed sectors, helped to steady balance sheets. However, investors were concerned about a potential recession on the horizon, as well as moderating consumer spending, and how both could impact budgets.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Municipal Market: Events negatively impacting a municipality, municipal security, or the municipal bond market in general, may cause the portfolio to decrease in value.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Market Volatility: value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Municipal Bonds	100%
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Seix Tax-Exempt Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	2.14%	0.73%	1.70%
Class A shares at POP[3,4]	-0.67	0.17	1.42
Class C shares at NAV[2] and with CDSC[4]	1.37	-0.04	0.94
Class I shares at NAV[2]	2.39	0.98	1.96
Bloomberg U.S. Aggregate Bond Index	0.64	0.10	1.13
ICE BofA 1-22 Year U.S. Municipal Securities Index	2.76	1.27	2.17
Fund Expense Ratios[5]: Class A shares: Gross 1.01%, Net 0.83%; Class C shares: Gross 1.76%, Net 1.58%; Class I shares: Gross 0.77%, Net 0.58%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Seix Tax-Exempt Bond Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—17.3%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 720	$ 498
3.875%, 5/15/43	1,440	1,252
3.000%, 8/15/48	3,115	2,277
1.375%, 8/15/50	1,320	644
1.875%, 2/15/51	1,335	748
1.875%, 11/15/51	940	524
2.250%, 2/15/52	950	583
2.875%, 5/15/52	985	698
4.000%, 11/15/52	2,800	2,482
3.625%, 2/15/53	1,420	1,174
3.625%, 5/15/53	7,550	6,251
4.125%, 8/15/53	2,330	2,115
U.S. Treasury Notes
5.125%, 9/30/25	825	824
0.625%, 12/31/27	990	837
4.500%, 9/30/28	825	826
1.500%, 2/15/30	1,265	1,049
1.375%, 11/15/31	630	494
4.125%, 11/15/32	1,170	1,128
3.500%, 2/15/33	625	574
3.375%, 5/15/33	3,990	3,618
Total U.S. Government Securities (Identified Cost $34,039)		28,596

Municipal Bonds—2.0%
California—0.1%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	250	159
Florida—0.6%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	1,065	946
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable Series B 5.020%, 3/1/48	170	146
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	22
New York—0.8%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	1,290	1,329
Texas—0.3%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	255	193
	Par Value	Value

Texas—continued
State of Texas, General Obligation Taxable 3.211%, 4/1/44	$ 80	$ 60
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	205	149
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	80	73
		475

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	285	231
Total Municipal Bonds (Identified Cost $4,014)		3,308

Foreign Government Securities—0.9%
Dominican Republic 144A 4.875%, 9/23/32(1)	420	341
Federative Republic of Brazil 6.000%, 10/20/33	200	189
Republic of Serbia 144A 6.500%, 9/26/33(1)	200	190
United Mexican States
2.659%, 5/24/31	425	335
6.350%, 2/9/35	400	391
Total Foreign Government Securities (Identified Cost $1,564)		1,446

Mortgage-Backed Securities—27.1%
Agency—5.7%
Federal Home Loan Mortgage Corporation
Pool #SD2026 5.000%, 11/1/52	1,592	1,503
Pool #SD3238 5.500%, 12/1/52	152	147
Pool #SD8309 6.000%, 3/1/53	3,078	3,039
Pool #SD8317 6.000%, 4/1/53	424	419
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	5	5
Pool #535371 6.500%, 5/1/30	— (2)	— (2)
Pool #590108 7.000%, 7/1/31	3	3
Pool #880117 5.500%, 4/1/36	20	20
Pool #909092 6.000%, 9/1/37	8	8
	Par Value	Value

Agency—continued
Pool #909220 6.000%, 8/1/38	$ 103	$ 104
Pool #938574 5.500%, 9/1/36	39	39
Pool #986067 6.000%, 8/1/38	1	2
Pool #FS4438 5.000%, 11/1/52	147	138
Pool #MA4785 5.000%, 10/1/52	346	326
Pool #MA4805 4.500%, 11/1/52	508	466
Pool #MA4980 6.000%, 4/1/53	2,338	2,308
Pool #MA5072 5.500%, 7/1/53	910	880
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	7	7
		9,414

Non-Agency—21.4%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(3)	828	827
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(3)	138	126
2021-A, A1 144A 1.065%, 9/25/65(1)(3)	164	139
2022-B, A1 144A 3.500%, 3/27/62(1)(3)	917	841
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(1)	189	182
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	121
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(1)	255	239
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	93
2020-SFR2, D 144A 3.282%, 7/17/37(1)	250	235
2021-SFR2, C 144A 1.877%, 8/17/38(1)	460	402
2022-SFR1, C 144A 3.740%, 3/17/39(1)	515	464
Angel Oak Mortgage Trust
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	230	189
2022-5, A1 144A 4.500%, 5/25/67(1)(3)	810	760
2023-1, A1 144A 4.750%, 9/26/67(1)(3)	1,240	1,181
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	504	460
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	$ 72	$ 66
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	28	26
2021-1R, A1 144A 1.175%, 10/25/48(1)(3)	83	64
2022-1, A1B 144A 3.269%, 12/25/56(1)(3)	270	225
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.252%, 3/15/37(1)(3)	425	393
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	228
BPR Trust
2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.696%, 2/15/29(1)(3)	360	356
2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.230%, 4/15/37(1)(3)	670	658
BX Commercial Mortgage Trust
2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.697%, 10/15/36(1)(3)	145	143
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.293%, 2/15/39(1)(3)	263	252
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(3)	815	670
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	388	326
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.952%, 9/15/28(1)(3)	635	635
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	78	69
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	161	141
CHL Mortgage Pass-Through Trust 2004-6, 1A2 4.892%, 5/25/34(3)	55	49
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(3)	609	548
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	313	293
	Par Value	Value

Non-Agency—continued
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	$ 287	$ 269
2022-5, A1 144A 4.550%, 4/25/67(1)(3)	228	215
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(3)	42	35
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	390	356
2020-CBM, B 144A 3.099%, 2/10/37(1)	210	196
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	183
2020-1, A1 144A 1.832%, 3/15/50(1)	255	243
2020-3, A 144A 1.358%, 8/15/53(1)	148	135
2020-4, A 144A 1.174%, 12/15/52(1)	242	219
2022-1, A 144A 4.744%, 6/17/55(1)(3)	749	725
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.360%, 5/15/36(1)(3)	369	369
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(3)	36	32
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	270	229
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	438	379
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	37	33
2022-1, A1 144A 2.206%, 1/25/67(1)(3)	863	701
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.146%, 7/15/38(1)(3)	480	473
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	335	292
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(3)	40	34
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(3)	404	353
	Par Value	Value

Non-Agency—continued
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(3)	$ 10	$ 9
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.247%, 2/15/38(1)(3)	395	310
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	191	191
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.821%, 8/15/39(1)(3)	305	305
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(3)	307	300
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13, E 144A 3.986%, 1/15/46(1)(3)	540	457
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	526	440
2017-5, A1 144A 3.542%, 10/26/48(1)(3)	21	20
KNDL Mortgage Trust 2019-KNSQ, A (1 month Term SOFR + 0.996%, Cap N/A, Floor 0.800%) 144A 6.328%, 5/15/36(1)(3)	399	397
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 2/25/26(1)(3)	63	62
2021-RTL2, A1 144A 2.090%, 6/25/26(1)(3)	84	83
MetLife Securitization Trust 2017-1A, M1 144A 3.451%, 4/25/55(1)(3)	305	251
MFA Trust
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(3)	868	790
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	215	190
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(1)(3)	574	454
2019-1, M2 144A 3.500%, 10/25/69(1)(3)	155	129
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	98	89
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	400	392
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, AS 4.266%, 11/15/46	360	358
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	$ 52	$ 48
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	36	33
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	28	26
2016-3A, B1 144A 4.000%, 9/25/56(1)(3)	176	161
2016-4A, B1A 144A 4.500%, 11/25/56(1)(3)	200	185
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	838	771
2018-2A, A1 144A 4.500%, 2/25/58(1)(3)	102	96
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(3)	650	526
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	1,051	926
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(3)	430	376
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	255	245
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	436	405
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(3)	153	122
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(1)(3)	265	255
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(3)	335	294
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(3)	364	329
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(3)	125	121
Progress Residential Trust 2019-SFR3, B 144A 2.571%, 9/17/36(1)	365	351
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	360	295
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(3)	116	94
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(3)	167	165
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(3)	400	399
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(3)	9	9
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(3)	22	21
SG Residential Mortgage Trust 2021-1, A3 144A 1.560%, 7/25/61(1)(3)	177	135
	Par Value	Value

Non-Agency—continued
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(3)	$ 57	$ 45
Towd Point Mortgage Trust
2016-4, B1 144A 3.969%, 7/25/56(1)(3)	310	280
2017-1, M1 144A 3.750%, 10/25/56(1)(3)	340	316
2017-4, A2 144A 3.000%, 6/25/57(1)(3)	570	499
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	670	609
2018-6, A2 144A 3.750%, 3/25/58(1)(3)	600	502
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	116	108
2019-2, A2 144A 3.750%, 12/25/58(1)(3)	190	160
2019-4, A2 144A 3.250%, 10/25/59(1)(3)	240	198
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.034%, 5/25/58(1)(3)	100	100
2020-MH1, A2 144A 2.500%, 2/25/60(1)(3)	405	354
2021-1, A2 144A 2.750%, 11/25/61(1)(3)	355	269
2023-1, A1 144A 3.750%, 1/25/63(1)	459	420
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	176
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	262
VCAT LLC 2021-NPL2, A1 144A 2.115%, 3/27/51(1)(3)	172	164
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(3)	100	87
2019-INV2, A1 144A 3.913%, 7/25/59(1)(3)	604	582
2022-4, A1 144A 4.474%, 4/25/67(1)(3)	924	864
2022-6, A1 144A 4.910%, 6/25/67(1)(3)	395	382
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	66	58
2021-1R, A1 144A 1.280%, 5/25/56(1)	198	179
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	$ 361	$ 325
		35,426

Total Mortgage-Backed Securities (Identified Cost $47,573)		44,840

Asset-Backed Securities—11.8%
Automobiles—5.1%
American Credit Acceptance Receivables Trust 2022-1, D 144A 2.460%, 3/13/28(1)	270	256
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	381	348
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	237	233
CarNow Auto Receivables Trust 2023-1A, C 144A 7.240%, 9/15/26(1)	288	285
Carvana Auto Receivables Trust
2019-3A, D 144A 3.040%, 4/15/25(1)	24	24
2021-N3, D 1.580%, 6/12/28	202	191
2023-N1, C 144A 5.920%, 7/10/29(1)	250	244
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(1)	260	257
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(1)	265	262
DT Auto Owner Trust
2023-1A, B 144A 5.190%, 10/16/28(1)	384	378
2023-3A, C 144A 6.400%, 5/15/29(1)	200	199
Exeter Automobile Receivables Trust 2023-2A, B 5.610%, 9/15/27	315	312
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	248	245
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	300	288
2022-1A, C 144A 3.130%, 5/15/28(1)	270	253
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(1)	215	203
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2023-2, A2 144A 5.990%, 5/15/28(1)	$ 355	$ 354
GLS Auto Select Receivables Trust 2023-1A, B 144A 6.090%, 3/15/29(1)	385	379
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	270	252
2022-1A, A 144A 5.210%, 6/15/27(1)	596	592
2023-2A, D 144A 6.300%, 2/15/31(1)	265	259
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	168	163
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	627	616
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(1)	340	338
Tricolor Auto Securitization Trust 2023-1A, B 144A 6.840%, 11/16/26(1)	459	457
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(1)	287	285
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	315	310
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	265	247
2023-1A, C 144A 5.740%, 8/15/28(1)	265	262
		8,492

Consumer Loans—1.1%
ACHV ABS Trust
2023-1PL, A 144A 6.420%, 3/18/30(1)	31	31
2023-1PL, B 144A 6.800%, 3/18/30(1)	369	369
2023-3PL, B 144A 7.170%, 8/19/30(1)	355	357
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	249	248
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	256	254
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	270	246
Reach ABS Trust 2023-1A, B 144A 7.330%, 2/18/31(1)	310	309
		1,814

	Par Value	Value

Credit Card—0.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	$ 280	$ 260
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	280	266
		526

Equipment—0.2%
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	324	319
Other—5.1%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	340	334
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	444	388
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	325	325
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	434	428
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	10	10
2019-A, A 144A 3.140%, 7/16/40(1)	51	47
2019-A, C 144A 4.010%, 7/16/40(1)	216	195
2020-AA, B 144A 2.790%, 7/17/46(1)	270	235
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	426	377
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(1)	180	168
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	354	347
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	161	140
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(1)	285	271
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	187	184
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	66	61
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	17	17
	Par Value	Value

Other—continued
2021-1A, A 144A 1.270%, 5/15/41(1)	$ 105	$ 93
2023-2A, A 144A 6.530%, 6/15/49(1)	402	402
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	415	349
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	393	352
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	193	178
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	153	132
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	182	168
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	50	48
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	187	157
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	223	194
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(1)	260	247
Octane Receivables Trust 2023-1A, C 144A 6.370%, 9/20/29(1)	285	280
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	202	193
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	300	286
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	205	178
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	39	38
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	299	297
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	319	307
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	138	119
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	65	64
2022-1A, B 144A 3.040%, 7/24/28(1)	425	404
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	$ 387	$ 321
		8,334

Total Asset-Backed Securities (Identified Cost $20,166)		19,485

Corporate Bonds and Notes—30.7%
Communication Services—1.1%
AT&T, Inc. 5.400%, 2/15/34	545	510
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	21
144A 4.750%, 3/1/30(1)	180	151
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	245	137
Sprint Capital Corp. 8.750%, 3/15/32	265	307
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	200	162
T-Mobile USA, Inc. 5.050%, 7/15/33	246	228
Vodafone Group plc 5.625%, 2/10/53	320	284
		1,800

Consumer Discretionary—1.5%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)	305	283
144A 5.500%, 8/11/32(1)	200	185
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	115	109
Clarios Global LP 144A 6.750%, 5/15/28(1)	20	19
Ford Motor Co. 4.750%, 1/15/43	110	80
Ford Motor Credit Co. LLC 6.800%, 5/12/28(4)	200	200
MDC Holdings, Inc. 3.966%, 8/6/61	550	303
Newell Brands, Inc. 6.375%, 9/15/27(4)	321	306
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	295	295
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	250	250
PulteGroup, Inc. 6.375%, 5/15/33(4)	355	357
Station Casinos LLC 144A 4.500%, 2/15/28(1)	70	61
		2,448

Consumer Staples—1.3%
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	240	209
	Par Value	Value

Consumer Staples—continued
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	$ 270	$ 258
Bacardi Ltd. 144A 5.400%, 6/15/33(1)	275	258
BAT Capital Corp.
7.750%, 10/19/32	193	204
4.758%, 9/6/49	245	172
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	90	81
Church & Dwight Co., Inc. 5.000%, 6/15/52	295	262
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	322
Pilgrim’s Pride Corp. 6.250%, 7/1/33	352	331
		2,097

Energy—2.9%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	157	157
BP Capital Markets plc 4.875% (5)	635	567
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	135	138
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	160	156
144A 6.544%, 11/15/53(1)	140	137
144A 6.714%, 8/15/63(1)	40	39
CrownRock LP 144A 5.000%, 5/1/29(1)	135	127
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	170	147
Ecopetrol S.A. 8.875%, 1/13/33	175	170
Enbridge, Inc.
7.625%, 1/15/83	320	306
8.500%, 1/15/84	94	93
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	220	217
Energy Transfer LP Series H 6.500% (5)	230	211
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	520	404
Genesis Energy LP 8.875%, 4/15/30	100	98
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	110	113
7.500%, 11/15/40	215	226
Kinder Morgan, Inc. 7.750%, 1/15/32	40	43
Occidental Petroleum Corp. 6.125%, 1/1/31	305	301
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	500	476
Petroleos Mexicanos 7.690%, 1/23/50	275	176
	Par Value	Value

Energy—continued
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)(4)	$ 250	$ 199
USA Compression Partners LP 6.875%, 4/1/26	125	122
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	125	105
		4,728

Financials—10.6%
Allianz SE 144A 6.350%, 9/6/53(1)	400	386
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.564%, 8/15/53(3)	310	306
American Express Co. 5.625%, 7/28/34	485	458
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	270	261
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	270	199
Banco Mercantil del Norte S.A. 144A 6.625% (1)(5)	235	184
Bank of America Corp.
2.687%, 4/22/32	975	766
5.288%, 4/25/34	105	98
2.482%, 9/21/36	635	462
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	200	197
Series G 4.700%(5)	430	414
Barclays plc 7.437%, 11/2/33	400	411
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	172
Blackstone Private Credit Fund 2.625%, 12/15/26	144	124
Blue Owl Credit Income Corp. 4.700%, 2/8/27	185	168
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	355	265
Brookfield Capital Finance LLC 6.087%, 6/14/33	140	136
Brookfield Finance, Inc. 2.724%, 4/15/31	440	349
Capital One Financial Corp. 2.359%, 7/29/32	422	289
Charles Schwab Corp. (The)
6.136%, 8/24/34	240	233
Series H 4.000%(5)	240	169
Citadel LP 144A 4.875%, 1/15/27(1)	255	242
Citigroup, Inc.
3.980%, 3/20/30	275	247
6.270%, 11/17/33	255	254
6.174%, 5/25/34	273	261
Citizens Bank N.A. 2.250%, 4/28/25	500	463
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Corebridge Financial, Inc. 6.875%, 12/15/52	$ 405	$ 388
Discover Financial Services 6.700%, 11/29/32	126	122
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	280	249
Fifth Third Bancorp 4.337%, 4/25/33	265	224
First American Financial Corp. 4.000%, 5/15/30	405	343
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	121	116
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	505	379
3.102%, 2/24/33	145	116
6.450%, 5/1/36	145	144
Huntington Bancshares, Inc. 2.550%, 2/4/30	180	142
JPMorgan Chase & Co.
5.717%, 9/14/33	435	418
5.350%, 6/1/34	185	175
1.953%, 2/4/32	685	519
KeyCorp 4.789%, 6/1/33	270	225
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	155	136
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	305	251
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.628%, 4/20/67(3)	315	209
MetLife, Inc. Series G 3.850% (4)(5)	325	301
Morgan Stanley
5.250%, 4/21/34	375	348
5.424%, 7/21/34	140	132
5.948%, 1/19/38	123	115
6.375%, 7/24/42	260	269
MSCI, Inc. 144A 3.625%, 9/1/30(1)	376	315
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.541%, 4/30/43(3)	150	147
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	225	223
Northern Trust Corp.
3.375%, 5/8/32	315	278
6.125%, 11/2/32	150	148
OneMain Finance Corp. 6.875%, 3/15/25	285	283
Prudential Financial, Inc.
5.125%, 3/1/52	88	76
6.000%, 9/1/52	44	40
6.750%, 3/1/53	185	179
	Par Value	Value

Financials—continued
State Street Corp.
4.164%, 8/4/33	$ 295	$ 258
4.821%, 1/26/34	83	76
Synchrony Financial
4.875%, 6/13/25	80	77
3.700%, 8/4/26	132	119
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	274
Toronto-Dominion Bank (The) 8.125%, 10/31/82	435	433
UBS Group AG 144A 6.301%, 9/22/34(1)	480	469
Wells Fargo & Co.
5.389%, 4/24/34	480	449
Series BB 3.900%(5)	245	214
Series U 5.875%(3)(5)	360	353
Zions Bancorp NA 3.250%, 10/29/29	250	194
		17,440

Health Care—3.2%
AdaptHealth LLC 144A 5.125%, 3/1/30(1)	180	139
Amgen, Inc.
5.250%, 3/2/33	334	319
5.650%, 3/2/53	83	78
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	505	425
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)(4)	345	284
CVS Health Corp. 5.875%, 6/1/53	320	296
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	660	552
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	64	62
GE HealthCare Technologies, Inc. 5.857%, 3/15/30	360	357
HCA, Inc.
5.500%, 6/1/33	250	236
5.250%, 6/15/49	170	140
Illumina, Inc. 2.550%, 3/23/31	553	429
IQVIA, Inc. 144A 5.700%, 5/15/28(1)	194	189
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(6)	70	50
Royalty Pharma plc
2.150%, 9/2/31(4)	200	150
3.350%, 9/2/51	350	203
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	175	156
Universal Health Services, Inc. 2.650%, 1/15/32	655	491
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	107	100
	Par Value	Value

Health Care—continued
Viatris, Inc.
2.300%, 6/22/27	$ 226	$ 195
144A 2.300%, 6/22/27(1)	2	1
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	500	427
		5,279

Industrials—3.6%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	371	356
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	245	216
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	260	244
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	85	82
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	225	198
Boeing Co. (The)
5.805%, 5/1/50	130	118
5.930%, 5/1/60	509	457
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	268	222
Concentrix Corp. 6.650%, 8/2/26	165	164
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	465	375
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	186	174
Ferguson Finance plc 144A 4.650%, 4/20/32(1)	370	332
Flowserve Corp. 3.500%, 10/1/30	84	70
Fortune Brands Innovations, Inc. 5.875%, 6/1/33	385	371
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	215	184
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	439	369
Icahn Enterprises LP 5.250%, 5/15/27	200	176
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	435	419
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	285	259
Sempra Global 144A 3.250%, 1/15/32(1)	339	265
TransDigm, Inc. 5.500%, 11/15/27	100	93
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	253	246
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
Veralto Corp. 144A 5.450%, 9/18/33(1)	$ 625	$ 605
		5,995

Information Technology—1.6%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	140	137
144A 3.875%, 9/1/28(1)	260	233
144A 4.000%, 7/1/29(1)	275	243
Broadcom, Inc. 4.150%, 11/15/30	255	226
CDW LLC 3.569%, 12/1/31	287	236
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	125	107
Dell International LLC 8.100%, 7/15/36	272	304
Kyndryl Holdings, Inc. 2.700%, 10/15/28	198	163
Leidos, Inc. 2.300%, 2/15/31	475	365
Motorola Solutions, Inc. 4.600%, 5/23/29	180	170
Oracle Corp.
6.250%, 11/9/32	170	172
5.550%, 2/6/53	240	210
3.850%, 4/1/60	60	38
		2,604

Materials—0.8%
ArcelorMittal S.A. 6.800%, 11/29/32	200	199
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	300	259
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	310	300
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	215	197
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	225	178
Teck Resources Ltd. 6.125%, 10/1/35	265	253
		1,386

Real Estate—1.4%
EPR Properties 4.750%, 12/15/26(4)	350	320
GLP Capital LP
5.750%, 6/1/28	206	198
4.000%, 1/15/30	75	64
3.250%, 1/15/32	298	231
Kite Realty Group Trust 4.750%, 9/15/30	325	289
MPT Operating Partnership LP 3.500%, 3/15/31	190	119
	Par Value	Value

Real Estate—continued
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	$ 330	$ 249
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	420	309
VICI Properties LP
4.950%, 2/15/30	175	160
5.125%, 5/15/32	340	304
144A 4.125%, 8/15/30(1)	145	123
		2,366

Utilities—2.7%
Black Hills Corp. 6.150%, 5/15/34	460	448
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	190	169
CMS Energy Corp. 4.750%, 6/1/50	540	461
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	200
144A 6.900%, 5/23/53(1)	215	213
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	400	427
Entergy Texas, Inc. 5.800%, 9/1/53	455	435
Exelon Corp. 5.600%, 3/15/53	495	450
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	240	232
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	370	365
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	365	353
Puget Energy, Inc.
2.379%, 6/15/28	204	175
4.224%, 3/15/32	158	135
Southern Co. (The) Series 21-A 3.750%, 9/15/51	429	374
Vistra Corp. 144A 8.000% (1)(5)	100	95
		4,532

Total Corporate Bonds and Notes (Identified Cost $55,121)		50,675

Leveraged Loans—5.7%
Aerospace—0.3%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.166%, 6/7/28(3)	219	217
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.076%, 10/20/27(3)	102	106
	Par Value	Value

Aerospace—continued
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.798%, 6/21/27(3)	$ 90	$ 93
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.640%, 8/24/28(3)	143	143
		559

Chemicals—0.5%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.166%, 11/8/27(3)	278	277
Innophos Holdings, Inc. (1 month Term SOFR + 3.364%) 8.681%, 2/5/27(3)	159	159
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.666%, 10/15/28(3)	145	142
Nouryon Finance B.V. (3 month LIBOR + 3.250%) 0.000%, 4/3/28(3)(7)	155	152
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.830%, 8/1/30(3)	170	169
		899

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.693% - 7.698%, 2/11/28(3)	— (2)	— (2)
Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.402%, 12/22/26(3)	209	208
Energy—0.2%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.088%, 12/21/28(3)	123	122
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.692%, 10/5/28(3)	122	121
		243

See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—0.4%
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 2.750%) 8.172%, 6/15/25(3)	$ 87	$ 87
Citadel Securities LP Tranche B (1 month Term SOFR + 2.614%) 7.931%, 7/29/30(3)	101	100
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.369%, 6/27/29(3)	254	254
GIP Pilot Acquisition Partners LP (1 month Term SOFR + 3.250%) 0.000%, 9/18/30(3)(7)	45	45
GTCR W Merger Sub LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 9/20/30(3)(7)	95	95
		581

Food / Tobacco—0.4%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350% - 3 month PRIME + 3.250%) 9.668% - 11.750%, 5/16/29(3)	210	204
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.666%, 1/29/27(3)	252	250
Hostess Brands LLC Tranche B (3 month Term SOFR + 2.500%) 7.890%, 6/21/30(3)	223	223
		677

Gaming / Leisure—0.4%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.666%, 2/6/30(3)	50	50
Carnival Corp. (1 month Term SOFR + 3.000%) 8.327%, 8/9/27(3)	140	139
Entain plc Tranche B-2 (3 month Term SOFR + 3.600%) 8.990%, 10/31/29(3)	20	20
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.640%, 8/1/30(3)	40	40
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.434%, 4/13/29(3)	64	64
	Par Value	Value

Gaming / Leisure—continued
Station Casinos LLC Tranche B-1 (1 month Term SOFR + 2.350%) 7.666%, 2/8/27(3)	$ 121	$ 121
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.369%, 4/29/26(3)	269	269
		703

Health Care—0.6%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 8.247%, 5/1/30(3)	109	108
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.681%, 9/29/28(3)	234	233
LifePoint Health, Inc. Tranche B, First Lien (3 month Term SOFR + 4.012%) 9.377%, 11/16/25(3)	97	97
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.681%, 10/23/28(3)	179	178
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.666%, 4/20/29(3)	93	93
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.316%, 3/8/27(3)	105	104
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.850%) 9.240%, 10/1/26(3)	190	190
		1,003

Housing—0.2%
SRS Distribution, Inc. 2021 (1 month Term SOFR + 3.500%) 0.000%, 6/2/28(3)(7)	160	158
Standard Industries, Inc. (1 month Term SOFR + 2.614%) 7.938%, 9/22/28(3)	122	123
		281

Information Technology—0.7%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.890%, 9/18/26(3)	222	222
	Par Value	Value

Information Technology—continued
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.681%, 9/21/28(3)	$ 123	$ 122
CDK Global, Inc. (1 month Term SOFR + 4.250%) 9.640%, 7/6/29(3)	189	189
Epicor Software Corp. First Lien (3 month LIBOR + 1.750%) 9.069%, 7/30/27(3)	20	20
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.166%, 1/31/30(3)	80	79
Sophia LP Tranche B (1 month Term SOFR + 3.600%) 8.916%, 10/7/27(3)	121	121
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.159%, 3/3/30(3)	293	293
UKG, Inc. 2021-2, First Lien (3 month Term SOFR + 3.350%) 8.618%, 5/4/26(3)	121	121
		1,167

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.901%, 10/8/27(3)	82	82
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.931%, 10/21/28(3)	125	125
NCR Corp. (1 month Term SOFR + 2.614%) 7.931%, 8/28/26(3)	108	107
		314

Media / Telecom - Broadcasting—0.2%
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.681%, 3/15/26(3)	259	258
Media / Telecom - Cable/Wireless Video—0.4%
Cogeco Communications Finance USA LP Tranche B-1 (3 month LIBOR + 3.250%) 0.000%, 9/18/30(3)(7)	265	260
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.431%, 8/2/27(3)	228	223
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.652%, 11/12/27(3)	$ 145	$ 141
		624

Media / Telecom - Diversified Media—0.0%
Simon & Schuster, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 9/27/30(3)(7)	25	25
Metals / Minerals—0.0%
Arsenal Aic Parent LLC Tranche B (1 month Term SOFR + 4.500%) 9.879%, 8/19/30(3)	40	40
Retail—0.1%
PetsMart LLC (1 month Term SOFR + 3.850%) 9.166%, 2/11/28(3)	189	188
Service—0.7%
AlixPartners LLP (1 month Term SOFR + 2.864%) 8.181%, 2/4/28(3)	35	35
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.250%) 8.619%, 4/20/29(3)	161	161
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 2.850%) 8.167%, 2/6/26(3)	120	120
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.540%, 11/23/28(3)	122	122
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.166%, 2/1/28(3)	213	212
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.431%, 1/21/28(3)	250	249
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 8.731%, 3/28/25(3)	224	222
		1,121

Transportation - Automotive—0.1%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.066%, 5/6/30(3)	170	169
	Par Value	Value

Utilities—0.2%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.181%, 8/1/25(3)	$ 251	$ 250
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.566%, 8/7/29(3)	70	70
		320

Total Leveraged Loans (Identified Cost $9,338)		9,380

	Shares
Preferred Stocks—0.3%
Financials—0.3%
JPMorgan Chase & Co. Series HH, 4.600%	171 (8)	160
MetLife, Inc. Series D, 5.875%	108 (8)	101
Truist Financial Corp. Series Q, 5.100%	330 (8)	282
		543

Total Preferred Stocks (Identified Cost $584)		543

Total Long-Term Investments—95.8% (Identified Cost $172,399)		158,273

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(9)	432,680	433
Total Short-Term Investment (Identified Cost $433)		433

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(9)(10)	922,536	923
Total Securities Lending Collateral (Identified Cost $923)		923

TOTAL INVESTMENTS—96.6% (Identified Cost $173,755)		$159,629
Other assets and liabilities, net—3.4%		5,572
NET ASSETS—100.0%		$165,201
Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $69,571 or 42.1% of net assets.
(2)	Amount is less than $500 (not in thousands).
(3)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	No contractual maturity date.
(6)	Security in default; interest payments are being received.
(7)	This loan will settle after September 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	93%
Canada	2
United Kingdom	1
Mexico	1
Netherlands	1
Indonesia	1
Switzerland	1
Total	100%
† % of total investments as of September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 19,485	$ —	$ 19,485
Corporate Bonds and Notes	50,675	—	50,675
Foreign Government Securities	1,446	—	1,446
Leveraged Loans	9,380	—	9,380
Mortgage-Backed Securities	44,840	—	44,840
Municipal Bonds	3,308	—	3,308
U.S. Government Securities	28,596	—	28,596
Equity Securities:
Preferred Stocks	543	—	543
Money Market Mutual Fund	433	433	—
Securities Lending Collateral	923	923	—
Total Investments	$159,629	$1,356	$158,273
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2023.
Security held by the Fund with an end of period value of $353 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—92.4%
Communication Services—9.4%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 200	$ 99
Altice France S.A. 144A 5.125%, 7/15/29(1)	400	284
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	17	16
144A 4.750%, 3/1/30(1)	1,015	852
CSC Holdings LLC
5.250%, 6/1/24	280	266
144A 7.500%, 4/1/28(1)	410	266
DISH DBS Corp.
5.875%, 11/15/24	380	354
7.750%, 7/1/26	465	349
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	490	421
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	260
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	150	130
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	365	291
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	122
Telesat Canada 144A 6.500%, 10/15/27(1)	175	89
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	280	280
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	290	228
		4,307

Consumer Discretionary—15.2%
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	175	176
Carnival Corp.
144A 7.625%, 3/1/26(1)(2)	400	389
144A 7.000%, 8/15/29(1)	35	35
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	175	150
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	290	274
Clarios Global LP
144A 8.500%, 5/15/27(1)	300	299
144A 6.750%, 5/15/28(1)	30	29
eG Global Finance plc
144A 6.750%, 2/7/25(1)	200	196
144A 8.500%, 10/30/25(1)	205	202
Ford Motor Co.
3.250%, 2/12/32	581	448
4.750%, 1/15/43	225	164
Ford Motor Credit Co. LLC
4.125%, 8/17/27	200	182
7.350%, 3/6/30	200	203
Gates Global LLC 144A 6.250%, 1/15/26(1)	315	307
	Par Value	Value

Consumer Discretionary—continued
Hilton Domestic Operating Co., Inc. 144A 3.625%, 2/15/32(1)	$ 300	$ 242
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	327	290
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	310	304
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	410	403
Newell Brands, Inc. 6.625%, 9/15/29(2)	375	357
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	405	380
Nordstrom, Inc. 4.250%, 8/1/31	495	359
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	305	305
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)(2)	365	281
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	315	295
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	15	16
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	292
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	460	399
		6,977

Consumer Staples—3.5%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	285	269
BAT Capital Corp. 7.750%, 10/19/32	215	227
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	322
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	68
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	400	284
Pilgrim’s Pride Corp. 6.250%, 7/1/33	300	282
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	215	180
		1,632

Energy—19.7%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	350	350
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	321
	Par Value	Value

Energy—continued
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	$ 360	$ 356
BP Capital Markets plc 4.875% (3)	415	371
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	160	155
144A 5.875%, 2/1/29(1)	165	155
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	440	434
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	255	261
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	367	380
CrownRock LP
144A 5.625%, 10/15/25(1)	260	256
144A 5.000%, 5/1/29(1)	230	216
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	363
Enbridge, Inc. 8.500%, 1/15/84	350	347
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	286	282
Energy Transfer LP Series H 6.500% (3)	495	455
Genesis Energy LP 8.875%, 4/15/30	295	288
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	253
144A 6.000%, 2/1/31(1)	245	216
International Petroleum Corp.
144A, RegS 7.250%, 2/1/27(1)(4)	300	280
144A, RegS 7.250%, 2/1/27(1)(4)	200	186
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	335	323
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(5)	115	10
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	355	343
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	335	319
Occidental Petroleum Corp. 6.125%, 1/1/31	460	453
Southwestern Energy Co. 5.375%, 2/1/29	300	276
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	349
Transocean, Inc.
144A 11.500%, 1/30/27(1)	143	150
144A 8.750%, 2/15/30(1)	233	238
USA Compression Partners LP 6.875%, 4/1/26	250	245
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	$ 30	$ 25
144A 4.125%, 8/15/31(1)	500	410
		9,066

Financials—7.5%
Acrisure LLC 144A 7.000%, 11/15/25(1)	675	656
Block, Inc. 3.500%, 6/1/31(2)	335	263
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	331
Cobra AcquisitionCo. LLC 144A 6.375%, 11/1/29(1)	280	207
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	268	258
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	424
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	600	518
Navient Corp. 5.875%, 10/25/24	185	182
NCR Atleos Escrow Corp. 144A 9.500%, 4/1/29(1)	300	290
OneMain Finance Corp. 6.875%, 3/15/25	330	327
		3,456

Health Care—8.7%
AdaptHealth LLC 144A 5.125%, 3/1/30(1)	445	345
Akumin, Inc. 144A 7.000%, 11/1/25(1)	320	240
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	45	28
144A 11.000%, 9/30/28(1)	52	35
144A 14.000%, 10/15/30(1)	10	6
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)(2)	335	276
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	385	349
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	25	13
144A 6.125%, 4/1/30(1)	215	109
144A 5.250%, 5/15/30(1)	285	217
144A 4.750%, 2/15/31(1)	160	113
Endo Dac 144A 9.500%, 7/31/27(1)(6)	50	3
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	117	114
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)(5)	105	6
	Par Value	Value

Health Care—continued
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(1)	$ 285	$ 245
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	260	252
Medline Borrower LP 144A 5.250%, 10/1/29(1)	640	553
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(7)	256	182
Star Parent, Inc. 144A 9.000%, 10/1/30(1)	105	106
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	90	89
144A 10.000%, 4/15/27(1)	76	77
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	310	239
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	245	218
5.125%, 5/9/29	200	181
		3,996

Industrials—11.1%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	380	360
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	125	121
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	350	308
Boeing Co. (The) 5.930%, 5/1/60	381	342
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	275	292
Fortress Transportation & Infrastructure Investors LLC
144A 6.500%, 10/1/25(1)	231	227
144A 9.750%, 8/1/27(1)	40	42
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	430	368
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	290	227
Icahn Enterprises LP
6.250%, 5/15/26	90	84
5.250%, 5/15/27	280	246
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	310	281
Regal Rexnord Corp.
144A 6.300%, 2/15/30(1)	465	449
144A 6.400%, 4/15/33(1)	146	141
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	395
	Par Value	Value

Industrials—continued
SRS Distribution, Inc. 144A 6.125%, 7/1/29(1)	$ 370	$ 315
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	140	137
5.500%, 11/15/27	310	290
United Rentals North America, Inc. 3.750%, 1/15/32	404	326
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	155	136
		5,087

Information Technology—4.5%
ams-OSRAM AG 144A 7.000%, 7/31/25(1)	285	281
CDW LLC 3.569%, 12/1/31	290	239
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	250	238
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)(2)	130	120
144A 6.500%, 10/15/28(1)	340	290
GTCR W-2 Merger Sub LLC 144A 7.500%, 1/15/31(1)	237	237
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	200	174
Viasat, Inc. 144A 5.625%, 9/15/25(1)	535	494
		2,073

Materials—7.8%
ArcelorMittal S.A. 6.800%, 11/29/32	340	338
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	568	404
Cleveland-Cliffs, Inc.
7.000%, 3/15/27	170	165
144A 6.750%, 3/15/26(1)	115	115
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	485	443
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	400	335
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	475	430
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	245	214
Mercer International, Inc. 5.125%, 2/1/29	55	43
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	390	385
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Materials—continued
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	$ 265	$ 248
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	234	231
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	263	213
		3,564

Real Estate—1.4%
MPT Operating Partnership LP 3.500%, 3/15/31	465	291
VICI Properties LP 5.125%, 5/15/32	370	331
		622

Utilities—3.6%
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	285	285
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	286
144A 5.875%, 4/1/29(1)	175	157
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	235	227
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)(2)	305	261
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	240	218
Vistra Corp. 144A 8.000% (1)(3)	220	210
		1,644

Total Corporate Bonds and Notes (Identified Cost $46,456)		42,424

Leveraged Loans—4.4%
Aerospace—0.7%
Kestrel Bidco, Inc. (1 month Term SOFR + 3.100%) 8.420%, 12/11/26(8)	303	296
Forest Prod / Containers—0.6%
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 10.476%, 2/12/26(8)	304	292
Health Care—0.6%
Envision Healthcare Corp.
(3 month Term SOFR + 3.750%) 9.140%, 3/31/27(5)(6)(8)	87	— (9)
(3 month Term SOFR + 4.250%) 9.640%, 3/31/27(6)	36	8
	Par Value	Value

Health Care—continued
(3 month Term SOFR + 8.025%) 13.415%, 3/31/27(6)	$ 10	$ 12
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.073%, 12/11/26(8)	249	249
		269

Information Technology—0.3%
Infinite Bidco LLC Second Lien (1 month Term SOFR + 7.000%) 12.431%, 3/2/29(8)	175	152
Manufacturing—0.7%
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 5.012%) 10.402%, 6/23/28(8)	147	146
Second Lien (3 month Term SOFR + 8.250%) 13.902%, 6/25/29(8)	190	182
		328

Metals / Minerals—0.8%
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.530%, 7/31/26(8)	360	357
Service—0.7%
Carlisle Foodservice Products, Inc. First Lien (3 month PRIME + 2.000%) 10.500%, 3/20/25	77	74
Sweetwater Borrower LLC (1 month Term SOFR + 4.364%) 9.681%, 8/7/28(8)	259	251
		325

Total Leveraged Loans (Identified Cost $2,162)		2,019

	Shares
Preferred Stocks—1.1%
Financials—1.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250 (10)	223
Citigroup, Inc. Series T, 6.250%	315 (10)	303
		526

Total Preferred Stocks (Identified Cost $564)		526

	Shares	Value

Common Stocks—0.4%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(5)(11)	33,144	$ 10
NMG Parent LLC(5)(11)	116	14
		24

Energy—0.3%
QuarterNorth Energy Holding, Inc.(11)	1,072	140
Total Common Stocks (Identified Cost $329)		164

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(5)(11)	8,563	10
Total Rights (Identified Cost $7)		10

Total Long-Term Investments—98.3% (Identified Cost $49,518)		45,143

Securities Lending Collateral—3.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(12)(13)	1,641,367	1,641
Total Securities Lending Collateral (Identified Cost $1,641)		1,641

TOTAL INVESTMENTS—101.9% (Identified Cost $51,159)		$46,784
Other assets and liabilities, net—(1.9)%		(862)
NET ASSETS—100.0%		$45,922

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $33,155 or 72.2% of net assets.
(2)	All or a portion of security is on loan.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received.
(7)	Security in default; interest payments are being received.
(8)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(9)	Amount is less than $500 (not in thousands).
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	83%
Canada	6
Australia	2
Netherlands	2
United Kingdom	2
Luxembourg	1
Panama	1
Other	3
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$42,424	$ —	$42,408	$16
Leveraged Loans	2,019	—	2,019	—
Equity Securities:
Preferred Stocks	526	—	526	—
Rights	10	—	—	10
Common Stocks	164	—	140	24
Securities Lending Collateral	1,641	1,641	—	—
Total Investments	$46,784	$1,641	$45,093	$50
Securities held by the Fund with an end of period value of $—(1) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
(1) Amount is less than $500 (not in thousands).
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.7%
U.S. Treasury Notes
2.500%, 4/30/24	$ 1,145	$ 1,126
4.125%, 1/31/25	8,145	8,019
0.250%, 5/31/25	2,405	2,218
5.000%, 8/31/25(1)	6,390	6,377
4.375%, 8/15/26	8,590	8,483
Total U.S. Government Securities (Identified Cost $26,413)		26,223

Foreign Government Securities—0.3%
Dominican Republic 144A 5.500%, 2/22/29(2)	1,090	997
Republic of South Africa 5.875%, 9/16/25	265	261
Total Foreign Government Securities (Identified Cost $1,365)		1,258

Mortgage-Backed Securities—28.1%
Agency—3.8%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	3,000	3,007
Pool #SD3238 5.500%, 12/1/52	1,275	1,233
Pool #SD8309 6.000%, 3/1/53	3,924	3,874
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	62	61
Pool #AD3841 4.500%, 4/1/40	19	18
Pool #AD6058 4.000%, 8/1/25	4	4
Pool #AL7532 3.000%, 11/1/27	114	109
Pool #AO5149 3.000%, 6/1/27	31	30
Pool #AS5730 3.000%, 9/1/30	312	291
Pool #FS4438 5.000%, 11/1/52	2,248	2,123
Pool #MA0908 4.000%, 11/1/31	86	80
Pool #MA3663 3.500%, 5/1/49	171	149
Pool #MA4805 4.500%, 11/1/52	2,231	2,049
Pool #MA5072 5.500%, 7/1/53	2,137	2,066
Government National Mortgage Association Pool #780023 7.000%, 9/15/24	— (3)	— (3)
		15,094

	Par Value	Value

Non-Agency—24.3%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(2)(4)	$ 420	$ 384
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(2)	168	162
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(2)	940	881
2020-SFR3, B 144A 1.806%, 9/17/37(2)	2,400	2,200
2021-SFR2, C 144A 1.877%, 8/17/38(2)	1,010	883
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(2)(4)	784	724
2020-R1, A2 144A 1.247%, 4/25/53(2)(4)	632	568
2021-8, A1 144A 1.820%, 11/25/66(2)(4)	2,288	1,880
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(2)(4)	75	68
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(4)	939	864
2020-1, A1B 144A 2.100%, 3/25/55(2)	871	794
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.252%, 3/15/37(2)(4)	770	712
BPR Trust
2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.696%, 2/15/29(2)(4)	755	746
2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.230%, 4/15/37(2)(4)	1,525	1,498
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(4)	394	364
BX Commercial Mortgage Trust 2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.697%, 10/15/36(2)(4)	880	873
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 6.650%, 5/15/35(2)(4)	1,265	1,243
	Par Value	Value

Non-Agency—continued
2019-OC11, B 144A 3.605%, 12/9/41(2)	$ 811	$ 684
2022-CLS, A 144A 5.760%, 10/13/27(2)	2,212	2,134
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(2)	2,096	1,763
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.952%, 9/15/28(2)(4)	425	425
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(4)	197	173
2016-SH2, M2 144A 3.750%, 12/25/45(2)(4)	359	313
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(2)(4)	954	894
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(2)(4)	899	770
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(2)(4)	1,875	1,686
2022-4, A1 144A 4.301%, 3/25/67(2)(4)	609	571
2021-2R, A1 144A 0.798%, 7/27/54(2)	314	268
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(2)	1,035	967
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(2)(4)	950	878
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(2)	1,444	1,374
2020-4, A 144A 1.174%, 12/15/52(2)	1,182	1,073
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.360%, 5/15/36(2)(4)	1,451	1,450
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(2)(4)	608	572
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(4)	2,413	2,047
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(4)	99	86
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(4)	$ 218	$ 198
2020-1, A1 144A 2.006%, 5/25/65(2)(4)	325	310
2020-2, A1 144A 1.178%, 10/25/65(2)(4)	1,339	1,193
2021-1, A2 144A 1.003%, 2/25/66(2)(4)	440	360
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.146%, 7/15/38(2)(4)	1,026	1,011
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	440	403
2020-SFR2, B 144A 1.567%, 10/19/37(2)	2,045	1,857
2021-SFR1, D 144A 2.189%, 8/17/38(2)	1,050	915
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(2)(4)	42	37
2019-2, A52 144A 3.500%, 6/25/59(2)(4)	397	343
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(2)(4)	88	82
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.247%, 2/15/38(2)(4)	2,085	1,637
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	1,426	1,144
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(4)	1,146	1,144
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.821%, 8/15/39(2)(4)	1,765	1,767
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(4)	1,395	1,365
2015-C32, AS 3.984%, 11/15/48	2,200	2,029
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(2)(4)	97	86
	Par Value	Value

Non-Agency—continued
2015-1, AM1 144A 6.565%, 12/25/44(2)(4)	$ 35	$ 34
2015-5, A2 144A 6.651%, 5/25/45(2)(4)	204	200
2017-3, 2A2 144A 2.500%, 8/25/47(2)(4)	192	160
2017-5, A1 144A 3.542%, 10/26/48(2)(4)	257	252
KNDL Mortgage Trust 2019-KNSQ, A (1 month Term SOFR + 0.996%, Cap N/A, Floor 0.800%) 144A 6.328%, 5/15/36(2)(4)	1,040	1,035
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 2/25/26(2)(4)	232	231
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(2)(4)	1,351	1,241
2019-1A, A1A 144A 3.750%, 4/25/58(2)(4)	1,728	1,646
MFA Trust
2020-NQM3, A1 144A 1.014%, 1/26/65(2)(4)	700	618
2021-INV1, A1 144A 0.852%, 1/25/56(2)(4)	116	103
Mill City Mortgage Loan Trust 2021-NMR1, A1 144A 1.125%, 11/25/60(2)(4)	576	527
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.815%, 6/25/44(2)(4)	207	207
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(4)	450	415
2015-2A, A1 144A 3.750%, 8/25/55(2)(4)	480	437
2016-1A, A1 144A 3.750%, 3/25/56(2)(4)	267	243
2016-3A, A1 144A 3.750%, 9/25/56(2)(4)	281	256
2016-4A, A1 144A 3.750%, 11/25/56(2)(4)	1,223	1,113
2017-2A, A3 144A 4.000%, 3/25/57(2)(4)	773	711
2014-3A, AFX3 144A 3.750%, 11/25/54(2)(4)	1,067	955
2016-2A, A1 144A 3.750%, 11/26/35(2)(4)	616	568
2018-1A, A1A 144A 4.000%, 12/25/57(2)(4)	1,881	1,747
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(2)	2,106	1,864
OBX Trust 2018-1, A2 (1 month Term SOFR + 0.764%) 144A 6.084%, 6/25/57(2)(4)	96	91
	Par Value	Value

Non-Agency—continued
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(2)(4)	$ 1,091	$ 987
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(2)	850	818
2021-SFR3, C 144A 2.088%, 5/17/26(2)	500	443
2021-SFR3, D 144A 2.288%, 5/17/26(2)	1,010	891
2020-SFR3, A 144A 1.294%, 10/17/27(2)	342	311
2021-SFR1, C 144A 1.555%, 4/17/38(2)	1,050	926
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(4)	98	80
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(2)(4)	85	84
2020-1, A1 144A 2.376%, 1/26/60(2)(4)	1,932	1,826
SG Residential Mortgage Trust 2021-1, A3 144A 1.560%, 7/25/61(2)(4)	395	302
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(2)(4)	65	60
2020-3, A1 144A 1.486%, 4/25/65(2)(4)	209	193
2021-3, A3 144A 1.518%, 6/25/56(2)(4)	285	222
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(2)(4)	718	705
2016-2, M2 144A 3.000%, 8/25/55(2)(4)	3,370	2,998
2017-1, A2 144A 3.500%, 10/25/56(2)(4)	2,355	2,266
2018-2, A2 144A 3.500%, 3/25/58(2)(4)	1,565	1,422
2018-3, A1 144A 3.750%, 5/25/58(2)(4)	678	642
2018-6, A1A 144A 3.750%, 3/25/58(2)(4)	809	783
2019-1, A1 144A 3.750%, 3/25/58(2)(4)	274	255
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.034%, 5/25/58(2)(4)	1,450	1,450
2017-6, A2 144A 3.000%, 10/25/57(2)(4)	1,170	1,040
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(2)(4)	580	552
2021-NPL6, A1 144A 1.917%, 9/25/51(2)(4)	1,016	934
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Verus Securitization Trust
2019-INV2, A1 144A 3.913%, 7/25/59(2)(4)	$ 477	$ 460
2021-3, A1 144A 1.046%, 6/25/66(2)(4)	1,511	1,253
2022-7, A1 144A 5.152%, 7/25/67(2)(4)	2,889	2,811
2020-1, A1 144A 2.417%, 1/25/60(2)(4)	478	451
2021-R1, A1 144A 0.820%, 10/25/63(2)(4)	831	738
2021-R2, A1 144A 0.918%, 2/25/64(2)(4)	250	212
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(2)(4)	1,966	1,843
2021-1R, A1 144A 1.280%, 5/25/56(2)	1,504	1,359
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,140	1,028
2015-P2, A3 3.541%, 12/15/48	1,382	1,309
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(4)	258	206
		95,367

Total Mortgage-Backed Securities (Identified Cost $119,656)		110,461

Asset-Backed Securities—34.5%
Automobiles—18.5%
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(2)	899	883
American Credit Acceptance Receivables Trust
2021-1, C 144A 0.830%, 3/15/27(2)	294	292
2021-3, C 144A 0.980%, 11/15/27(2)	801	791
Arivo Acceptance Auto Loan Receivables Trust 2022-2A, A 144A 6.900%, 1/16/29(2)	552	549
Avid Automobile Receivables Trust
2021-1, D 144A 1.990%, 4/17/28(2)	400	376
2023-1, A 144A 6.630%, 7/15/26(2)	807	806
Avis Budget Rental Car Funding LLC
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(2)	1,475	1,382
	Par Value	Value

Automobiles—continued
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(2)	$ 400	$ 365
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(2)	1,750	1,544
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	1,181	1,160
Carvana Auto Receivables Trust
2019-3A, D 144A 3.040%, 4/15/25(2)	142	141
2019-3A, E 144A 4.600%, 7/15/26(2)	1,445	1,429
2020-N1A, D 144A 3.430%, 1/15/26(2)	544	540
2020-P1, B 0.920%, 11/9/26	1,340	1,227
2021-N1, C 1.300%, 1/10/28	439	410
2021-N2, C 1.070%, 3/10/28	552	511
2021-N3, D 1.580%, 6/12/28	1,367	1,295
2022-N1, C 144A 3.320%, 12/11/28(2)	1,297	1,260
2023-N1, C 144A 5.920%, 7/10/29(2)	1,109	1,082
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(2)	1,985	1,853
CPS Auto Receivables Trust
2019-D, E 144A 3.860%, 10/15/25(2)	1,864	1,841
2022-D, D 144A 8.730%, 1/16/29(2)	1,335	1,383
Credit Acceptance Auto Loan Trust 2023-2A, A 144A 5.920%, 5/16/33(2)	920	910
DT Auto Owner Trust
2020-2A, C 144A 3.280%, 3/16/26(2)	287	286
2021-2A, C 144A 1.100%, 2/16/27(2)	2,015	1,970
2023-1A, B 144A 5.190%, 10/16/28(2)	1,534	1,511
2023-3A, C 144A 6.400%, 5/15/29(2)	650	647
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(2)	1,605	1,595
2020-1A, D 144A 2.730%, 12/15/25(2)	633	621
2020-3A, E 144A 3.440%, 8/17/26(2)	1,985	1,908
2022-3A, C 5.300%, 9/15/27	895	882
2023-2A, B 5.610%, 9/15/27	1,150	1,137
	Par Value	Value

Automobiles—continued
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	$ 1,188	$ 1,176
First Investors Auto Owner Trust
2021-1A, B 144A 0.890%, 3/15/27(2)	1,597	1,579
2021-1A, C 144A 1.170%, 3/15/27(2)	1,895	1,819
2021-2A, C 144A 1.470%, 11/15/27(2)	1,845	1,687
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(2)	1,610	1,521
2023-1, A3 144A 5.390%, 12/15/27(2)	1,435	1,409
2023-2, A2 144A 5.990%, 5/15/28(2)	875	873
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(2)	801	786
2020-4A, C 144A 1.140%, 11/17/25(2)	353	350
2021-3A, C 144A 1.110%, 9/15/26(2)	1,055	1,018
2022-2A, C 144A 5.300%, 4/17/28(2)	1,825	1,785
2022-2A, D 144A 6.150%, 4/17/28(2)	1,775	1,744
GLS Auto Select Receivables Trust 2023-1A, B 144A 6.090%, 3/15/29(2)	1,315	1,296
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(2)	1,000	932
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(2)	2,000	1,870
2022-1A, A 144A 5.210%, 6/15/27(2)	1,199	1,190
2023-2A, D 144A 6.300%, 2/15/31(2)	825	806
Lobel Automobile Receivables Trust 2023-1, A 144A 6.970%, 7/15/26(2)	876	876
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(2)	1,181	1,181
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	1,210	1,162
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(2)	1,100	1,093
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(2)	590	549
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Santander Drive Auto Receivables Trust
2022-5, C 4.740%, 10/16/28	$ 1,155	$ 1,123
2022-7, A2 5.810%, 1/15/26	587	587
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(2)	1,090	1,085
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(2)	45	45
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(2)	1,725	1,702
2023-1A, B 144A 6.840%, 11/16/26(2)	1,455	1,448
United Auto Credit Securitization Trust
2021-1, D 144A 1.140%, 6/10/26(2)	730	725
2023-1, B 144A 5.910%, 7/10/28(2)	1,434	1,424
Westlake Automobile Receivables Trust
2020-3A, C 144A 1.240%, 11/17/25(2)	404	401
2021-3A, D 144A 2.120%, 1/15/27(2)	2,015	1,878
2022-1A, B 144A 2.750%, 3/15/27(2)	1,825	1,785
2023-1A, C 144A 5.740%, 8/15/28(2)	1,100	1,087
		72,579

Collateralized Loan Obligations—0.5%
GoldenTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month Term SOFR + 1.332%, Cap N/A, Floor 1.070%) 144A 6.658%, 1/20/33(2)(4)	1,435	1,428
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month Term SOFR + 1.162%, Cap N/A, Floor 1.162%) 144A 6.488%, 4/20/29(2)(4)	612	610
		2,038

Consumer Loans—2.7%
ACHV ABS Trust 2023-3PL, B 144A 7.170%, 8/19/30(2)	1,090	1,095
Affirm Asset Securitization Trust 2022-A, 1A 144A 4.300%, 5/17/27(2)	1,113	1,089
	Par Value	Value

Consumer Loans—continued
Lendingpoint Asset Securitization Trust 2022-A, B 144A 2.410%, 6/15/29(2)	$ 803	$ 800
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(2)	1,154	1,150
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(2)	1,970	1,791
Reach ABS Trust 2023-1A, B 144A 7.330%, 2/18/31(2)	1,025	1,023
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(2)	1,815	1,708
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(2)	1,020	992
Upstart Securitization Trust 2021-2, B 144A 1.750%, 6/20/31(2)	1,146	1,132
		10,780

Credit Card—1.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	1,875	1,741
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	1,300	1,284
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(2)	700	665
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(2)	1,452	1,457
		5,147

Equipment—1.3%
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(2)	1,626	1,404
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(2)	2,659	2,618
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(2)	1,210	1,171
		5,193

Other—10.2%
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(2)	1,300	1,301
	Par Value	Value

Other—continued
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	$ 293	$ 290
2019-A, A 144A 3.140%, 7/16/40(2)	301	279
2019-A, C 144A 4.010%, 7/16/40(2)	1,765	1,596
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	1,787	1,582
BHG Securitization Trust 2021-B, B 144A 1.670%, 10/17/34(2)	1,495	1,331
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(2)	551	499
CCG Receivables Trust
2021-1, C 144A 0.840%, 6/14/27(2)	1,510	1,435
2023-1, A2 144A 5.820%, 9/16/30(2)	500	499
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(2)	350	340
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(2)	695	684
Diamond Resorts Owner Trust
2019-1A, B 144A 3.530%, 2/20/32(2)	345	345
2021-1A, A 144A 1.510%, 11/21/33(2)	607	557
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	943	944
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(2)	224	221
2023-2A, A 144A 6.530%, 6/15/49(2)	983	983
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(2)	1,205	1,180
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(2)	1,114	941
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(2)	1,906	1,604
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(2)	69	69
2018-AA, A 144A 3.540%, 2/25/32(2)	225	218
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	859	790
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	$ 2,193	$ 2,014
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(2)	239	236
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	967	938
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(2)	1,111	1,023
2021-1WA, B 144A 1.440%, 1/22/41(2)	575	518
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	241	231
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	1,925	1,670
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(2)	1,480	1,406
2023-A, B 144A 6.830%, 6/17/30(2)	1,000	996
Oasis Securitization Funding LLC 2021-2A, A 144A 2.143%, 10/15/33(2)	377	375
Octane Receivables Trust
2020-1A, B 144A 1.980%, 6/20/25(2)	1,474	1,463
2021-1A, A 144A 0.930%, 3/22/27(2)	351	344
2023-1A, C 144A 6.370%, 9/20/29(2)	1,450	1,425
2023-3A, B 144A 6.480%, 7/20/29(2)	1,179	1,179
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(2)	260	249
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(2)	232	231
Sierra Timeshare Receivables Funding LLC
2019-1A, B 144A 3.420%, 1/20/36(2)	138	134
2019-2A, B 144A 2.820%, 5/20/36(2)	143	139
2020-2A, B 144A 2.320%, 7/20/37(2)	505	477
2023-2A, B 144A 6.280%, 4/20/40(2)	826	819
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	652	628
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(2)	519	447
	Par Value	Value

Other—continued
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(2)	$ 2,443	$ 2,320
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(2)	267	262
2022-1A, B 144A 2.288%, 8/20/36(2)	901	853
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	2,347	1,948
		40,013

Student Loan—0.0%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(2)	90	83
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(2)	41	40
		123

Total Asset-Backed Securities (Identified Cost $141,852)		135,873

Corporate Bonds and Notes—21.8%
Communication Services—0.6%
CCO Holdings LLC 144A 6.375%, 9/1/29(2)	216	201
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(2)	595	428
Sprint Capital Corp. 6.875%, 11/15/28	665	687
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(2)	90	89
TripAdvisor, Inc. 144A 7.000%, 7/15/25(2)	900	898
		2,303

Consumer Discretionary—0.8%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	1,600	1,487
Clarios Global LP 144A 6.750%, 5/15/28(2)	95	93
Ford Motor Credit Co. LLC 7.350%, 11/4/27	525	535
MDC Holdings, Inc. 2.500%, 1/15/31	840	627
Nissan Motor Acceptance Co. LLC
144A 6.950%, 9/15/26(2)	195	197
144A 7.050%, 9/15/28(2)	315	315
		3,254

Consumer Staples—0.5%
BAT Capital Corp. 2.259%, 3/25/28	970	820
	Par Value	Value

Consumer Staples—continued
Central American Bottling Corp. 144A 5.250%, 4/27/29(2)	$ 495	$ 445
Coty, Inc. 144A 6.625%, 7/15/30(2)	615	600
		1,865

Energy—1.7%
Boardwalk Pipelines LP 4.950%, 12/15/24	955	941
BP Capital Markets plc 4.875% (5)	1,115	996
Civitas Resources, Inc. 144A 8.375%, 7/1/28(2)	325	331
Enbridge, Inc. 7.375%, 1/15/83	1,155	1,098
Energy Transfer LP 4.200%, 4/15/27	690	650
EQM Midstream Partners LP
144A 6.000%, 7/1/25(2)	403	397
144A 7.500%, 6/1/27(2)	5	5
Korea National Oil Corp. 144A 4.875%, 4/3/28(2)	200	195
NGPL PipeCo LLC 144A 4.875%, 8/15/27(2)	954	901
Petroleos Mexicanos 6.500%, 3/13/27	1,215	1,065
		6,579

Financials—9.5%
AerCap Ireland Capital DAC
2.450%, 10/29/26	760	681
3.000%, 10/29/28	150	129
Series 3NC1 1.750%, 10/29/24	266	254
Banco Santander Chile 144A 2.700%, 1/10/25(2)	950	908
Bank of America Corp.
1.734%, 7/22/27	1,615	1,431
2.551%, 2/4/28	719	641
(3 month Term SOFR + 1.032%) 6.401%, 2/5/26(4)	840	841
Barclays plc
7.325%, 11/2/26	370	376
7.385%, 11/2/28	360	369
Blackstone Private Credit Fund
2.625%, 12/15/26	349	300
4.000%, 1/15/29	415	353
Blue Owl Credit Income Corp. 5.500%, 3/21/25	500	484
BPCE S.A. 144A 5.975%, 1/18/27(2)	610	603
Brookfield Finance, Inc. 3.900%, 1/25/28	1,125	1,036
Capital One Financial Corp. 6.312%, 6/8/29	672	657
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Charles Schwab Corp. (The)
Series G 5.375%(5)	$ 275	$ 264
Series H 4.000%(5)	830	586
Citadel Finance LLC 144A 3.375%, 3/9/26(2)	1,190	1,073
Citigroup, Inc.
3.200%, 10/21/26	410	378
(3 month Term SOFR + 1.512%) 6.906%, 7/1/26(4)	1,080	1,099
(SOFR + 1.280%) 6.623%, 2/24/28(1)(4)	962	960
Citizens Bank N.A. 2.250%, 4/28/25	810	750
Corebridge Financial, Inc. 6.875%, 12/15/52	939	900
Credit Suisse AG 7.950%, 1/9/25	465	473
Danske Bank A/S
144A 3.773%, 3/28/25(2)	500	493
144A 1.621%, 9/11/26(2)	673	613
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	1,430	1,272
Fifth Third Bancorp 4.055%, 4/25/28	255	235
Fifth Third Bank N.A. 5.852%, 10/27/25	470	462
Goldman Sachs Group, Inc. (The)
(3 month Term SOFR + 1.432%) 6.796%, 5/15/26(4)	475	478
(3 month Term SOFR + 2.012%) 7.377%, 10/28/27(4)	1,750	1,794
Huntington Bancshares, Inc. 6.208%, 8/21/29	370	362
Huntington National Bank (The) 5.699%, 11/18/25	292	285
JPMorgan Chase & Co.
1.578%, 4/22/27	970	866
(SOFR + 1.180%) 6.523%, 2/24/28(1)(4)	1,500	1,498
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	1,135	993
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	1,385	1,139
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.628%, 4/20/67(4)	1,394	923
Morgan Stanley
2.475%, 1/21/28	1,016	906
6.296%, 10/18/28	339	342
5.123%, 2/1/29	1,185	1,141
	Par Value	Value

Financials—continued
MSCI, Inc. 144A 3.625%, 9/1/30(2)	$ 612	$ 513
Navient Corp. 5.875%, 10/25/24	1,130	1,112
Prudential Financial, Inc. 6.000%, 9/1/52	260	238
State Street Corp.
5.751%, 11/4/26	633	631
5.820%, 11/4/28	495	496
Synchrony Financial
4.875%, 6/13/25	200	192
3.700%, 8/4/26	304	274
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	847
Toronto-Dominion Bank (The) 8.125%, 10/31/82	1,070	1,064
Truist Bank 3.625%, 9/16/25	965	912
UBS AG 5.650%, 9/11/28	600	590
Wells Fargo & Co.
3.526%, 3/24/28	700	643
Series U 5.875%(4)(5)	435	427
		37,287

Health Care—1.6%
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,060	887
HCA, Inc. 5.200%, 6/1/28	627	606
Illumina, Inc.
5.800%, 12/12/25	420	417
5.750%, 12/13/27	510	501
IQVIA, Inc. 144A 5.700%, 5/15/28(2)	835	811
Royalty Pharma plc
1.200%, 9/2/25	190	173
1.750%, 9/2/27	1,155	986
Universal Health Services, Inc. 1.650%, 9/1/26	1,205	1,062
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	273	256
Viatris, Inc.
2.300%, 6/22/27	716	616
144A 2.300%, 6/22/27(2)	— (3)	— (3)
		6,315

Industrials—1.9%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	1,273	1,221
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(2)	220	213
Boeing Co. (The) 4.875%, 5/1/25	335	329
	Par Value	Value

Industrials—continued
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	$ 940	$ 778
Concentrix Corp. 6.650%, 8/2/26	525	522
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	843	679
Hexcel Corp. 4.200%, 2/15/27	985	912
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	973	818
Regal Rexnord Corp.
144A 6.050%, 2/15/26(2)	256	253
144A 6.050%, 4/15/28(2)	391	380
144A 6.300%, 2/15/30(2)	450	435
Veralto Corp. 144A 5.350%, 9/18/28(2)	845	836
		7,376

Information Technology—0.8%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(2)	184	165
144A 4.000%, 7/1/29(2)	861	759
CDW LLC 3.276%, 12/1/28	527	454
Kyndryl Holdings, Inc. 2.700%, 10/15/28	547	450
Open Text Corp. 144A 3.875%, 2/15/28(2)	900	786
SK Hynix, Inc. 144A 1.500%, 1/19/26(2)	510	458
		3,072

Materials—1.0%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(2)	1,125	1,028
Bayport Polymers LLC 144A 4.743%, 4/14/27(2)	1,185	1,094
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(2)	1,280	1,170
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(2)	1,038	921
		4,213

Real Estate—1.4%
EPR Properties 4.950%, 4/15/28	735	651
GLP Capital LP 5.250%, 6/1/25	955	935
Office Properties Income Trust 2.650%, 6/15/26	373	254
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	1,645	1,641
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Real Estate—continued
Service Properties Trust
4.650%, 3/15/24	$ 520	$ 513
4.350%, 10/1/24	550	527
VICI Properties LP
144A 4.625%, 6/15/25(2)	170	164
144A 4.500%, 1/15/28(2)	265	242
144A 4.625%, 12/1/29(2)	720	639
		5,566

Utilities—2.0%
American Electric Power Co., Inc. 5.699%, 8/15/25	964	959
DPL, Inc. 4.125%, 7/1/25	147	139
Electricite de France S.A. 144A 5.700%, 5/23/28(2)	690	683
Enel Finance America LLC 144A 7.100%, 10/14/27(2)	570	590
Enel Finance International N.V. 144A 6.800%, 10/14/25(2)	200	202
Exelon Corp. 5.150%, 3/15/28	640	628
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(2)	837	726
National Grid plc 5.602%, 6/12/28	422	418
NRG Energy, Inc. 144A 3.750%, 6/15/24(2)	1,161	1,137
Puget Energy, Inc. 2.379%, 6/15/28	1,068	914
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,640	1,430
		7,826

Total Corporate Bonds and Notes (Identified Cost $91,738)		85,656

Leveraged Loans—6.2%
Aerospace—0.7%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.166%, 6/7/28(4)	739	731
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.076%, 10/20/27(4)	514	532
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.798%, 6/21/27(4)	454	471
	Par Value	Value

Aerospace—continued
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.640%, 8/24/28(4)	$ 1,124	$ 1,124
		2,858

Chemicals—0.3%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.166%, 11/8/27(4)	1,027	1,022
Consumer Durables—0.2%
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.025%) 7.341%, 1/29/29(4)	763	757
Energy—0.3%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.088%, 12/21/28(4)	625	618
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.692%, 10/5/28(4)	745	745
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(6)(7)	1	—
		1,363

Financials—0.4%
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month Term SOFR + 2.350%) 7.675%, 12/1/27(4)	514	514
Citadel Securities LP Tranche B (1 month Term SOFR + 2.614%) 7.931%, 7/29/30(4)	910	907
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.369%, 6/27/29(4)	125	124
		1,545

Food / Tobacco—0.4%
Aramark Services, Inc. Tranche B-5 (1 month Term SOFR + 2.614%) 7.931%, 4/6/28(4)	583	582
Hostess Brands LLC Tranche B (3 month Term SOFR + 2.500%) 7.890%, 6/21/30(4)	889	890
		1,472

	Par Value	Value

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Z (3 month Term SOFR + 2.012%) 7.293%, 7/1/26(4)	$ 734	$ 733
Gaming / Leisure—0.5%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.666%, 2/6/30(4)	259	258
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.434%, 4/13/29(4)	365	365
Stars Group Holdings B.V. 2021 (3 month Term SOFR + 2.512%) 7.902%, 7/21/26(4)	621	620
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.369%, 4/29/26(4)	835	834
		2,077

Health Care—0.3%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 8.247%, 5/1/30(4)	643	640
CHG Healthcare Services, Inc. 2023 (1 month Term SOFR + 3.000%) 0.000%, 9/29/28(4)(8)	50	50
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.316%, 3/8/27(4)	644	641
		1,331

Housing—0.3%
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.864%) 8.181%, 3/18/29(4)	630	630
Standard Industries, Inc. (1 month Term SOFR + 2.614%) 7.938%, 9/22/28(4)	612	612
		1,242

Information Technology—0.7%
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.681%, 9/21/28(4)	624	621
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 2.500%) 7.816%, 11/9/29(4)	1,363	1,364
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.159%, 3/3/30(4)	$ 357	$ 357
UKG, Inc. 2021-2, First Lien (3 month Term SOFR + 3.350%) 8.618%, 5/4/26(4)	503	501
		2,843

Manufacturing—0.4%
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.916%, 3/31/27(4)	523	521
NCR Corp. (1 month Term SOFR + 2.614%) 7.931%, 8/28/26(4)	938	936
		1,457

Media / Telecom - Broadcasting—0.1%
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.931%, 9/18/26(4)	371	370
Media / Telecom - Cable/Wireless Video—0.5%
Charter Communications Operating LLC Tranche B-2 (3 month Term SOFR + 1.750%) 7.116%, 2/1/27(4)	632	631
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 0.000%, 9/18/30(4)(8)	715	703
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.431%, 8/2/27(4)	604	590
		1,924

Service—0.5%
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 2.850%) 8.167%, 2/6/26(4)	598	597
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.540%, 11/23/28(4)	628	626
Pike Corp.
2028 (1 month Term SOFR + 3.114%) 8.431%, 1/21/28(4)	657	655
	Par Value	Value

Service—continued
2028, Tranche B (1 month Term SOFR + 3.500%) 8.816%, 1/21/28(4)	$ 109	$ 109
		1,987

Utilities—0.4%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.181%, 8/1/25(4)	458	457
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.566%, 8/7/29(4)	155	155
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 1.864%) 7.181%, 12/31/25(4)	909	909
		1,521

Total Leveraged Loans (Identified Cost $24,415)		24,502

	Shares
Preferred Stocks—0.6%
Financials—0.6%
Citigroup, Inc. Series T, 6.250%	1,235 (9)	1,188
JPMorgan Chase & Co. Series HH, 4.600%	1,106 (9)	1,035
		2,223

Total Preferred Stocks (Identified Cost $2,363)		2,223

Total Long-Term Investments—98.2% (Identified Cost $407,802)		386,196

Securities Lending Collateral—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(10)(11)	3,448,896	3,449
Total Securities Lending Collateral (Identified Cost $3,449)		3,449

TOTAL INVESTMENTS—99.1% (Identified Cost $411,251)		$389,645
Other assets and liabilities, net—0.9%		3,625
NET ASSETS—100.0%		$393,270
Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $247,465 or 62.9% of net assets.
(3)	Amount is less than $500 (not in thousands).
(4)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Security in default; no interest payments are being received.
(8)	This loan will settle after September 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
Country Weightings (Unaudited)†
United States	94%
Canada	1
United Kingdom	1
Cayman Islands	1
France	1
Australia	1
Denmark	1
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$135,873	$ —	$135,873	$—
Corporate Bonds and Notes	85,656	—	85,656	—
Foreign Government Securities	1,258	—	1,258	—
Leveraged Loans	24,502	—	24,502	— (1)
Mortgage-Backed Securities	110,461	—	110,461	—
U.S. Government Securities	26,223	—	26,223	—
Equity Securities:
Preferred Stocks	2,223	—	2,223	—
Securities Lending Collateral	3,449	3,449	—	—
Total Investments	$389,645	$3,449	$386,196	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—9.0%
U.S. Treasury Bonds
3.875%, 5/15/43	$ 1,410	$ 1,226
1.875%, 11/15/51	4,265	2,377
4.000%, 11/15/52	13,215	11,713
U.S. Treasury Notes
2.500%, 4/30/24	670	659
0.250%, 5/31/25	1,375	1,268
1.875%, 2/15/32	10,440	8,480
4.125%, 11/15/32	9,475	9,138
3.375%, 5/15/33	1,020	925
Total U.S. Government Securities (Identified Cost $40,573)		35,786

Municipal Bonds—0.3%
Florida—0.1%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	470	417
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	100	72
New York—0.2%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	665	685
Virginia—0.0%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	285	236
Total Municipal Bonds (Identified Cost $1,660)		1,410

Foreign Government Securities—5.7%
Arab Republic of Egypt
144A 7.600%, 3/1/29(1)	445	285
144A 5.875%, 2/16/31(1)	850	467
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	920	87
RegS 7.650%, 4/21/25(2)(3)	1,500	143
Dominican Republic 144A 4.875%, 9/23/32(1)	1,995	1,619
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,175	1,045
	Par Value	Value

Foreign Government Securities—continued
Federative Republic of Brazil 6.000%, 10/20/33	$ 1,405	$ 1,325
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	610	595
Kingdom of Jordan 144A 5.850%, 7/7/30(1)	780	690
Kingdom of Morocco
144A 3.000%, 12/15/32(1)	460	350
144A 5.500%, 12/11/42(1)	410	331
Republic of Angola 144A 8.250%, 5/9/28(1)	865	747
Republic of Argentina 3.500%, 7/9/41(4)	3,350	862
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	445	415
Republic of Ecuador 144A 6.000%, 7/31/30(1)(4)	1,040	529
Republic of Guatemala
144A 5.250%, 8/10/29(1)	460	423
144A 7.050%, 10/4/32(1)	300	301
Republic of Indonesia 2.850%, 2/14/30	790	671
Republic of Nigeria 144A 7.375%, 9/28/33(1)	610	450
Republic of Panama 3.298%, 1/19/33	495	386
Republic of Philippines 3.700%, 3/1/41	965	725
Republic of Poland 4.875%, 10/4/33	710	658
Republic of Serbia 144A 6.500%, 9/26/33(1)	770	732
Republic of South Africa 5.875%, 4/20/32	830	705
Republic of Turkey
9.375%, 3/14/29	270	277
7.625%, 4/26/29	1,025	980
9.125%, 7/13/30	1,305	1,309
Romania Government International Bond 144A 7.125%, 1/17/33(1)	605	618
Saudi International Bond
144A 5.500%, 10/25/32(1)	670	669
144A 4.500%, 10/26/46(1)	770	606
State of Qatar 144A 3.750%, 4/16/30(1)	620	577
Ukraine Government
144A 7.750%, 9/1/26(1)(2)	825	243
RegS 7.750%, 9/1/26(2)(3)	680	201
RegS 7.750%, 9/1/28(2)(3)	475	135
United Mexican States
3.500%, 2/12/34	450	351
	Par Value	Value

Foreign Government Securities—continued
6.350%, 2/9/35	$ 915	$ 893
6.338%, 5/4/53	1,230	1,116
Total Foreign Government Securities (Identified Cost $26,590)		22,516

Mortgage-Backed Securities—18.6%
Agency—3.9%
Federal Home Loan Mortgage Corporation
Pool #SD3238 5.500%, 12/1/52	309	299
Pool #SD8309 6.000%, 3/1/53	3,998	3,946
Pool #SD8317 6.000%, 4/1/53	1,273	1,257
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	1,026	969
Pool #MA4785 5.000%, 10/1/52	1,912	1,805
Pool #MA4805 4.500%, 11/1/52	1,519	1,395
Pool #MA4980 6.000%, 4/1/53	4,582	4,523
Pool #MA5072 5.500%, 7/1/53	1,434	1,387
		15,581

Non-Agency—14.7%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(4)	1,676	1,674
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(1)(4)	1,638	1,503
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	1,320	1,293
2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	980
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	660	619
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,000	1,833
2021-SFR2, C 144A 1.877%, 8/17/38(1)	510	446
2021-SFR3, D 144A 2.177%, 10/17/38(1)	540	466
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(1)(4)	2,381	2,233
2023-1, A1 144A 4.750%, 9/26/67(1)(4)	2,900	2,762
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	109	101
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	$ 243	$ 223
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	306	239
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.252%, 3/15/37(1)(4)	590	546
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	700	679
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.230%, 4/15/37(1)(4)	675	663
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	258	238
BX Commercial Mortgage Trust 2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.697%, 10/15/36(1)(4)	1,054	1,046
BX Trust
2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	1,412	1,161
2022-CLS, A 144A 5.760%, 10/13/27(1)	603	582
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.952%, 9/15/28(1)(4)	770	770
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	193	169
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	405	352
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	978	880
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(4)	795	756
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(1)(4)	1,196	1,121
2022-5, A1 144A 4.550%, 4/25/67(1)(4)	685	645
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(1)	985	899
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	250	208
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.360%, 5/15/36(1)(4)	$ 1,272	$ 1,270
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	801	679
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	331	286
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	34	31
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	283	230
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	770	706
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,131
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,010	880
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(4)	37	32
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(4)	430	429
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.821%, 8/15/39(1)(4)	836	837
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(4)	885	866
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13, E 144A 3.986%, 1/15/46(1)(4)	1,331	1,127
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.758%, 10/25/29(1)(4)	237	206
KNDL Mortgage Trust 2019-KNSQ, A (1 month Term SOFR + 0.996%, Cap N/A, Floor 0.800%) 144A 6.328%, 5/15/36(1)(4)	975	971
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 2/25/26(1)(4)	104	104
	Par Value	Value

Non-Agency—continued
MetLife Securitization Trust 2017-1A, M1 144A 3.451%, 4/25/55(1)(4)	$ 425	$ 350
MFA Trust
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(4)	1,303	1,184
2021-INV1, A1 144A 0.852%, 1/25/56(1)(4)	132	118
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	375	351
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	677	536
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	779	647
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	640	627
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	473	431
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	383	354
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	1,467	1,349
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	31	29
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	586	516
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(4)	1,020	890
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	385	373
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	161	141
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(4)	303	293
Progress Residential Trust 2019-SFR3, B 144A 2.571%, 9/17/36(1)	1,000	963
RCKT Mortgage Trust 2023-CES1, A1A 144A 6.515%, 6/25/43(1)(4)	1,159	1,148
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	27	27
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(4)	151	141
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	175	136
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	$ 199	$ 195
2016-4, B1 144A 3.969%, 7/25/56(1)(4)	485	438
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	550	511
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	850	743
2018-6, A1A 144A 3.750%, 3/25/58(1)(4)	71	69
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	1,925	1,612
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	1,198	1,009
2020-1, M1 144A 3.500%, 1/25/60(1)(4)	305	239
2023-1, A1 144A 3.750%, 1/25/63(1)	643	588
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	665	591
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	565
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	710
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	1,405	1,401
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	382	355
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	520	485
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	310	269
2021-3, A1 144A 1.046%, 6/25/66(1)(4)	121	101
2022-5, A1 144A 3.800%, 4/25/67(1)(4)	828	746
2022-6, A1 144A 4.910%, 6/25/67(1)(4)	938	906
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	464	452
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	112	98
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	716	646
		58,205

Total Mortgage-Backed Securities (Identified Cost $77,847)		73,786

	Par Value	Value

Asset-Backed Securities—14.0%
Automobiles—6.0%
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	$ 415	$ 408
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(1)	789	790
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(1)	451	450
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	1,129	1,075
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	841	826
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(1)	690	682
2022-N1, D 144A 4.130%, 12/11/28(1)	685	655
2023-N1, C 144A 5.920%, 7/10/29(1)	805	785
DT Auto Owner Trust
2023-1A, D 144A 6.440%, 11/15/28(1)	777	766
2023-3A, C 144A 6.400%, 5/15/29(1)	485	483
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	745	737
2023-3A, D 6.680%, 4/16/29	920	917
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	743	735
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	991	972
2020-3A, E 144A 4.310%, 7/15/27(1)	940	913
2022-2A, D 144A 6.150%, 4/17/28(1)	800	786
2023-1A, B 144A 6.190%, 6/15/27(1)	983	979
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(1)	530	506
LAD Auto Receivables Trust
2022-1A, A 144A 5.210%, 6/15/27(1)	1,067	1,059
2023-1A, D 144A 7.300%, 6/17/30(1)	780	782
2023-2A, D 144A 6.300%, 2/15/31(1)	750	733
Lendbuzz Securitization Trust 2023-2A, A2 144A 7.090%, 10/16/28(1)	747	745
	Par Value	Value

Automobiles—continued
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(1)	$ 895	$ 881
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	520	499
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(1)	855	851
Tricolor Auto Securitization Trust
2023-1A, B 144A 6.840%, 11/16/26(1)	1,088	1,083
2023-1A, C 144A 7.240%, 2/16/27(1)	780	778
United Auto Credit Securitization Trust
2023-1, C 144A 6.280%, 7/10/28(1)	784	775
2023-1, D 144A 8.000%, 7/10/28(1)	1,102	1,109
USASF Receivables LLC 2020-1A, C 144A 5.940%, 8/15/24(1)	232	232
Westlake Automobile Receivables Trust 2022-1A, B 144A 2.750%, 3/15/27(1)	760	743
		23,735

Consumer Loans—1.6%
ACHV ABS Trust
2023-1PL, B 144A 6.800%, 3/18/30(1)	1,140	1,140
2023-3PL, B 144A 7.170%, 8/19/30(1)	865	869
BHG Securitization Trust 2021-B, D 144A 3.170%, 10/17/34(1)	875	709
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	746	743
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	743	738
Reach ABS Trust 2023-1A, B 144A 7.330%, 2/18/31(1)	767	765
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	835	812
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(1)	229	222
Upstart Securitization Trust 2022-2, A 144A 4.370%, 5/20/32(1)	185	183
		6,181

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Credit Card—0.6%
Mercury Financial Credit Card Master Trust
2022-1A, A 144A 2.500%, 9/21/26(1)	$ 735	$ 703
2023-1A, A 144A 8.040%, 9/20/27(1)	777	780
Mission Lane Credit Card Master Trust
2023-A, A 144A 7.230%, 7/17/28(1)	746	740
2023-B, A 144A 7.790%, 11/15/28(1)	280	280
		2,503

Other—5.8%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	855	841
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	1,146	1,130
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	51	51
2019-A, C 144A 4.010%, 7/16/40(1)	746	675
2020-AA, D 144A 7.150%, 7/17/46(1)	815	697
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	912	807
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	825	824
Conn’s Receivables Funding LLC
2022-A, B 144A 9.520%, 12/15/26(1)	478	480
2023-A, B 144A 10.000%, 1/17/28(1)	1,500	1,503
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(1)	840	810
2023-1, A2 144A 5.990%, 3/15/32(1)	845	832
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	946	947
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	830	757
Foundation Finance Trust 2023-2A, A 144A 6.530%, 6/15/49(1)	991	991
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,031	867
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	450	414
	Par Value	Value

Other—continued
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)	$ 960	$ 799
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	1,169	1,046
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	613	563
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	896	870
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	665	577
Octane Receivables Trust
2020-1A, B 144A 1.980%, 6/20/25(1)	520	516
2023-3A, C 144A 6.740%, 8/20/29(1)	991	991
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	635	606
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	969	929
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	505	439
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)	1,000	989
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	726	720
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	881	849
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	877	728
		23,248

Total Asset-Backed Securities (Identified Cost $57,173)		55,667

Corporate Bonds and Notes—36.7%
Communication Services—2.1%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	660	326
Altice France S.A. 144A 5.125%, 7/15/29(1)	730	519
AT&T, Inc. 5.400%, 2/15/34	1,040	973
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	970	814
	Par Value	Value

Communication Services—continued
CSC Holdings LLC
5.250%, 6/1/24	$ 450	$ 428
144A 7.500%, 4/1/28(1)	710	461
CT Trust 144A 5.125%, 2/3/32(1)	610	472
DISH DBS Corp.
5.875%, 11/15/24	590	549
7.750%, 7/1/26	440	330
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	725	624
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	530	297
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	475	379
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	555	186
Sprint Capital Corp. 8.750%, 3/15/32	470	544
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	790	640
Telesat Canada 144A 6.500%, 10/15/27(1)	365	186
T-Mobile USA, Inc. 5.050%, 7/15/33	301	279
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	455	358
		8,365

Consumer Discretionary—2.8%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)	870	809
144A 5.500%, 8/11/32(1)	285	263
Carnival Corp. 144A 7.000%, 8/15/29(1)	115	113
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	480	411
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	515	487
Clarios Global LP
144A 8.500%, 5/15/27(1)	450	449
144A 6.750%, 5/15/28(1)	65	63
eG Global Finance plc 144A 8.500%, 10/30/25(1)	495	487
Ford Motor Co. 4.750%, 1/15/43	475	347
Ford Motor Credit Co. LLC
4.125%, 8/17/27	455	414
7.350%, 3/6/30	450	456
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	700	621
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	575	565
MDC Holdings, Inc. 3.966%, 8/6/61	1,295	713
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Newell Brands, Inc. 6.625%, 9/15/29(5)	$ 622	$ 592
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	695	695
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	725	680
Nordstrom, Inc. 4.250%, 8/1/31	720	522
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	630	630
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)(5)	715	551
PulteGroup, Inc.
7.875%, 6/15/32(5)	525	580
6.375%, 5/15/33	230	231
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	24	25
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	505	438
		11,142

Consumer Staples—1.2%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(1)	285	264
144A 6.500%, 2/15/28(1)	272	269
BAT Capital Corp. 7.750%, 10/19/32	859	907
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	315	283
Coty, Inc. 144A 6.625%, 7/15/30(1)	720	703
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	465	330
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(1)	945	938
Pilgrim’s Pride Corp. 6.250%, 7/1/33	695	653
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	390	327
		4,674

Energy—7.0%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	716	715
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	685	646
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	580	574
BP Capital Markets plc 4.875% (6)	1,530	1,367
	Par Value	Value

Energy—continued
Chesapeake Energy Corp. 144A 5.875%, 2/1/29(1)	$ 455	$ 428
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	640	630
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	385	393
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	820	800
144A 6.714%, 8/15/63(1)	100	98
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	679	703
CrownRock LP
144A 5.625%, 10/15/25(1)	415	408
144A 5.000%, 5/1/29(1)	460	431
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	845	731
Ecopetrol S.A.
4.625%, 11/2/31	770	588
8.875%, 1/13/33	1,020	994
Enbridge, Inc.
7.625%, 1/15/83	685	654
8.500%, 1/15/84	416	413
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	695	686
Energy Transfer LP Series H 6.500% (6)	660	606
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	1,010	785
Genesis Energy LP 8.875%, 4/15/30	580	566
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	375	367
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	485	438
144A 6.000%, 2/1/31(1)	485	427
International Petroleum Corp.
144A, RegS 7.250%, 2/1/27(1)(3)	200	187
144A, RegS 7.250%, 2/1/27(1)(3)	1,000	931
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)(5)	915	744
Kinder Morgan, Inc. 7.750%, 1/15/32	640	694
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	195
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	660	637
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(7)	375	33
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	700	676
	Par Value	Value

Energy—continued
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	$ 735	$ 700
Occidental Petroleum Corp. 6.125%, 1/1/31	840	828
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)(8)	124	3
Pertamina Persero PT 144A 2.300%, 2/9/31(1)	1,465	1,135
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	1,580	86
Petroleos Mexicanos
6.500%, 3/13/27	740	649
6.700%, 2/16/32	1,250	926
7.690%, 1/23/50	735	470
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	565	499
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)(5)	780	620
Southwestern Energy Co. 5.375%, 2/1/29	615	566
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	685	690
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	415	381
Transocean, Inc.
144A 11.500%, 1/30/27(1)	471	494
144A 8.750%, 2/15/30(1)	380	389
USA Compression Partners LP 6.875%, 4/1/26	410	402
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	55	46
144A 4.125%, 8/15/31(1)	485	398
		27,827

Financials—10.0%
Acrisure LLC 144A 7.000%, 11/15/25(1)	1,175	1,141
Allianz SE 144A 6.350%, 9/6/53(1)	800	772
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.564%, 8/15/53(4)	720	711
American Express Co. 5.625%, 7/28/34	905	854
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	735	542
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	855	670
Banco Santander Chile 144A 3.177%, 10/26/31(1)	935	779
Bank of America Corp.
5.015%, 7/22/33	910	837
5.288%, 4/25/34	300	279
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
2.482%, 9/21/36	$ 840	$ 611
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	515	506
Series G 4.700%(6)	795	765
Barclays plc 7.437%, 11/2/33	580	596
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	890	764
Blackstone Private Credit Fund 2.625%, 12/15/26	430	370
Block, Inc. 3.500%, 6/1/31(5)	565	444
Blue Owl Credit Income Corp. 4.700%, 2/8/27	422	384
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	815	610
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	665	587
Brookfield Capital Finance LLC 6.087%, 6/14/33	705	685
Capital One Financial Corp. 2.359%, 7/29/32	865	593
Charles Schwab Corp. (The)
6.136%, 8/24/34	365	355
Series H 4.000%(6)	720	508
Citadel LP 144A 4.875%, 1/15/27(1)	605	575
Citigroup, Inc.
6.270%, 11/17/33	985	982
6.174%, 5/25/34	544	520
Citizens Bank N.A. 2.250%, 4/28/25	490	454
Cobra AcquisitionCo. LLC 144A 6.375%, 11/1/29(1)	470	348
Corebridge Financial, Inc. 6.875%, 12/15/52	1,053	1,009
Discover Financial Services 6.700%, 11/29/32	428	414
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	970	863
Export-Import Bank Korea 5.125%, 1/11/33	625	610
Fifth Third Bancorp 4.337%, 4/25/33	645	546
First American Financial Corp. 4.000%, 5/15/30	820	695
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	282	271
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	790	632
	Par Value	Value

Financials—continued
6.450%, 5/1/36	$ 355	$ 353
Huntington Bancshares, Inc. 2.550%, 2/4/30	540	427
JPMorgan Chase & Co.
5.717%, 9/14/33	570	548
5.350%, 6/1/34	325	308
1.953%, 2/4/32	795	603
KeyCorp 4.789%, 6/1/33	680	567
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	430	376
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	740	608
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.628%, 4/20/67(4)	666	441
MetLife, Inc. Series G 3.850% (6)	715	661
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	1,080	932
Morgan Stanley
6.342%, 10/18/33	710	714
5.250%, 4/21/34	570	529
5.424%, 7/21/34	345	325
5.948%, 1/19/38	352	329
MSCI, Inc. 144A 3.625%, 9/1/30(1)	931	780
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.541%, 4/30/43(4)	450	442
NCR Atleos Escrow Corp. 144A 9.500%, 4/1/29(1)	510	493
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	375	371
Northern Trust Corp.
3.375%, 5/8/32	600	529
6.125%, 11/2/32	365	360
OneMain Finance Corp. 6.875%, 3/15/25	605	600
Prudential Financial, Inc.
5.125%, 3/1/52	192	165
6.000%, 9/1/52	117	107
6.750%, 3/1/53	560	542
State Street Corp. 4.821%, 1/26/34	838	764
Synchrony Financial
4.875%, 6/13/25	310	297
3.700%, 8/4/26	180	163
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	785
Toronto-Dominion Bank (The) 8.125%, 10/31/82	600	597
	Par Value	Value

Financials—continued
UBS Group AG 144A 6.301%, 9/22/34(1)	$ 995	$ 972
Wells Fargo & Co.
5.389%, 4/24/34	425	397
Series BB 3.900%(6)	950	830
Series U 5.875%(4)(6)	505	495
		39,692

Health Care—3.6%
AdaptHealth LLC 144A 5.125%, 3/1/30(1)	900	697
Akumin, Inc. 144A 7.000%, 11/1/25(1)	665	499
Amgen, Inc.
5.250%, 3/2/33	359	343
5.650%, 3/2/53	143	134
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	45	28
144A 11.000%, 9/30/28(1)	133	90
144A 14.000%, 10/15/30(1)	26	15
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	556	468
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)(5)	940	774
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	800	726
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	70	37
144A 6.125%, 4/1/30(1)	645	328
144A 4.750%, 2/15/31(1)	650	460
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,190	996
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	111	108
GE HealthCare Technologies, Inc. 5.857%, 3/15/30	605	600
HCA, Inc. 5.500%, 6/1/33	740	700
Illumina, Inc. 2.550%, 3/23/31	1,145	889
IQVIA, Inc. 144A 5.700%, 5/15/28(1)	581	565
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)(7)	165	9
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	1,115	1,080
Medline Borrower LP 144A 5.250%, 10/1/29(1)	670	579
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(9)	345	245
Star Parent, Inc. 144A 9.000%, 10/1/30(1)	135	136
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	$ 340	$ 337
144A 10.000%, 4/15/27(1)	173	175
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	510	393
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	540	480
Universal Health Services, Inc. 2.650%, 1/15/32	1,550	1,162
Viatris, Inc. 2.700%, 6/22/30	915	715
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	830	709
		14,477

Industrials—3.2%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	878	842
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	705	622
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	597	561
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	250	242
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	685	603
Boeing Co. (The)
5.150%, 5/1/30	295	282
3.750%, 2/1/50	450	306
5.805%, 5/1/50	155	140
5.930%, 5/1/60	220	198
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	10	10
144A 9.500%, 1/1/31(1)	550	585
Concentrix Corp. 6.650%, 8/2/26	495	492
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	1,015	818
Flowserve Corp. 3.500%, 10/1/30	260	217
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	280	275
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	580	496
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	765	599
Icahn Enterprises LP
6.250%, 5/15/26	175	163
	Par Value	Value

Industrials—continued
5.250%, 5/15/27	$ 365	$ 321
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	325	294
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	893	860
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	650	590
Sempra Global 144A 3.250%, 1/15/32(1)	814	637
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	460	451
5.500%, 11/15/27	310	290
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	589	573
United Rentals North America, Inc. 3.750%, 1/15/32	540	436
Veralto Corp. 144A 5.450%, 9/18/33(1)	450	435
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	340	298
		12,636

Information Technology—1.6%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	485	473
144A 3.875%, 9/1/28(1)	365	327
144A 4.000%, 7/1/29(1)	600	529
CDW LLC 3.569%, 12/1/31	682	562
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	645	614
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)(5)	110	101
144A 6.500%, 10/15/28(1)	635	541
Dell International LLC 8.100%, 7/15/36	575	643
GTCR W-2 Merger Sub LLC 144A 7.500%, 1/15/31(1)	566	567
Kyndryl Holdings, Inc. 3.150%, 10/15/31	610	462
Leidos, Inc. 2.300%, 2/15/31	1,135	873
Viasat, Inc. 144A 5.625%, 9/15/25(1)	845	781
		6,473

Materials—2.1%
ArcelorMittal S.A. 6.800%, 11/29/32	595	591
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	1,235	879
	Par Value	Value

Materials—continued
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	$ 710	$ 613
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	750	748
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	850	822
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	935	855
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	988	828
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	930	843
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	510	492
Mercer International, Inc. 5.125%, 2/1/29	125	98
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	591	584
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	460	430
Teck Resources Ltd. 6.125%, 10/1/35	510	488
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	167	135
		8,406

Real Estate—1.4%
EPR Properties
4.750%, 12/15/26	205	187
3.600%, 11/15/31	475	352
GLP Capital LP
5.750%, 6/1/28	579	555
4.000%, 1/15/30	245	208
3.250%, 1/15/32	436	338
Kite Realty Group Trust 4.750%, 9/15/30	840	748
MPT Operating Partnership LP 3.500%, 3/15/31	510	319
Office Properties Income Trust 4.500%, 2/1/25	900	736
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	845	621
Service Properties Trust 4.950%, 2/15/27	455	384
VICI Properties LP
4.950%, 2/15/30	375	343
5.125%, 5/15/32	725	649
144A 4.125%, 8/15/30(1)	180	153
		5,593

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Utilities—1.7%
CMS Energy Corp. 4.750%, 6/1/50	$ 1,130	$ 964
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	200
144A 6.900%, 5/23/53(1)	605	600
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	585	625
Eskom Holdings SOC Ltd.
144A 7.125%, 2/11/25(1)	465	452
144A 8.450%, 8/10/28(1)	285	270
RegS 6.350%, 8/10/28(3)	215	196
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	286
144A 5.875%, 4/1/29(1)	175	157
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	775	748
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	712	688
Southern Co. (The) Series 21-A 3.750%, 9/15/51	877	765
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)(5)	555	476
Vistra Corp. 144A 8.000% (1)(6)	295	281
		6,708

Total Corporate Bonds and Notes (Identified Cost $160,309)		145,993

Leveraged Loans—12.6%
Aerospace—0.6%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.331%, 2/15/29(4)	217	214
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.166%, 6/7/28(4)	638	632
Dynasty Acquisition Co., Inc.
2023, Tranche B-1 (1 month Term SOFR + 4.000%) 9.316%, 8/24/28(4)	337	336
2023, Tranche B-2 (1 month Term SOFR + 4.000%) 9.316%, 8/24/28(4)	145	144
Kestrel Bidco, Inc. (1 month Term SOFR + 3.100%) 8.420%, 12/11/26(4)	288	281
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.798%, 6/21/27(4)	289	300
	Par Value	Value

Aerospace—continued
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.640%, 8/24/28(4)	$ 458	$ 458
		2,365

Chemicals—0.4%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.166%, 11/8/27(4)	407	405
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.666%, 10/15/28(4)	404	398
Nouryon Finance B.V. (3 month LIBOR + 3.250%) 0.000%, 4/3/28(4)(10)	579	571
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.830%, 8/1/30(4)	405	403
		1,777

Consumer Non-Durables—0.2%
DS Parent, Inc. Tranche B (6 month Term SOFR + 5.750%) 11.337%, 12/8/28(4)	288	283
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.402%, 12/22/26(4)	572	569
		852

Energy—0.7%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.088%, 12/21/28(4)	575	569
Hamilton Projects Acquiror LLC (1 month Term SOFR + 4.614%) 9.931%, 6/17/27(4)	389	387
Medallion Midland Acquisition LLC (3 month Term SOFR + 4.012%) 9.402%, 10/18/28(4)	620	620
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.692%, 10/5/28(4)	488	487
	Par Value	Value

Energy—continued
Traverse Midstream Partners LLC 2023, Tranche B (3 month Term SOFR + 3.850%) 9.216%, 2/16/28(4)	$ 520	$ 519
		2,582

Financials—0.3%
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.681%, 12/23/26(4)	379	370
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 2.750%) 8.172%, 6/15/25(4)	269	268
Castlelake Aviation One Designated Activity Co. 2023 (3 month Term SOFR + 3.012%) 8.421%, 10/22/27(4)	362	361
GIP Pilot Acquisition Partners LP (1 month Term SOFR + 3.250%) 0.000%, 9/18/30(4)(10)	120	120
GTCR W Merger Sub LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 9/20/30(4)(10)	235	235
		1,354

Food / Tobacco—0.9%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350% - 3 month PRIME + 3.250%) 9.668% - 11.750%, 5/16/29(4)	672	652
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.666%, 1/29/27(4)	556	551
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.740%, 1/24/29(4)	551	522
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.615%, 7/12/29(4)	547	545
Shearer’s Foods LLC First Lien (1 month Term SOFR + 3.614%) 8.931%, 9/23/27(4)	391	390
Sigma Bidco B.V. Tranche B-7 (3 month LIBOR + 3.250%) 0.000%, 1/2/28(4)(10)	384	374
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.902%, 3/31/28(4)	$ 636	$ 620
		3,654

Forest Prod / Containers—0.4%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 4.275%) 9.591%, 4/13/29(4)	384	379
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 10.476%, 2/12/26(4)	483	463
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.319% - 9.330%, 8/14/26(4)	209	209
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.681%, 3/3/28(4)	563	551
		1,602

Gaming / Leisure—1.0%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.666%, 2/6/30(4)	144	144
Carnival Corp. (1 month Term SOFR + 3.000%) 8.327%, 8/9/27(4)	359	358
ECL Entertainment LLC Tranche B (3 month Term SOFR + 4.750%) 10.140%, 9/3/30(4)	405	404
Entain Holdings Gibraltar Ltd. Tranche B (3 month Term SOFR + 2.600%) 7.990%, 3/29/27(4)	319	318
Entain plc Tranche B-2 (3 month Term SOFR + 3.600%) 8.990%, 10/31/29(4)	50	50
J&J Ventures Gaming LLC
(3 month Term SOFR + 4.262%) 9.652%, 4/26/28(4)	333	317
2023 (1 month Term SOFR + 3.250%) 0.000%, 4/26/28(4)(10)	415	396
2023 (1 month Term SOFR + 4.364%) 9.693%, 4/26/28(4)	230	220
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.640%, 8/1/30(4)	140	140
	Par Value	Value

Gaming / Leisure—continued
Playa Hotels & Resorts B.V. (1 month Term SOFR + 4.250%) 9.581%, 1/5/29(4)	$ 301	$ 301
Raptor Acquisition Corp. Tranche B (3 month Term SOFR + 4.262%) 9.658%, 11/1/26(4)	128	128
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 8.768%, 4/4/29(4)	463	460
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.369%, 4/29/26(4)	558	556
		3,792

Health Care—1.6%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 8.247%, 5/1/30(4)	455	453
Bausch & Lomb Corp. (3 month LIBOR + 3.000%) 0.000%, 9/14/28(4)(10)	280	276
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.681%, 9/29/28(4)	553	550
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.490%, 10/1/27(4)	238	232
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.740%, 8/19/28(4)	265	264
LifePoint Health, Inc. Tranche B, First Lien (3 month Term SOFR + 4.012%) 9.377%, 11/16/25(4)	244	243
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.681%, 10/23/28(4)	556	554
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month Term SOFR + 3.762%) 9.152%, 11/30/27(4)	265	264
Phoenix Guarantor, Inc.
Tranche B-1 (1 month Term SOFR + 3.364%) 8.681%, 3/5/26(4)	312	309
Tranche B-3 (1 month Term SOFR + 3.614%) 8.931%, 3/5/26(4)	100	100
	Par Value	Value

Health Care—continued
Phoenix Newco, Inc. First Lien (1 month Term SOFR + 3.364%) 8.681%, 11/15/28(4)	$ 516	$ 512
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.073%, 12/11/26(4)	155	155
Star Parent, Inc. Tranche B (1 month Term SOFR + 3.250%) 0.000%, 9/19/30(4)(10)	860	840
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.850%) 9.240%, 10/1/26(4)	576	575
Upstream Newco, Inc. 2021 (1 month Term SOFR + 4.364%) 9.681%, 11/20/26(4)	347	332
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.181%, 7/2/25(4)	552	540
		6,199

Housing—0.4%
Chariot Buyer LLC (1 month Term SOFR + 3.350%) 8.666%, 11/3/28(4)	455	447
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.864%) 8.181%, 3/18/29(4)	340	340
SRS Distribution, Inc.
2021 (1 month Term SOFR + 3.614%) 8.931%, 6/2/28(4)	556	550
2022 (1 month Term SOFR + 3.600%) 8.916%, 6/2/28(4)	49	49
		1,386

Information Technology—1.2%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.890%, 9/18/26(4)	264	264
Second Lien (3 month Term SOFR + 6.750%) 12.140%, 9/17/27(4)	366	367
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.869%, 8/15/29(4)	499	493
CDK Global, Inc. (1 month Term SOFR + 4.250%) 9.640%, 7/6/29(4)	746	745
ConnectWise LLC (1 month Term SOFR + 3.614%) 8.931%, 9/29/28(4)	136	134
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Epicor Software Corp.
First Lien (3 month LIBOR + 1.750%) 9.069%, 7/30/27(4)	$ 35	$ 35
Tranche C (1 month Term SOFR + 3.364%) 8.681%, 7/30/27(4)	264	264
Indicor LLC (3 month Term SOFR + 4.500%) 9.890%, 11/22/29(4)	502	503
Mosel Bidco SE Tranche B (1 month Term SOFR + 5.000%) 0.000%, 9/16/30(4)(7)(10)	223	223
Polaris Newco LLC First Lien (1 month Term SOFR + 4.114%) 9.431%, 6/2/28(4)	579	553
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.681%, 3/10/28(4)	398	393
Proofpoint, Inc. (1 month Term SOFR + 3.364%) 8.681%, 8/31/28(4)	136	135
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.431%, 4/24/28(4)	253	249
Sophia LP Tranche B (1 month Term SOFR + 3.600%) 8.916%, 10/7/27(4)	337	336
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.618%, 5/3/27(4)	25	25
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.618%, 5/4/26(4)	132	131
		4,850

Manufacturing—1.0%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.901%, 10/8/27(4)	222	221
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 5.012%) 10.402%, 6/23/28(4)	337	335
Second Lien (3 month Term SOFR + 8.250%) 13.902%, 6/25/29(4)	140	134
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 9.174%, 3/15/30(4)	239	239
	Par Value	Value

Manufacturing—continued
CPM Holdings, Inc. (1 month Term SOFR + 3.500%) 0.000%, 9/22/28(4)(10)	$ 458	$ 457
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.931%, 10/21/28(4)	622	619
Madison IAQ LLC (1 month Term SOFR + 3.364%) 8.689%, 6/21/28(4)	482	474
NCR Atleos LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 3/27/29(4)(10)	835	804
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 9.170%, 2/23/29(4)	397	397
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.666%, 3/17/27(4)	296	295
		3,975

Media / Telecom - Broadcasting—0.2%
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.990%, 12/17/26(4)	404	368
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.681%, 3/15/26(4)	617	615
		983

Media / Telecom - Cable/Wireless Video—0.3%
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.431%, 8/2/27(4)	637	622
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.652%, 11/12/27(4)	379	369
		991

Media / Telecom - Diversified Media—0.2%
AssuredPartners, Inc. (3 month LIBOR + 3.000%) 0.000%, 2/12/27(4)(10)	60	60
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 10.181%, 7/28/28(4)	272	267
	Par Value	Value

Media / Telecom - Diversified Media—continued
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.398%, 4/11/29(4)	$ 284	$ 255
Simon & Schuster, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 9/27/30(4)(10)	80	79
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month Term SOFR + 2.864%) 8.181%, 5/18/25(4)	263	262
		923

Media / Telecom - Telecommunications—0.1%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.666%, 11/22/28(4)	328	322
Metals / Minerals—0.2%
Arsenal Aic Parent LLC Tranche B (1 month Term SOFR + 4.500%) 9.879%, 8/19/30(4)	185	185
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.530%, 7/31/26(4)	530	526
		711

Retail—0.4%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.800%, 11/8/27(4)	365	363
EG America LLC (1 month Term SOFR + 4.114%) 9.414%, 2/7/25(4)	486	478
Great Outdoors Group LLC Tranche B-2 (3 month Term SOFR + 4.012%) 9.402%, 3/6/28(4)	348	347
PetsMart LLC (1 month Term SOFR + 3.850%) 9.166%, 2/11/28(4)	521	519
		1,707

Service—2.0%
AlixPartners LLP (1 month Term SOFR + 2.864%) 8.181%, 2/4/28(4)	617	616
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.916%, 12/11/28(4)	402	383
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Service—continued
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.250%) 8.619%, 4/20/29(4)	$ 346	$ 346
Carlisle Foodservice Products, Inc. First Lien (3 month PRIME + 2.000%) 10.500%, 3/20/25	734	705
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.066%, 3/31/28(4)	424	420
DXP Enterprises, Inc. (3 month Term SOFR + 5.250%) 10.444%, 12/23/27(4)	336	334
Garda World Security Corp. Tranche B-2 (3 month Term SOFR + 4.350%) 9.746%, 10/30/26(4)	115	115
Grab Holdings, Inc. (1 month Term SOFR + 4.614%) 9.931%, 1/29/26(4)	130	130
Kuehg Corp. (3 month Term SOFR + 5.000%) 10.390%, 6/12/30(4)	460	460
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.540%, 11/23/28(4)	544	542
Omnia Partners LLC (3 month Term SOFR + 4.250%) 9.601%, 7/19/30(4)	539	539
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.166%, 2/1/28(4)	662	660
PODS LLC (1 month Term SOFR + 3.114%) 8.431%, 3/31/28(4)	184	178
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.066%, 2/24/28(4)	407	406
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.666%, 2/10/29(4)	262	259
Sweetwater Borrower LLC (1 month Term SOFR + 4.364%) 9.681%, 8/7/28(4)	381	369
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 8.731%, 3/28/25(4)	768	761
	Par Value	Value

Service—continued
TMF Sapphire Bidco B.V. Tranche B-2 (2 month Term SOFR + 5.000%) 10.370%, 5/3/28(4)	$ 215	$ 214
Weld North Education LLC 2021 (1 month Term SOFR + 3.864%) 9.181%, 12/21/27(4)	335	328
		7,765

Transportation - Automotive—0.3%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1-6 month Term SOFR + 3.600%) 8.436% - 8.929%, 12/13/29(4)	389	387
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.066%, 5/6/30(4)	525	524
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.381%, 10/28/27(4)	439	415
		1,326

Utilities—0.2%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.181%, 8/1/25(4)	732	730
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.566%, 8/7/29(4)	180	180
		910

Total Leveraged Loans (Identified Cost $49,864)		50,026

	Shares
Preferred Stocks—0.7%
Financials—0.7%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	525 (11)	467
JPMorgan Chase & Co. Series HH, 4.600%	300 (11)	281
MetLife, Inc. Series D, 5.875%	478 (11)	449
Truist Financial Corp. Series Q, 5.100%	725 (11)	620
	Shares	Value
Financials—continued
Zions Bancorp NA, 9.561%	38,525	$ 963
		2,780

Total Preferred Stocks (Identified Cost $2,954)		2,780

Common Stocks—0.0%
Consumer Discretionary—0.0%
MYT Holding LLC Class B(7)(12)	42,729	13
NMG Parent LLC(7)(12)	836	96
West Marine(7)(12)	650	2
		111

Total Common Stocks (Identified Cost $308)		111

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(7)(12)	6,252	7
Total Rights (Identified Cost $5)		7

Total Long-Term Investments—97.6% (Identified Cost $417,283)		388,082

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(13)	4,069,518	4,070
Total Short-Term Investment (Identified Cost $4,070)		4,070

Securities Lending Collateral—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(13)(14)	4,427,184	4,427
Total Securities Lending Collateral (Identified Cost $4,427)		4,427

TOTAL INVESTMENTS—99.7% (Identified Cost $425,780)		$396,579
Other assets and liabilities, net—0.3%		1,007
NET ASSETS—100.0%		$397,586
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $198,655 or 50.0% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(9)	Security in default; interest payments are being received.
(10)	This loan will settle after September 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	84%
Canada	2
Mexico	2
Netherlands	1
United Kingdom	1
Luxembourg	1
Turkey	1
Other	8
Total	100%
† % of total investments as of September 30, 2023.
As of September 30, 2023, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Omnia Partners LLC, (3 month LIBOR + 4.250%) 0.000%, 7/19/30	$51	$50	$51	$1
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 55,667	$ —	$ 55,667	$ —
Corporate Bonds and Notes	145,993	—	145,951	42
Foreign Government Securities	22,516	—	22,516	—
Leveraged Loans	50,026	—	49,803	223
Mortgage-Backed Securities	73,786	—	73,786	—
Municipal Bonds	1,410	—	1,410	—
U.S. Government Securities	35,786	—	35,786	—
Equity Securities:
Preferred Stocks	2,780	963	1,817	—
Rights	7	—	—	7
Common Stocks	111	—	—	111
Money Market Mutual Fund	4,070	4,070	—	—
Securities Lending Collateral	4,427	4,427	—	—
Total Investments	$396,579	$9,460	$386,736	$383
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—7.9%
U.S. Treasury Notes
0.375%, 10/31/23	$ 48,400	$ 48,210
2.500%, 4/30/24	196,160	192,827
0.250%, 5/31/25	17,850	16,460
1.625%, 2/15/26	68,160	63,138
4.375%, 8/15/26	33,880	33,459
Total U.S. Government Securities (Identified Cost $356,039)		354,094

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,120	3,410
Total Municipal Bond (Identified Cost $3,871)		3,410

Foreign Government Securities—2.2%
Arab Republic of Egypt
144A 5.800%, 9/30/27(1)	2,910	1,910
144A 7.600%, 3/1/29(1)	4,075	2,613
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(2)(3)	20,999	1,470
RegS 7.750%, 10/13/19(2)(3)	9,851	690
Dominican Republic
144A 5.500%, 2/22/29(1)	8,710	7,965
144A 7.050%, 2/3/31(1)	2,200	2,122
Hungary Government International Bond 144A 6.125%, 5/22/28(1)	9,800	9,760
Kingdom of Jordan 144A 7.500%, 1/13/29(1)	5,500	5,371
Kingdom of Morocco 144A 5.950%, 3/8/28(1)	3,000	2,951
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	13,575	12,671
Republic of Panama 3.875%, 3/17/28	13,590	12,478
Republic of Serbia 144A 6.250%, 5/26/28(1)	6,800	6,659
Republic of Turkey
9.375%, 3/14/29	3,230	3,308
9.125%, 7/13/30	7,490	7,511
Saudi International Bond 144A 4.750%, 1/18/28(1)	6,500	6,338
United Mexican States
3.750%, 1/11/28	8,700	8,045
	Par Value	Value

Foreign Government Securities—continued
5.400%, 2/9/28	$ 5,300	$ 5,219
Total Foreign Government Securities (Identified Cost $126,097)		97,081

Mortgage-Backed Securities—26.2%
Agency—2.7%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	34,137	34,221
Pool #SD3238 5.500%, 12/1/52	2,951	2,853
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	8	8
Pool #725762 6.000%, 8/1/34	47	47
Pool #773385 5.500%, 5/1/34	55	55
Pool #800267 5.500%, 12/1/34	13	13
Pool #806318 5.500%, 11/1/34	108	104
Pool #806328 5.500%, 11/1/34	92	89
Pool #808018 5.500%, 1/1/35	67	67
Pool #889578 6.000%, 4/1/38	33	34
Pool #890710 3.000%, 2/1/31	2,401	2,237
Pool #941322 6.000%, 7/1/37	5	5
Pool #AC6992 5.000%, 12/1/39	934	914
Pool #AD3841 4.500%, 4/1/40	989	933
Pool #AD4224 5.000%, 8/1/40	1,106	1,082
Pool #AD6058 4.000%, 8/1/25	366	350
Pool #AE4799 4.000%, 10/1/40	11	10
Pool #AH4009 4.000%, 3/1/41	1,348	1,235
Pool #AI2472 4.500%, 5/1/41	816	771
Pool #AO5149 3.000%, 6/1/27	103	99
Pool #AS6515 4.000%, 1/1/46	1,792	1,633
Pool #FS4438 5.000%, 11/1/52	12,677	11,971
Pool #MA4785 5.000%, 10/1/52	11,563	10,918
Pool #MA4805 4.500%, 11/1/52	23,208	21,317
Pool #MA5072 5.500%, 7/1/53	30,250	29,245
	Par Value	Value

Agency—continued
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	$ 5	$ 5
		120,216

Non-Agency—23.5%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(4)	10,616	10,603
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(4)	3,111	2,843
2021-A, A1 144A 1.065%, 9/25/65(1)(4)	7,837	6,636
2022-B, A1 144A 3.500%, 3/27/62(1)(4)	16,865	15,473
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(1)	18,909	18,399
2015-SFR1, A 144A 3.467%, 4/17/52(1)	10,253	9,864
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	8,627	8,072
2020-SFR1, B 144A 2.120%, 4/17/37(1)	6,739	6,319
2020-SFR2, D 144A 3.282%, 7/17/37(1)	1,680	1,576
2020-SFR3, B 144A 1.806%, 9/17/37(1)	4,362	3,998
2021-SFR2, C 144A 1.877%, 8/17/38(1)	4,535	3,966
2021-SFR3, D 144A 2.177%, 10/17/38(1)	6,675	5,758
2021-SFR4, B 144A 2.417%, 12/17/38(1)	4,106	3,622
2022-SFR1, C 144A 3.740%, 3/17/39(1)	1,985	1,790
2022-SFR3, C 144A 4.000%, 10/17/39(1)	2,000	1,793
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(4)	3,282	3,032
2021-3, A2 144A 1.305%, 5/25/66(1)(4)	1,802	1,482
2021-5, A1 144A 0.951%, 7/25/66(1)(4)	6,864	5,567
2021-8, A1 144A 1.820%, 11/25/66(1)(4)	10,250	8,423
2022-5, A1 144A 4.500%, 5/25/67(1)(4)	5,156	4,835
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	3,265	3,005
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	2,991	2,739
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	4,885	3,816
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-1, A1B 144A 3.269%, 12/25/56(1)(4)	$ 4,252	$ 3,541
Banc of America Funding Trust 2004-D, 5A1 3.941%, 1/25/35(4)	824	797
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.252%, 3/15/37(1)(4)	10,490	9,704
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	12,132	11,770
BPR Trust
2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.696%, 2/15/29(1)(4)	1,975	1,953
2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.230%, 4/15/37(1)(4)	18,900	18,559
BRAVO Residential Funding Trust 2021-A, A1 144A 1.991%, 10/25/59(1)(4)	4,485	4,283
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	1,696	1,564
BX Commercial Mortgage Trust
2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.697%, 10/15/36(1)(4)	6,626	6,575
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.293%, 2/15/39(1)(4)	9,243	8,846
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 6.650%, 5/15/35(1)(4)	19,910	19,559
2019-OC11, B 144A 3.605%, 12/9/41(1)	5,000	4,219
2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	7,699	6,329
2022-CLS, A 144A 5.760%, 10/13/27(1)	15,725	15,168
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.952%, 9/15/28(1)(4)	4,505	4,503
	Par Value	Value

Non-Agency—continued
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	$ 4,039	$ 3,542
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	6,067	5,285
CHL Mortgage Pass-Through Trust 2004-6, 1A2 4.892%, 5/25/34(4)	290	259
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	5,003	4,503
Citigroup Mortgage Loan Trust, Inc.
2013-A, A 144A 3.000%, 5/25/42(1)(4)	2,390	2,274
2018-RP1, A1 144A 3.000%, 9/25/64(1)(4)	3,245	3,084
2019-RP1, A1 144A 3.500%, 1/25/66(1)(4)	4,037	3,782
2020-EXP1, A1B 144A 1.804%, 5/25/60(1)(4)	1,517	1,355
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(1)(4)	2,799	2,399
2021-3R, A2 144A 1.257%, 12/25/64(1)(4)	656	559
COLT Mortgage Loan Trust
2021-2, A2 144A 1.130%, 8/25/66(1)(4)	5,148	3,907
2022-3, A1 144A 3.901%, 2/25/67(1)(4)	14,992	13,484
2022-4, A1 144A 4.301%, 3/25/67(1)(4)	7,374	6,907
2022-5, A1 144A 4.550%, 4/25/67(1)(4)	14,633	13,778
2021-2R, A1 144A 0.798%, 7/27/54(1)	1,796	1,536
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(4)	5,516	4,586
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(1)	10,795	9,850
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(4)	9,555	8,831
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(1)	7,911	7,530
2020-3, A 144A 1.358%, 8/15/53(1)	3,500	3,187
2020-4, A 144A 1.174%, 12/15/52(1)	12,343	11,203
2022-1, A 144A 4.744%, 6/17/55(1)(4)	7,502	7,267
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.360%, 5/15/36(1)(4)	$ 22,728	$ 22,704
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(4)	6,794	6,390
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(4)	2,800	2,496
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	11,291	9,578
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	6,321	5,466
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	1,323	1,200
2020-1, A1 144A 2.006%, 5/25/65(1)(4)	1,165	1,112
2020-2, A1 144A 1.178%, 10/25/65(1)(4)	4,896	4,361
2021-1, A2 144A 1.003%, 2/25/66(1)(4)	929	760
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	6,694	5,434
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.146%, 7/15/38(1)(4)	5,266	5,187
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	7,020	6,433
2020-SFR2, A 144A 1.266%, 10/19/37(1)	4,614	4,186
2020-SFR2, B 144A 1.567%, 10/19/37(1)	21,440	19,470
2021-SFR1, D 144A 2.189%, 8/17/38(1)	13,785	12,015
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	707	618
2019-2, A52 144A 3.500%, 6/25/59(1)(4)	4,049	3,503
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(4)	1,049	977
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.247%, 2/15/38(1)(4)	5,700	4,474
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	$ 2,630	$ 2,109
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(4)	9,395	9,384
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(4)	8,866	8,348
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.821%, 8/15/39(1)(4)	10,161	10,174
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(4)	6,407	6,270
2015-C32, AS 3.984%, 11/15/48	2,495	2,301
JPMorgan Chase Mortgage Trust
2006-A6, 3A3L 4.407%, 10/25/36(4)	243	175
2014-1, 2A12 144A 3.500%, 1/25/44(1)(4)	589	521
2014-5, B1 144A 2.758%, 10/25/29(1)(4)	1,882	1,638
2014-5, B2 144A 2.758%, 10/25/29(1)(4)	886	767
2015-1, AM1 144A 6.565%, 12/25/44(1)(4)	717	690
2015-5, A2 144A 6.651%, 5/25/45(1)(4)	957	940
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)	1,816	1,519
2017-5, A1 144A 3.542%, 10/26/48(1)(4)	2,657	2,600
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 6.184%, 4/25/46(1)(4)	4,528	4,350
KNDL Mortgage Trust 2019-KNSQ, A (1 month Term SOFR + 0.996%, Cap N/A, Floor 0.800%) 144A 6.328%, 5/15/36(1)(4)	14,572	14,507
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 2/25/26(1)(4)	2,567	2,554
2021-RTL2, A1 144A 2.090%, 6/25/26(1)(4)	6,825	6,714
MetLife Securitization Trust
2017-1A, M1 144A 3.451%, 4/25/55(1)(4)	7,930	6,533
2018-1A, A 144A 3.750%, 3/25/57(1)(4)	14,657	13,464
	Par Value	Value

Non-Agency—continued
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)	$ 5,123	$ 4,882
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(1)(4)	10,604	9,869
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(4)	617	561
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(4)	1,789	1,578
2021-INV1, A1 144A 0.852%, 1/25/56(1)(4)	1,205	1,074
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	1,983	1,854
2017-3, M2 144A 3.250%, 1/25/61(1)(4)	8,987	8,000
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	12,131	10,083
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(4)	3,956	3,617
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	12,180	11,929
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,726
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 6.352%, 2/25/34(4)	349	330
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.815%, 6/25/44(1)(4)	2,432	2,425
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	3,412	3,146
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	2,939	2,678
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	1,583	1,443
2016-3A, A1 144A 3.750%, 9/25/56(1)(4)	1,891	1,719
2016-4A, A1 144A 3.750%, 11/25/56(1)(4)	2,450	2,231
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	9,621	8,852
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	5,483	5,165
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(4)	595	482
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	3,464	3,053
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	8,710	8,369
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(4)	2,804	2,511
2016-2A, A1 144A 3.750%, 11/26/35(1)(4)	3,567	3,291
	Par Value	Value

Non-Agency—continued
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	$ 6,766	$ 6,283
NewRez Warehouse Securitization Trust 2021-1, C (1 month Term SOFR + 1.164%, Cap N/A, Floor 1.050%) 144A 6.484%, 5/25/55(1)(4)	11,999	11,935
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(4)	10,110	8,074
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	4,285	3,793
OBX Trust 2018-1, A2 (1 month Term SOFR + 0.764%) 144A 6.084%, 6/25/57(1)(4)	2,020	1,915
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	7,890	7,654
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(1)(4)	2,045	1,962
2021-RPL2, A1 144A 1.455%, 10/25/51(1)(4)	19,940	17,283
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(4)	9,577	8,662
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(4)	11,509	11,106
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	10,340	9,955
2020-SFR2, E 144A 5.115%, 6/17/37(1)	6,890	6,658
2021-SFR3, D 144A 2.288%, 5/17/26(1)	11,130	9,819
2021-SFR5, D 144A 2.109%, 7/17/38(1)	2,500	2,184
2021-SFR6, D 144A 2.225%, 7/17/38(1)	3,750	3,264
2020-SFR3, A 144A 1.294%, 10/17/27(1)	3,625	3,298
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,430	1,262
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	1,952	1,598
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(4)	3,691	3,009
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(4)	6,394	6,331
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(4)	8,600	8,588
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(1)(4)	$ 347	$ 342
2020-1, A1 144A 2.376%, 1/26/60(1)(4)	1,303	1,232
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(4)	1,363	1,274
SG Residential Mortgage Trust 2021-1, A3 144A 1.560%, 7/25/61(1)(4)	5,935	4,536
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(4)	4,922	4,253
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(4)	447	413
2020-3, A1 144A 1.486%, 4/25/65(1)(4)	2,066	1,904
2021-3, A3 144A 1.518%, 6/25/56(1)(4)	2,070	1,613
Towd Point Mortgage Trust
2016-4, B1 144A 3.969%, 7/25/56(1)(4)	8,095	7,308
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	4,374	4,067
2018-2, A2 144A 3.500%, 3/25/58(1)(4)	12,525	11,383
2018-6, A1A 144A 3.750%, 3/25/58(1)(4)	2,974	2,878
2018-6, A1B 144A 3.750%, 3/25/58(1)(4)	1,705	1,550
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	925	779
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.034%, 5/25/58(1)(4)	4,045	4,045
2020-1, M1 144A 3.500%, 1/25/60(1)(4)	4,820	3,776
2020-MH1, A2 144A 2.500%, 2/25/60(1)(4)	12,111	10,570
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	12,970	9,824
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	11,390	10,122
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	5,243	4,432
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	6,490	5,791
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(1)(4)	5,767	5,489
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	9,089	8,443
	Par Value	Value

Non-Agency—continued
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	$ 12,669	$ 11,819
2021-NPL6, A1 144A 1.917%, 9/25/51(1)(4)	8,148	7,492
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(1)(4)	5,521	4,671
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	6,070	5,274
2019-INV2, A1 144A 3.913%, 7/25/59(1)(4)	3,932	3,789
2021-2, A1 144A 1.031%, 2/25/66(1)(4)	6,122	5,102
2021-3, A1 144A 1.046%, 6/25/66(1)(4)	9,618	7,974
2021-R3, A1 144A 1.020%, 4/25/64(1)(4)	4,400	3,847
2022-4, A1 144A 4.474%, 4/25/67(1)(4)	12,435	11,630
2022-5, A1 144A 3.800%, 4/25/67(1)(4)	20,406	18,398
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	7,706	7,499
2020-1, A1 144A 2.417%, 1/25/60(1)(4)	1,480	1,394
2020-4, A1 144A 1.502%, 5/25/65(1)(4)	5,070	4,604
2021-R1, A1 144A 0.820%, 10/25/63(1)(4)	3,553	3,154
2021-R2, A1 144A 0.918%, 2/25/64(1)(4)	3,388	2,874
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(4)	2,573	2,413
2021-1R, A1 144A 1.280%, 5/25/56(1)	7,194	6,499
VM Master Issuer LLC 2022-1, A1 144A 5.163%, 5/24/25(1)(4)(5)	11,785	11,629
WaMu Mortgage Pass-Through Certificates Series Trust 2004-CB1, 2A 5.000%, 6/25/34	222	210
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	6,034
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(4)	2,327	1,854
		1,051,696

Total Mortgage-Backed Securities (Identified Cost $1,271,156)		1,171,912

	Par Value	Value

Asset-Backed Securities—25.8%
Automobiles—11.9%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(1)	$ 6,948	$ 6,793
ACC Trust
2021-1, C 144A 2.080%, 12/20/24(1)	1,524	1,496
2022-1, C 144A 3.240%, 10/20/25(1)	6,580	4,696
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(1)	10,312	10,321
American Credit Acceptance Receivables Trust
2021-1, C 144A 0.830%, 3/15/27(1)	1,946	1,933
2021-3, C 144A 0.980%, 11/15/27(1)	1,038	1,026
2022-1, E 144A 3.640%, 3/13/28(1)	11,425	10,423
Arivo Acceptance Auto Loan Receivables Trust 2022-2A, A 144A 6.900%, 1/16/29(1)	6,582	6,555
Avid Automobile Receivables Trust
2019-1, D 144A 4.030%, 7/15/26(1)	1,615	1,606
2021-1, D 144A 1.990%, 4/17/28(1)	3,200	3,006
2021-1, E 144A 3.390%, 4/17/28(1)	1,590	1,466
Avis Budget Rental Car Funding AESOP LLC (AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	3,393	3,383
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	15,919	15,157
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	8,025	7,520
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	9,205	8,400
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,870	1,650
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(1)	11,500	9,968
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(1)	2,009	1,981
CarNow Auto Receivables Trust
2021-1A, C 144A 2.160%, 2/17/26(1)	2,094	2,078
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2022-1A, B 144A 4.890%, 3/16/26(1)	$ 3,128	$ 3,110
2023-1A, C 144A 7.240%, 9/15/26(1)	12,824	12,700
Carvana Auto Receivables Trust
2019-3A, D 144A 3.040%, 4/15/25(1)	426	425
2019-3A, E 144A 4.600%, 7/15/26(1)	4,399	4,350
2020-N1A, D 144A 3.430%, 1/15/26(1)	5,024	4,989
2020-P1, C 1.320%, 11/9/26	2,250	2,020
2021-N2, C 1.070%, 3/10/28	1,915	1,772
2021-N3, D 1.580%, 6/12/28	11,641	11,027
2021-P3, B 1.420%, 8/10/27	4,590	3,976
2022-N1, C 144A 3.320%, 12/11/28(1)	3,152	3,063
2022-N1, D 144A 4.130%, 12/11/28(1)	7,315	6,998
2023-N1, C 144A 5.920%, 7/10/29(1)	3,044	2,969
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	4,015	3,749
CPS Auto Receivables Trust 2022-D, D 144A 8.730%, 1/16/29(1)	7,170	7,426
Credit Acceptance Auto Loan Trust
2020-3A, B 144A 1.770%, 12/17/29(1)	11,195	11,078
2022-1A, A 144A 4.600%, 6/15/32(1)	7,275	7,112
2023-2A, A 144A 5.920%, 5/16/33(1)	2,080	2,057
DT Auto Owner Trust
2021-1A, D 144A 1.160%, 11/16/26(1)	3,930	3,684
2021-1A, E 144A 2.380%, 1/18/28(1)	2,000	1,866
2021-2A, C 144A 1.100%, 2/16/27(1)	5,985	5,853
2021-2A, D 144A 1.500%, 2/16/27(1)	4,350	4,066
2022-2A, D 144A 5.460%, 3/15/28(1)	7,500	7,259
2023-1A, D 144A 6.440%, 11/15/28(1)	1,741	1,717
Exeter Automobile Receivables Trust
2020-1A, D 144A 2.730%, 12/15/25(1)	4,532	4,450
2020-3A, E 144A 3.440%, 8/17/26(1)	3,015	2,898
2021-1A, C 0.740%, 1/15/26	930	923
	Par Value	Value

Automobiles—continued
2022-3A, C 5.300%, 9/15/27	$ 8,423	$ 8,298
2023-2A, B 5.610%, 9/15/27	12,333	12,197
2023-3A, D 6.680%, 4/16/29	3,723	3,712
FHF Trust
2022-2A, B 144A 6.570%, 1/16/29(1)	8,847	8,656
2023-1A, A2 144A 6.570%, 6/15/28(1)	2,896	2,866
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	2,915	2,798
2021-2A, C 144A 1.470%, 11/15/27(1)	6,395	5,848
2022-1A, C 144A 3.130%, 5/15/28(1)	5,745	5,387
Flagship Credit Auto Trust
2020-1, C 144A 2.240%, 1/15/26(1)	3,013	2,999
2020-3, C 144A 1.730%, 9/15/26(1)	3,344	3,255
2020-4, C 144A 1.280%, 2/16/27(1)	5,016	4,879
Foursight Capital Automobile Receivables Trust
2021-2, C 144A 1.570%, 7/15/27(1)	2,110	1,990
2022-1, B 144A 2.150%, 5/17/27(1)	2,140	2,022
2023-2, A2 144A 5.990%, 5/15/28(1)	6,170	6,158
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	8,821	8,655
2020-3A, D 144A 2.270%, 5/15/26(1)	10,527	10,346
2020-3A, E 144A 4.310%, 7/15/27(1)	4,410	4,285
2020-4A, C 144A 1.140%, 11/17/25(1)	1,520	1,509
2022-2A, C 144A 5.300%, 4/17/28(1)	3,075	3,008
2022-2A, D 144A 6.150%, 4/17/28(1)	4,565	4,485
2023-1A, B 144A 6.190%, 6/15/27(1)	4,105	4,086
GLS Auto Receivables Trust 2022-1A, C 144A 3.190%, 2/16/27(1)	6,000	5,771
GLS Auto Select Receivables Trust 2023-1A, B 144A 6.090%, 3/15/29(1)	4,400	4,336
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	5,894	5,494
	Par Value	Value

Automobiles—continued
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(1)	$ 5,995	$ 5,718
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	2,705	2,529
2022-1A, A 144A 5.210%, 6/15/27(1)	4,780	4,744
2023-1A, D 144A 7.300%, 6/17/30(1)	2,570	2,576
Lendbuzz Securitization Trust 2023-2A, A2 144A 7.090%, 10/16/28(1)	6,613	6,596
Lobel Automobile Receivables Trust
2023-1, A 144A 6.970%, 7/15/26(1)	2,170	2,170
2023-1, B 144A 7.050%, 9/15/28(1)	8,568	8,432
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(1)	6,019	6,021
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(1)	17,610	15,889
2022-1A, C 144A 5.310%, 6/14/29(1)	7,485	7,185
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(1)	6,000	5,556
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	5,680	5,643
Santander Drive Auto Receivables Trust
2021-3, C 0.950%, 9/15/27	9,277	9,136
2022-7, A2 5.810%, 1/15/26	1,827	1,826
2023-1, B 4.980%, 2/15/28	4,101	4,030
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(1)	5,155	5,131
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	307	306
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(1)	3,040	3,000
2022-1A, D 144A 5.380%, 1/15/26(1)	4,640	4,517
2023-1A, B 144A 6.840%, 11/16/26(1)	995	990
2023-1A, C 144A 7.240%, 2/16/27(1)	5,547	5,532
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(1)	$ 1,788	$ 1,773
United Auto Credit Securitization Trust
2021-1, D 144A 1.140%, 6/10/26(1)	4,033	4,002
2022-1, C 144A 2.610%, 6/10/27(1)	2,394	2,375
2023-1, B 144A 5.910%, 7/10/28(1)	5,206	5,169
2023-1, C 144A 6.280%, 7/10/28(1)	4,655	4,602
2023-1, D 144A 8.000%, 7/10/28(1)	7,750	7,799
USASF Receivables LLC 2020-1A, C 144A 5.940%, 8/15/24(1)	1,471	1,470
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	9,585	9,430
Veros Auto Receivables Trust
2021-1, B 144A 1.490%, 10/15/26(1)	4,115	4,036
2022-1, B 144A 4.390%, 8/16/27(1)	16,900	16,522
2023-1, B 144A 7.170%, 11/15/28(1)	10,000	9,897
Westlake Automobile Receivables Trust
2020-3A, C 144A 1.240%, 11/17/25(1)	3,599	3,576
2021-3A, D 144A 2.120%, 1/15/27(1)	4,720	4,399
2022-1A, B 144A 2.750%, 3/15/27(1)	6,090	5,957
2023-1A, C 144A 5.740%, 8/15/28(1)	1,415	1,398
		533,967

Collateralized Loan Obligations—0.4%
GoldenTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month Term SOFR + 1.332%, Cap N/A, Floor 1.070%) 144A 6.658%, 1/20/33(1)(4)	18,315	18,229
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month Term SOFR + 1.162%, Cap N/A, Floor 1.162%) 144A 6.488%, 4/20/29(1)(4)	1,480	1,473
		19,702

Consumer Loans—1.6%
ACHV ABS Trust 2023-3PL, B 144A 7.170%, 8/19/30(1)	2,190	2,200
	Par Value	Value

Consumer Loans—continued
Affirm Asset Securitization Trust
2022-A, 1A 144A 4.300%, 5/17/27(1)	$ 4,930	$ 4,825
2022-A, A 144A 4.300%, 5/17/27(1)	4,765	4,663
2023-B, A 144A 6.820%, 9/15/28(1)	7,678	7,688
Lendingpoint Asset Securitization Trust
2022-A, B 144A 2.410%, 6/15/29(1)	3,095	3,083
2022-B, A 144A 4.770%, 10/15/29(1)	2,229	2,202
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	1,753	1,746
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	7,261	7,213
Oportun Funding XIV LLC
2021-A, A 144A 1.210%, 3/8/28(1)	5,839	5,612
2021-A, B 144A 1.760%, 3/8/28(1)	4,935	4,725
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	11,210	10,195
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	2,610	2,456
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	7,335	7,133
Upstart Securitization Trust
2021-2, B 144A 1.750%, 6/20/31(1)	4,729	4,671
2022-2, A 144A 4.370%, 5/20/32(1)	1,273	1,263
2023-1, A 144A 6.590%, 2/20/33(1)	2,497	2,492
		72,167

Credit Card—1.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	4,030	3,743
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	9,020	8,565
Mercury Financial Credit Card Master Trust
2022-1A, A 144A 2.500%, 9/21/26(1)	9,265	8,869
2023-1A, A 144A 8.040%, 9/20/27(1)	14,709	14,762
	Par Value	Value

Credit Card—continued
Mission Lane Credit Card Master Trust
2023-A, A 144A 7.230%, 7/17/28(1)	$ 4,804	$ 4,764
2023-B, A 144A 7.790%, 11/15/28(1)	7,720	7,719
		48,422

Equipment—0.6%
Amur Equipment Finance Receivables VIII LLC 2020-1A, C 144A 3.060%, 4/20/26(1)	435	434
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(1)	3,750	3,562
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	13,536	11,691
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(1)	9,548	9,237
		24,924

Other—10.2%
ACHV ABS Trust 2023-1PL, A 144A 6.420%, 3/18/30(1)	220	220
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	12,166	11,961
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	13,750	12,028
Amur Equipment Finance Receivables IX LLC
2021-1A, B 144A 1.380%, 2/22/27(1)	1,830	1,752
2021-1A, C 144A 1.750%, 6/21/27(1)	5,388	5,086
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	2,465	2,466
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	11,197	11,038
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	665	659
2019-A, A 144A 3.140%, 7/16/40(1)	1,854	1,716
2019-A, C 144A 4.010%, 7/16/40(1)	16,859	15,247
2020-AA, B 144A 2.790%, 7/17/46(1)	2,160	1,882
2020-AA, D 144A 7.150%, 7/17/46(1)	7,435	6,357
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	$ 16,501	$ 14,614
Arm Master Trust LLC 2023-T1, A 144A 6.562%, 2/17/25(1)	3,630	3,624
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(1)	4,771	4,450
2021-B, B 144A 1.670%, 10/17/34(1)	8,195	7,294
Business Jet Securities LLC 2021-1A, A 144A 2.162%, 4/15/36(1)	2,522	2,293
BXG Receivables Note Trust
2017-A, A 144A 2.950%, 10/4/32(1)	2,477	2,425
2020-A, B 144A 2.490%, 2/28/36(1)	3,064	2,776
2022-A, B 144A 4.610%, 9/28/37(1)	2,251	2,089
2023-A, A 144A 5.770%, 11/15/38(1)	7,181	7,045
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	13,214	11,548
CCG Receivables Trust
2021-1, C 144A 0.840%, 6/14/27(1)	1,415	1,345
2023-1, A2 144A 5.820%, 9/16/30(1)	1,140	1,138
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	8,095	7,353
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(1)	1,109	1,077
Conn’s Receivables Funding LLC
2022-A, B 144A 9.520%, 12/15/26(1)	8,629	8,664
2023-A, B 144A 10.000%, 1/17/28(1)	3,050	3,056
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(1)	6,258	6,037
2023-1, A2 144A 5.990%, 3/15/32(1)	12,036	11,851
Diamond Resorts Owner Trust
2019-1A, B 144A 3.530%, 2/20/32(1)	1,210	1,209
2021-1A, A 144A 1.510%, 11/21/33(1)	1,101	1,009
2021-1A, B 144A 2.050%, 11/21/33(1)	493	454
	Par Value	Value

Other—continued
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	$ 10,790	$ 10,800
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	11,870	10,825
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	578	572
2021-1A, A 144A 1.270%, 5/15/41(1)	7,914	6,978
2023-1A, A 144A 5.670%, 12/15/43(1)	3,547	3,457
2023-2A, A 144A 6.530%, 6/15/49(1)	10,588	10,587
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(1)	4,650	4,553
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	4,258	3,597
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(1)	9,778	8,705
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	19,280	16,221
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	566	564
2018-AA, A 144A 3.540%, 2/25/32(1)	1,447	1,400
2022-1D, B 144A 4.100%, 6/20/34(1)	2,982	2,816
2022-2A, C 144A 5.570%, 1/25/37(1)	835	801
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	1,440	1,324
Hotwire Funding LLC
2021-1, C 144A 4.459%, 11/20/51(1)	6,405	5,328
2023-1A, A2 144A 5.687%, 5/20/53(1)	5,500	5,288
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	8,066	7,219
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	19,017	17,459
Lendingpoint Asset Securitization Trust 2022-C, A 144A 6.560%, 2/15/30(1)	1,760	1,757
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	10,385	8,967
	Par Value	Value

Other—continued
Libra Solutions LLC
2022-1A, A 144A 4.750%, 5/15/34(1)	$ 1,260	$ 1,247
2023-1A, A 144A 7.000%, 2/15/35(1)	3,658	3,640
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	9,376	8,086
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	1,733	1,682
MVW LLC
2021-1WA, B 144A 1.440%, 1/22/41(1)	1,572	1,417
2023-1A, B 144A 5.420%, 10/20/40(1)	6,812	6,606
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	1,571	1,505
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	4,001	3,349
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	9,320	8,084
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	5,495	5,222
2023-A, B 144A 6.830%, 6/17/30(1)	7,120	7,092
Oasis Securitization Funding LLC 2021-2A, A 144A 2.143%, 10/15/33(1)	1,236	1,232
Octane Receivables Trust
2020-1A, B 144A 1.980%, 6/20/25(1)	899	893
2021-1A, A 144A 0.930%, 3/22/27(1)	1,941	1,901
2021-1A, B 144A 1.530%, 4/20/27(1)	3,700	3,488
2023-1A, C 144A 6.370%, 9/20/29(1)	2,000	1,965
2023-3A, B 144A 6.480%, 7/20/29(1)	3,759	3,758
2023-3A, C 144A 6.740%, 8/20/29(1)	3,834	3,836
Oportun Funding LLC 2022-1, A 144A 3.250%, 6/15/29(1)	1,191	1,180
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	3,732	3,567
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	10,570	10,091
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	13,138	12,593
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
Purchasing Power Funding LLC
2021-A, A 144A 1.570%, 10/15/25(1)	$ 1,432	$ 1,427
2021-A, B 144A 1.920%, 10/15/25(1)	5,465	5,403
Regional Management Issuance Trust 2022-1, A 144A 3.070%, 3/15/32(1)	6,500	6,060
Sierra Timeshare Receivables Funding LLC
2019-1A, B 144A 3.420%, 1/20/36(1)	606	590
2019-2A, B 144A 2.820%, 5/20/36(1)	2,150	2,084
2020-2A, B 144A 2.320%, 7/20/37(1)	1,642	1,552
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	13,665	12,802
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	5,757	4,961
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	3,493	3,407
2022-1A, D 144A 6.680%, 11/26/29(1)	2,794	2,627
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(1)	2,994	2,806
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(1)	778	763
2022-1A, B 144A 2.288%, 8/20/36(1)	2,896	2,740
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	20,144	16,723
		457,360

Student Loan—0.0%
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	139	138
Total Asset-Backed Securities (Identified Cost $1,216,699)		1,156,680

Corporate Bonds and Notes—26.3%
Communication Services—0.7%
Altice France S.A.
144A 5.125%, 7/15/29(1)	4,885	3,473
144A 5.500%, 10/15/29(1)	3,970	2,855
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	1,585	1,478
CSC Holdings LLC 5.250%, 6/1/24	4,800	4,566
	Par Value	Value

Communication Services—continued
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	$ 5,040	$ 3,625
Sprint Capital Corp. 6.875%, 11/15/28	6,685	6,902
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(1)	2,479	2,452
Telesat Canada 144A 6.500%, 10/15/27(1)	2,485	1,267
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	4,755	4,746
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(1)	3	2
		31,366

Consumer Discretionary—1.3%
Ashtead Capital, Inc. 144A 4.250%, 11/1/29(1)	8,000	7,084
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	2,880	2,463
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	5,770	5,453
Clarios Global LP 144A 6.750%, 5/15/28(1)	590	576
eG Global Finance plc 144A 8.500%, 10/30/25(1)	4,943	4,865
Ford Motor Credit Co. LLC
7.350%, 11/4/27	5,165	5,267
6.800%, 5/12/28(6)	2,130	2,128
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	5,345	5,238
MDC Holdings, Inc. 2.500%, 1/15/31	8,930	6,668
Newell Brands, Inc. 6.375%, 9/15/27(6)	5,000	4,770
Nissan Motor Acceptance Co. LLC
144A 6.950%, 9/15/26(1)	1,775	1,788
144A 7.050%, 9/15/28(1)	4,225	4,224
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	4,765	4,765
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	183	193
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	2,895	2,512
		57,994

Consumer Staples—0.6%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	4,341	4,291
BAT Capital Corp.
4.700%, 4/2/27	7,700	7,372
2.259%, 3/25/28	2,195	1,856
	Par Value	Value

Consumer Staples—continued
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	$ 6,625	$ 5,950
Coty, Inc. 144A 6.625%, 7/15/30(1)	6,940	6,776
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	2,990	2,123
		28,368

Energy—4.2%
Aker BP ASA 144A 2.000%, 7/15/26(1)	1,890	1,687
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	5,740	5,680
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	12,459
BP Capital Markets plc 4.875% (7)	10,210	9,122
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	9,020	8,886
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	2,340	2,381
144A 8.750%, 7/1/31(1)	2,275	2,324
CrownRock LP
144A 5.625%, 10/15/25(1)	5,045	4,964
144A 5.000%, 5/1/29(1)	5,695	5,336
Ecopetrol S.A. 8.625%, 1/19/29	9,875	9,886
Enbridge, Inc. 7.375%, 1/15/83	11,650	11,079
Energy Transfer LP 4.200%, 4/15/27	8,610	8,113
EQM Midstream Partners LP 144A 7.500%, 6/1/27(1)	90	90
Genesis Energy LP 8.875%, 4/15/30	6,290	6,141
Hilcorp Energy I LP 144A 6.000%, 4/15/30(1)	4,315	3,891
KazMunayGas National Co. JSC
144A 5.375%, 4/24/30(1)	4,490	4,074
RegS 5.375%, 4/24/30(3)	3,550	3,221
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(1)	9,880	9,873
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	7,000	6,815
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	7,945	7,500
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	9,545	520
Petroleos Mexicanos 6.500%, 3/13/27	33,165	29,083
Saudi Arabian Oil Co. 144A 2.875%, 4/16/24(1)	17,260	16,912
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Southwestern Energy Co. 5.375%, 2/1/29	$ 4,090	$ 3,767
Transocean, Inc. 144A 11.500%, 1/30/27(1)	5,045	5,291
USA Compression Partners LP 6.875%, 4/1/26	5,955	5,833
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	6,175	5,196
		190,124

Financials—9.2%
AerCap Ireland Capital DAC
2.450%, 10/29/26	6,290	5,634
3.000%, 10/29/28	695	596
Series 3NC1 1.750%, 10/29/24	2,584	2,463
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.564%, 8/15/53(4)	10,625	10,485
Banco Mercantil del Norte S.A. 144A 5.875% (1)(7)	15,295	13,039
Banco Santander Chile 144A 2.700%, 1/10/25(1)	7,545	7,211
Bank of America Corp.
3.841%, 4/25/25	4,915	4,845
1.734%, 7/22/27	13,290	11,777
2.551%, 2/4/28	6,080	5,421
(3 month Term SOFR + 1.032%) 6.401%, 2/5/26(4)	11,312	11,331
Barclays plc
7.325%, 11/2/26	3,430	3,482
7.385%, 11/2/28	3,215	3,299
Blackstone Private Credit Fund
2.625%, 12/15/26	5,165	4,446
4.000%, 1/15/29	3,345	2,844
Block, Inc. 2.750%, 6/1/26	7,535	6,777
Blue Owl Credit Income Corp. 5.500%, 3/21/25	4,304	4,163
BPCE S.A. 144A 5.975%, 1/18/27(1)	6,390	6,321
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	8,741
Capital One Financial Corp. 6.312%, 6/8/29	7,118	6,956
Charles Schwab Corp. (The)
Series G 5.375%(7)	4,332	4,162
Series H 4.000%(7)	6,721	4,742
Citadel Finance LLC 144A 3.375%, 3/9/26(1)	5,660	5,105
	Par Value	Value

Financials—continued
Citadel LP 144A 4.875%, 1/15/27(1)	$ 1,055	$ 1,003
Citigroup, Inc.
5.610%, 9/29/26	9,000	8,909
3.200%, 10/21/26	9,162	8,459
(SOFR + 1.280%) 6.623%, 2/24/28(4)(6)	8,147	8,132
Citizens Bank N.A. 2.250%, 4/28/25	9,235	8,551
Corebridge Financial, Inc. 6.875%, 12/15/52	8,938	8,563
Credit Suisse AG 7.950%, 1/9/25	4,910	4,997
Danske Bank A/S
144A 3.773%, 3/28/25(1)	6,075	5,985
144A 1.621%, 9/11/26(1)	1,935	1,762
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	15,930	14,173
Export-Import Bank Korea 3.250%, 8/12/26	7,800	7,322
Fifth Third Bancorp 4.055%, 4/25/28	2,565	2,361
Fifth Third Bank N.A. 5.852%, 10/27/25	4,530	4,457
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	23,432
3.850%, 1/26/27	6,630	6,218
Huntington Bancshares, Inc. 6.208%, 8/21/29	3,920	3,835
Huntington National Bank (The) 5.699%, 11/18/25	2,708	2,647
JPMorgan Chase & Co.
1.578%, 4/22/27	16,600	14,814
4.323%, 4/26/28	5,930	5,626
(SOFR + 1.180%) 6.523%, 2/24/28(4)	13,015	12,998
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	8,085	7,071
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	8,415	6,918
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.628%, 4/20/67(4)	10,579	7,009
Morgan Stanley
2.188%, 4/28/26	6,000	5,636
2.475%, 1/21/28	10,911	9,729
6.296%, 10/18/28	1,604	1,616
3.772%, 1/24/29	6,000	5,471
MSCI, Inc. 144A 3.625%, 9/1/30(1)	6,679	5,598
Navient Corp. 5.875%, 10/25/24	7,452	7,334
OneMain Finance Corp. 6.875%, 3/15/25	7,400	7,341
	Par Value	Value

Financials—continued
State Street Corp.
5.751%, 11/4/26	$ 6,169	$ 6,147
5.820%, 11/4/28	2,518	2,521
Synchrony Financial
4.875%, 6/13/25	3,194	3,062
3.700%, 8/4/26	3,062	2,764
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	4,541
Toronto-Dominion Bank (The) 8.125%, 10/31/82	10,895	10,839
Truist Bank 3.625%, 9/16/25	8,785	8,298
UBS AG 5.650%, 9/11/28	6,700	6,588
Wells Fargo & Co.
3.526%, 3/24/28	9,000	8,265
Series U 5.875%(4)(7)	6,935	6,800
		411,632

Health Care—1.9%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	7,120	6,460
Community Health Systems, Inc.
144A 6.125%, 4/1/30(1)	4,935	2,511
144A 5.250%, 5/15/30(1)	3,065	2,330
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	13,108	10,971
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	2,373	2,309
HCA, Inc. 5.200%, 6/1/28	4,461	4,311
Illumina, Inc.
5.800%, 12/12/25	4,445	4,416
5.750%, 12/13/27	5,005	4,921
IQVIA, Inc. 144A 5.700%, 5/15/28(1)	8,587	8,343
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,498
1.750%, 9/2/27	7,234	6,172
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	516	512
3.150%, 10/1/26	5,430	4,828
4.750%, 5/9/27	1,280	1,172
7.875%, 9/15/29	975	987
Universal Health Services, Inc. 1.650%, 9/1/26	12,600	11,107
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,804	1,690
Viatris, Inc.
2.300%, 6/22/27	8,330	7,168
144A 2.300%, 6/22/27(1)	— (8)	— (8)
		82,706

See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Industrials—2.4%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	$ 11,144	$ 10,686
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	6,885	6,524
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	2,940	2,849
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	6,086	5,362
Boeing Co. (The) 4.875%, 5/1/25	4,191	4,119
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	9,216	7,630
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	2,890	3,072
Concentrix Corp. 6.650%, 8/2/26	5,425	5,392
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	8,984	7,239
Hexcel Corp. 4.200%, 2/15/27	10,050	9,306
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	11,255	9,454
Icahn Enterprises LP
4.750%, 9/15/24	10,690	10,296
6.250%, 5/15/26	2,110	1,960
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	3,805	3,445
Regal Rexnord Corp.
144A 6.050%, 2/15/26(1)	2,680	2,650
144A 6.050%, 4/15/28(1)	4,590	4,465
144A 6.300%, 2/15/30(1)	4,698	4,538
Veralto Corp. 144A 5.350%, 9/18/28(1)	8,890	8,789
		107,776

Information Technology—1.0%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)	1,950	1,747
144A 4.000%, 7/1/29(1)	9,207	8,121
CDW LLC 3.276%, 12/1/28	5,341	4,603
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)(6)	1,440	1,326
144A 6.500%, 10/15/28(1)	2,165	1,845
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	920	802
Kyndryl Holdings, Inc.
2.050%, 10/15/26	5,026	4,387
2.700%, 10/15/28	4,835	3,975
	Par Value	Value

Information Technology—continued
Leidos, Inc. 3.625%, 5/15/25	$ 7,850	$ 7,547
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	4,710	4,225
Viasat, Inc. 144A 5.625%, 9/15/25(1)	7,025	6,489
		45,067

Materials—1.6%
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	12,755	11,774
Celanese U.S. Holdings LLC 3.500%, 5/8/24	8,694	8,550
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	2,230	2,223
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	8,105	7,410
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	7,650	7,055
International Flavors & Fragrances, Inc. 144A 1.230%, 10/1/25(1)	7,666	6,872
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	3,120	2,727
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	6,740	6,349
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	11,513	10,212
Suzano Austria GmbH 2.500%, 9/15/28	8,725	7,242
		70,414

Real Estate—1.2%
EPR Properties 4.950%, 4/15/28	9,545	8,458
GLP Capital LP
5.250%, 6/1/25	7,340	7,189
5.750%, 6/1/28	1,863	1,786
5.300%, 1/15/29	2,731	2,532
Office Properties Income Trust 2.650%, 6/15/26	5,087	3,460
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	10,874	10,846
Service Properties Trust 4.350%, 10/1/24	8,270	7,933
VICI Properties LP
144A 4.625%, 6/15/25(1)	1,305	1,260
144A 5.750%, 2/1/27(1)	6,370	6,167
144A 4.500%, 1/15/28(1)	1,710	1,560
144A 4.625%, 12/1/29(1)	3,420	3,034
	Par Value	Value

Real Estate—continued
144A 4.125%, 8/15/30(1)	$ 1,780	$ 1,514
		55,739

Utilities—2.2%
American Electric Power Co., Inc. 5.699%, 8/15/25	10,255	10,203
Dominion Energy, Inc. Series A 1.450%, 4/15/26	7,155	6,437
DPL, Inc. 4.125%, 7/1/25	1,596	1,512
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	7,110	7,041
Enel Finance America LLC 144A 7.100%, 10/14/27(1)	5,430	5,617
Enel Finance International N.V. 144A 6.800%, 10/14/25(1)	2,600	2,630
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	7,425	7,225
Exelon Corp. 5.150%, 3/15/28	6,585	6,462
Ferrellgas LP 144A 5.375%, 4/1/26(1)	5,670	5,315
National Grid plc 5.602%, 6/12/28	4,481	4,432
NextEra Energy Capital Holdings, Inc. 6.051%, 3/1/25	4,792	4,799
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	14,667	14,362
Puget Energy, Inc. 2.379%, 6/15/28	9,794	8,378
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	11,843
		96,256

Total Corporate Bonds and Notes (Identified Cost $1,259,006)		1,177,442

Leveraged Loans—9.2%
Aerospace—0.7%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.331%, 2/15/29(4)	2,627	2,586
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.166%, 6/7/28(4)	6,980	6,909
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.076%, 10/20/27(4)	4,599	4,758
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.798%, 6/21/27(4)	$ 3,919	$ 4,066
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.640%, 8/24/28(4)	12,948	12,946
		31,265

Chemicals—0.3%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.166%, 11/8/27(4)	8,322	8,279
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.666%, 10/15/28(4)	4,170	4,107
		12,386

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.402%, 12/22/26(4)	6,347	6,308
Energy—0.3%
AL GCX Holdings LLC (3 month Term SOFR + 3.650%) 8.931%, 5/17/29(4)	1,674	1,674
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.088%, 12/21/28(4)	5,980	5,918
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.692%, 10/5/28(4)	7,269	7,258
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(2)(5)	66	—
		14,850

Financials—0.6%
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month Term SOFR + 2.350%) 7.675%, 12/1/27(4)	5,973	5,967
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 2.750%) 8.172%, 6/15/25(4)	6,003	5,978
	Par Value	Value

Financials—continued
Citadel Securities LP Tranche B (1 month Term SOFR + 2.614%) 7.931%, 7/29/30(4)	$ 8,623	$ 8,596
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.369%, 6/27/29(4)	1,307	1,306
GIP Pilot Acquisition Partners LP (3 month LIBOR + 3.250%) 0.000%, 9/18/30(4)(9)	1,325	1,320
GTCR W Merger Sub LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 9/20/30(4)(9)	2,635	2,633
		25,800

Food / Tobacco—0.8%
Aramark Services, Inc. Tranche B-5 (1 month Term SOFR + 2.614%) 7.931%, 4/6/28(4)	4,656	4,649
Del Monte Foods, Inc. (1 month Term SOFR + 4.350% - 3 month PRIME + 3.250%) 9.668% - 11.750%, 5/16/29(4)	7,325	7,112
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.666%, 1/29/27(4)	8,971	8,896
Hostess Brands LLC Tranche B (3 month Term SOFR + 2.500%) 7.890%, 6/21/30(4)	8,322	8,331
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.615%, 7/12/29(4)	2,273	2,267
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.902%, 3/31/28(4)	6,341	6,173
		37,428

Forest Prod / Containers—0.3%
Berry Global, Inc. Tranche Z (3 month Term SOFR + 2.012%) 7.293%, 7/1/26(4)	5,404	5,401
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.330%, 8/14/26(4)	3,631	3,627
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.681%, 3/3/28(4)	4,994	4,893
		13,921

	Par Value	Value

Gaming / Leisure—0.9%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.666%, 2/6/30(4)	$ 3,338	$ 3,336
Carnival Corp. (1 month Term SOFR + 3.000%) 8.327%, 8/9/27(4)	4,489	4,472
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.640%, 8/1/30(4)	1,490	1,490
Playa Hotels & Resorts B.V. (1 month Term SOFR + 4.250%) 9.581%, 1/5/29(4)	4,720	4,719
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 8.181%, 3/13/28(4)	5,989	5,977
Raptor Acquisition Corp. Tranche B (3 month Term SOFR + 4.262%) 9.658%, 11/1/26(4)	2,518	2,520
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.434%, 4/13/29(4)	3,199	3,196
Stars Group Holdings B.V. 2021 (3 month Term SOFR + 2.512%) 7.902%, 7/21/26(4)	5,770	5,762
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.369%, 4/29/26(4)	6,231	6,221
		37,693

Health Care—0.6%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 8.247%, 5/1/30(4)	6,087	6,057
CHG Healthcare Services, Inc.
2023 (1 month Term SOFR + 3.000%) 0.000%, 9/29/28(4)(9)	780	778
First Lien (1 month Term SOFR + 3.364%) 8.681%, 9/29/28(4)	2,343	2,330
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.666%, 4/20/29(4)	2,548	2,536
Phoenix Guarantor, Inc. Tranche B-3 (1 month Term SOFR + 3.614%) 8.931%, 3/5/26(4)	5,958	5,925
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Phoenix Newco, Inc. First Lien (1 month Term SOFR + 3.364%) 8.681%, 11/15/28(4)	$ 2,118	$ 2,101
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.316%, 3/8/27(4)	6,548	6,524
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.850%) 9.240%, 10/1/26(4)	2,363	2,358
		28,609

Housing—0.4%
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.864%) 8.181%, 3/18/29(4)	5,501	5,498
SRS Distribution, Inc.
2021 (1 month Term SOFR + 3.614%) 8.931%, 6/2/28(4)	3,322	3,285
2022 (1 month Term SOFR + 3.600%) 8.916%, 6/2/28(4)	739	731
Standard Industries, Inc. (1 month Term SOFR + 2.614%) 7.938%, 9/22/28(4)	5,857	5,852
		15,366

Information Technology—0.8%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.890%, 9/18/26(4)	14,246	14,275
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.681%, 9/21/28(4)	4,066	4,052
Epicor Software Corp. First Lien (3 month LIBOR + 1.750%) 9.069%, 7/30/27(4)	635	635
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.159%, 3/3/30(4)	8,080	8,073
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.618%, 5/3/27(4)	355	354
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.618%, 5/4/26(4)	8,800	8,768
		36,157

	Par Value	Value

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.901%, 10/8/27(4)	$ 5,876	$ 5,869
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 9.174%, 3/15/30(4)	4,692	4,691
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.931%, 10/21/28(4)	6,049	6,020
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.916%, 3/31/27(4)	4,834	4,817
NCR Corp. (1 month Term SOFR + 2.614%) 7.931%, 8/28/26(4)	5,377	5,364
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 9.170%, 2/23/29(4)	1,394	1,393
		28,154

Media / Telecom - Broadcasting—0.3%
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.931%, 9/18/26(4)	4,264	4,257
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.681%, 3/15/26(4)	7,143	7,120
		11,377

Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B-2 (3 month Term SOFR + 1.750%) 7.116%, 2/1/27(4)	5,368	5,359
Cogeco Communications Finance USA LP Tranche B-1 (3 month LIBOR + 3.250%) 0.000%, 9/18/30(4)(9)	7,715	7,586
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.832%, 1/18/28(4)	8,107	7,668
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.431%, 8/2/27(4)	5,997	5,854
		26,467

	Par Value	Value

Media / Telecom - Diversified Media—0.1%
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.398%, 4/11/29(4)	$ 6,264	$ 5,625
Simon & Schuster, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 9/27/30(4)(9)	721	715
		6,340

Metals / Minerals—0.0%
Arsenal Aic Parent LLC Tranche B (1 month Term SOFR + 4.500%) 9.879%, 8/19/30(4)	1,230	1,226
Retail—0.1%
PetsMart LLC (1 month Term SOFR + 3.850%) 9.166%, 2/11/28(4)	4,767	4,747
Service—1.1%
AlixPartners LLP (1 month Term SOFR + 2.864%) 8.181%, 2/4/28(4)	5,285	5,277
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.250%) 8.619%, 4/20/29(4)	2,911	2,909
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 2.850%) 8.167%, 2/6/26(4)	5,654	5,642
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.540%, 11/23/28(4)	5,883	5,860
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.166%, 2/1/28(4)	6,185	6,166
Pike Corp.
2028 (1 month Term SOFR + 3.114%) 8.431%, 1/21/28(4)	8,226	8,208
2028, Tranche B (1 month Term SOFR + 3.500%) 8.816%, 1/21/28(4)	1,069	1,069
PODS LLC (1 month Term SOFR + 3.114%) 8.431%, 3/31/28(4)	3,253	3,147
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.666%, 2/10/29(4)	3,482	3,445
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Service—continued
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 8.731%, 3/28/25(4)	$ 6,304	$ 6,246
		47,969

Transportation - Automotive—0.2%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.066%, 5/6/30(4)	5,085	5,069
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.381%, 10/28/27(4)	3,270	3,089
		8,158

Utilities—0.4%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.181%, 8/1/25(4)	8,741	8,731
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.566%, 8/7/29(4)	1,685	1,683
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 1.864%) 7.181%, 12/31/25(4)	8,643	8,639
		19,053

Total Leveraged Loans (Identified Cost $413,233)		413,274

	Shares
Preferred Stock—0.1%
Financials—0.1%
JPMorgan Chase & Co. Series HH, 4.600%	4,159 (10)	3,891
Total Preferred Stock (Identified Cost $4,159)		3,891

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(5)(11)	98,789	115
Total Rights (Identified Cost $83)		115

Total Long-Term Investments—97.8% (Identified Cost $4,650,343)		4,377,899

	Shares	Value

Short-Term Investments—1.4%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(12)	40,449,967	$ 40,450
Total Money Market Mutual Fund (Identified Cost $40,450)		40,450

	Par Value
U.S. Government Security—0.5%
U.S. Treasury Bill 0.000%, 2/29/24(13)	$ 23,165	22,653
Total U.S. Government Security (Identified Cost $22,651)		22,653

Total Short-Term Investments (Identified Cost $63,101)		63,103

	Shares
Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(12)(14)	10,236,580	10,237
Total Securities Lending Collateral (Identified Cost $10,237)		10,237

TOTAL INVESTMENTS—99.4% (Identified Cost $4,723,681)		$4,451,239
Other assets and liabilities, net—0.6%		25,620
NET ASSETS—100.0%		$4,476,859

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $2,642,473 or 59.0% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	Amount is less than $500 (not in thousands).
(9)	This loan will settle after September 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	90%
Canada	1
Mexico	1
United Kingdom	1
Cayman Islands	1
Saudi Arabia	1
Netherlands	1
Other	4
Total	100%
† % of total investments as of September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$1,156,680	$ —	$1,156,680	$ —
Corporate Bonds and Notes	1,177,442	—	1,177,442	—
Foreign Government Securities	97,081	—	97,081	—
Leveraged Loans	413,274	—	413,274	— (1)
Mortgage-Backed Securities	1,171,912	—	1,160,283	11,629
Municipal Bond	3,410	—	3,410	—
U.S. Government Securities	376,747	—	376,747	—
Equity Securities:
Rights	115	—	—	115
Preferred Stock	3,891	—	3,891	—
Money Market Mutual Fund	40,450	40,450	—	—
Securities Lending Collateral	10,237	10,237	—	—
Total Investments	$4,451,239	$50,687	$4,388,808	$11,744

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $10,570 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $11,629 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—4.2%
Communication Services—0.6%
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	$ 200	$ 130
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	320	275
iHeartCommunications, Inc. 6.375%, 5/1/26	258	222
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	34
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	565	488
		1,149

Consumer Discretionary—0.7%
Carnival Corp. 144A 7.000%, 8/15/29(1)	70	69
CCM Merger, Inc. 144A 6.375%, 5/1/26(1)	350	335
Clarios Global LP 144A 6.750%, 5/15/28(1)	35	34
eG Global Finance plc 144A 6.750%, 2/7/25(1)	314	308
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	195	195
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	500	438
		1,379

Consumer Staples—0.5%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	265	262
Coty, Inc. 144A 6.625%, 7/15/30(1)	190	185
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	5
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	380	318
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	225	184
		954

Financials—0.4%
Acrisure LLC 144A 4.250%, 2/15/29(1)	240	202
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	197
NCR Atleos Escrow Corp. 144A 9.500%, 4/1/29(1)	334	323
		722

Health Care—0.5%
Community Health Systems, Inc. 144A 6.125%, 4/1/30(1)	75	38
	Par Value	Value

Health Care—continued
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(1)	$ 260	$ 224
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	550	532
Medline Borrower LP 144A 3.875%, 4/1/29(1)	150	127
		921

Industrials—0.8%
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	135	131
Icahn Enterprises LP 4.750%, 9/15/24	550	530
Regal Rexnord Corp.
144A 6.050%, 4/15/28(1)	195	190
144A 6.300%, 2/15/30(1)	270	261
TransDigm, Inc. 144A 6.875%, 12/15/30(1)	330	323
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	295	259
		1,694

Information Technology—0.2%
Central Parent LLC 144A 8.000%, 6/15/29(1)	50	50
GTCR W-2 Merger Sub LLC 144A 7.500%, 1/15/31(1)	123	123
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	215	187
		360

Materials—0.3%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	590	539
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	130	126
		665

Real Estate—0.2%
VICI Properties LP
4.950%, 2/15/30	300	274
144A 4.625%, 6/15/25(1)	70	68
		342

Total Corporate Bonds and Notes (Identified Cost $8,785)		8,186

Leveraged Loans—91.7%
Aerospace—3.9%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.331%, 2/15/29(2)	652	641
	Par Value	Value

Aerospace—continued
American Airlines, Inc. (3 month Term SOFR + 5.012%) 10.338%, 4/20/28(2)	$ 370	$ 381
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.166%, 6/7/28(2)	1,287	1,274
Dynasty Acquisition Co., Inc.
2023, Tranche B-1 (1 month Term SOFR + 4.000%) 9.316%, 8/24/28(2)	529	527
2023, Tranche B-2 (1 month Term SOFR + 4.000%) 9.316%, 8/24/28(2)	227	226
Kestrel Bidco, Inc. (1 month Term SOFR + 3.100%) 8.420%, 12/11/26(2)	911	891
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.798%, 6/21/27(2)	806	837
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.640%, 8/24/28(2)	2,205	2,205
United AirLines, Inc. Tranche B (1 month Term SOFR + 3.864%) 9.182%, 4/21/28(2)	644	644
		7,626

Chemicals—3.5%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.166%, 11/8/27(2)	2,156	2,145
Innophos Holdings, Inc. (1 month Term SOFR + 3.364%) 8.681%, 2/5/27(2)	1,323	1,316
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.666%, 10/15/28(2)	883	869
Nouryon Finance B.V. (3 month LIBOR + 3.250%) 0.000%, 4/3/28(2)(3)	525	518
Starfruit Finco B.V. (1 month Term SOFR + 3.100%) 8.427%, 10/1/25(2)	1,012	1,010
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.830%, 8/1/30(2)	890	885
		6,743

See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Durables—0.5%
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.025%) 7.341%, 1/29/29(2)	$ 1,041	$ 1,034
Consumer Non-Durables—1.1%
DS Parent, Inc. Tranche B (6 month Term SOFR + 5.750%) 11.337%, 12/8/28(2)	675	665
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.402%, 12/22/26(2)	1,531	1,522
		2,187

Energy—2.7%
AL GCX Holdings LLC (3 month Term SOFR + 3.650%) 8.931%, 5/17/29(2)	593	593
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.088%, 12/21/28(2)	1,060	1,049
Hamilton Projects Acquiror LLC (1 month Term SOFR + 4.614%) 9.931%, 6/17/27(2)	675	671
Medallion Midland Acquisition LLC (3 month Term SOFR + 4.012%) 9.402%, 10/18/28(2)	1,210	1,210
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.692%, 10/5/28(2)	765	764
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(4)(5)	11	—
Traverse Midstream Partners LLC 2023, Tranche B (3 month Term SOFR + 3.850%) 9.216%, 2/16/28(2)	1,014	1,011
		5,298

Financials—4.1%
Acrisure LLC 2020, Tranche B (1 month LIBOR + 3.500%) 8.931%, 2/15/27(2)	1,224	1,205
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.681%, 12/23/26(2)	1,117	1,092
	Par Value	Value

Financials—continued
Avolon TLB Borrower 1 (US) LLC Tranche B-6 (1 month Term SOFR + 2.500%) 7.825%, 6/22/28(2)	$ 651	$ 651
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 2.750%) 8.172%, 6/15/25(2)	1,136	1,131
Castlelake Aviation One Designated Activity Co. 2023 (3 month Term SOFR + 3.012%) 8.421%, 10/22/27(2)	680	678
Citadel Securities LP Tranche B (1 month Term SOFR + 2.614%) 7.931%, 7/29/30(2)	1,501	1,496
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.369%, 6/27/29(2)	977	977
GIP Pilot Acquisition Partners LP (1 month Term SOFR + 3.250%) 0.000%, 9/18/30(2)(3)	290	289
GTCR W Merger Sub LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 9/20/30(2)(3)	580	580
		8,099

Food / Tobacco—5.9%
Aramark Services, Inc. Tranche B-5 (1 month Term SOFR + 2.614%) 7.931%, 4/6/28(2)	960	959
Del Monte Foods, Inc. (1 month Term SOFR + 4.350% - 3 month PRIME + 3.250%) 9.668% - 11.750%, 5/16/29(2)	1,151	1,117
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.666%, 1/29/27(2)	1,774	1,760
H-Food Holdings LLC (3 month LIBOR + 3.688%) 9.268%, 5/23/25(2)	1,348	1,171
Hostess Brands LLC Tranche B (3 month Term SOFR + 2.500%) 7.890%, 6/21/30(2)	459	459
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.740%, 1/24/29(2)	1,013	960
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.615%, 7/12/29(2)	1,067	1,064
	Par Value	Value

Food / Tobacco—continued
Shearer’s Foods LLC First Lien (1 month Term SOFR + 3.614%) 8.931%, 9/23/27(2)	$ 1,051	$ 1,049
Sigma Bidco B.V. Tranche B-7 (3 month Term SOFR + 4.910%) 4.910%, 1/2/28(2)	2,008	1,953
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.902%, 3/31/28(2)	959	933
		11,425

Forest Prod / Containers—3.3%
Anchor Glass Container Corp. 2023, First Lien (3-6 month Term SOFR + 5.428%) 10.628% - 10.896%, 12/7/25(2)	746	613
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 4.275%) 9.591%, 4/13/29(2)	993	978
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 10.476%, 2/12/26(2)	1,499	1,439
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.330%, 8/14/26(2)	788	787
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.681%, 3/3/28(2)	1,215	1,190
Trident TPI Holdings, Inc.
Tranche B-3, First Lien (3 month Term SOFR + 4.262%) 9.652%, 9/15/28(2)	397	395
Tranche B-5 (3 month Term SOFR + 4.500%) 9.890%, 9/15/28(2)	1,021	1,018
		6,420

Gaming / Leisure—5.8%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.666%, 2/6/30(2)	702	701
Carnival Corp.
(1 month Term SOFR + 3.000%) 8.327%, 8/9/27(2)	668	666
2021, Tranche B (1 month Term SOFR + 3.364%) 8.681%, 10/18/28(2)	466	463
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
ECL Entertainment LLC Tranche B (3 month Term SOFR + 4.750%) 10.140%, 9/3/30(2)	$ 685	$ 683
Entain Holdings Gibraltar Ltd. Tranche B (3 month Term SOFR + 2.600%) 7.990%, 3/29/27(2)	708	706
Entain plc Tranche B-2 (3 month Term SOFR + 3.600%) 8.990%, 10/31/29(2)	85	84
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 9.316%, 1/26/29(2)	998	986
J&J Ventures Gaming LLC
(3 month Term SOFR + 4.262%) 9.652%, 4/26/28(2)	872	831
2023 (1 month Term SOFR + 3.250%) 0.000%, 4/26/28(2)(3)	273	261
2023 (1 month Term SOFR + 4.364%) 9.693%, 4/26/28(2)	152	145
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.640%, 8/1/30(2)	380	380
Playa Hotels & Resorts B.V. (1 month Term SOFR + 4.250%) 9.581%, 1/5/29(2)	1,174	1,173
Raptor Acquisition Corp. Tranche B (3 month Term SOFR + 4.262%) 9.658%, 11/1/26(2)	262	262
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 8.768%, 4/4/29(2)	1,246	1,238
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.434%, 4/13/29(2)	1,314	1,313
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.369%, 4/29/26(2)	1,382	1,380
		11,272

Health Care—12.6%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 8.247%, 5/1/30(2)	832	827
Bausch & Lomb Corp. (3 month LIBOR + 3.000%) 0.000%, 9/14/28(2)(3)	385	380
	Par Value	Value

Health Care—continued
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month Term SOFR + 2.114%) 7.438%, 2/22/28(2)	$ 948	$ 925
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.681%, 9/29/28(2)	1,671	1,662
Endo Luxembourg Finance Co. I S.a.r.l. 2021 (3 month PRIME + 6.250%) 14.500%, 3/27/28(6)	530	378
Envision Healthcare Corp.
(3 month Term SOFR + 3.750%) 9.140%, 3/31/27(2)(4)(5)	772	1
(3 month Term SOFR + 4.250%) 9.640%, 3/31/27(5)	316	71
(3 month Term SOFR + 8.025%) 13.415%, 3/31/27(5)	91	106
eResearch Technology, Inc. First Lien (1 month Term SOFR + 4.614%) 9.931%, 2/4/27(2)	618	606
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.490%, 10/1/27(2)	1,378	1,342
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.740%, 8/19/28(2)	512	510
LifePoint Health, Inc. Tranche B, First Lien (3 month Term SOFR + 4.012%) 9.377%, 11/16/25(2)	1,249	1,245
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.681%, 10/23/28(2)	2,032	2,025
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 11.113%, 4/22/27(2)	674	540
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month Term SOFR + 3.762%) 9.152%, 11/30/27(2)	1,104	1,098
Pearl Intermediate Parent LLC First Lien (1 month Term SOFR + 2.850%) 8.166%, 2/14/25(2)	1,049	1,042
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.666%, 4/20/29(2)	1,032	1,027
	Par Value	Value

Health Care—continued
Phoenix Guarantor, Inc.
Tranche B-1 (1 month Term SOFR + 3.364%) 8.681%, 3/5/26(2)	$ 297	$ 295
Tranche B-3 (1 month Term SOFR + 3.614%) 8.931%, 3/5/26(2)	803	799
Phoenix Newco, Inc. First Lien (1 month Term SOFR + 3.364%) 8.681%, 11/15/28(2)	879	872
Pluto Acquisition I, Inc. 2021, First Lien (3 month Term SOFR + 4.262%) 9.684%, 6/22/26(2)	635	553
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.316%, 3/8/27(2)	1,125	1,121
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.073%, 12/11/26(2)	289	289
Southern Veterinary Partners LLC First Lien (1 month Term SOFR + 4.114%) 9.431%, 10/5/27(2)	871	865
Star Parent, Inc. Tranche B (1 month Term SOFR + 3.250%) 0.000%, 9/19/30(2)(3)	1,625	1,587
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.850%) 9.240%, 10/1/26(2)	1,287	1,284
Surgery Center Holdings, Inc. 2021 (1 month Term SOFR + 3.864%) 9.189%, 8/31/26(2)	1,152	1,153
Team Health Holdings, Inc. (1 month Term SOFR + 5.250%) 10.566%, 3/2/27(2)	395	298
Upstream Newco, Inc. 2021 (1 month Term SOFR + 4.364%) 9.681%, 11/20/26(2)	260	249
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.181%, 7/2/25(2)	1,386	1,359
		24,509

Housing—2.3%
Chariot Buyer LLC (1 month Term SOFR + 3.350%) 8.666%, 11/3/28(2)	880	865
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Housing—continued
CPG International LLC (1 month Term SOFR + 2.600%) 7.916%, 4/28/29(2)	$ 900	$ 899
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.864%) 8.181%, 3/18/29(2)	1,216	1,216
SRS Distribution, Inc.
2021 (1 month Term SOFR + 3.614%) 8.931%, 6/2/28(2)	1,511	1,494
2022 (1 month Term SOFR + 3.600%) 8.916%, 6/2/28(2)	74	73
		4,547

Information Technology—11.0%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.890%, 9/18/26(2)	1,797	1,801
Second Lien (3 month Term SOFR + 6.750%) 12.140%, 9/17/27(2)	747	748
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.869%, 8/15/29(2)	1,172	1,159
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.681%, 9/21/28(2)	1,297	1,293
CDK Global, Inc. (1 month Term SOFR + 4.250%) 9.640%, 7/6/29(2)	842	841
ConnectWise LLC (1 month Term SOFR + 3.614%) 8.931%, 9/29/28(2)	830	816
Epicor Software Corp.
First Lien (3 month LIBOR + 1.750%) 0.000%, 7/30/27(2)(3)	55	55
Tranche C (1 month Term SOFR + 3.364%) 8.681%, 7/30/27(2)	960	958
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 2.500%) 7.816%, 11/9/29(2)	1,577	1,577
Indicor LLC (3 month Term SOFR + 4.500%) 9.890%, 11/22/29(2)	915	917
Infinite Bidco LLC Second Lien (1 month Term SOFR + 7.000%) 12.431%, 3/2/29(2)	290	251
Mosel Bidco SE Tranche B (1 month Term SOFR + 5.000%) 0.000%, 9/16/30(2)(3)(4)	235	235
	Par Value	Value

Information Technology—continued
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.166%, 1/31/30(2)	$ 948	$ 947
Polaris Newco LLC First Lien (1 month Term SOFR + 4.114%) 9.431%, 6/2/28(2)	988	944
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.681%, 3/10/28(2)	590	581
Proofpoint, Inc. (1 month Term SOFR + 3.364%) 8.681%, 8/31/28(2)	1,154	1,144
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.431%, 4/24/28(2)	1,232	1,217
Sophia LP Tranche B (1 month Term SOFR + 3.600%) 8.916%, 10/7/27(2)	789	787
SS&C Technologies Holdings, Inc. Tranche B-5 (1 month Term SOFR + 1.864%) 7.181%, 4/16/25(2)	1,408	1,407
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.159%, 3/3/30(2)	845	844
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.618%, 5/3/27(2)	55	55
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.618%, 5/4/26(2)	1,921	1,913
Vertiv Group Corp. Tranche B (1 month Term SOFR + 2.864%) 8.192%, 3/2/27(2)	1,023	1,021
		21,511

Manufacturing—7.0%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.901%, 10/8/27(2)	944	943
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 5.012%) 10.402%, 6/23/28(2)	1,115	1,106
Second Lien (3 month Term SOFR + 8.250%) 13.902%, 6/25/29(2)	400	384
	Par Value	Value

Manufacturing—continued
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 9.174%, 3/15/30(2)	$ 966	$ 966
Circor International, Inc. (1 month Term SOFR + 5.600%) 10.916%, 12/20/28(2)	957	957
CPM Holdings, Inc. (1 month Term SOFR + 3.500%) 0.000%, 9/22/28(2)(3)	703	701
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.931%, 10/21/28(2)	1,615	1,607
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.916%, 3/31/27(2)	1,529	1,524
Madison IAQ LLC (1 month Term SOFR + 3.364%) 8.689%, 6/21/28(2)	1,011	993
NCR Atleos LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 3/27/29(2)(3)	1,325	1,276
NCR Corp. (1 month Term SOFR + 2.614%) 7.931%, 8/28/26(2)	1,363	1,359
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 9.170%, 2/23/29(2)	907	906
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.666%, 3/17/27(2)	926	923
		13,645

Media / Telecom - Broadcasting—2.1%
Gray Television, Inc. (1 month Term SOFR + 3.114%) 8.444%, 12/1/28(2)	364	355
iHeartCommunications, Inc. (1 month Term SOFR + 3.114%) 8.431%, 5/1/26(2)	894	801
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.931%, 9/18/26(2)	660	659
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.990%, 12/17/26(2)	1,167	1,065
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—continued
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.681%, 3/15/26(2)	$ 1,240	$ 1,236
		4,116

Media / Telecom - Cable/Wireless Video—3.2%
Cogeco Communications Finance USA LP Tranche B-1 (3 month LIBOR + 3.250%) 0.000%, 9/18/30(2)(3)	1,230	1,209
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 7.697%, 7/17/25(2)	549	531
2022 (1 month Term SOFR + 4.500%) 9.832%, 1/18/28(2)	1,048	992
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.431%, 8/2/27(2)	1,470	1,434
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.652%, 11/12/27(2)	853	830
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.947%, 1/31/28(2)	1,215	1,179
		6,175

Media / Telecom - Diversified Media—2.4%
AssuredPartners, Inc. (3 month LIBOR + 3.000%) 0.000%, 2/12/27(2)(3)	95	95
Clear Channel Outdoor Holdings, Inc. Tranche B (1-3 month Term SOFR + 3.762%) 8.931% - 9.131%, 8/21/26(2)	686	665
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.100%) 9.430%, 12/1/28(2)	741	712
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 10.181%, 7/28/28(2)	830	812
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.398%, 4/11/29(2)	1,093	982
	Par Value	Value

Media / Telecom - Diversified Media—continued
Simon & Schuster, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 9/27/30(2)(3)	$ 150	$ 149
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month Term SOFR + 2.864%) 8.181%, 5/18/25(2)	1,311	1,307
		4,722

Media / Telecom - Telecommunications—2.1%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.666%, 11/22/28(2)	959	940
Level 3 Financing, Inc. 2027, Tranche B (1 month Term SOFR + 1.864%) 7.181%, 3/1/27(2)	1,541	1,453
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.381%, 7/31/25(2)	1,323	1,277
Tranche B-12 (3 month LIBOR + 3.688%) 9.257%, 1/31/26(2)	521	490
		4,160

Metals / Minerals—0.8%
Arsenal Aic Parent LLC Tranche B (1 month Term SOFR + 4.500%) 9.879%, 8/19/30(2)	590	588
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.530%, 7/31/26(2)	951	944
		1,532

Retail—1.8%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.800%, 11/8/27(2)	842	838
EG America LLC (1 month Term SOFR + 4.114%) 9.414%, 2/7/25(2)	954	937
Great Outdoors Group LLC Tranche B-2 (3 month Term SOFR + 4.012%) 9.402%, 3/6/28(2)	819	817
PetsMart LLC (1 month Term SOFR + 3.850%) 9.166%, 2/11/28(2)	874	871
		3,463

	Par Value	Value

Service—10.8%
AlixPartners LLP (1 month Term SOFR + 2.864%) 8.181%, 2/4/28(2)	$ 1,172	$ 1,170
Allied Universal Holdco LLC (1 month Term SOFR + 3.850%) 9.166%, 5/12/28(2)	559	539
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.916%, 12/11/28(2)	605	576
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.250%) 8.619%, 4/20/29(2)	923	923
Carlisle Foodservice Products, Inc. First Lien (3 month PRIME + 2.000%) 10.500%, 3/20/25	1,221	1,173
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.066%, 3/31/28(2)	633	627
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 2.850%) 8.167%, 2/6/26(2)	1,012	1,010
DXP Enterprises, Inc. (3 month Term SOFR + 5.250%) 10.444%, 12/23/27(2)	741	739
Garda World Security Corp. Tranche B-2 (3 month Term SOFR + 4.350%) 9.746%, 10/30/26(2)	915	913
Grab Holdings, Inc. (1 month Term SOFR + 4.614%) 9.931%, 1/29/26(2)	368	370
Kuehg Corp. (3 month Term SOFR + 5.000%) 10.390%, 6/12/30(2)	680	680
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.540%, 11/23/28(2)	1,181	1,176
Omnia Partners LLC (3 month Term SOFR + 4.250%) 9.601%, 7/19/30(2)	1,042	1,042
Peraton Corp.
Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.166%, 2/1/28(2)	1,697	1,692
Tranche B-1, Second Lien (3 month Term SOFR + 7.850%) 13.233%, 2/1/29(2)	259	253
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Service—continued
Pike Corp.
2028 (1 month Term SOFR + 3.114%) 8.431%, 1/21/28(2)	$ 1,141	$ 1,138
2028, Tranche B (1 month Term SOFR + 3.500%) 8.816%, 1/21/28(2)	144	144
PODS LLC (1 month Term SOFR + 3.114%) 8.431%, 3/31/28(2)	630	609
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.066%, 2/24/28(2)	1,310	1,306
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.666%, 2/10/29(2)	1,153	1,141
Sweetwater Borrower LLC (1 month Term SOFR + 4.364%) 9.681%, 8/7/28(2)	1,078	1,043
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 8.731%, 3/28/25(2)	1,250	1,238
TMF Sapphire Bidco B.V. Tranche B-2 (2 month Term SOFR + 5.000%) 10.370%, 5/3/28(2)	320	319
Weld North Education LLC 2021 (1 month Term SOFR + 3.864%) 9.181%, 12/21/27(2)	1,212	1,187
		21,008

Transportation - Automotive—2.0%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1-6 month Term SOFR + 3.600%) 8.436% - 8.929%, 12/13/29(2)	872	868
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.066%, 5/6/30(2)	885	882
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.114%) 9.431%, 5/4/28(2)	972	969
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.381%, 10/28/27(2)	1,287	1,216
		3,935

	Par Value	Value

Utilities—2.8%
Astoria Energy LLC Tranche B (1 month Term SOFR + 3.614%) 8.931%, 12/10/27(2)	$ 987	$ 986
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.181%, 8/1/25(2)	2,367	2,364
Calpine Construction Finance Co. L P (1 month Term SOFR + 2.250%) 7.566%, 7/31/30(2)	1,028	1,022
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.566%, 8/7/29(2)	310	310
Lightstone HoldCo LLC
Tranche B (1 month Term SOFR + 5.750%) 11.066%, 1/29/27(2)	804	747
Tranche C (1 month Term SOFR + 5.750%) 11.066%, 1/29/27(2)	45	42
		5,471

Total Leveraged Loans (Identified Cost $180,571)		178,898

	Shares
Common Stocks—0.2%
Consumer Discretionary—0.2%
NMG Parent LLC(4)(7)	3,033	349
West Marine(4)(7)	1,450	3
		352

Total Common Stocks (Identified Cost $170)		352

Exchange-Traded Funds—1.3%
iShares iBoxx High Yield Corporate Bond ETF(8)	17,020	1,255
Janus Henderson AAA CLO ETF(8)	26,645	1,341
Total Exchange-Traded Funds (Identified Cost $2,586)		2,596

	Shares	Value

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp., 12/29/49(4)(7)	152,810	$ 178
Total Rights (Identified Cost $129)		178

Total Long-Term Investments—97.5% (Identified Cost $192,241)		190,210

Short-Term Investment—3.2%
Money Market Mutual Fund—3.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(8)	6,336,804	6,337
Total Short-Term Investment (Identified Cost $6,337)		6,337

TOTAL INVESTMENTS—100.7% (Identified Cost $198,578)		$196,547
Other assets and liabilities, net—(0.7)%		(1,452)
NET ASSETS—100.0%		$195,095

Abbreviations:
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $7,160 or 3.7% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
(3)	This loan will settle after September 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received.
(6)	Security in default; interest payments are being received.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	91%
Canada	3
Netherlands	1
Luxembourg	1
France	1
Panama	1
United Kingdom	1
Other	1
Total	100%
† % of total investments as of September 30, 2023.
As of September 30, 2023, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Omnia Partners LLC, (3 month LIBOR + 4.250%) 0.000%, 7/19/30	$98	$97	$98	$1
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$ 8,186	$ —	$ 8,186	$ —
Leveraged Loans	178,898	—	178,662	236 (1)
Equity Securities:
Rights	178	—	—	178
Common Stocks	352	—	—	352
Exchange-Traded Funds	2,596	2,596	—	—
Money Market Mutual Fund	6,337	6,337	—	—
Total Investments	$196,547	$8,933	$186,848	$766

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $1 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.7%
Alabama—1.4%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put, Series A, 12/1/23, 4.000%, 12/1/48(2)	$ 910	$ 910
Arizona—3.7%
Arizona Board of Regents, Arizona State University System Revenue, Green Bond, Series B 5.000%, 7/1/37	360	365
Arizona Board of Regents, Arizona State University System Revenue, Green Bond, Series C 5.000%, 7/1/36	1,000	1,015
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	512
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	571
		2,463

California—3.1%
California Municipal Finance Authority, Bowles Hall Foundation Revenue, Series A 4.500%, 6/1/24	150	150
California State Health Facilities Financing Authority, Providence St. Joseph Health, Series A 4.000%, 10/1/36	275	257
California, State of, General Obligation 4.000%, 9/1/43	525	502
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, Series A (BAM Insured) 5.000%, 5/1/32	545	566
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	363
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	178
		2,016

	Par Value	Value

Colorado—8.5%
City & County of Denver Co. Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	$1,000	$ 1,080
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	403
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	510	511
6.250%, 11/15/28	2,250	2,354
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A 5.000%, 11/1/32	1,195	1,238
		5,586

Connecticut—1.9%
Connecticut Housing Finance Authority, Mortgage Revenue, Series F1 (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	325	293
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, Series D (Pre-Refunded 11/15/26 @ 100) 3.000%, 11/15/35	200	196
State of Connecticut, Series E General Obligation, 5.000%, 9/15/34	750	788
		1,277

District of Columbia—4.9%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Convertible Capital Appreciation Series C Second Lien, (AGC Insured) (Pre-Refunded 10/1/26 @ 100) 6.500%, 10/1/41	3,000	3,241
Florida—16.8%
Brevard County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	1,000	1,044
Broward County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	300	304
Central Florida Expressway Authority, Senior Lien Toll Revenue, Series B 4.000%, 7/1/30	230	228
	Par Value	Value

Florida—continued
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	$ 500	$ 475
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	320	321
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	40
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, Series A 5.000%, 4/1/30	200	202
Miami-Dade County School Board, Certificates of Participation, Series D 5.000%, 2/1/34	1,700	1,726
Miami-Dade Seaport Department County Revenue, Senior Bonds Series A 5.250%, 10/1/52	500	497
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	1,935	1,988
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	764
State of Florida, Department of Transportation Right of Way General Obligation, Series B 5.000%, 7/1/31	3,000	3,197
Wildwood Utility Dependent District, South Sumter Utility Project Revenue, (BAM Insured) 5.000%, 10/1/37	250	260
		11,046

Georgia—0.8%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	550	558
Illinois—7.2%
City of Chicago
Second Lien, (AGM Insured) 5.250%, 11/1/32	350	365
Second Lien, Series 2017-2 (AGM Insured) 5.000%, 11/1/31	500	513
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	505
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Illinois—continued
Cook County School District No. 78 Rosemont, General Obligation, (AGM Insured) 5.000%, 12/1/38	$1,000	$ 1,038
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, Series B 5.000%, 1/1/32	1,000	1,017
State of Illinois, General Obligation, 5.000%, 2/1/27	1,250	1,285
		4,723

Indiana—3.4%
Indiana Finance Authority, Parkview Health System, Series A 5.000%, 11/1/43	1,700	1,703
Indianapolis Local Public Improvement Bond Bank Revenue, (AMT) 5.000%, 1/1/34	500	521
		2,224

Maryland—4.0%
Maryland Community Development Administration, Revenue, Series A 1.250%, 3/1/30	200	161
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue, 5.000%, 8/15/26	800	808
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue, Series A 5.000%, 5/15/42	600	597
Maryland Stadium Authority, Series A 5.000%, 3/1/37	1,000	1,069
		2,635

Massachusetts—1.3%
Massachusetts Housing Finance Agency, 2.300%, 12/1/40	500	323
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	512
		835

	Par Value	Value

Michigan—1.5%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I
5.000%, 4/15/25	$ 500	$ 509
4.000%, 10/15/36	500	486
		995

Minnesota—3.6%
Minneapolis Special School District No. 1
Series B General Obligation, (SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,152
Series B General Obligation, (SD CRED PROG Insured) 5.000%, 2/1/40	1,140	1,206
		2,358

New Jersey—1.6%
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	258
5.000%, 6/1/32	250	258
5.000%, 6/1/33	250	258
5.000%, 6/1/34	250	258
		1,032

New York—3.1%
City of New York, General Obligation, Series A 5.000%, 8/1/51	590	599
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	182
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
Series A (AGM Insured) 3.000%, 1/1/36	250	202
Series A (AGM Insured) 3.000%, 1/1/37	100	78
Series A (AGM Insured) 3.000%, 1/1/46	750	517
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	153
Orange Regional Medical Center Revenue, 144A 5.000%, 12/1/23(3)	300	299
		2,030

	Par Value	Value

Ohio—0.9%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Series A-2 Class 1 Revenue, 4.000%, 6/1/48	$ 500	$ 422
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	160	155
		577

Oregon—3.0%
State of Oregon, Article XI-Q Series F General Obligation, 5.000%, 5/1/33	1,095	1,123
Washington & Multnomah Counties, Beaverton School District No. 48J, Capital Appreciation Bond, General Obligation, Series D (SCH BD GTY Insured) 5.000%, 6/15/36	800	826
		1,949

Pennsylvania—5.3%
City of Philadelphia, Water & Wastewater Revenue, Series A 5.000%, 10/1/42	300	305
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	259
Pennsylvania Economic Development Financing Authority Revenue, PENNDOT Major Bridges (AMT) 5.500%, 6/30/39	485	507
Pennsylvania Turnpike Commission Revenue, First Subordinate Series 5.000%, 12/1/38	2,325	2,423
		3,494

South Carolina—0.4%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	290	293
Tennessee—5.8%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, Series A 5.000%, 10/1/26	1,000	1,004
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Tennessee—continued
Metropolitan Nashville Airport Authority (The)
Revenue, Series A 5.250%, 7/1/47	$ 250	$ 260
Revenue, Series A 5.000%, 7/1/52	250	251
Revenue, Series B (AMT) 5.500%, 7/1/40	500	525
Revenue, Series B (AMT) 5.500%, 7/1/41	250	262
Revenue, Series B (AMT) 5.500%, 7/1/52	500	513
Tennessee State School Bond Authority, Higher Education Program Revenue, Series B (State Higher Education Intercept Program Insured) 5.000%, 11/1/34	1,000	1,039
		3,854

Texas—11.7%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue, (PSF-GTD Insured) 4.500%, 8/15/53	190	179
Central Texas Regional Mobility Authority, Senior Lien Toll Revenue, Series D 4.000%, 1/1/38	750	688
Denton Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 8/15/48	520	545
Georgetown Independent School District General Obligation, (PSF-GTD Insured) 3.750%, 8/15/41	500	431
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,030
Northwest Independent School District, Series A General Obligation, (PSF-GTD Insured) 5.000%, 2/15/39	1,370	1,445
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	895	914
	Par Value	Value

Texas—continued
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, LIBOR Index Series C 4.433%, 9/15/27(2)	$1,600	$ 1,561
Texas Public Finance Authority, Texas Southern University Revenue, (BAM Insured) 5.250%, 5/1/37	300	312
Wharton Independent School District, General Obligation, (PSF-GTD Insured) 3.000%, 2/15/32	645	575
		7,680

Vermont—0.4%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, Series A 5.000%, 12/1/35	300	303
Washington—0.5%
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	305	306
Wisconsin—1.9%
Public Finance Authority,
Renown Regional Medical Center Revenue, Series A 5.000%, 6/1/33	1,000	1,008
Waste Management, Inc. Project Revenue, (AMT) 2.875%, 5/1/27	250	232
		1,240

Total Municipal Bonds (Identified Cost $66,317)		63,625

Total Long-Term Investments—96.7% (Identified Cost $66,317)		63,625

TOTAL INVESTMENTS—96.7% (Identified Cost $66,317)		$63,625
Other assets and liabilities, net—3.3%		2,187
NET ASSETS—100.0%		$65,812
Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
LIBOR	London Interbank Offered Rate
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At September 30, 2023, 25.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $299 or 0.5% of net assets.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$63,625	$63,625
Total Investments	$63,625	$63,625
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Assets
Investment in securities at value(1)(2)	$ 159,629	$ 46,784	$ 389,645	$ 396,579
Cash	4,290	284	5,967	9,584
Receivables
Investment securities sold	310	—	1,307	526
Fund shares sold	3,659	3	811	741
Dividends and interest	1,350	852	1,884	3,754
Unrealized appreciation on unfunded loan commitment(a)	—	—	—	1
Securities lending income	1	4	2	7
Prepaid Trustees’ retainer	3	1	8	7
Prepaid expenses	25	19	28	43
Other assets	20	6	52	49
Total assets	169,287	47,953	399,704	411,291
Liabilities
Payables
Fund shares repurchased	254	52	872	742
Investment securities purchased	2,769	238	1,700	7,978
Collateral on securities loaned	923	1,641	3,449	4,427
Dividend distributions	—	18	96	166
Investment advisory fees	15	4	67	166
Distribution and service fees	7	9	20	22
Administration and accounting fees	14	5	34	34
Transfer agent and sub-transfer agent fees and expenses	31	13	70	51
Professional fees	36	36	36	42
Trustee deferred compensation plan	20	6	52	49
Interest expense and/or commitment fees	— (b)	— (b)	1	1
Other accrued expenses	17	9	37	27
Total liabilities	4,086	2,031	6,434	13,705
Net Assets	$ 165,201	$ 45,922	$ 393,270	$ 397,586
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 38	$ —
Capital paid in on shares of beneficial interest	186,680	56,396	439,684	452,079
Accumulated earnings (loss)	(21,479)	(10,474)	(46,452)	(54,493)
Net Assets	$ 165,201	$ 45,922	$ 393,270	$ 397,586
Net Assets:
Class A	$ 28,811	$ 35,738	$ 62,424	$ 67,280
Class C	$ 1,553	$ 1,098	$ 8,845	$ 9,131
Class I	$ 132,866	$ 7,225	$ 314,549	$ 303,103
Class R6	$ 1,971	$ 1,861	$ 7,452	$ 18,072
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	2,981,377	9,789,278	6,104,161	7,650,618
Class C	164,606	306,162	864,946	1,025,841
Class I	13,524,423	1,974,686	30,767,171	34,595,004
Class R6	200,520	509,360	728,125	2,044,665
Net Asset Value and Redemption Price Per Share:*
Class A	$ 9.66	$ 3.65	$ 10.23	$ 8.79
Class C	$ 9.43	$ 3.59	$ 10.23	$ 8.90
Class I	$ 9.82	$ 3.66	$ 10.22	$ 8.76
Class R6	$ 9.83	$ 3.65	$ 10.23	$ 8.84
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.04	$ 3.79	$ 10.47	$ 9.13
Maximum Sales Charge - Class A	3.75%	3.75%	2.25%	3.75%
(1) Investment in securities at cost	$ 173,755	$ 51,159	$ 411,251	$ 425,780
(2) Market value of securities on loan	$ 888	$ 1,586	$ 3,362	$ 4,262
(3) Newfleet Core Plus Bond Fund and Newfleet Low Duration Core Plus Bond Fund have a par value of $1.00, and all other funds on this page have no par value.

(a)	See Schedule of Investments for schedule of unfunded loan commitments.
(b)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)(2)	$ 4,451,239	$ 196,547	$ 63,625
Cash	51,051	5,902	1,451
Receivables
Investment securities sold	5,173	3,139	—
Fund shares sold	4,927	353	44
Dividends and interest	27,676	869	927
Unrealized appreciation on unfunded loan commitment(a)	—	1	—
Securities lending income	5	—	—
Prepaid Trustees’ retainer	87	4	1
Prepaid expenses	65	24	13
Other assets	569	25	9
Total assets	4,540,792	206,864	66,070
Liabilities
Payables
Fund shares repurchased	9,919	702	165
Investment securities purchased	38,767	10,640	—
Collateral on securities loaned	10,237	—	—
Dividend distributions	1,114	196	11
Investment advisory fees	1,706	66	7
Distribution and service fees	220	18	7
Administration and accounting fees	374	17	6
Transfer agent and sub-transfer agent fees and expenses	706	26	13
Professional fees	87	41	31
Trustee deferred compensation plan	569	25	9
Interest expense and/or commitment fees	9	22	— (b)
Other accrued expenses	225	16	9
Total liabilities	63,933	11,769	258
Net Assets	$ 4,476,859	$ 195,095	$ 65,812
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 7
Capital paid in on shares of beneficial interest	5,099,675	270,340	69,099
Accumulated earnings (loss)	(622,816)	(75,245)	(3,294)
Net Assets	$ 4,476,859	$ 195,095	$ 65,812
Net Assets:
Class A	$ 660,114	$ 61,100	$ 27,621
Class C	$ 132,559	$ 6,311	$ 1,370
Class C1	$ 33,679	$ —	$ —
Class I	$ 3,639,516	$ 126,422	$ 36,821
Class R6	$ 10,991	$ 1,262	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	151,199,484	7,019,672	2,791,593
Class C	29,902,003	724,464	138,517
Class C1	7,619,048	—	—
Class I	832,234,551	14,545,337	3,721,679
Class R6	2,505,778	145,193	—
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 4.37	$ 8.70	$ 9.89
Class C	$ 4.43	$ 8.71	$ 9.89
Class C1	$ 4.42	$ —	$ —
Class I	$ 4.37	$ 8.69	$ 9.89
Class R6	$ 4.39	$ 8.69	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 4.47	$ 8.95	$ 10.17
Maximum Sales Charge - Class A	2.25%	2.75%	2.75%
(1) Investment in securities at cost	$ 4,723,681	$ 198,578	$ 66,317
(2) Market value of securities on loan	$ 9,886	$ —	$ —
(3) Seix Tax-Exempt Bond Fund has a par value of $0.001, and all other funds on this page have no par value.

(a)	See Schedule of Investments for schedule of unfunded loan commitments.
(b)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS YEAR ENDED
September 30, 2023
($ reported in thousands)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Investment Income
Dividends	$ 174	$ 77	$ 348	$ 476
Interest	5,002	3,417	17,248	16,920
Securities lending, net of fees	4	23	11	41
Foreign taxes withheld	—	— (1)	—	(1)
Total investment income	5,180	3,517	17,607	17,436
Expenses
Investment advisory fees	488	257	1,860	1,609
Distribution and service fees, Class A	72	91	170	170
Distribution and service fees, Class C	14	11	104	107
Administration and accounting fees	118	55	480	306
Transfer agent fees and expenses	58	40	209	132
Sub-transfer agent fees and expenses, Class A	19	17	44	48
Sub-transfer agent fees and expenses, Class C	1	1	5	8
Sub-transfer agent fees and expenses, Class I	82	11	275	120
Custodian fees	9	5	12	11
Printing fees and expenses	11	6	36	25
Professional fees	33	42	5	31
Interest expense and/or commitment fees	6	— (1)	9	2
Registration fees	44	39	73	69
Trustees’ fees and expenses	8	4	38	20
Miscellaneous expenses	37	30	81	42
Total expenses	1,000	609	3,401	2,700
Less net expenses reimbursed and/or waived by investment adviser(2)	(318)	(155)	(859)	(280)
Less low balance account fees	(1)	(2)	— (1)	— (1)
Net expenses	681	452	2,542	2,420
Net investment income (loss)	4,499	3,065	15,065	15,016
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(4,987)	(1,240)	(15,402)	(6,767)
Net change in unrealized appreciation (depreciation) on:
Investments	588	2,749	21,836	5,009
Net realized and unrealized gain (loss) on investments	(4,399)	1,509	6,434	(1,758)
Net increase (decrease) in net assets resulting from operations	$ 100	$ 4,574	$ 21,499	$13,258

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2023
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Investment Income
Dividends	$ 2,150	$ 566	$ 79
Interest	205,973	14,968	2,454
Securities lending, net of fees	39	—	—
Foreign taxes withheld	(30)	—	—
Total investment income	208,132	15,534	2,533
Expenses
Investment advisory fees	22,981	822	324
Distribution and service fees, Class A	1,778	140	73
Distribution and service fees, Class C	770	67	17
Distribution and service fees, Class C1	395	—	—
Administration and accounting fees	4,860	193	81
Transfer agent fees and expenses	2,047	81	34
Sub-transfer agent fees and expenses, Class A	527	38	18
Sub-transfer agent fees and expenses, Class C	126	5	1
Sub-transfer agent fees and expenses, Class C1	26	—	—
Sub-transfer agent fees and expenses, Class I	2,790	89	34
Custodian fees	23	4	1
Printing fees and expenses	144	16	8
Professional fees	40	56	32
Interest expense and/or commitment fees	51	174	— (1)
Registration fees	139	66	32
Trustees’ fees and expenses	377	14	6
Miscellaneous expenses	275	32	27
Total expenses	37,349	1,797	688
Less net expenses reimbursed and/or waived by investment adviser(2)	(3,711)	(146)	(180)
Less low balance account fees	(1)	— (1)	— (1)
Net expenses	33,637	1,651	508
Net investment income (loss)	174,495	13,883	2,025
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(118,530)	(2,804)	(421)
Net change in unrealized appreciation (depreciation) on:
Investments	188,100	8,757	319
Net realized and unrealized gain (loss) on investments	69,570	5,953	(102)
Net increase (decrease) in net assets resulting from operations	$ 244,065	$19,836	$1,923

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Newfleet Core Plus Bond Fund		Newfleet High Yield Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 4,499	$ 2,939	$ 3,065	$ 2,692
Net realized gain (loss)	(4,987)	(2,104)	(1,240)	(1,153)
Net change in unrealized appreciation (depreciation)	588	(17,663)	2,749	(8,805)
Increase (decrease) in net assets resulting from operations	100	(16,828)	4,574	(7,266)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,120)	(1,220)	(2,350)	(2,131)
Class C	(44)	(70)	(61)	(54)
Class I	(3,274)	(3,141)	(501)	(380)
Class R6	(63)	(56)	(128)	(112)
Total dividends and distributions to shareholders	(4,501)	(4,487)	(3,040)	(2,677)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	2,328	(2,007)	(1,768)	(2,932)
Class C	307	(984)	51	(212)
Class I	73,094	8,112	836	(757)
Class R6	680	384	42	224
Increase (decrease) in net assets from capital transactions	76,409	5,505	(839)	(3,677)
Net increase (decrease) in net assets	72,008	(15,810)	695	(13,620)
Net Assets
Beginning of period	93,193	109,003	45,227	58,847
End of Period	$ 165,201	$ 93,193	$ 45,922	$ 45,227
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Low Duration Core Plus Bond Fund		Newfleet Multi-Sector Intermediate Bond Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 15,065	$ 11,395	$ 15,016	$ 10,888
Net realized gain (loss)	(15,402)	(8,110)	(6,767)	(7,239)
Net change in unrealized appreciation (depreciation)	21,836	(48,638)	5,009	(38,130)
Increase (decrease) in net assets resulting from operations	21,499	(45,353)	13,258	(34,481)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,081)	(1,330)	(3,278)	(2,724)
Class C	(239)	(108)	(429)	(487)
Class I	(11,461)	(9,384)	(10,816)	(7,635)
Class R6	(1,285)	(554)	(300)	(234)
Return of Capital:
Class A	—	—	—	(153)
Class C	—	—	—	(35)
Class I	—	—	—	(396)
Class R6	—	—	—	(12)
Total dividends and distributions to shareholders	(15,066)	(11,376)	(14,823)	(11,676)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(15,835)	(16,540)	2,294	(6,219)
Class C	(3,095)	(4,355)	(3,010)	(5,331)
Class I	(115,578)	(163,556)	145,801	(22,746)
Class R6	(32,510)	14,785	13,062	(222)
Increase (decrease) in net assets from capital transactions	(167,018)	(169,666)	158,147	(34,518)
Net increase (decrease) in net assets	(160,585)	(226,395)	156,582	(80,675)
Net Assets
Beginning of period	553,855	780,250	241,004	321,679
End of Period	$ 393,270	$ 553,855	$ 397,586	$ 241,004
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund		Newfleet Senior Floating Rate Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 174,495	$ 134,967	$ 13,883	$ 7,621
Net realized gain (loss)	(118,530)	(82,760)	(2,804)	(2,643)
Net change in unrealized appreciation (depreciation)	188,100	(511,840)	8,757	(10,866)
Increase (decrease) in net assets resulting from operations	244,065	(459,633)	19,836	(5,888)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(24,311)	(17,877)	(4,200)	(2,381)
Class C	(4,756)	(3,892)	(447)	(241)
Class C1	(1,035)	(735)	—	—
Class I	(141,108)	(111,213)	(9,164)	(4,942)
Class R6	(530)	(677)	(94)	(56)
Return of Capital:
Class A	—	(1,085)	—	—
Class C	—	(280)	—	—
Class C1	—	(73)	—	—
Class I	—	(6,029)	—	—
Class R6	—	(36)	—	—
Total dividends and distributions to shareholders	(171,740)	(141,897)	(13,905)	(7,620)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(121,688)	(98,535)	2,708	(11,478)
Class C	(51,256)	(64,648)	(1,119)	(1,865)
Class C1	(11,806)	(19,482)	—	—
Class I	(673,115)	(482,484)	3,335	(8,832)
Class R6	(15,195)	(1,409)	(125)	(179)
Increase (decrease) in net assets from capital transactions	(873,060)	(666,558)	4,799	(22,354)
Net increase (decrease) in net assets	(800,735)	(1,268,088)	10,730	(35,862)
Net Assets
Beginning of period	5,277,594	6,545,682	184,365	220,227
End of Period	$ 4,476,859	$ 5,277,594	$ 195,095	$ 184,365
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Tax-Exempt Bond Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,025	$ 2,040
Net realized gain (loss)	(421)	(124)
Net change in unrealized appreciation (depreciation)	319	(11,461)
Increase (decrease) in net assets resulting from operations	1,923	(9,545)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(765)	(846)
Class C	(33)	(51)
Class I	(1,178)	(1,469)
Total dividends and distributions to shareholders	(1,976)	(2,366)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,885)	(3,838)
Class C	(705)	(1,127)
Class I	(6,990)	(11,580)
Increase (decrease) in net assets from capital transactions	(9,580)	(16,545)
Net increase (decrease) in net assets	(9,633)	(28,456)
Net Assets
Beginning of period	75,445	103,901
End of Period	$ 65,812	$ 75,445
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Core Plus Bond Fund
Class A
10/1/22 to 9/30/23	$ 9.84	0.39	(0.18)	0.21	(0.39)	—	—	(0.39)	—	(0.18)	$ 9.66	2.06%	$ 28,811	0.80% (6)	1.10%	3.90%	49%
10/1/21 to 9/30/22	11.81	0.26	(1.80)	(1.54)	(0.27)	—	(0.16)	(0.43)	—	(1.97)	9.84	(13.38)	27,013	0.81 (7)	1.05	2.34	52
10/1/20 to 9/30/21	11.85	0.25	(0.04)	0.21	(0.25)	—	—	(0.25)	—	(0.04)	11.81	1.79	34,538	0.80	1.05	2.12	59
10/1/19 to 9/30/20	11.51	0.30	0.34	0.64	(0.30)	—	—	(0.30)	—	0.34	11.85	5.66	37,507	0.81 (8)	1.07	2.61	65
10/1/18 to 9/30/19	10.84	0.35	0.67	1.02	(0.35)	—	—	(0.35)	—	0.67	11.51	9.64	36,248	0.85	1.11	3.21	59
Class C
10/1/22 to 9/30/23	$ 9.61	0.31	(0.18)	0.13	(0.31)	—	—	(0.31)	—	(0.18)	$ 9.43	1.25%	$ 1,553	1.55% (6)	1.87%	3.16%	49%
10/1/21 to 9/30/22	11.54	0.17	(1.75)	(1.58)	(0.19)	—	(0.16)	(0.35)	—	(1.93)	9.61	(14.05)	1,283	1.56 (7)	1.84	1.55	52
10/1/20 to 9/30/21	11.57	0.16	(0.03)	0.13	(0.16)	—	—	(0.16)	—	(0.03)	11.54	1.11	2,621	1.55	1.81	1.39	59
10/1/19 to 9/30/20	11.24	0.21	0.33	0.54	(0.21)	—	—	(0.21)	—	0.33	11.57	4.85	4,676	1.56 (8)	1.82	1.84	65
10/1/18 to 9/30/19	10.59	0.27	0.65	0.92	(0.27)	—	—	(0.27)	—	0.65	11.24	8.78	3,725	1.59	1.85	2.49	59
Class I
10/1/22 to 9/30/23	$10.00	0.43	(0.19)	0.24	(0.42)	—	—	(0.42)	—	(0.18)	$ 9.82	2.33%	$ 132,866	0.55%	0.84%	4.26%	49%
10/1/21 to 9/30/22	12.00	0.29	(1.82)	(1.53)	(0.31)	—	(0.16)	(0.47)	—	(2.00)	10.00	(13.17)	63,559	0.57 (7)	0.80	2.62	52
10/1/20 to 9/30/21	12.04	0.28	(0.04)	0.24	(0.28)	—	—	(0.28)	—	(0.04)	12.00	2.04	70,630	0.55	0.79	2.36	59
10/1/19 to 9/30/20	11.70	0.33	0.34	0.67	(0.33)	—	—	(0.33)	—	0.34	12.04	5.87	63,222	0.56 (8)	0.80	2.85	65
10/1/18 to 9/30/19	11.02	0.38	0.69	1.07	(0.39)	—	—	(0.39)	—	0.68	11.70	9.90	54,038	0.60	0.82	3.39	59
Class R6
10/1/22 to 9/30/23	$10.01	0.44	(0.19)	0.25	(0.43)	—	—	(0.43)	—	(0.18)	$ 9.83	2.47%	$ 1,971	0.43%	0.74%	4.32%	49%
10/1/21 to 9/30/22	12.01	0.30	(1.82)	(1.52)	(0.32)	—	(0.16)	(0.48)	—	(2.00)	10.01	(13.05)	1,338	0.45 (7)	0.73	2.74	52
10/1/20 to 9/30/21	12.05	0.30	(0.04)	0.26	(0.30)	—	—	(0.30)	—	(0.04)	12.01	2.17	1,214	0.43	0.72	2.48	59
10/1/19 to 9/30/20	11.71	0.35	0.34	0.69	(0.35)	—	—	(0.35)	—	0.34	12.05	6.00	1,122	0.44 (8)	0.74	2.99	65
10/1/18 to 9/30/19	11.02	0.40	0.69	1.09	(0.40)	—	—	(0.40)	—	0.69	11.71	10.13	1,031	0.48	0.77	3.52	59

Newfleet High Yield Fund
Class A
10/1/22 to 9/30/23	$ 3.53	0.24	0.12	0.36	(0.24)	—	—	(0.24)	—	0.12	$ 3.65	10.27%	$ 35,738	1.01% (7)	1.33%	6.53%	52%
10/1/21 to 9/30/22	4.28	0.20	(0.75)	(0.55)	(0.20)	—	—	(0.20)	—	(0.75)	3.53	(13.15)	36,258	1.01 (7)	1.27	5.10	47
10/1/20 to 9/30/21	4.00	0.20	0.28	0.48	(0.20)	—	—	(0.20)	—	0.28	4.28	12.18	47,153	1.00	1.25	4.77	74
10/1/19 to 9/30/20	4.10	0.21	(0.10)	0.11	(0.21)	—	—	(0.21)	—	(0.10)	4.00	2.88	45,234	1.00	1.37	5.31	88
10/1/18 to 9/30/19	4.13	0.23	(0.03)	0.20	(0.23)	—	—	(0.23)	—	(0.03)	4.10	4.99	49,890	0.99	1.36	5.61	59
Class C
10/1/22 to 9/30/23	$ 3.47	0.21	0.12	0.33	(0.21)	—	—	(0.21)	—	0.12	$ 3.59	9.51%	$ 1,098	1.76% (7)	2.10%	5.77%	52%
10/1/21 to 9/30/22	4.21	0.17	(0.74)	(0.57)	(0.17)	—	—	(0.17)	—	(0.74)	3.47	(13.87)	1,013	1.76 (7)	2.08	4.34	47
10/1/20 to 9/30/21	3.93	0.17	0.28	0.45	(0.17)	—	—	(0.17)	—	0.28	4.21	11.47	1,460	1.75	2.03	4.05	74
10/1/19 to 9/30/20	4.02	0.18	(0.09)	0.09	(0.18)	—	—	(0.18)	—	(0.09)	3.93	2.33	2,542	1.75	2.11	4.55	88
10/1/18 to 9/30/19	4.06	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	—	(0.04)	4.02	3.94	2,207	1.75	2.11	4.85	59
Class I
10/1/22 to 9/30/23	$ 3.53	0.25	0.13	0.38	(0.25)	—	—	(0.25)	—	0.13	$ 3.66	10.84%	$ 7,225	0.76% (7)	1.12%	6.77%	52%
10/1/21 to 9/30/22	4.29	0.21	(0.76)	(0.55)	(0.21)	—	—	(0.21)	—	(0.76)	3.53	(13.14)	6,196	0.76 (7)	1.10	5.34	47
10/1/20 to 9/30/21	4.01	0.21	0.28	0.49	(0.21)	—	—	(0.21)	—	0.28	4.29	12.43	8,297	0.75	1.05	5.01	74
10/1/19 to 9/30/20	4.10	0.22	(0.09)	0.13	(0.22)	—	—	(0.22)	—	(0.09)	4.01	3.40	9,319	0.75	1.17	5.54	88
10/1/18 to 9/30/19	4.13	0.24	(0.03)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.25	7,805	0.75	1.15	5.82	59
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet High Yield Fund (Continued)
Class R6
10/1/22 to 9/30/23	$ 3.53	0.25	0.12	0.37	(0.25)	—	—	(0.25)	—	0.12	$ 3.65	10.71%	$ 1,861	0.60% (7)	0.99%	6.93%	52%
10/1/21 to 9/30/22	4.29	0.22	(0.76)	(0.54)	(0.22)	—	—	(0.22)	—	(0.76)	3.53	(13.00)	1,760	0.60 (7)	0.96	5.50	47
10/1/20 to 9/30/21	4.00	0.22	0.29	0.51	(0.22)	—	—	(0.22)	—	0.29	4.29	12.87	1,937	0.60 (8)	0.93	5.12	74
10/1/19 to 9/30/20	4.10	0.22	(0.10)	0.12	(0.22)	—	—	(0.22)	—	(0.10)	4.00	3.20	1,157	0.69	1.05	5.58	88
10/1/18 to 9/30/19	4.13	0.23	(0.02)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.30	829	0.69	1.04	5.77	59

Newfleet Low Duration Core Plus Bond Fund
Class A
10/1/22 to 9/30/23	$10.09	0.31	0.14	0.45	(0.31)	—	—	(0.31)	—	0.14	$10.23	4.55%	$ 62,424	0.74%	0.93%	3.05%	38%
10/1/21 to 9/30/22	10.96	0.15	(0.86)	(0.71)	(0.16)	—	—	(0.16)	—	(0.87)	10.09	(6.55)	77,244	0.77 (7)	0.90	1.46	38
10/1/20 to 9/30/21	10.96	0.16	— (9)	0.16	(0.16)	—	—	(0.16)	—	— (9)	10.96	1.44	101,271	0.75	0.89	1.42	55
10/1/19 to 9/30/20	10.86	0.24	0.10	0.34	(0.24)	—	—	(0.24)	—	0.10	10.96	3.21	87,690	0.75	0.91	2.24	57
10/1/18 to 9/30/19	10.64	0.29	0.22	0.51	(0.29)	—	—	(0.29)	—	0.22	10.86	4.82	81,384	0.75	0.95	2.67	45
Class C
10/1/22 to 9/30/23	$10.09	0.23	0.15	0.38	(0.24)	—	—	(0.24)	—	0.14	$10.23	3.78%	$ 8,845	1.49%	1.66%	2.29%	38%
10/1/21 to 9/30/22	10.96	0.07	(0.86)	(0.79)	(0.08)	—	—	(0.08)	—	(0.87)	10.09	(7.26)	11,773	1.51 (7)	1.69	0.70	38
10/1/20 to 9/30/21	10.96	0.08	(0.01)	0.07	(0.07)	—	—	(0.07)	—	— (9)	10.96	0.68	17,403	1.50	1.66	0.69	55
10/1/19 to 9/30/20	10.86	0.16	0.10	0.26	(0.16)	—	—	(0.16)	—	0.10	10.96	2.44	20,105	1.50	1.67	1.50	57
10/1/18 to 9/30/19	10.64	0.21	0.22	0.43	(0.21)	—	—	(0.21)	—	0.22	10.86	4.04	20,746	1.50	1.70	1.92	45
Class I
10/1/22 to 9/30/23	$10.08	0.34	0.14	0.48	(0.34)	—	—	(0.34)	—	0.14	$10.22	4.81%	$ 314,549	0.49%	0.68%	3.29%	38%
10/1/21 to 9/30/22	10.96	0.18	(0.88)	(0.70)	(0.18)	—	—	(0.18)	—	(0.88)	10.08	(6.41)	425,501	0.52 (7)	0.66	1.69	38
10/1/20 to 9/30/21	10.95	0.18	0.01	0.19	(0.18)	—	—	(0.18)	—	0.01	10.96	1.78	634,354	0.50	0.65	1.64	55
10/1/19 to 9/30/20	10.85	0.27	0.10	0.37	(0.27)	—	—	(0.27)	—	0.10	10.95	3.46	401,784	0.50	0.67	2.49	57
10/1/18 to 9/30/19	10.63	0.31	0.22	0.53	(0.31)	—	—	(0.31)	—	0.22	10.85	5.09	352,583	0.50	0.70	2.91	45
Class R6
10/1/22 to 9/30/23	$10.09	0.34	0.15	0.49	(0.35)	—	—	(0.35)	—	0.14	$10.23	4.89%	$ 7,452	0.42%	0.60%	3.37%	38%
10/1/21 to 9/30/22	10.96	0.19	(0.87)	(0.68)	(0.19)	—	—	(0.19)	—	(0.87)	10.09	(6.25)	39,337	0.45 (7)	0.60	1.81	38
10/1/20 to 9/30/21	10.96	0.16	0.03	0.19	(0.19)	—	—	(0.19)	—	— (9)	10.96	1.76	27,222	0.43	0.57	1.46	55
10/1/19 to 9/30/20	10.86	0.28	0.10	0.38	(0.28)	—	—	(0.28)	—	0.10	10.96	3.54	387	0.43	0.61	2.56	57
12/19/18 (10) to 9/30/19	10.58	0.25	0.28	0.53	(0.25)	—	—	(0.25)	—	0.28	10.86	5.08	282	0.43	0.62	3.02	45 (11)

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/22 to 9/30/23	$ 8.73	0.44	0.05	0.49	(0.43)	—	—	(0.43)	—	0.06	$ 8.79	5.64%	$ 67,280	0.99%	1.10%	4.94%	48%
10/1/21 to 9/30/22	10.35	0.36	(1.59)	(1.23)	(0.37)	(0.02)	—	(0.39)	—	(1.62)	8.73	(12.15)	64,515	1.00 (7)	1.10	3.76	52
10/1/20 to 9/30/21	10.06	0.37	0.27	0.64	(0.35)	—	—	(0.35)	— (9)	0.29	10.35	6.45 (12)	82,697	0.99	1.07	3.56	77
10/1/19 to 9/30/20	10.16	0.39	(0.11)	0.28	(0.38)	—	—	(0.38)	—	(0.10)	10.06	2.86	78,378	0.99	1.09	3.87	95
10/1/18 to 9/30/19	9.97	0.43	0.19	0.62	(0.38)	(0.05)	—	(0.43)	— (9)	0.19	10.16	6.43 (12)	86,034	0.98	1.10	4.34	81
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Multi-Sector Intermediate Bond Fund (Continued)
Class C
10/1/22 to 9/30/23	$ 8.83	0.38	0.05	0.43	(0.36)	—	—	(0.36)	—	0.07	$ 8.90	4.91%	$ 9,131	1.74%	1.85%	4.15%	48%
10/1/21 to 9/30/22	10.46	0.30	(1.62)	(1.32)	(0.29)	(0.02)	—	(0.31)	—	(1.63)	8.83	(12.78)	12,014	1.75 (7)	1.85	3.00	52
10/1/20 to 9/30/21	10.17	0.29	0.27	0.56	(0.27)	—	—	(0.27)	— (9)	0.29	10.46	5.58 (12)	20,004	1.74	1.82	2.81	77
10/1/19 to 9/30/20	10.26	0.31	(0.10)	0.21	(0.30)	—	—	(0.30)	—	(0.09)	10.17	2.16	30,872	1.74	1.83	3.12	95
10/1/18 to 9/30/19	10.07	0.36	0.19	0.55	(0.31)	(0.05)	—	(0.36)	— (9)	0.19	10.26	5.57 (12)	39,778	1.73	1.85	3.63	81
Class I
10/1/22 to 9/30/23	$ 8.70	0.47	0.05	0.52	(0.46)	—	—	(0.46)	—	0.06	$ 8.76	6.01%	$ 303,103	0.74%	0.82%	5.24%	48%
10/1/21 to 9/30/22	10.33	0.39	(1.60)	(1.21)	(0.40)	(0.02)	—	(0.42)	—	(1.63)	8.70	(11.99)	159,300	0.75 (7)	0.86	4.00	52
10/1/20 to 9/30/21	10.05	0.39	0.28	0.67	(0.39)	—	—	(0.39)	— (9)	0.28	10.33	6.70 (12)	212,633	0.74	0.82	3.80	77
10/1/19 to 9/30/20	10.15	0.41	(0.10)	0.31	(0.41)	—	—	(0.41)	—	(0.10)	10.05	3.19	299,784	0.74	0.83	4.09	95
10/1/18 to 9/30/19	9.98	0.46	0.18	0.64	(0.42)	(0.05)	—	(0.47)	— (9)	0.17	10.15	6.57 (12)	177,574	0.73	0.85	4.57	81
Class R6
10/1/22 to 9/30/23	$ 8.76	0.48	0.06	0.54	(0.46)	—	—	(0.46)	—	0.08	$ 8.84	6.21%	$ 18,072	0.60%	0.77%	5.39%	48%
10/1/21 to 9/30/22	10.38	0.40	(1.60)	(1.20)	(0.40)	(0.02)	—	(0.42)	—	(1.62)	8.76	(11.83)	5,175	0.61 (7)	0.78	4.15	52
10/1/20 to 9/30/21	10.08	0.41	0.28	0.69	(0.39)	—	—	(0.39)	— (9)	0.30	10.38	6.87 (12)	6,345	0.60	0.75	3.94	77
10/1/19 to 9/30/20	10.17	0.42	(0.10)	0.32	(0.41)	—	—	(0.41)	—	(0.09)	10.08	3.28	6,068	0.60	0.76	4.25	95
10/1/18 to 9/30/19	9.98	0.46	0.20	0.66	(0.42)	(0.05)	—	(0.47)	— (9)	0.19	10.17	6.77 (12)	4,903	0.59	0.78	4.65	81

Newfleet Multi-Sector Short Term Bond Fund
Class A
10/1/22 to 9/30/23	$ 4.30	0.15	0.07	0.22	(0.15)	—	—	(0.15)	—	0.07	$ 4.37	5.17%	$ 660,114	0.89%	0.97%	3.47%	37%
10/1/21 to 9/30/22	4.76	0.09	(0.45)	(0.36)	(0.09)	(0.01)	—	(0.10)	—	(0.46)	4.30	(7.65)	771,020	0.92 (7)(8)	0.97	2.04	41
10/1/20 to 9/30/21	4.73	0.10	0.03	0.13	(0.10)	—	—	(0.10)	—	0.03	4.76	2.78	956,384	0.96 (13)	0.96	2.02	64
10/1/19 to 9/30/20	4.72	0.12	0.02	0.14	(0.12)	(0.01)	—	(0.13)	—	0.01	4.73	3.10	857,107	0.98 (13)	0.98	2.58	70
10/1/18 to 9/30/19	4.65	0.14	0.07	0.21	(0.12)	(0.02)	—	(0.14)	—	0.07	4.72	4.62	898,392	0.97 (13)	0.98	3.01	58
Class C
10/1/22 to 9/30/23	$ 4.37	0.14	0.06	0.20	(0.14)	—	—	(0.14)	—	0.06	$ 4.43	4.58%	$ 132,559	1.15%	1.23%	3.19%	37%
10/1/21 to 9/30/22	4.83	0.08	(0.45)	(0.37)	(0.08)	(0.01)	—	(0.09)	—	(0.46)	4.37	(7.79)	181,221	1.18 (7)(8)	1.24	1.77	41
10/1/20 to 9/30/21	4.79	0.09	0.04	0.13	(0.09)	—	—	(0.09)	—	0.04	4.83	2.69	267,919	1.21 (13)	1.21	1.82	64
10/1/19 to 9/30/20	4.78	0.11	0.02	0.13	(0.11)	(0.01)	—	(0.12)	—	0.01	4.79	2.81	433,279	1.21 (13)	1.21	2.35	70
10/1/18 to 9/30/19	4.71	0.13	0.07	0.20	(0.11)	(0.02)	—	(0.13)	—	0.07	4.78	4.31	575,524	1.21 (13)	1.21	2.78	58
Class C1
10/1/22 to 9/30/23	$ 4.36	0.12	0.06	0.18	(0.12)	—	—	(0.12)	—	0.06	$ 4.42	4.09%	$ 33,679	1.65%	1.72%	2.70%	37%
10/1/21 to 9/30/22	4.82	0.06	(0.46)	(0.40)	(0.05)	(0.01)	—	(0.06)	—	(0.46)	4.36	(8.25)	44,838	1.68 (7)(8)	1.72	1.27	41
10/1/20 to 9/30/21	4.78	0.06	0.04	0.10	(0.06)	—	—	(0.06)	—	0.04	4.82	2.19	70,114	1.71 (13)	1.71	1.32	64
10/1/19 to 9/30/20	4.77	0.09	0.02	0.11	(0.09)	(0.01)	—	(0.10)	—	0.01	4.78	2.31	114,699	1.71 (13)	1.71	1.85	70
10/1/18 to 9/30/19	4.70	0.11	0.07	0.18	(0.09)	(0.02)	—	(0.11)	—	0.07	4.77	3.80	195,185	1.71 (13)	1.72	2.28	58
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Multi-Sector Short Term Bond Fund (Continued)
Class I
10/1/22 to 9/30/23	$ 4.31	0.16	0.06	0.22	(0.16)	—	—	(0.16)	—	0.06	$ 4.37	5.18%	$3,639,516	0.64%	0.72%	3.72%	37%
10/1/21 to 9/30/22	4.77	0.10	(0.45)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.31	(7.40)	4,254,653	0.67 (7)(8)	0.72	2.29	41
10/1/20 to 9/30/21	4.73	0.11	0.04	0.15	(0.11)	—	—	(0.11)	—	0.04	4.77	3.25	5,221,147	0.71 (13)	0.71	2.28	64
10/1/19 to 9/30/20	4.72	0.13	0.02	0.15	(0.13)	(0.01)	—	(0.14)	—	0.01	4.73	3.36	4,539,835	0.72 (13)	0.72	2.83	70
10/1/18 to 9/30/19	4.66	0.15	0.06	0.21	(0.13)	(0.02)	—	(0.15)	—	0.06	4.72	4.66	4,695,968	0.72 (13)	0.72	3.26	58
Class R6
10/1/22 to 9/30/23	$ 4.32	0.16	0.07	0.23	(0.16)	—	—	(0.16)	—	0.07	$ 4.39	5.48%	$ 10,991	0.51%	0.69%	3.75%	37%
10/1/21 to 9/30/22	4.78	0.11	(0.46)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.32	(7.32)	25,862	0.54 (7)(8)	0.69	2.43	41
10/1/20 to 9/30/21	4.74	0.12	0.04	0.16	(0.12)	—	—	(0.12)	—	0.04	4.78	3.31	30,118	0.55	0.67	2.42	64
10/1/19 to 9/30/20	4.72	0.14	0.03	0.17	(0.14)	(0.01)	—	(0.15)	—	0.02	4.74	3.65	11,358	0.55	0.65	2.99	70
10/1/18 to 9/30/19	4.65	0.16	0.07	0.23	(0.14)	(0.02)	—	(0.16)	—	0.07	4.72	4.96	6,408	0.55	0.65	3.42	58

Newfleet Senior Floating Rate Fund
Class A
10/1/22 to 9/30/23	$ 8.43	0.64	0.28	0.92	(0.65)	—	—	(0.65)	—	0.27	$ 8.70	11.20%	$ 61,100	1.04% (14)	1.12%	7.48%	50%
10/1/21 to 9/30/22	9.01	0.32	(0.58)	(0.26)	(0.32)	—	—	(0.32)	—	(0.58)	8.43	(2.87)	56,561	1.05 (7)(14)	1.11	3.65	33
10/1/20 to 9/30/21	8.58	0.28	0.43	0.71	(0.28)	—	—	(0.28)	—	0.43	9.01	8.40	72,274	1.04 (14)	1.08	3.18	65
10/1/19 to 9/30/20	9.11	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	—	(0.53)	8.58	(1.66)	57,743	1.12 (14)	1.13	4.31	40
10/1/18 to 9/30/19	9.41	0.46	(0.30)	0.16	(0.46)	—	—	(0.46)	—	(0.30)	9.11	1.80	167,595	1.10 (14)	1.11	4.96	24
Class C
10/1/22 to 9/30/23	$ 8.43	0.58	0.28	0.86	(0.58)	—	—	(0.58)	—	0.28	$ 8.71	10.50%	$ 6,311	1.79% (14)	1.89%	6.69%	50%
10/1/21 to 9/30/22	9.02	0.26	(0.59)	(0.33)	(0.26)	—	—	(0.26)	—	(0.59)	8.43	(3.71)	7,202	1.80 (7)(14)	1.87	2.92	33
10/1/20 to 9/30/21	8.59	0.22	0.43	0.65	(0.22)	—	—	(0.22)	—	0.43	9.02	7.59	9,595	1.78 (14)	1.85	2.49	65
10/1/19 to 9/30/20	9.12	0.30	(0.52)	(0.22)	(0.31)	—	—	(0.31)	—	(0.53)	8.59	(2.36)	27,287	1.86 (14)	1.92	3.47	40
10/1/18 to 9/30/19	9.42	0.39	(0.30)	0.09	(0.39)	—	—	(0.39)	—	(0.30)	9.12	1.05	47,050	1.86 (14)	1.92	4.23	24
Class I
10/1/22 to 9/30/23	$ 8.41	0.66	0.29	0.95	(0.67)	—	—	(0.67)	—	0.28	$ 8.69	11.61%	$ 126,422	0.79% (14)	0.87%	7.70%	50%
10/1/21 to 9/30/22	9.00	0.35	(0.59)	(0.24)	(0.35)	—	—	(0.35)	—	(0.59)	8.41	(2.75)	119,257	0.80 (7)(14)	0.86	3.94	33
10/1/20 to 9/30/21	8.57	0.30	0.44	0.74	(0.31)	—	—	(0.31)	—	0.43	9.00	8.68	136,742	0.79 (14)	0.83	3.42	65
10/1/19 to 9/30/20	9.10	0.39	(0.52)	(0.13)	(0.40)	—	—	(0.40)	—	(0.53)	8.57	(1.39)	110,156	0.86 (14)	0.91	4.45	40
10/1/18 to 9/30/19	9.40	0.48	(0.30)	0.18	(0.48)	—	—	(0.48)	—	(0.30)	9.10	2.05	158,703	0.86 (14)	0.91	5.20	24
Class R6
10/1/22 to 9/30/23	$ 8.41	0.67	0.29	0.96	(0.68)	—	—	(0.68)	—	0.28	$ 8.69	11.77%	$ 1,262	0.65% (14)	0.80%	7.84%	50%
10/1/21 to 9/30/22	9.00	0.36	(0.59)	(0.23)	(0.36)	—	—	(0.36)	—	(0.59)	8.41	(2.61)	1,345	0.66 (7)(14)	0.80	4.08	33
10/1/20 to 9/30/21	8.57	0.32	0.43	0.75	(0.32)	—	—	(0.32)	—	0.43	9.00	8.83	1,616	0.65 (14)	0.77	3.61	65
10/1/19 to 9/30/20	9.11	0.37	(0.50)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	8.57	(1.33)	2,746	0.70 (14)	0.82	4.51	40
10/1/18 to 9/30/19	9.40	0.49	(0.28)	0.21	(0.50)	—	—	(0.50)	—	(0.29)	9.11	2.31	219	0.71 (14)	0.84	5.35	24
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Tax-Exempt Bond Fund
Class A
10/1/22 to 9/30/23	$ 9.94	0.27	(0.05)	0.22	(0.27)	—	—	(0.27)	—	(0.05)	$ 9.89	2.14%	$ 27,621	0.83%	1.08%	2.69%	23%
10/1/21 to 9/30/22	11.36	0.23	(1.38)	(1.15)	(0.23)	—	(0.04)	(0.27)	—	(1.42)	9.94	(10.30)	29,594	0.85 (7)(8)	1.02	2.13	1
10/1/20 to 9/30/21	11.45	0.23	— (9)	0.23	(0.23)	—	(0.09)	(0.32)	—	(0.09)	11.36	2.04	37,928	0.85	1.01	2.05	6
10/1/19 to 9/30/20	11.34	0.25	0.11	0.36	(0.25)	—	—	(0.25)	—	0.11	11.45	3.17	37,078	0.85	1.01	2.21	6
10/1/18 to 9/30/19	10.88	0.27	0.53	0.80	(0.27)	—	(0.07)	(0.34)	—	0.46	11.34	7.50	38,374	0.85	0.99	2.47	4
Class C
10/1/22 to 9/30/23	$ 9.94	0.20	(0.06)	0.14	(0.19)	—	—	(0.19)	—	(0.05)	$ 9.89	1.37%	$ 1,370	1.58%	1.81%	1.94%	23%
10/1/21 to 9/30/22	11.36	0.15	(1.38)	(1.23)	(0.15)	—	(0.04)	(0.19)	—	(1.42)	9.94	(10.97)	2,058	1.60 (7)(8)	1.77	1.37	1
10/1/20 to 9/30/21	11.45	0.15	— (9)	0.15	(0.15)	—	(0.09)	(0.24)	—	(0.09)	11.36	1.28	3,561	1.60	1.75	1.31	6
10/1/19 to 9/30/20	11.34	0.17	0.10	0.27	(0.16)	—	—	(0.16)	—	0.11	11.45	2.40	8,145	1.60	1.74	1.47	6
10/1/18 to 9/30/19	10.89	0.19	0.52	0.71	(0.19)	—	(0.07)	(0.26)	—	0.45	11.34	6.60	11,194	1.60	1.73	1.73	4
Class I
10/1/22 to 9/30/23	$ 9.94	0.30	(0.06)	0.24	(0.29)	—	—	(0.29)	—	(0.05)	$ 9.89	2.39%	$ 36,821	0.58%	0.83%	2.94%	23%
10/1/21 to 9/30/22	11.36	0.26	(1.39)	(1.13)	(0.25)	—	(0.04)	(0.29)	—	(1.42)	9.94	(10.07)	43,793	0.60 (7)(8)	0.79	2.37	1
10/1/20 to 9/30/21	11.45	0.26	— (9)	0.26	(0.26)	—	(0.09)	(0.35)	—	(0.09)	11.36	2.29	62,412	0.60	0.77	2.30	6
10/1/19 to 9/30/20	11.34	0.28	0.10	0.38	(0.27)	—	—	(0.27)	—	0.11	11.45	3.43	67,924	0.60	0.78	2.46	6
10/1/18 to 9/30/19	10.88	0.30	0.53	0.83	(0.30)	—	(0.07)	(0.37)	—	0.46	11.34	7.76	84,588	0.60	0.78	2.72	4

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Includes interest expense on borrowings.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Amount is less than $0.005 per share.
(10)	Inception date.
(11)	Portfolio turnover is representative of the Fund for the entire period.
(12)	Payment from affiliate had no impact on total return.
(13)	The share class is currently under its expense limitation.
(14)	Ratios of total expenses excluding interest expense on borrowings for year ended September 30, 2023, 2022, 2021, 2020 and 2019, were 0.94% (Class A), 1.69% (Class C), 0.69% (Class I) and 0.55% (Class R6).
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2023
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 25 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in this annual report. Each Fund has a distinct investment objective and all of the Funds are diversified. Each Fund’s investment objective is outlined in its respective Fund Summary page. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. All of the Funds with the exception of the Seix Tax-Exempt Bond Fund offer Class R6 shares. The Newfleet Multi-Sector Short Term Bond Fund offers Class C1 shares.
Class A shares of Newfleet Low Duration Core Plus Bond Fund and Newfleet Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC (except the Newfleet Multi-Sector Short Term Bond Fund, which are sold without a sales charge), applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares for all Funds (except the Newfleet Multi-Sector Short Term Bond Fund) and Class C1 shares of the Newfleet Multi-Sector Short Term Bond Fund and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares of Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, Newfleet Multi-Sector Intermediate Bond Fund, Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund, and purchase greater than $249,999 of Class C shares of Newfleet Low Duration Core Plus Bond Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Effective April 30, 2019, Class C shares of the Newfleet Multi-Sector Short Term Bond Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Newfleet Multi-Sector Short Term Bond Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics of the Newfleet Multi-Sector Short Term Bond Fund, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees (the “Board”) has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 1 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2023, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Core Plus Bond Fund	$ 888	$ 888	$ —
Newfleet High Yield Fund	1,586	1,586	—
Newfleet Low Duration Core Plus Bond Fund	3,362	3,362	—
Newfleet Multi-Sector Intermediate Bond Fund	4,262	4,262	—
Newfleet Multi-Sector Short Term Bond Fund	9,886	9,886	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of September 30, 2023 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Newfleet Core Plus Bond Fund	Money Market Mutual Fund	$ 923
Newfleet High Yield Fund	Money Market Mutual Fund	1,641
Newfleet Low Duration Core Plus Bond Fund	Money Market Mutual Fund	3,449
Newfleet Multi-Sector Intermediate Bond Fund	Money Market Mutual Fund	4,427
Newfleet Multi-Sector Short Term Bond Fund	Money Market Mutual Fund	10,237
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Newfleet Core Plus Bond Fund	0.45%	0.40%
Seix Tax-Exempt Bond Fund	0.45	0.40

	First $2 Billion	$2+ Billion
Newfleet Low Duration Core Plus Bond Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet High Yield Fund	0.55%	0.50%	0.45%
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	$10+ Billion
Newfleet Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%	0.425%

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
Newfleet Core Plus Bond Fund	Newfleet(1)
Newfleet High Yield Fund	Newfleet(1)
Newfleet Low Duration Core Plus Bond Fund	Newfleet(1)
Newfleet Multi-Sector Intermediate Bond Fund	Newfleet(1)
Newfleet Multi-Sector Short Term Bond Fund	Newfleet(1)
Newfleet Senior Floating Rate Fund	Newfleet(1)
Seix Tax-Exempt Bond Fund	Seix(2)
(1)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC (“VFIA”), an indirect wholly owned subsidiary of Virtus.
(2)	Seix Investment Advisors, LLC (“Seix”), a division of VFIA, an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class C1	Class I	Class R6
Newfleet Core Plus Bond Fund	0.80%	1.55%	N/A	0.55%	0.43%
Newfleet High Yield Fund	1.00	1.75	N/A	0.75	0.59
Newfleet Low Duration Core Plus Bond Fund	0.75	1.50	N/A	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	N/A	0.74	0.60
Newfleet Multi-Sector Short Term Bond Fund	0.90	1.16	1.66%	0.65	0.52
Newfleet Senior Floating Rate Fund	0.94	1.69	N/A	0.69	0.55
Seix Tax-Exempt Bond Fund	0.83	1.58	N/A	0.58	N/A
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending September 30:

	Expiration
Fund	2024	2025	2026	Total
Newfleet Core Plus Bond Fund
Class A	$ 90	$ 72	$ 85	$ 247
Class C	9	6	4	19
Class I	165	192	224	581
Class R6	3	4	5	12
Newfleet High Yield Fund
Class A	118	108	117	343
Class C	5	4	4	13
Class I	26	24	27	77
Class R6	6	7	7	20
Newfleet Low Duration Core Plus Bond Fund
Class A	129	119	128	376
Class C	30	28	17	75
Class I	770	805	646	2,221
Class R6	1	47	68	116

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Expiration
Fund	2024	2025	2026	Total
Newfleet Multi-Sector Intermediate Bond Fund
Class A	$ 69	$ 68	$ 78	$ 215
Class C	20	16	12	48
Class I	206	188	180	574
Class R6	9	9	10	28
Newfleet Multi-Sector Short Term Bond Fund
Class A	—	410	577	987
Class C	—	130	123	253
Class C1	—	22	25	47
Class I	—	2,267	2,961	5,228
Class R6	32	43	26	101
Newfleet Senior Floating Rate Fund
Class A	29	34	44	107
Class C	13	5	6	24
Class I	55	68	94	217
Class R6	3	2	2	7
Seix Tax-Exempt Bond Fund
Class A	61	60	72	193
Class C	8	5	4	17
Class I	111	102	104	317
During the year ended September 30, 2023, the Adviser recaptured expenses previously waived for the following Fund:
Fund	Class R6
Newfleet Multi-Sector Short Term Bond Fund	$1
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended September 30, 2023, it retained net commissions of $21 for Class A shares and CDSC of $10, $2 and $6 for Class A shares, Class C shares and Class C1 shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares (0.50% for Newfleet Multi-Sector Short Term Bond Fund), and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended September 30, 2023, the Funds incurred administration fees totaling $5,613 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended September 30, 2023, the Funds incurred transfer agent fees totaling $2,513 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended September 30, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2023.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended September 30, 2023, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 80,703	$ 41,698
Newfleet High Yield Fund	22,845	22,140
Newfleet Low Duration Core Plus Bond Fund	115,059	276,426
Newfleet Multi-Sector Intermediate Bond Fund	225,616	99,839
Newfleet Multi-Sector Short Term Bond Fund	1,431,007	2,187,610
Newfleet Senior Floating Rate Fund	96,130	87,261
Seix Tax-Exempt Bond Fund	15,815	24,054
Purchases and sales of long-term U.S. government and agency securities during the year ended September 30, 2023, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 33,823	$ 10,577
Newfleet High Yield Fund	809	818
Newfleet Low Duration Core Plus Bond Fund	55,740	37,382
Newfleet Multi-Sector Intermediate Bond Fund	67,483	38,691
Newfleet Multi-Sector Short Term Bond Fund	284,282	454,762
Newfleet Senior Floating Rate Fund	—	975
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	516	$ 5,129	213	$ 2,304	662	$ 2,422	275	$ 1,107
Reinvestment of distributions	102	1,012	99	1,100	556	2,037	476	1,869
Shares repurchased and cross class conversions	(382)	(3,813)	(490)	(5,411)	(1,709)	(6,227)	(1,479)	(5,908)
Net Increase / (Decrease)	236	$ 2,328	(178)	$ (2,007)	(491)	$ (1,768)	(728)	$ (2,932)
Class C
Shares sold and cross class conversions	121	$ 1,176	25	$ 276	84	$ 303	32	$ 133
Reinvestment of distributions	4	44	6	70	17	60	14	53
Shares repurchased and cross class conversions	(94)	(913)	(125)	(1,330)	(87)	(312)	(101)	(398)
Net Increase / (Decrease)	31	$ 307	(94)	$ (984)	14	$ 51	(55)	$ (212)
Class I
Shares sold and cross class conversions	11,395	$ 115,739	4,971	$ 56,063	2,472	$ 9,067	422	$ 1,660
Reinvestment of distributions	324	3,277	282	3,155	136	500	97	382
Shares repurchased and cross class conversions	(4,549)	(45,922)	(4,782)	(51,106)	(2,387)	(8,731)	(699)	(2,799)
Net Increase / (Decrease)	7,170	$ 73,094	471	$ 8,112	221	$ 836	(180)	$ (757)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	121	$ 1,228	59	$ 678	87	$ 318	192	$ 797
Reinvestment of distributions	6	58	5	52	33	121	27	107
Shares repurchased and cross class conversions	(60)	(606)	(31)	(346)	(109)	(397)	(172)	(680)
Net Increase / (Decrease)	67	$ 680	33	$ 384	11	$ 42	47	$ 224

	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,078	$ 10,953	2,275	$ 24,030	1,500	$ 13,390	1,108	$ 10,490
Reinvestment of distributions	168	1,715	98	1,024	301	2,692	248	2,377
Shares repurchased and cross class conversions	(2,800)	(28,503)	(3,957)	(41,594)	(1,544)	(13,788)	(1,954)	(19,086)
Net Increase / (Decrease)	(1,554)	$ (15,835)	(1,584)	$ (16,540)	257	$ 2,294	(598)	$ (6,219)
Class C
Shares sold and cross class conversions	270	$ 2,746	440	$ 4,714	277	$ 2,505	151	$ 1,478
Reinvestment of distributions	22	219	9	99	43	386	48	470
Shares repurchased and cross class conversions	(594)	(6,060)	(870)	(9,168)	(655)	(5,901)	(750)	(7,279)
Net Increase / (Decrease)	(302)	$ (3,095)	(421)	$ (4,355)	(335)	$ (3,010)	(551)	$ (5,331)
Class I
Shares sold and cross class conversions	11,502	$ 117,472	17,323	$ 184,267	25,553	$ 228,145	7,134	$ 67,976
Reinvestment of distributions	1,032	10,536	821	8,632	1,007	8,970	648	6,191
Shares repurchased and cross class conversions	(23,961)	(243,586)	(33,854)	(356,455)	(10,272)	(91,314)	(10,063)	(96,913)
Net Increase / (Decrease)	(11,427)	$ (115,578)	(15,710)	$ (163,556)	16,288	$ 145,801	(2,281)	$ (22,746)
Class R6
Shares sold and cross class conversions	652	$ 6,667	2,038	$ 21,359	1,807	$ 16,234	70	$ 674
Reinvestment of distributions	99	1,015	45	469	27	241	19	181
Shares repurchased and cross class conversions	(3,920)	(40,192)	(669)	(7,043)	(380)	(3,413)	(109)	(1,077)
Net Increase / (Decrease)	(3,169)	$ (32,510)	1,414	$ 14,785	1,454	$ 13,062	(20)	$ (222)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	16,083	$ 70,197	28,778	$ 132,136	1,549	$ 13,403	2,640	$ 23,430
Reinvestment of distributions	4,870	21,274	3,692	16,722	417	3,598	228	1,991
Shares repurchased and cross class conversions	(48,904)	(213,159)	(54,254)	(247,393)	(1,660)	(14,293)	(4,176)	(36,899)
Net Increase / (Decrease)	(27,951)	$ (121,688)	(21,784)	$ (98,535)	306	$ 2,708	(1,308)	$ (11,478)
Class C
Shares sold and cross class conversions	— (1)	$ 1	3	$ 8	199	$ 1,711	428	$ 3,759
Reinvestment of distributions	1,068	4,737	909	4,180	48	413	26	227
Shares repurchased and cross class conversions	(12,658)	(55,994)	(14,912)	(68,836)	(377)	(3,243)	(664)	(5,851)
Net Increase / (Decrease)	(11,590)	$ (51,256)	(14,000)	$ (64,648)	(130)	$ (1,119)	(210)	$ (1,865)
Class C1
Shares sold and cross class conversions	989	$ 4,354	1,445	$ 6,764	—	$ —	—	$ —
Reinvestment of distributions	199	882	148	677	—	—	—	—
Shares repurchased and cross class conversions	(3,861)	(17,042)	(5,857)	(26,923)	—	—	—	—
Net Increase / (Decrease)	(2,673)	$ (11,806)	(4,264)	$ (19,482)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	201,373	$ 880,233	252,671	$ 1,160,210	9,153	$ 78,639	9,393	$ 82,580
Reinvestment of distributions	29,093	127,291	22,911	103,966	853	7,344	421	3,661
Shares repurchased and cross class conversions	(385,197)	(1,680,639)	(383,808)	(1,746,660)	(9,637)	(82,648)	(10,834)	(95,073)
Net Increase / (Decrease)	(154,731)	$ (673,115)	(108,226)	$ (482,484)	369	$ 3,335	(1,020)	$ (8,832)
Class R6
Shares sold and cross class conversions	1,182	$ 5,180	1,649	$ 7,583	14	$ 119	1	$ 13
Reinvestment of distributions	81	353	131	593	10	87	6	53
Shares repurchased and cross class conversions	(4,740)	(20,728)	(2,102)	(9,585)	(39)	(331)	(27)	(245)
Net Increase / (Decrease)	(3,477)	$ (15,195)	(322)	$ (1,409)	(15)	$ (125)	(20)	$ (179)

	Seix Tax-Exempt Bond Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	238	$ 2,427	123	$ 1,342
Reinvestment of distributions	65	662	69	741
Shares repurchased and cross class conversions	(489)	(4,974)	(552)	(5,921)
Net Increase / (Decrease)	(186)	$ (1,885)	(360)	$ (3,838)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Seix Tax-Exempt Bond Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	37	$ 377	12	$ 131
Reinvestment of distributions	3	32	5	51
Shares repurchased and cross class conversions	(109)	(1,114)	(123)	(1,309)
Net Increase / (Decrease)	(69)	$ (705)	(106)	$ (1,127)
Class I
Shares sold and cross class conversions	1,148	$ 11,647	741	$ 7,806
Reinvestment of distributions	105	1,068	122	1,320
Shares repurchased and cross class conversions	(1,938)	(19,705)	(1,949)	(20,706)
Net Increase / (Decrease)	(685)	$ (6,990)	(1,086)	$ (11,580)
(1)	Amount is less than 500 shares (not in thousands).
Note 6. 10% Shareholders
As of September 30, 2023, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet Core Plus Bond Fund	58%	3
Newfleet Low Duration Core Plus Bond Fund	61	4
Newfleet Multi-Sector Intermediate Bond Fund	42	2
Newfleet Multi-Sector Short Term Bond Fund	35	2
Newfleet Senior Floating Rate Fund	37	3
Seix Tax-Exempt Bond Fund	13	1
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At September 30, 2023, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds (with the exception of the Newfleet Senior Floating Rate Fund) and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one third or one fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a scheduled termination date of July 6, 2024, however, the Funds may request at any time and from time to time to extend the termination date by 364 days. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended September 30, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default. At September 30, 2023, the Funds did not have outstanding borrowings.
The following Funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Newfleet Core Plus Bond Fund	$ 5	$ 3,200	4.12%	13
Newfleet Low Duration Core Plus Bond Fund	5	4,900	4.99	8
Newfleet Multi-Sector Short Term Bond Fund	15	29,400	6.17	3
Note 11. Borrowings
($ reported in thousands)
Effective March 20, 2023, the Newfleet Senior Floating Rate Fund amended its Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $35,000. Prior to March 20, 2023, the Agreement allowed the Fund to borrow cash from the Bank up to a limit of $70,000. Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the commitment amount is outstanding as a loan to the Fund. Total commitment fees paid for the year ended September 30, 2023, were $128 and are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Agreement has a term that extends until the 179th day after the date that the lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. For the year ended September 30, 2023, the average daily borrowings under the Agreement and the weighted daily average interest rate were $6,375 and 5.62%, respectively. At September 30, 2023, the Fund did not have outstanding borrowings.
Note 12. Federal Income Tax Information
($ reported in thousands)
At September 30, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Core Plus Bond Fund	$ 173,797	$ 111	$ (14,279)	$ (14,168)
Newfleet High Yield Fund	51,138	169	(4,523)	(4,354)
Newfleet Low Duration Core Plus Bond Fund	411,256	345	(21,956)	(21,611)
Newfleet Multi-Sector Intermediate Bond Fund	426,329	839	(30,589)	(29,750)
Newfleet Multi-Sector Short Term Bond Fund	4,725,271	3,756	(277,788)	(274,032)
Newfleet Senior Floating Rate Fund	198,622	1,140	(3,215)	(2,075)
Seix Tax-Exempt Bond Fund	66,389	335	(3,099)	(2,764)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Newfleet Core Plus Bond Fund	$ 2,551	$ 3,021
Newfleet High Yield Fund	656	4,608
Newfleet Low Duration Core Plus Bond Fund	5,507	5,324
Newfleet Multi-Sector Intermediate Bond Fund	4,180	16,192
Newfleet Multi-Sector Short Term Bond Fund	103,881	148,494
Newfleet Senior Floating Rate Fund	7,485	63,487
Seix Tax-Exempt Bond Fund	—	648
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Post-October Capital Loss Deferred	Capital Loss Deferred
Newfleet Core Plus Bond Fund	$ 5	$ —	$ 1,724	$ 5,572
Newfleet High Yield Fund	354	—	1,205	5,264
Newfleet Low Duration Core Plus Bond Fund	330	—	14,288	10,831
Newfleet Multi-Sector Intermediate Bond Fund	291	—	4,613	20,372
Newfleet Multi-Sector Short Term Bond Fund	2,835	—	98,675	252,375
Newfleet Senior Floating Rate Fund	27	—	2,202	70,972
Seix Tax-Exempt Bond Fund	—	230	104	648
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended September 30, 2023 and 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Distributions	Return of Capital	Total
Newfleet Core Plus Bond Fund
9/30/23	$ 4,501	$ —	$ —	$ —	$ 4,501
9/30/22	3,597	890	—	—	4,487

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Distributions	Return of Capital	Total
Newfleet High Yield Fund
9/30/23	$ 3,040	$ —	$ —	$ —	$ 3,040
9/30/22	2,677	—	—	—	2,677
Newfleet Low Duration Core Plus Bond Fund
9/30/23	15,066	—	—	—	15,066
9/30/22	11,376	—	—	—	11,376
Newfleet Multi-Sector Intermediate Bond Fund
9/30/23	14,823	—	—	—	14,823
9/30/22	11,080	—	—	596	11,676
Newfleet Multi-Sector Short Term Bond Fund
9/30/23	171,740	—	—	—	171,740
9/30/22	134,394	—	—	7,503	141,897
Newfleet Senior Floating Rate Fund
9/30/23	13,905	—	—	—	13,905
9/30/22	7,620	—	—	—	7,620
Seix Tax-Exempt Bond Fund
9/30/23	1	—	1,975	—	1,976
9/30/22	1	345	2,020	—	2,366
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 15. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Seix Tax-Exempt Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Seix Tax-Exempt Bond Fund (seven of the Funds constituting Virtus Opportunities Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2023, the related statements of operations for the year ended September 30, 2023, the statements of changes in net assets for each of the two years in the period ended September 30, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from a transfer agent and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 27, 2023
We have served as the auditor of one or more investment companies in Virtus Mutual Funds since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2023
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2024, the Funds will notify applicable shareholders of amounts for use in preparing 2023 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30, 2023, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Federal Tax Exempt Interest Dividends %
Seix Tax-Exempt Bond Fund	100.00%

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 22-24, 2023, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2022 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Opportunities Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960 Served Since: 2016 107 Portfolios	Private investor (since 2009). Formerly, President and Chief Executive Officer, BlackRock U.S. Funds (2007 to 2009); Managing Director, BlackRock, Inc. (2006 to 2009); and Managing Director, Merrill Lynch Investment Managers (1990 to 2006).	Trustee (since May 2023) and Advisory Board Member (May 2023), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Advisory Board Member (since May 2023), Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II and Virtus Diversified Income & Convertible Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Cogan, Sarah E. YOB: 1956 Served Since: 2022 104 Portfolios	Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm) (since 2019); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (56 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund and PIMCO California Flexible Municipal Income Fund; Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), and Virtus Global Multi-Sector Income Fund; Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2021), Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2019), PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Energy and Tactical Credit Opportunities Fund, PCM Fund, Inc, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund; Trustee (since 2019), PIMCO Managed Accounts Trust (5 portfolios); and Trustee (2019 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Income Opportunity Fund.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
DeCotis, Deborah A. YOB: 1952 Served Since: 2022 104 Portfolios	Director, Cadre Holdings Inc. (since 2022); Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); and Trustee, Smith College (since 2017). Formerly, Director, Watford Re (2017 to 2021); Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); and Trustee, Stanford University (2010 to 2015).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (56 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund and PIMCO California Flexible Municipal Income Fund; Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), and Virtus Global Multi-Sector Income Fund; Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2021), Virtus Total Return Fund Inc.; Trustee (since 2020), PIMCO Dynamic Income Opportunities Fund; Trustee (since 2019), PIMCO Energy and Tactical Credit Opportunities Fund and Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2018), PIMCO Flexible Municipal Income Fund; Trustee (since 2017), PIMCO Flexible Credit Income Fund and Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Diversified Income & Convertible Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (2013 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund; Trustee (since 2012), PIMCO Dynamic Income Fund; Trustee (since 2011), Virtus Strategy Trust (8 portfolios); Trustee (since 2011), PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund, Inc., PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., and PIMCO Managed Accounts Trust (5 portfolios); Trustee (since 2011), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; and Trustee (2011 to 2021), PIMCO Income Opportunity Fund.
Drummond, F. Ford YOB: 1962 Served Since: 2022 104 Portfolios	President (since 1998), F.G. Drummond Ranches, Inc.; and Director (since 2015), Texas and Southwestern Cattle Raisers Association. Formerly Chairman, Oklahoma Nature Conservancy (2019 to 2020); Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board; Trustee (since 2014), Frank Phillips Foundation; Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (56 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios);Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund; Director (since 2021), Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2014), Virtus Strategy Trust (8 portfolios); Director (since 2011), Bancfirst Corporation; and Trustee (since 2006), Virtus Investment Trust (13 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Harris, Sidney E. YOB: 1949 Served Since: 2017 97 Portfolios	Private Investor (since 2021); Dean Emeritus (since 2015), Professor (2015 to 2021 and 1997 to 2014), and Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Chairman (2012 to 2017), International University of the Grand Bassam Foundation; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 97 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (2014 to 2022), Counselors of Real Estate.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 104 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President, Global Finance Transformation (2007 to 2009); and Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since May 2023) and Advisory Board Member (May 2023), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Chairperson (since 2021), Governance & Nominating Committee, Global Payments Inc; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (2011 to 2022) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McLoughlin, Philip. YOB: 1946 Served Since: 1999 107 Portfolios	Private investor since 2010.	Trustee and Chairman (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Chairman (since 2023) and Trustee (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Chairman (since 2023), Trustee (since 2022) and Advisory Board Member (2021), Virtus Convertible & Income 2024 Target Term Fund and Virtus Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (56 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 107 Portfolios	Private investor (since 2006); and Managing Director, U.S. Trust Company of New York (1982 to 2006).	Trustee (since May 2023) and Advisory Board Member (January 2023 to May 2023), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2023), Virtus Artificial Intelligence & Technology Opportunities Fund and Virtus Equity & Convertible Income Fund; Advisory Board Member (since 2023), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016) Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (56 portfolios).
Walton, R. Keith YOB: 1964 Served Since: 2020 104 Portfolios	Senior Adviser (since 2022), Brightwood Capital LLC; Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; and Partner (since 2006), Global Infrastructure Partners. Formerly, Managing Director (2020 to 2021), Lafayette Square Holding Company LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; and Vice President, Strategy (2013 to 2017), Arizona State University.	Trustee (since 2023) and Advisory Board Member (2022 to 2023), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2023) and Advisory Board Member (2022 to 2023), Virtus Convertible & Income Fund II and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2022) and Advisory Board Member (January 2022 to July 2022), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), Virtus Diversified Income & Convertible Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund®VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (4 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (56 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Zino, Brian T. YOB: 1952 Served Since: 2020 104 Portfolios	Retired. Various roles (1982 to 2009), J. & W. Seligman & Co. Incorporated, including President (1994 to 2009).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2022) and Advisory Board Member (2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2020) Virtus Alternative Solutions Trust (4 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (56 portfolios); Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2009) and President (1994 to 2009), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2006 110 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Director (since 2023), Stone Harbor Investment Funds plc (21 sub-funds) and Stone Harbor Global Funds plc (27 sub-funds); Trustee, President and Chief Executive Officer (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Member, Board of Governors of the Investment Company Institute (since 2021); Trustee and President (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Chairman and Trustee (since 2015), Virtus ETF Trust II (6 portfolios); Director, President and Chief Executive Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Virtus Global Funds, plc (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (56 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.

*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017), and Vice President (2008 to 2016).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2017), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Director (since 2023), Stone Harbor Investment Funds plc and Stone Harbor Global Funds plc; Director (since 2019), Virtus Global Funds ICAV; Director (since 2013), Virtus Global Funds, plc; Senior Vice President, Fund Services (2010 to 2016) and various officer positions (since 2004), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Member (since 2022), BNY Mellon Asset Servicing Client Advisory Board.
Branigan, Timothy YOB: 1976	Vice President and Fund Chief Compliance Officer (since 2022); Assistant Vice President and Deputy Fund Chief Compliance Officer (March to May 2022); and Assistant Vice President and Assistant Chief Compliance Officer (2021 to 2022).	Various officer positions (since 2019) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Chisolm, Daphne YOB: 1969	Vice President, Counsel and Assistant Secretary (since 2023)	Vice President and Senior Counsel (since 2023), Virtus Investment Partners, Inc.; Attorney at Law engaged in private practice as a solo practitioner (2018 to 2023); and various officer positions (since 2023) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Fromm, Jennifer YOB: 1973	Chief Legal Officer, Counsel and Secretary (since 2023); Vice President (since 2017); and Assistant Secretary (2008 to 2022).	Vice President (since 2016) and Senior Counsel, Legal (since 2007) and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Griswold, Heidi YOB: 1973	Vice President (since 2016).	Vice President, Head of Transfer Agent & Servicing, Mutual Fund Services (since 2018), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and Vice President (since 2016) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Hackett, Amy YOB: 1968	Vice President and Assistant Treasurer (since 2013); Assistant Treasurer (2009 to 2013).	Vice President (since 2010) and Assistant Vice President (2007 to 2010), Fund Services, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2007) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Krishnan, Suneeta YOB: 1965	Vice President and Assistant Treasurer (since 2018); and Assistant Treasurer (2009 to 2018).	Vice President (since 2017) and Assistant Treasurer (since 2007), Mutual Fund Administration, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2009) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Lowe, Benjamin YOB: 1978	Vice President, Controller and Assistant Treasurer (since 2021); and Vice President and Assistant Treasurer (2018 to 2021).	Vice President, Fund Services (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2018) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Martin, David YOB: 1959	Anti-Money Laundering Compliance Officer (since 2016).	Vice President, Compliance – Broker/Dealer (since 2009), Virtus Investment Partners, Inc.; and Vice President and Chief Compliance Officer of certain Virtus subsidiaries (since 2004).
Rahman, Mahmood YOB: 1967	Assistant Vice President (since 2021).	Vice President (since 2023), Tax Director (since 2020) and Assistant Vice President (2020 to 2023), Fund Administration, Virtus Investment Partners, Inc.; Assistant Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Assistant Treasurer and Tax Director, Grantham, Mayo, Van Otterloo & Co. LLC (2007 to 2019).
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).	Chief Operating Officer (since 2021), Virtus Investment Partners, Inc.; Executive Vice President (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.
Suss, Amanda YOB: 1969	Vice President, Controller and Assistant Treasurer (since 2022).	Vice President and Controller (since 2022), Mutual Fund Administration and Financial Reporting, Virtus Investment Partners, Inc.; Vice President, Controller and Assistant Treasurer (since 2022) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Senior Finance Associate (2011 to 2022), Stone Harbor Investment Partners LP.

Virtus Newfleet High Yield Fund (the “Fund”)
a series of Virtus Opportunities Trust
(Unaudited)
Supplement dated November 6, 2023, to the Summary Prospectus and the Virtus Opportunities Trust
Statutory Prospectus pertaining to the Fund, each dated January 27, 2023, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective November 6, 2023, Francesco Ossino and Kyle A. Jennings, CFA are no longer portfolio managers of the Fund. In addition, Matthew Kearns, CFA is hereby added as a portfolio manager of the Fund.
The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus is hereby replaced in its entirety with the following:
> David L. Albrycht, CFA, Newfleet Division President and Chief Investment Officer, and senior portfolio manager of Newfleet, has managed the fund since 2011.
> William J. Eastwood, CFA, senior managing director, portfolio manager and head of trading of Newfleet, has managed the fund since August 2019.
> Eric Hess, CFA, senior managing director, portfolio manager and high yield sector head of Newfleet, has managed the fund since August 2019.
> Matthew Kearns, CFA, portfolio manager of Newfleet, has managed the fund since November 2023.
In the section “Management of the Funds” in the subsection “Portfolio Management,” the row for the Fund in the table under “Newfleet” on page 118 of the Fund’s statutory prospectus is hereby replaced with the following:
Virtus Newfleet High Yield Fund	David L. Albrycht, CFA (since 2011) William J. Eastwood, CFA (since August 2019) Eric Hess, CFA (since August 2019) Matthew Kearns, CFA (since November 2023)
The portfolio manager biographies under the referenced table are hereby amended by adding the following for Mr. Kearns.
Matthew Kearns, CFA. Mr. Kearns is a portfolio manager for U.S. and European high yield at Newfleet, an operating division of VFIA, joining in November 2023. Additionally, Mr. Kearns is a portfolio manager (since 2018) for U.S. and European high yield at Stone Harbor Investment Partners, an operating division of VFIA. Mr. Kearns joined the predecessor to Stone Harbor in 1997, where he became a credit analyst, evaluating corporate securities and was responsible for covering the broadcasting, entertainment/leisure, towers, publishing, chemicals, and utilities industries. He is a Chartered Financial Analyst® (CFA®) charterholder and a member of the CFA Institute and CFA Society New York. He began working in the investment industry in 1997.
All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks, remains unchanged.
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020 Newfleet HYB PM Change Supplement (11/2023)

Virtus Seix Tax-Exempt Bond Fund (the “Fund”),
a series of Virtus Opportunities Trust
(Unaudited)
Supplement dated November 9, 2023, to the Summary and Statutory Prospectuses for the Fund listed above, each dated January 27, 2023, as supplemented
IMPORTANT NOTICE TO INVESTORS
The table showing Average Annual Total Returns and the paragraph immediately after the table in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, are hereby replaced in their entirety with the following:
	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	-7.76%	1.00%	1.67%
Return After Taxes on Distributions	-7.76%	0.91%	1.61%
Return After Taxes on Distributions and Sale of Fund Shares	-3.64%	1.38%	1.92%
Class A Shares
Return Before Taxes	-10.52%	0.18%	1.13%
Class C Shares
Return Before Taxes	-8.68%	-0.01%	0.65%
Bloomberg U.S. Aggregate Bond Index	-13.01%	0.02%	1.06%
ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	-6.74%	1.39%	2.05%
Effective February 1, 2021, the ICE BofA 1-22 Year U.S. Municipal Securities Index is the Fund’s style-specific benchmark. The ICE BofA 1–22 Year U.S. Municipal Securities Index is a subset of the ICE BofA U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The Bloomberg U.S. Aggregate Bond Index, which is the Fund’s broad-based benchmark, measures the U.S. investment grade fixed rate bond market. The indexes are calculated on a total return basis, are unmanaged, and are not available for direct investment.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VOT 8020/Seix TEB (11/2023)

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8639	11-23

ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

September 30, 2023
Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps International Real Estate Securities Fund
Virtus Duff & Phelps Real Asset Fund
Virtus Duff & Phelps Real Estate Securities Fund
Virtus KAR Developing Markets Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Mid Cap Fund
Virtus Vontobel Emerging Markets Opportunities Fund*
Virtus Vontobel Foreign Opportunities Fund*
Virtus Vontobel Global Opportunities Fund*
Virtus Vontobel Greater European Opportunities Fund*
*Prospectus supplement applicable to this fund appears at the back of this annual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		6
Fund	Fund Summary	Schedule of Investments
Virtus Duff & Phelps Global Infrastructure Fund (“Duff & Phelps Global Infrastructure Fund”)	10	56
Virtus Duff & Phelps Global Real Estate Securities Fund (“Duff & Phelps Global Real Estate Securities Fund”)	14	57
Virtus Duff & Phelps International Real Estate Securities Fund (“Duff & Phelps International Real Estate Securities Fund”)	18	59
Virtus Duff & Phelps Real Asset Fund (“Duff & Phelps Real Asset Fund”)	22	60
Virtus Duff & Phelps Real Estate Securities Fund (“Duff & Phelps Real Estate Securities Fund”)	26	61
Virtus KAR Developing Markets Fund (“KAR Developing Markets Fund”)	30	62
Virtus KAR Emerging Markets Small-Cap Fund (“KAR Emerging Markets Small-Cap Fund”)	34	64
Virtus KAR International Small-Mid Cap Fund (“KAR International Small-Mid Cap Fund”)	37	66
Virtus Vontobel Emerging Markets Opportunities Fund (“Vontobel Emerging Markets Opportunities Fund”)	40	67
Virtus Vontobel Foreign Opportunities Fund (“Vontobel Foreign Opportunities Fund”)	44	69
Virtus Vontobel Global Opportunities Fund (“Vontobel Global Opportunities Fund”)	48	71
Virtus Vontobel Greater European Opportunities Fund (“Vontobel Greater European Opportunities Fund”)	52	73
Statements of Assets and Liabilities		74
Statements of Operations		80
Statements of Changes in Net Assets		83
Financial Highlights		89
Notes to Financial Statements		97
Report of Independent Registered Public Accounting Firm		116
Tax Information Notice		117
Statement Regarding Liquidity Risk Management Program		118
Fund Management Tables		119
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this annual report, which reviews the performance of your Fund for the 12 months ended September 30, 2023.
After a challenging 2022, markets showed strength in 2023. Inflation began to slow while the U.S. economy demonstrated continued resilience. The efforts of the Federal Reserve (Fed) and other central banks to manage inflation appeared more likely to generate an economic “soft landing.” A brief banking crisis in March of 2023 was quickly resolved without impacting economic growth, and investors were optimistic about the possibilities for artificial intelligence (AI). As the fiscal year came to a close, however, concerns that interest rates might remain higher for longer began to weigh on markets.
Domestic equity indexes posted strong returns for the 12 months ended September 30, 2023. U.S. large-capitalization stocks led the way with a return of 21.62%, as measured by the S&P 500® Index, while small-cap stocks returned 8.93%, as measured by the Russell 2000® Index. International equities also performed well, with developed markets, as measured by the MSCI EAFE® Index (net), returning 25.65%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 11.70%.
In fixed income markets, the yield on the 10-year Treasury rose to 4.59% on September 30, 2023, from 3.83% on September 30, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 0.64% for the 12-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 10.28%.
Thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President and Trustee, Virtus Funds
November 2023
Refer to the Fund Summary section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2023.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 891.20	1.31%	$ 6.21
	Class C	1,000.00	887.90	2.08	9.84
	Class I	1,000.00	892.20	1.05	4.98
	Class R6	1,000.00	892.90	0.84	3.99
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	940.40	1.39	6.76
	Class C	1,000.00	936.90	2.14	10.39
	Class I	1,000.00	941.70	1.14	5.55
	Class R6	1,000.00	942.80	0.88	4.29
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	958.20	1.49	7.31
	Class C	1,000.00	954.20	2.24	10.97
	Class I	1,000.00	958.30	1.24	6.09
Duff & Phelps Real Asset Fund
	Class A	1,000.00	971.10	0.49	2.42
	Class C	1,000.00	967.40	1.25	6.16
	Class I	1,000.00	971.90	0.25	1.24
	Class R6	1,000.00	971.80	0.20	0.99
Duff & Phelps Real Estate Securities Fund
	Class A	1,000.00	934.60	1.35	6.55
	Class C	1,000.00	930.90	2.06	9.97
	Class I	1,000.00	935.60	1.10	5.34
	Class R6	1,000.00	936.80	0.78	3.79
KAR Developing Markets Fund
	Class A	1,000.00	982.10	1.49	7.40
	Class C	1,000.00	978.10	2.24	11.11
	Class I	1,000.00	983.30	1.24	6.17
	Class R6	1,000.00	983.40	1.19	5.92
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,021.00	1.78	9.02
	Class C	1,000.00	1,017.40	2.52	12.74
	Class I	1,000.00	1,021.60	1.49	7.55
	Class R6	1,000.00	1,022.40	1.39	7.05
2

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
KAR International Small-Mid Cap Fund
	Class A	$1,000.00	$ 990.10	1.44%	$ 7.18
	Class C	1,000.00	986.60	2.19	10.91
	Class I	1,000.00	991.30	1.19	5.94
	Class R6	1,000.00	992.00	1.08	5.39
Vontobel Emerging Markets Opportunities Fund
	Class A	1,000.00	940.90	1.53	7.44
	Class C	1,000.00	937.40	2.21	10.73
	Class I	1,000.00	942.50	1.17	5.70
	Class R6	1,000.00	943.00	0.97	4.72
Vontobel Foreign Opportunities Fund
	Class A	1,000.00	963.80	1.38	6.79
	Class C	1,000.00	960.00	2.04	10.02
	Class I	1,000.00	965.20	1.06	5.22
	Class R6	1,000.00	965.70	0.94	4.63
Vontobel Global Opportunities Fund
	Class A	1,000.00	1,006.20	1.35	6.79
	Class C	1,000.00	1,002.80	2.10	10.54
	Class I	1,000.00	1,007.50	1.08	5.44
	Class R6	1,000.00	1,008.70	0.89	4.48
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	935.30	1.30	6.31
	Class C	1,000.00	931.60	2.05	9.93
	Class I	1,000.00	936.50	1.05	5.10

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
3

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,018.50	1.31%	$ 6.63
	Class C	1,000.00	1,014.64	2.08	10.50
	Class I	1,000.00	1,019.80	1.05	5.32
	Class R6	1,000.00	1,020.86	0.84	4.26
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,018.10	1.39	7.03
	Class C	1,000.00	1,014.34	2.14	10.81
	Class I	1,000.00	1,019.35	1.14	5.77
	Class R6	1,000.00	1,020.66	0.88	4.46
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,017.60	1.49	7.54
	Class C	1,000.00	1,013.84	2.24	11.31
	Class I	1,000.00	1,018.85	1.24	6.28
Duff & Phelps Real Asset Fund
	Class A	1,000.00	1,022.61	0.49	2.48
	Class C	1,000.00	1,018.80	1.25	6.33
	Class I	1,000.00	1,023.82	0.25	1.27
	Class R6	1,000.00	1,024.07	0.20	1.01
Duff & Phelps Real Estate Securities Fund
	Class A	1,000.00	1,018.30	1.35	6.83
	Class C	1,000.00	1,014.74	2.06	10.40
	Class I	1,000.00	1,019.55	1.10	5.57
	Class R6	1,000.00	1,021.16	0.78	3.95
KAR Developing Markets Fund
	Class A	1,000.00	1,017.60	1.49	7.54
	Class C	1,000.00	1,013.84	2.24	11.31
	Class I	1,000.00	1,018.85	1.24	6.28
	Class R6	1,000.00	1,019.10	1.19	6.02
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,016.14	1.78	9.00
	Class C	1,000.00	1,012.43	2.52	12.71
	Class I	1,000.00	1,017.60	1.49	7.54
	Class R6	1,000.00	1,018.10	1.39	7.03
KAR International Small-Mid Cap Fund
	Class A	1,000.00	1,017.85	1.44	7.28
	Class C	1,000.00	1,014.09	2.19	11.06
	Class I	1,000.00	1,019.10	1.19	6.02
	Class R6	1,000.00	1,019.65	1.08	5.47
Vontobel Emerging Markets Opportunities Fund
	Class A	1,000.00	1,017.40	1.53	7.74
	Class C	1,000.00	1,013.99	2.21	11.16
	Class I	1,000.00	1,019.20	1.17	5.92
	Class R6	1,000.00	1,020.21	0.97	4.91
Vontobel Foreign Opportunities Fund
	Class A	1,000.00	1,018.15	1.38	6.98
	Class C	1,000.00	1,014.84	2.04	10.30
	Class I	1,000.00	1,019.75	1.06	5.37
	Class R6	1,000.00	1,020.36	0.94	4.76
4

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Vontobel Global Opportunities Fund
	Class A	$1,000.00	$1,018.30	1.35%	$ 6.83
	Class C	1,000.00	1,014.54	2.10	10.61
	Class I	1,000.00	1,019.65	1.08	5.47
	Class R6	1,000.00	1,020.61	0.89	4.51
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	1,018.55	1.30	6.58
	Class C	1,000.00	1,014.79	2.05	10.35
	Class I	1,000.00	1,019.80	1.05	5.32

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
5

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2023
Alerian Midstream Energy Index
The Alerian Midstream Energy Index is a capped, float-adjusted, market capitalization-weighted index. The index is a broad-based composite of North American energy infrastructure companies that earn the majority of their cash flow from midstream activities involving energy commodities. The index is unmanaged and it is not available for direct investment.
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bank of England (“BOE”)
The Central Bank of the United Kingdom, responsible for controlling the money supply, interest rates, credit, and regulation of U.K. Banks with the goal of keeping the U.K. financial system stable.
Bank of Japan (“BOJ”)
One of the world’s major central banks, the BOJ is responsible for issuing the country’s currency, managing monetary policy, and maintaining financial system stability.
Bloomberg Commodity Index
The Bloomberg Commodity Index tracks prices of futures contracts on physical commodities on the commodity markets. The index is designed to minimize concentration in any one commodity or sector. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Consumer Price Index (“CPI”)
The Consumer Price Index is the official measure of inflation of consumer prices of the United Kingdom. It is also called the Harmonised Index of Consumer Prices.
Core Inflation
Core inflation is the change in the costs of goods and services, not including food and energy prices. These items are excluded because their prices are much more volatile.
Deutsche Bundesbank
The Deutsche Bundesbank is the central bank of the Federal Republic of Germany and is the most influential member of the European System of Central Banks.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Euro-system and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks (“NCBs”) of all 17 EU Member States whether they have adopted the Euro or not.
European Union (“EU”)
The EU is a unique economic and political union of 28 European countries. The EU was created in the aftermath of the Second World War and has developed an internal single market through a standardized system of laws that apply to all member states. A monetary union was established in 1999 and is composed of the 19 member states which use the Euro currency.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
6

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2023
FTSE Developed Core Infrastructure 50/50 Index (net)
The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% utilities, 30% transportation including capping of 7.5% for railroads/railways, and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
FTSE EPRA NAREIT Developed ex-U.S. Index (net)
The FTSE EPRA NAREIT Developed ex-US Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets excluding the United States, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
FTSE EPRA NAREIT Developed Index (net)
The FTSE EPRA NAREIT Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
FTSE NAREIT Equity REITs Index
The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Global Depositary Receipt (“GDR”)
A certificate issued by a bank that represents shares in a foreign stock on two or more global markets.
Global Infrastructure Linked Benchmark
The Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index (net), a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% utilities, 30% transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment. Performance of the Global Infrastructure Linked Benchmark between 9/1/2008 and 9/30/2016 represents a 100% allocation to the MSCI World Infrastructure Sector Capped Index. Prior to 9/1/2008 the allocation consisted of 65% MSCI USA Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI All Country World ex USA Utilities Index.
Gross Domestic Product (“GDP”)
The GDP represents the market value of all goods and services produced by the economy during the period measured, including personal consumption, government purchases, private inventories, paid-in construction costs, and the foreign trade balance.
Joint Stock Company (“JSC”)
A joint-stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI All Country World ex USA Index (net)
The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
7

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2023
MSCI All Country World ex USA SMID Cap Index (net)
The MSCI ACWI ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI All Country World ex USA Utilities Index
The MSCI All Country World ex USA Utilities Index includes large and mid-cap securities across 23 developed market countries and 26 emerging market countries. All securities in the index are classified in the Utilities as per the Global Industry Classification Standard (GICS®). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI All Country World Index (net)
The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Small Cap Index (net)
The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Europe Index (net)
The MSCI Europe Index (net) is a free float-adjusted market capitalization weighted index that measures equity market performance of the developed markets in Europe. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI USA Utilities Index
The MSCI USA Utilities Index is designed to capture the large and mid cap segments of the U.S. equity universe. All securities in the index are classified in the utilities sector as per the Global Industry Classification Standard (GICS®). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI World Index (net)
The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI World Infrastructure Sector Capped Index (net)
The MSCI World Infrastructure Sector Capped Index (net) is a market capitalization-weighted index that measures performance of global infrastructure companies by capturing broad and diversified opportunities across telecommunication, utilities, energy, transportation, and social infrastructure sectors. The telecommunication, infrastructure, and utilities sectors each represent one-third of the index weight, while energy, transportation, and social infrastructure sectors have a combined weight of the remaining one-third of the index. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI World Telecom Services Index
The MSCI World Telecom Services Index is designed to capture the large and midcap segments across 23 developed markets countries. All securities in the index are classified in the telecommunication services sector as per the Global Industry Classification Standard (GICS®). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
8

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2023
Organization of the Petroleum Exporting Countries (“OPEC”)
OPEC coordinates and unifies the petroleum policies of its Member Countries and ensures the stabilization of oil markets in order to secure an efficient, economic and regular supply of petroleum to consumers, a steady income to producers and a fair return on capital for those investing in the petroleum industry.
Organization of the Petroleum Exporting Countries+ (“OPEC+”)
OPEC+ refers to the 13 members of OPEC and 11 other non-OPEC members. These nations came to an accord to institutionalize a framework for cooperation between OPEC and non-OPEC producing countries on a regular and sustainable basis. These nations aim to work together on adjusting crude oil production to bring stability to the oil market.
People’s Bank of China
The People’s Bank of China is the central bank of the People’s Republic of China, responsible for carrying out monetary policy, and regulation of financial institutions in China, as determined by the People’s Bank Law and the Commercial Bank Law.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P Global Natural Resources Index
The S&P Global Natural Resources Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across 3 primary commodity-related sectors: agribusiness, energy, and metals & mining. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investments.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
U.S. Treasury Inflation-Protected Securities (“TIPS”)
A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.
9

Ticker Symbols:
Class A: PGUAX
Class C: PGUCX
Class I: PGIUX
Class R6: VGIRX
Duff & Phelps Global Infrastructure Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has investment objectives of both capital appreciation and current income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned -2.40%, Class C shares at NAV returned -3.17%, Class I shares at NAV returned -2.17%, and Class R6 shares at NAV returned -1.96%. For the same period, the FTSE Developed Core Infrastructure 50/50 Index (net), a broad-based equity index, returned 0.38%, and the Global Infrastructure Linked Benchmark, the Fund’s style-specific benchmark appropriate for comparison, returned 0.38%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Global developed markets equities rose 21.95%, as measured by the MSCI World Index (net), for the 12 months ended September 30, 2023, driven by large-capitalization technology companies and enthusiasm for artificial intelligence (AI). Early in the year, investors were optimistic that central banks were near the peak of their rate hike cycles, and that China’s reopening would support global economic growth. Sentiment reversed as the year progressed, as stronger-than-expected economic data and sticky inflation suggested that a pause in interest rate increases might still be some way off. Equity markets slid lower in the final quarter of the fiscal year, as investors came to grips with the idea of interest rates remaining higher for longer. The European Central Bank (ECB) announced that it also planned to keep rates higher for longer, despite concerns about a recession. Meanwhile, economic data from China did not improve to the extent anticipated, which caused a drag on global growth.
The Fund’s benchmark, the FTSE Developed Core Infrastructure 50/50 Index (net), posted a modest gain of 0.38% for the 12-month period, significantly underperforming the broader global equity markets as measured by the MSCI World Index (net). Transportation was the best-performing sector, with European airports experiencing strong passenger volumes that were close to pre-pandemic levels. Toll road traffic was solid, with lower fuel prices removing some headwinds for vehicle usage. North American railroads were the laggard of the sector, as economic concerns weighed on volume growth expectations and train derailments brought negative headlines.
The energy infrastructure sector also posted positive performance, driven higher by a sharp increase in energy prices. Oil market tightness bolstered prices and offset any concerns about economic growth risks in China. In June of 2023, OPEC+ agreed on a broad deal to limit oil supply into 2024. Global natural gas prices rose during the fourth quarter of the fiscal year, driven by strong demand in Europe and Asia as countries looked to replenish inventories ahead of winter. While midstream companies generally do not take on direct commodity price exposure, commodity price movements tend to influence investors, and higher prices have historically been supportive of midstream companies.
Utility stocks lagged as investors appeared to shun defensive sectors such as consumer staples, real estate, and utilities. U.S. utilities traded lower despite constructive earnings results and positive management commentary. The higher interest rate environment remained a headwind for the sector in the minds of investors. The communications sector was the worst-performing sector during the period. A mix of higher interest rates and a maturing of the independent tower business model contributed to the group’s underperformance.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark for the fiscal year ended September 30, 2023, due to negative sector allocation and stock selection. The Fund’s overweight of communications and underweight of transportation were the key detractors. The overweight in energy and underweight in utilities had negligible impacts. Stock selection in the utility sector was the primary driver of the negative contribution, somewhat offset by positive selection in transportation and energy infrastructure. Stock selection in communications was modestly negative.
Focusing on the security-level impacts, the largest contributors to performance were AENA SME SA, Enel SpA, and National Grid PLC. Spanish airport operator AENA performed well as passenger traffic continued to recover to pre-pandemic levels on the back of a strong rebound in leisure travel. In addition, the company appeared poised to benefit from a new duty-free retail contract. Enel SpA performed well as the company demonstrated progress on a restructuring plan that was revealed before the end of the fiscal year. Management announced asset sales in Latin America and non-core European Union (EU) countries while maintaining their profit outlook and increasing the dividend. National Grid’s stock gained over the period as investor sentiment improved for European utilities due to the mild winter, and the U.K. government renewed its commitment to carbon emission reductions.
The largest detractors from performance were NextEra Energy, Dominion Energy, and Crown Castle. NextEra declined significantly in the fourth fiscal quarter as the rapid rise in interest rates made it more difficult to fund growth in the company’s renewable energy business. Historically, NextEra moved its renewable assets to a publicly traded subsidiary, NextEra Partners (NEP). This arrangement allowed NextEra to recycle capital and invest more to grow its renewables business. However, higher rates pushed up the cost to fund the acquisitions of renewable assets by NEP to unattractive levels, meaning NextEra lost a key avenue to finance its growth. Dominion Energy, a Virginia-based utility, traded lower after announcing a business review and potential restructuring in November of 2022. The announcement surprised investors and raised concerns that the outcome of the business review could be dilutive to earnings. The stock continued to languish in the following months as the strategic review took longer than expected. Crown Castle, a Houston-based communications infrastructure company, suffered from the unfavorable macroeconomic environment for wireless towers and a temporary slowdown in the 5G deployment by the wireless providers.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
10

Duff & Phelps Global Infrastructure Fund (Continued)
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign Investing: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.
Income: Income received from the Fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Utilities	49%
Industrials	27
Energy	14
Real Estate	8
Communication Services	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
11

Duff & Phelps Global Infrastructure Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-2.40%	2.91%	4.40%	— %	—
Class A shares at POP[3,4]	-7.77	1.75	3.81	—	—
Class C shares at NAV[2] and with CDSC[4]	-3.17	2.14	3.62	—	—
Class I shares at NAV[2]	-2.17	3.16	4.66	—	—
Class R6 shares at NAV[2]	-1.96	3.33	—	2.63	1/30/18
FTSE Developed Core Infrastructure 50/50 Index (net)	0.38	2.97	5.19	2.55 [5]	—
Global Infrastructure Linked Benchmark	0.38	2.97	4.38	2.55 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.25%, Net 1.25%; Class C shares: Gross 2.03%, Net 2.03%; Class I shares: Gross 1.01%, Net 1.01%; Class R6 shares: Gross 0.91%, Net 0.85%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
12

Duff & Phelps Global Infrastructure Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
13

Ticker Symbols:
Class A: VGSAX
Class C: VGSCX
Class I: VGISX
Class R6: VRGEX
Duff & Phelps Global Real Estate Securities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 1.97%, Class C shares at NAV returned 1.25%, Class I shares at NAV returned 2.26%, and Class R6 shares at NAV returned 2.50%. For the same period, the FTSE EPRA NAREIT Developed Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 1.64%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Uncertainty with regard to the persistence of core inflation, its impact on global growth, and signs that rapid interest rate increases could be problematic for global banks and liquidity were the dominant macroeconomic themes for the majority of the fiscal year ended September 30, 2023. During the fiscal year, the MSCI World Index (net) delivered a 22.0% return, while the FTSE EPRA NAREIT Developed Index (net), the Fund’s benchmark index, increased 2.7%.
The story of the fiscal year, however, was very different in each half of the year. In the first half of the period, there was a prevailing belief that central banks had surpassed the peak of their inflation-fighting efforts and that moderating Consumer Price Index (CPI) reports provided room for the central banks of England, Canada, and Australia to moderate interest rates, while the U.S. Federal Reserve (the Fed) began to reduce the pace of its own hikes. Collectively, this contributed to easing global bond yields. When combined with signs that companies were dealing with profit margin pressures better than initially expected, along with new demand emerging from investments in artificial intelligence (AI) and other areas, equities responded positively. Near the end of the first half of the fiscal year, the collapse of two larger U.S. regional banks and the forced merger of the two largest Swiss banks created volatility and uncertainty in capital markets. This caused equity prices to adjust, with a decline in the benchmark return of 7.9% from the beginning of February through the end of March 2023. Despite the sharp pullback during this period, the benchmark return for the first half of the fiscal year remained positive at 8.2% in U.S. dollar terms.
While the second half of the year saw more discussion of the end of the rate hiking cycle, which would have been positive for the real estate sector, central banks repeatedly emphasized the message that rates would remain higher for longer. While many central banks had paused rate hikes, they were clear that more hikes could become necessary in the near term owing to continued robust levels of demand and persistent and elevated levels of core inflation. During the second half of the fiscal year, the yield on the 10-year U.S. Treasury bond increased by 1.10%, to its highest level since 2007, with the majority of that move being felt in August and September. To add to the pressures on global yields, the Bank of Japan (BOJ) loosened its policy of yield curve control (YCC), which impacted yields and necessitated increased BOJ bond purchases to maintain the new policy bounds. Yield curve control is a central bank policy tool in which the BOJ sets a target interest rate, and buys and sells bonds as needed to reach that target. With headwinds from rising global bond rates, the benchmark return in the second half of the fiscal year was -5.1% in U.S. dollar terms.
Taking a closer look at the performance of the individual countries that are represented within the FTSE EPRA NAREIT Developed Index, many major European economies delivered solid double-digit total returns, while most North American and Asia-Pacific countries posted more muted performance. The development of central banks’ monetary policies, stabilizing energy costs after the initial spike following Russia’s invasion of Ukraine, as well as the challenges in China’s post-Covid-reopening growth, all contributed to the performance differences.
The five top-performing countries for the fiscal year, on a total return basis and measured in U.S. dollars, were all European countries – France, the Netherlands, Spain, Switzerland, and Austria. From a property sector perspective, data centers delivered by far the best return, propelled by optimism in secular AI-driven growth. The next-best sectors were industrial, based on solid growth prospects, and lodging/resorts and retail, based on the potential for further Covid-related recovery.
The five bottom-performing countries and regions during the fiscal year were Finland, Israel, South Korea, Hong Kong, and Ireland. From a property sector perspective, office and self storage lagged the most.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark for the 12 months ended September 30, 2023. Security selection and country allocation both aided performance.
Combining country allocation and security selection, the top relative contributors to performance for the fiscal year were the U.K. and France, with security selection the key driver for both, followed by Hong Kong due to an underweight allocation, and Australia and Sweden due to selection.
From a country/region allocation perspective, the overweight to Spain and underweight to Hong Kong were the largest contributors during the fiscal year.
At the security level, the Fund’s exposure to Equinix, a U.S.-based global data center real estate investment trust (REIT), was the largest contributor on an absolute basis. Equinix outperformed based on expected long-term data demand and the company’s market leadership in the interconnection segment, a business line that links two different entities within a data center. The Fund’s exposures to U.S. industrial REIT Prologis and U.S. healthcare REIT Welltower were the next largest contributors. Prologis outperformed as its earnings growth continued to reflect healthy fundamentals in the logistics market. Welltower outperformed on the potential for continued occupancy recovery and operating income growth in its largest segment, senior housing.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
14

Duff & Phelps Global Real Estate Securities Fund (Continued)
Combining country allocation and security selection, the top detractors were the U.S. due to security selection, Germany and Switzerland due to underweight allocations, China due to an overweight allocation, and the Netherlands due to an underweight allocation.
From a country allocation viewpoint, the Fund’s underweight exposures to Switzerland and Germany were the largest detractors for the fiscal year.
At the security level, the Fund’s exposure to Extra Space Storage, a U.S. self storage REIT, was the largest detractor on an absolute basis. The higher interest rate environment negatively affected tenant demand by lowering existing home sales volumes and affected Extra Space’s profitability due to its higher exposure to floating interest rates. The Fund’s exposures to U.S. freestanding REIT Realty Income and Link REIT from Hong Kong were the next largest detractors from performance. Realty Income was affected by concerns about lower potential to grow by acquisition in a higher interest rate environment, and Link REIT underperformed following management’s announcement of a discounted rights offering to reduce the company’s debt burden.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Industrial/Office REITs	22%
Residential REITs	17
Retail REITs	13
Health Care REITs	9
Data Centers REITs	9
Self Storage REITs	9
Real Estate Operating Companies	7
Other REITs	14
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
15

Duff & Phelps Global Real Estate Securities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	1.97%	1.65%	4.86%	— %	—
Class A shares at POP[3,4]	-3.64	0.51	4.27	—	—
Class C shares at NAV[2] and with CDSC[4]	1.25	0.89	4.08	—	—
Class I shares at NAV[2]	2.26	1.91	5.12	—	—
Class R6 shares at NAV[2]	2.50	2.16	—	4.30	11/3/16
FTSE EPRA NAREIT Developed Index (net)	1.64	-1.24	2.04	0.88 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 2.50%, Net 1.40%; Class C shares: Gross 2.13%, Net 2.15%; Class I shares: Gross 1.14%, Net 1.15%; Class R6 shares: Gross 1.03%, Net 0.89%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
16

Duff & Phelps Global Real Estate Securities Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
17

Duff & Phelps International Real Estate
Securities Fund
Fund Summary (Unaudited)
Ticker Symbols:
Class A: PXRAX
Class C: PXRCX
Class I: PXRIX
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 5.52%, Class C shares at NAV returned 4.65%, and Class I shares at NAV returned 5.70%. For the same period, the FTSE EPRA NAREIT Developed ex-U.S. Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 2.06%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Uncertainty with regard to the persistence of core inflation, its impact on global growth, and signs that rapid interest rate increases could be problematic for global banks and liquidity were the dominant macroeconomic themes for the majority of the fiscal year ended September 30, 2023. During the fiscal year, the MSCI EAFE® Index (net) delivered a 25.7% return, while the FTSE EPRA NAREIT Developed ex-U.S. Index (net), the Fund’s benchmark index, increased 2.8%.
The story of the fiscal year, however, was very different in each half of the year. In the first half of the period, there was a prevailing belief that central banks had surpassed the peak of their inflation-fighting efforts and that moderating Consumer Price Index (CPI) reports provided room for the central banks of England, Canada, and Australia to moderate interest rates, while the U.S. Federal Reserve (the Fed) began to reduce the pace of its own hikes. Collectively, this contributed to easing global bond yields. When combined with signs that companies were dealing with profit margin pressures better than initially expected, along with new demand emerging from investments in artificial intelligence (AI) and other areas, equities responded positively. Near the end of the first half of the fiscal year, the collapse of two larger U.S. regional banks and the forced merger of the two largest Swiss banks created volatility and uncertainty in capital markets. This caused equity prices to adjust, with a decline in the benchmark return of 8.3% from the beginning of February through the end of March 2023. Despite the sharp pullback during this period, the benchmark return for the first half of the fiscal year remained positive at 8.8% in U.S. dollar terms.
While the second half of the year saw more discussion of the end of the rate hiking cycle, which would have been positive for the real estate sector, central banks repeatedly emphasized the message that rates would remain higher for longer. While many central banks had paused rate hikes, they were clear that more hikes could become necessary in the near term owing to continued robust levels of demand and persistent and elevated levels of core inflation. During the second half of the fiscal year, the yield on the 10-year U.S. Treasury bond increased by 1.10%, to its highest level since 2007, with the majority of that move being felt in August and September. To add to the pressures on global yields, the Bank of Japan (BOJ) loosened its policy of yield curve control (YCC), which impacted yields and necessitated increased BOJ bond purchases to maintain the new policy bounds. Yield curve control is a central bank policy tool in which the BOJ sets a target interest rate, and buys and sells bonds as needed to reach that target. With headwinds from rising global bond rates, the benchmark return in the second half of the fiscal year was -5.5% in U.S. dollar terms.
Taking a closer look at the performance of the individual countries that are represented within the FTSE EPRA NAREIT Developed ex-U.S. Index, many major European economies delivered solid double-digit total returns, while most Asia-Pacific countries posted more muted performance. The development of central banks’ monetary policies, stabilizing energy costs after the initial spike following Russia’s invasion of Ukraine, as well as the challenges in China’s post-Covid-reopening growth, all contributed to the performance differences.
The five top-performing countries for the fiscal year, on a total return basis and measured in U.S. dollars, were all European countries – France, the Netherlands, Spain, Switzerland, and Austria. From a property sector perspective, data centers delivered by far the best return, propelled by optimism in secular AI-driven growth. The next-best sectors were lodging/resorts, residential, and retail, based on the potential for further Covid-related recovery.
The five bottom-performing countries and regions during the fiscal year were Finland, Israel, South Korea, Hong Kong, and Italy. From a property sector perspective, health care and self storage lagged the most.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark for the 12 months ended September 30, 2023. Stock selection was the primary contributor to relative performance during the period.
Combining country allocation and security selection, the top relative contributors to performance for the fiscal year were the U.K., Canada, Singapore, and France, with security selection the key driver, followed by Hong Kong due to an underweight allocation, and Australia and Japan due to security selection.
From a country allocation perspective, the underweight to Hong Kong and overweight to Spain were the largest contributors during the fiscal year.
At the security level, the Fund’s exposure to NEXTDC Ltd., an Australian data center company, was the largest contributor to performance. The company delivered outsized leasing success driven by strong data center demand in Australia. The next two largest contributors to performance were the exposures to Workspace Group Plc., a U.K. real estate investment trust (REIT), and Swire Properties, a Hong Kong real estate company.
Combining country allocation and security selection, the top detractors were China due to an overweight allocation, Switzerland due to an underweight allocation, Germany due to an overweight allocation and security selection, and Ireland due to an underweight allocation.
From a country allocation viewpoint, the Fund’s overweight exposure to China and underweight
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
18

Duff & Phelps International Real Estate Securities Fund (Continued)
exposure to Switzerland were the largest detractors during the fiscal year.
At the security level, the exposure to Allied Properties Real Estate, a Canadian office REIT, was the largest detractor. The Fund’s exposures to Hong Kong developer Sun Hung Kai Properties and Link REIT, a Hong Kong retail REIT, were the next largest detractors from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Industrial/Office REITs	20%
Retail REITs	19
Real Estate Operating Companies	17
Residential REITs	10
Diversified REITs	10
Real Estate Management & Development REITs	9
Lodging/Resorts REITs	4
Other REITs	11
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
19

Duff & Phelps International Real Estate Securities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	5.52%	-2.46%	1.77%
Class A shares at POP[3,4]	-0.28	-3.56	1.20
Class C shares at NAV[2] and with CDSC[4]	4.65	-3.21	1.01
Class I shares at NAV[2]	5.70	-2.23	2.03
FTSE EPRA NAREIT Developed ex-U.S. Index (net)	2.06	-4.17	-0.46
Fund Expense Ratios[5]: Class A shares: Gross 1.72%, Net 1.50%; Class C shares: Gross 2.55%, Net 2.25%; Class I shares: Gross 1.49%, Net 1.25%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
20

Duff & Phelps International Real Estate Securities Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
21

Ticker Symbols:
Class A: PDPAX
Class C: PDPCX
Class I: VADIX
Class R6: VAABX
Duff & Phelps Real Asset Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is non-diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 4.77%, Class C shares at NAV returned 3.95%, Class I shares at NAV returned 4.96%, and Class R6 shares at NAV returned 5.13%. For the fiscal year ended September 30, 2023, the MSCI All Country World Index (net) which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 20.80%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
After a difficult fiscal year in 2022, global markets bounced back strongly in the fiscal year ended September 30, 2023, with the MSCI All Country World Index (net) rising 20.8%. Mega-cap technology stocks were the clear market leaders as they regained momentum after a tough 2022 and then moved significantly higher around the emerging artificial intelligence (AI) theme. For the year, market leadership was concentrated in a very few areas, while many sectors significantly trailed the Index. Both large-cap stocks and growth stocks significantly outperformed their small-cap and value stock counterparts. A key driver for the market was the pullback in inflation after the rapid increases in prices following the Covid pandemic. As inflation slowed in the second half of fiscal 2023, the market grew more comfortable that key central banks would stop raising interest rates, which in turn spurred increases in stock prices.
Real assets significantly underperformed the broader market during the fiscal year. Real asset performance tends to be correlated with inflation. Thus, as inflation moderated, real assets struggled. While a summer rally in crude prices pushed oil prices higher for the fiscal year, overall commodity prices, as measured by the Bloomberg Commodity Index, were down 6.0% for the year. Also hurting real assets was the poor performance, especially late in the fiscal year, of the more yield-driven equities, including utilities and real estate investment trusts (REITs). It appeared that much higher short-term interest rates crowded out traditional income equity buyers, as dividends for REITs and utilities went from trading at a premium to bond yields to trading at a discount.
For the year, global natural resources and midstream energy were the best performing real assets. The global natural resources sector, as measured by the S&P Global Natural Resources Index, was up 17.4%, while midstream energy stocks, as measured by the Alerian Midstream Energy Index, finished up 16.1%. The worst performing assets were gold and global listed infrastructure stocks.
What factors affected the Fund’s performance during its fiscal year?
The Fund posted positive returns for the fiscal year ended September 30, 2023, but significantly underperformed its benchmark index. The Fund performed well during the first quarter of the fiscal year, rising 7.80% as the overall market rallied and inflation fears remained front and center, but then struggled for the rest of the year.
The biggest contributors to Fund performance were midstream energy and global natural resources. Midstream energy contributed 2.6% as the sector benefitted from a rebounding economy, generally steady energy prices, and continued sustained capital discipline by midstream companies. Global natural resources, meanwhile, contributed 1.7%, driven by China’s re-opening at the end of 2022 and solid global economic growth.
The biggest detractors from Fund performance were global listed infrastructure, via the Virtus Duff & Phelps Global Infrastructure Fund (GI) and gold. GI, the Fund’s largest holding, contributed -0.67%, as both utilities and communication cell towers struggled due to significantly rising interest rates. The Fund’s two gold positions, the Invesco DB Gold Fund and the VanEck Gold Miners ETF, were also net negative contributors as gold prices fell meaningfully in the second half of the fiscal year, driven by lower inflation, rising interest rates, and a strengthening U.S. dollar.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Infrastructure: A fund that focuses its investments in infrastructure-related companies will be more sensitive to conditions affecting their business or operations such as local economic and political conditions, regulatory changes, and environmental issues.
Natural Resources: Investment in natural resources industries may be significantly affected by events relating to International political and economic developments, energy conservation, the success of exploration projects commodity prices, taxes and other governmental regulations.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign Investing: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.
Allocation: The risk that the Fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.
Derivatives: Derivatives may include, among other things, futures, options, forwards and swap
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
22

Duff & Phelps Real Asset Fund (Continued)
agreements and may be used in order to hedge portfolio risks, create leverage, or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.
Bank Loans: Bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Inflation-Linked Investments: Inflation-linked investments may react differently than other fixed income securities to changes in interest rates. Generally, the value of an inflation linked security will fall when real interest rates rise and will rise when real interest rates fall.
Master Limited Partnerships: Investments in MLPs may be adversely impacted by interest rates, tax law changes, regulation, or factors affecting underlying assets.
Exchange-Traded Funds (ETF): The value of an ETF may be more volatile than the underlying portfolio of securities it is designed to track. The costs to the Fund of owning shares of an ETF may exceed the cost of investing directly in the underlying securities.
Fund of Funds: The risk that the Fund’s performance will be adversely affected by the assets owned by the other mutual funds and ETFs in which it invests, and that the layering of expenses associated with the Fund’s investment in such other funds will cost shareholders more than direct investments would have cost.
Affiliated Funds: The risk that the adviser’s authority to select and substitute underlying funds from a variety of affiliated mutual funds may create a conflict of interest.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus:  For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Affiliated Mutual Funds	71%
Exchange-Traded Funds	29
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
23

Duff & Phelps Real Asset Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	4.77%	2.97%	2.73%	— %	—
Class A shares at POP[3,4]	-1.00	1.81	2.15	—	—
Class C shares at NAV[2] and with CDSC[4]	3.95	2.18	1.95	—	—
Class I shares at NAV[2]	4.96	3.23	2.99	—	—
Class R6 shares at NAV[2]	5.13	—	—	-2.68	1/31/22
MSCI All Country World Index (net)	20.80	6.46	7.56	-3.36 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.60%, Net 1.30%; Class C shares: Gross 2.35%, Net 2.05%; Class I shares: Gross 1.35%, Net 1.05%; Class R6 shares: Gross 1.32%, Net 1.00%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
24

Duff & Phelps Real Asset Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
25

Ticker Symbols:
Class A: PHRAX
Class C: PHRCX
Class I: PHRIX
Class R6: VRREX
Duff & Phelps Real Estate Securities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has investment objectives of capital appreciation and income with approximately equal emphasis. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 0.14%, Class C shares at NAV returned -0.59%, Class I shares at NAV returned 0.33%, and Class R6 shares at NAV returned 0.68%. For the same period, the FTSE NAREIT Equity REITs Index, the Fund’s style-specific index appropriate for comparison, returned 2.99%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Uncertainty with regard to the persistence of core inflation, its impact on global growth, and signs that rapid interest rate increases could be problematic for global banks and liquidity were the dominant macroeconomic themes for the majority of the fiscal year ended September 30, 2023. During the fiscal year, the S&P 500® Index delivered a 21.6% return while the FTSE NAREIT Equity REITs Index, the Fund’s benchmark, increased 3.0%.
The story of the fiscal year, however, was very different in each half of the year. In the first half of the period, there was a prevailing belief that central banks had surpassed the peak of their inflation-fighting efforts and that moderating Consumer Price Index (CPI) reports provided room for the central banks of England, Canada, and Australia to moderate interest rates, while the U.S. Federal Reserve (the Fed) began to reduce the pace of its own hikes. Collectively, this contributed to easing global bond yields. When combined with signs that companies were dealing with profit margin pressures better than initially expected, along with new demand emerging from investments in artificial intelligence (AI) and other areas, equities responded positively. Near the end of the first half of the fiscal year, the collapse of two larger U.S. regional banks and the forced merger of the two largest Swiss banks created volatility and uncertainty in capital markets. This caused equity prices to adjust, with a decline in the benchmark return of 7.7% from the beginning of February through the end of March 2023. Despite the sharp pullback during this period, the benchmark return for the first half of the fiscal year remained positive at 8.1% in U.S. dollar terms.
While the second half of the year saw more discussion of the end of the rate hiking cycle, which would have been positive for the real estate sector, central banks repeatedly emphasized the message that rates would remain higher for longer. While many central banks had paused rate hikes, they were clear that more hikes could become necessary in the near term owing to continued robust levels of demand and persistent and elevated levels of core inflation. During the second half of the fiscal year, the yield on the 10-year U.S. Treasury bond increased by 1.10%, to its highest level since 2007, with the majority of that move being felt in August and September. To add to the pressures on global yields, the Bank of Japan (BOJ) loosened its policy of yield curve control (YCC), which impacted yields and necessitated increased BOJ bond purchases to maintain the new policy bounds. Yield curve control is a central bank policy tool in which the BOJ sets a target interest rate, and buys and sells bonds as needed to reach that target. With headwinds from rising global bond rates, the benchmark return in the second half of the fiscal year was -4.7% in U.S. dollar terms.
From a property sector perspective, data centers delivered by far the best return for the fiscal year, propelled by optimism about long-term AI-driven growth. Regional malls and shopping centers performed well based on the potential for further Covid-related recovery. Among property sectors, office, diversified, and self storage lagged the most.
What factors affected the Fund’s performance during its fiscal year?
The Fund lagged its benchmark for the 12 months ended September 30, 2023. Security selection and sector allocation both detracted.
Combining property sector allocation and security selection, the strongest relative contributors to performance for the fiscal year were data centers, health care, diversified, lodging/resorts, and freestanding. Security selection was the larger driver of returns for data centers, health care, and lodging/resorts. Property sector allocation was the larger driver for diversified and freestanding.
From a property sector allocation perspective, the largest contributor was the Fund’s zero weight to diversified, followed by its underweight to office.
At the security level, the Fund’s exposure to Equinix, a U.S.-based global data center real estate investment trust (REIT), was the largest contributor on an absolute basis. Equinix outperformed based on expected long-term data demand and the company’s market leadership in the interconnection segment, a business line that links two different entities within a data center. The Fund’s exposures to U.S. industrial REIT Prologis and U.S. healthcare REIT Welltower were the next largest contributors. Prologis outperformed as its earnings growth continued to reflect healthy fundamentals in the logistics market. Welltower outperformed on the potential for continued occupancy recovery and operating income growth in its largest segment, senior housing.
Combining property sector allocation and security selection, the largest relative detractors from performance were specialty, apartments, manufactured homes, regional malls, and industrial. Security selection was a larger relative driver of underperformance for the specialty, manufactured home, and industrial sectors. An underweight allocation to regional malls detracted. In apartments, security selection and an overweight allocation both detracted, with allocation more detractive than security selection.
The largest property sector allocation detractors were overweight exposures to apartments and self storage.
At the security level, the Fund’s exposure to Extra Space Storage, a U.S. self storage REIT, was the largest detractor on an absolute basis. The higher interest rate environment negatively affected tenant demand by lowering existing home sales volumes, and affected Extra Space’s profitability due to its higher exposure to floating interest rates. The Fund’s exposures to U.S. freestanding REIT Realty Income
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
26

Duff & Phelps Real Estate Securities Fund (Continued)
and cell tower REIT American Tower were the next largest detractors from performance. Realty Income was affected by concerns about lower potential to grow by acquisition in a higher interest rate environment, and American Tower underperformed due to worries about lower and slower capital expenditures by wireless carriers.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Residential	23%
Industrial/Office	19
Health Care	13
Data Centers	13
Retail	12
Self Storage	10
Gaming REITs	4
Other	6
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
27

Duff & Phelps Real Estate Securities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	0.14%	3.54%	6.10%	— %	—
Class A shares at POP[3,4]	-5.37	2.37	5.50	—	—
Class C shares at NAV[2] and with CDSC[4]	-0.59	2.79	5.32	—	—
Class I shares at NAV[2]	0.33	3.81	6.38	—	—
Class R6 shares at NAV[2]	0.68	4.11	—	4.84	11/12/14
FTSE NAREIT Equity REITs Index	2.99	2.77	5.96	4.20 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.33%, Net 1.33%; Class C shares: Gross 2.05%, Net 2.05%; Class I shares: Gross 1.08%, Net 1.08%; Class R6 shares: Gross 0.93%, Net 0.79%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
28

Duff & Phelps Real Estate Securities Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
29

Ticker Symbols:
Class A: VDMAX
Class C: VDMCX
Class I: VIDMX
Class R6: VDMRX
KAR Developing Markets Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is non-diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 14.56%, Class C shares at NAV returned 13.75%, Class I shares at NAV returned 14.76%, and Class R6 shares at NAV returned 14.97%. For the same period, the MSCI Emerging Markets Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 11.70%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, non-U.S. developed markets, represented by the
MSCI EAFE® Index (net), returned 25.65%, outperforming U.S. stocks, represented by the S&P 500® Index, which returned 21.62%. Emerging markets, represented by the MSCI Emerging Markets Index (net), returned 11.70%, underperforming U.S. stocks. By comparison, U.S. small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93% for the 12-month period.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the MSCI Emerging Markets Index (net) for the fiscal year ended September 30, 2023. Positive stock selection and an underweight in financials, and positive stock selection and an overweight in industrials contributed to performance. Poor stock selection and an underweight in consumer discretionary, and poor stock selection and an overweight in consumer staples detracted from performance.
From a country perspective, positive stock selection and an overweight in Poland, and positive stock selection in the U.K. contributed to performance. Poor stock selection and underweight positions in South Korea and Taiwan detracted from performance.
The biggest contributors to performance from a stock selection perspective during the 12-month period were Tegma Gestao Logistica, Grupa Pracuj, Baltic Classifieds, Boa Vista Servicos, and Allergo.eu Societe.
The biggest detractors from performance during the period were Vasta Platforms, JD.com, PT Sarana Menara Nusantara, momo.com, and Saramin.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Non-Diversified: The Fund is not diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Industrials	27%
Consumer Staples	17
Communication Services	15
Financials	15
Consumer Discretionary	15
Information Technology	9
Health Care	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
30

KAR Developing Markets Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	14.56%	-10.51%	6/22/21
Class A shares at POP[3,4]	8.26	-12.71	6/22/21
Class C shares at NAV[2] and with CDSC[2,4]	13.75	-11.18	6/22/21
Class I shares at NAV[2]	14.76	-10.30	6/22/21
Class R6 shares at NAV[2]	14.97	-10.22	6/22/21
MSCI Emerging Markets Index (net)	11.70	-11.68 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 4.81%, Net 1.50%; Class C shares: Gross 5.55%, Net 2.25%; Class I shares: Gross 4.51%, Net 1.25%; Class R6 shares: Gross 4.52%, Net 1.20%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on June 22, 2021 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
31

KAR Developing Markets Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on June 22, 2021 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
32

KAR Developing Markets Fund (Continued)
Growth of $2,500,000 for periods ended 9/30

This chart assumes an initial investment of $2,500,000 made on June 22, 2021 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
33

Ticker Symbols:
Class A: VAESX
Class C: VCESX
Class I: VIESX
Class R6: VRESX
KAR Emerging Markets Small-Cap Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 16.73%, Class C shares at NAV returned 15.87%, Class I shares at NAV returned 16.98%, and Class R6 shares at NAV returned 17.08%. For the same period, the MSCI Emerging Markets Small Cap Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 23.06%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, non-U.S. developed markets, represented by the MSCI EAFE® Index (net), returned 25.65%, outperforming U.S. stocks, represented by the S&P 500® Index, which returned 21.62%. Emerging markets, represented by the MSCI Emerging Markets Index (net), returned 11.70%, underperforming U.S. stocks. By comparison, U.S. small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93% for the 12-month period.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the MSCI Emerging Markets Small Cap Index (net) for the fiscal year ended September 30, 2023. Poor stock selection and underweight positions in information technology and materials detracted from performance. Positive stock selection in financials and an underweight in real estate contributed to performance.
From a country perspective, poor stock selection in South Korea, and poor stock selection and an underweight in Taiwan detracted from performance. An overweight in Poland and positive stock selection in Brazil contributed to performance.
The biggest contributors to performance from a stock selection perspective during the 12-month period were Grupa Pracuj, Tegma Gestao Logistica, Baltic Classifieds, Boa Vista Servicos, and Qualitas Controladora.
The biggest detractors from performance during the period were Vasta Platform, PT Sarana Menara Nusantara, PT Avia Avian, Saramin, and NICE Information Service.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Industrial Concentration: Because the Fund is presently heavily weighted in the industrial sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Industrials	31%
Communication Services	19
Information Technology	14
Consumer Discretionary	11
Consumer Staples	9
Financials	8
Materials	4
Other (includes short-term investment)	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
34

KAR Emerging Markets Small-Cap Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	16.73%	4.74%	4.88%	12/17/13
Class A shares at POP[3,4]	10.31	3.56	4.28	12/17/13
Class C shares at NAV[2] and with CDSC[4]	15.87	3.95	4.11	12/17/13
Class I shares at NAV[2]	16.98	5.02	5.15	12/17/13
Class R6 shares at NAV[2]	17.08	—	4.68	8/1/19
MSCI Emerging Markets Small Cap Index (net)	23.06	6.45	— [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.78%, Net 1.78%; Class C shares: Gross 2.60%, Net 2.53%; Class I shares: Gross 1.53%, Net 1.50%; Class R6 shares: Gross 1.43%, Net 1.40%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on December 17, 2013 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
35

KAR Emerging Markets Small-Cap Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on December 17, 2013 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned 8.71% from the inception date of Class R6 shares and 4.72% for the inception date of Class A shares, Class C shares, and Class I shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
36

Ticker Symbols:
Class A: VISAX
Class C: VCISX
Class I: VIISX
Class R6: VRISX
KAR International Small-Mid Cap Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 27.13%, Class C shares at NAV returned 26.18%, Institutional Class shares at NAV returned 27.50%, and Class R6 shares at NAV returned 27.62%. For the same period, the MSCI All Country World ex USA SMID Cap Index (net), the Fund’s broad-based and style-specific index appropriate for comparison, returned 19.95%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Markets underperformed in 2022, driven largely by expectations of higher inflation and global central bank tightening in response to elevated inflation. Late in 2022, markets began to see some relief in terms of inflation expectations, which led to a rally in equities that started in early 2023. However, the rally slowed toward the end of the third quarter of 2023 on the realization that the Federal Reserve (the Fed) might have to hold interest rates higher for longer.
For the fiscal year ended September 30, 2023, non-U.S. developed markets, represented by the MSCI EAFE® Index (net), returned 25.65%, outperforming U.S. stocks, represented by the S&P 500® Index, which returned 21.62%. Emerging markets, represented by the MSCI Emerging Markets Index (net), returned 11.70%, underperforming U.S.
stocks. By comparison, U.S. small-capitalization stocks, as represented by the Russell 2000® Index, returned 8.93% for the 12-month period.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the MSCI All Country World ex USA SMID Cap Index (net) for the fiscal year ended September 30, 2023. Positive stock selection in communication services and consumer discretionary contributed to performance. Poor stock selection in financials and information technology detracted from performance.
From a country perspective, positive stock selection and an overweight in the U.K., and positive stock selection and an underweight in Canada contributed to performance. Poor stock selection in South Korea, and poor stock selection and an overweight in Singapore detracted from performance.
The biggest contributors to performance from a stock selection perspective during the 12-month period were Baltic Classifieds, Mercari, AutoTrader, Allegro.eu Societe, and Rightmove.
The biggest detractors from performance during the period were AJ Bell, Benefit One, PT Dayamitra Telekomunikasi, FDM Group, and CTS Eventim.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Industrial Concentration: Because the Fund is presently heavily weighted in the industrial sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Communication Services	28%
Industrials	25
Financials	14
Information Technology	10
Consumer Discretionary	8
Health Care	5
Consumer Staples	5
Other	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
37

KAR International Small-Mid Cap Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	27.13%	0.85%	5.19%	— %	—
Class A shares at POP[3,4]	20.14	-0.28	4.59	—	—
Class C shares at NAV[2] and with CDSC[4]	26.18	0.12	4.42	—	—
Class I shares at NAV[2]	27.50	1.13	5.46	—	—
Class R6 shares at NAV[2]	27.62	1.22	—	5.73	11/12/14
MSCI All Country World ex USA SMID Cap Index (net)	19.95	1.95	3.82	4.08 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.42%; Class C shares: 2.18%; Class I shares: 1.17%; Class R6 shares: 1.08%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
38

KAR International Small-Mid Cap Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
39

Ticker Symbols:
Class A: HEMZX
Class C: PICEX
Class I: HIEMX
Class R6: VREMX
Vontobel Emerging Markets Opportunities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned -0.71%, Class C shares at NAV returned -1.35%, Class I shares at NAV returned -0.41% and Class R6 shares at NAV returned -0.13%. For the same period, the MSCI Emerging Markets Index (net), which serves as both the broad-based and style-specific index appropriate for comparison, returned 11.70%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
The MSCI Emerging Markets Index (net) was positive in the first, second, and third fiscal quarters, and negative in the fourth fiscal quarter.
Emerging markets equities rallied in the fourth quarter of 2022 due to a reversal of China’s strict anti-Covid measures, although concerns about a slowdown in global demand and renewed supply chain challenges continued to weigh on stocks in December. China ended the year on a strong note with optimism for the economy. The country lifted the requirement for Covid sufferers to isolate and announced plans to end quarantine requirements for international arrivals, while also giving the green light to outbound travel. Chinese equity shares rallied, and pent-up demand for tourism was released. At the same time, Covid cases spiked sharply, leading some countries to introduce renewed checks on visitors from China. The rise in infections also prompted concerns about the impact on global supply chains. Asian countries exposed to China and international demand remained weak. Indian equities benefited from the continued shift in supply chains away from China and the country’s expanding middle class. The World Bank upgraded its fiscal year 2023 gross domestic product (GDP) growth forecast for the country to 6.9%, expecting it to remain one of the fastest-growing major economies in the world. In Latin America, Brazilian markets were volatile following the presidential victory of Luiz Inacio Lula da Silva, with budget cap changes prompting concerns about looser fiscal discipline.
The trajectory of interest rates and reopening in China drove positive performance in emerging markets in the first quarter of 2023, although the specter of a new banking crisis and developed markets recession weighed on performance. China was the driver of the region’s strong start as a post-Covid reopening in time for the Lunar New Year holiday led to domestic consumption indicators above 2019 levels. The result was strong foreign investment inflows as international investors bought up $21 billion of Chinese stocks, pushing up share prices. After its relative outperformance in 2022, India’s markets cooled in the first quarter of 2023. In its last full budget before general elections next year, India’s government unveiled tax relief for the country’s middle class, as well as a boost for capital spending. The measures, which included a promise to reduce the fiscal deficit, helped underpin shares in February before global concerns weighed on performance for the quarter. In Brazil, after pushing through measures to boost welfare payments for the country’s poorest, the new president further ignited investor concerns by questioning the need for an independent central bank.
In the second quarter of 2023, the threat of slowing growth in China, combined with geopolitical tensions, created an uncertain backdrop for investors. Amid diverging performance across markets, EM equities finished the quarter in slightly positive territory. Tensions between the U.S. and China escalated. A visit to Beijing by U.S. Secretary of State Antony Blinken resulted in an agreement to stabilize strained relations between the two countries. Nonetheless, concerns impacted investor sentiment toward China’s tech industry and were exacerbated by worries about the pace of the country’s recovery. China’s manufacturing activity contracted for the third consecutive month in June, although services activity continued to grow. Retail sales increased in May, but slowed from significant gains in April, prompting fears that consumer appetite was waning. India was a beneficiary of the increased tensions between the U.S. and China. India’s economy remained a bright spot for GDP growth globally, helping maintain the country’s stock market at record highs. Data from Brazil pointed to inflation coming back under control, fueling hopes that Brazil’s central bank could cut rates from their high level of 13.75%. Falling unemployment numbers provided another sign of improvement, helping underpin strong returns from Brazilian equity shares over the quarter.
Emerging markets stocks weakened in the third quarter of 2023 as China’s patchy recovery and ongoing tensions with the U.S. weighed on investor sentiment. The economic signals from China were mixed. Factory output declined for the fifth straight month in August, although new orders and producer prices improved. Retail sales also picked up, signaling improving consumer appetite. People’s Bank of China officials maintained that GDP should grow slightly more than 5% this year as it unleashed stimulus to boost the economy. Relations between the U.S. and China remained fractious. President Biden issued an executive order restricting U.S. investment in some Chinese technology. India’s economy continued to expand with growth of 7.8% in the quarter to June. Indian stocks recorded strong net international inflows before investors reduced holdings in September under pressure from rising oil prices. Indian Prime Minister Narendra Modi used G20 meetings to position the country as a trusted partner for international supply chains as businesses expand beyond China. Brazil kicked off its easing cycle with two successive 0.50% rate cuts, while the country’s central bank revised its 2023 growth forecast upward.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark for the 12 months ended September 30, 2023. The following discussion highlights specific stocks — those that provided the largest contribution to absolute performance and those that were the largest detractors for the fiscal year.
Stocks that helped absolute performance
Samsung Electronics is the top global player in memory semiconductors, smartphones, OLED display panels, and televisions, with 70% of the
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
40

Vontobel Emerging Markets Opportunities
Fund (Continued)
world’s data being produced and saved using the company’s products. Samsung’s semiconductor business accounts for 60% of the company’s profits, as they play a critical role as enablers of the global digital economy and the advancements in 5G, artificial intelligence (AI), the internet of things (IoT), and cloud computing. Samsung is the only player in the market that can offer a comprehensive memory, manufacturing, and packaging solution to expand its presence to AI chip clients.
Housing Development Finance Corp., an Indian mortgage finance company, performed well during the period, delivering solid results. HDFC is the leader in mortgage lending in India, and demonstrates industry-leading low costs from both efficient operations and its solid credit history. HDFC, established in 1977, provides home loans, deposit products, and lease finance facilities to the corporate sector for plant, machinery, and property-related services nationwide.
Taiwan Semiconductor Manufacturing, Raia Drogasil SA, and Accton Technology Corp. also contributed to the Fund’s absolute performance.
Stocks that hurt absolute performance
A challenging period for Hapvida continued throughout 2022 and into 2023. Hapvida was formed from the merger of Hapvida and NotreDame Intermedica, which created the leading vertically integrated health plan in Brazil. While a surge of Covid-related demand began to dissipate, underlying cost inflation persisted. As a result, the company’s profit margins showed no signs of improvement despite price increases. Weak fourth quarter of 2022 results were compounded by a subsequent announcement that the company was investigating measures to improve its balance sheet. Given the prospect of a more drawn-out recovery and the unexpected need for more capital, we sold out of the investment.
JD.com is the second largest business-to-consumer online platform in China. The company underperformed as it projected that revenue growth would be in the lower end of its guided range and that revenue would decline. The weakness was largely related to macroeconomic concerns about consumption, which we believe should stabilize going forward.
Lojas Renner SA, Wuxi Lead Intelligent Equipment Co., and HDFC Bank Ltd. also detracted from the Fund’s absolute performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting that location.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Consumer Staples	21%
Consumer Discretionary	20
Financials	18
Information Technology	16
Communication Services	8
Industrials	8
Health Care	3
Other	6
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
41

Vontobel Emerging Markets Opportunities
Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-0.71%	-2.45%	0.25%	— %	—
Class A shares at POP[3,4]	-6.17	-3.55	-0.32	—	—
Class C shares at NAV[2] and with CDSC[4]	-1.35	-3.11	-0.46	—	—
Class I shares at NAV[2]	-0.41	-2.14	0.55	—	—
Class R6 shares at NAV[2]	-0.13	-1.90	—	-0.31	11/12/14
MSCI Emerging Markets Index (net)	11.70	0.55	2.07	1.94 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.56%, Net 1.56%; Class C shares: Gross 2.27%, Net 2.27%; Class I shares: Gross 1.23%, Net 1.23%; Class R6 shares: Gross 1.14%, Net 0.98%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
42

Vontobel Emerging Markets Opportunities
Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
43

Ticker Symbols:
Class A: JVIAX
Class C: JVICX
Class I: JVXIX
Class R6: VFOPX
Vontobel Foreign Opportunities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 18.36%, Class C shares at NAV returned 17.54%†, Class I shares at NAV returned 18.77%, and Class R6 shares at NAV returned 18.87%†. For the same period, the MSCI All Country World ex USA Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 20.39%.
   † See footnote 5 on page 47.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
The MSCI All Country World ex USA Index (net) was positive in the first, second, and third fiscal quarters, and negative in the fourth fiscal quarter.
International equities advanced in the fourth quarter of 2022 due to optimism about the possibility of slowing interest rate rises and a reopening in China, although persistent inflation and recession fears led to many major markets weakening once more in December. The European Central Bank (ECB) cautioned that interest rates might need to be increased to levels that would restrict economic growth. There were some positive signals, including lower natural gas prices in Europe. Japanese inflation climbed to a four-decade high in November, yet the Bank of Japan (BOJ) remained out of step with most international central banks as it continued to pursue negative interest rates in the face of rising pressure. In December, policymakers surprised markets by adjusting yield curve control measures, which prompted investors to speculate on an end to ultra-low interest rate conditions, sending the yen and bonds higher, and stocks sharply lower. Yield curve control is a central bank policy tool in which the BOJ sets a target interest rate, and buys and sells bonds as needed to reach that target. China ended the year on a strong note with optimism for the economy. In December, China abandoned many elements of its zero-Covid policy, releasing a rally in share prices and pent-up demand for tourism. At the same time, Covid cases spiked sharply, which prompted concerns about the impact on global supply chains. Indian equities benefited from the continued shift in supply chains away from China and the country’s expanding middle class.
The trajectory of interest rates continued to drive international markets in the first quarter of 2023, as expectations for the pace of hikes oscillated with inflation news and the threat of banking crises in the U.S. and Europe. The MSCI All Country World ex USA Index (net) finished the quarter in positive territory. The failures of Silicon Valley Bank and Signature Bank shook markets and prompted measures to guarantee the banks’ deposits. The collapse was followed by worries about Credit Suisse, which resulted in its merger with UBS. While developed market bank shares tumbled, leading to concerns about a new banking crisis, the fear dissipated on action from regulators and governments. The loss of confidence that hastened Credit Suisse’s fall did not lead to an easing of interest rate hikes in Europe. The ECB maintained a firm stance on inflation, arguing that there was no clear evidence of prices trending downward. Japanese stocks advanced, yet data showed that the economy stagnated in the final three months of 2022 as consumers reined in spending. The surprise appointment of Kazuo Ueda as BOJ governor fed speculation that he could oversee a slightly quicker move away from ultra-loose monetary policy and yield curve control measures. Emerging markets started the quarter strong, driven by China. The post-Covid reopening in time for the Lunar New Year holiday fueled domestic consumption. The market softened in February as investors then took a pause, although positive economic news continued.
In the second quarter of 2023, slow but steady progress in the fight against inflation, inconclusive economic data, and geopolitical tensions created a complex backdrop for investors. Despite the uncertain outlook, markets continued to move upward, and international equities ended the quarter in positive territory. Japan was one of the best-performing countries as the BOJ indicated it would be slow to pull back from low interest rates and yield curve control measures, leading to expectations that the bank would be more accepting of higher inflation. European markets witnessed more modest yet still-positive gains despite stalling economic growth, as Eurozone gross domestic product (GDP) contracted by 0.1% in the first quarter and Germany entered recession. The ECB maintained its interest rate hiking program and guided to a further increase in July, with wage pressures prompting the bank to increase its inflation forecasts for 2023 and 2024. Geopolitical factors remained an undercurrent as tensions escalated between the U.S. and China. Concerns impacted investor sentiment toward China’s tech industry and were exacerbated by worries about the pace of the country’s recovery.
International equity markets declined in the third quarter of 2023 as concerns about an economic downturn and the possibility of higher for longer interest rates weighed on investor sentiment. Geopolitical risks remained elevated, and some companies showed signs of softening earnings. Fractious relations between the U.S. and China continued as President Biden issued an executive order restricting U.S. investment in some Chinese technology. The economic signals from China were mixed. People’s Bank of China officials maintained that GDP should grow slightly more than 5% this year as it unleashed stimulus to boost the economy. The pace of China’s recovery cast a shadow in Europe. Germany’s Bundesbank warned that the continent’s largest economy was likely to have shrunk in the third quarter, putting it on track to re-enter recession in 2023. Data pointed to worsening conditions across the entire Eurozone, with purchasing manager data indicating contraction in the second quarter. The European Commission trimmed its growth forecast for the year in the face of persistent inflation, and downgraded its 2024 predictions. Stalling economic growth prompted the ECB to signal the top for interest rates. In the U.K., a moderate reduction in inflation gave the Bank of England the room to freeze rates after 14 successive hikes. India’s economy continued to expand. Japan was an outlier on monetary policy, maintaining negative interest rates while making only minor alterations to yield curve control measures. In
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
44

Vontobel Foreign Opportunities Fund (Continued)
September, Prime Minister Fumio Kishida unveiled a multi-pronged economic package designed to combat inflation and drive growth. The yen continued to track lower, helping Japanese stocks to outperform for the year.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark for the 12 months ended September 30, 2023. The following discussion highlights specific stocks — those that provided the largest contribution to absolute performance and those that were the largest detractors for the fiscal year.
Stocks that helped absolute performance
Constellation Software delivered strong earnings growth from value-added acquisitions and high single-digit organic growth. The Canada-based company specializes in back office and operational software for a wide range of industries including health care, law, and public transit. The company seeks to grow through acquisitions in a fragmented industry.
RELX (formerly Reed Elsevier) is a conglomerate of leading information services businesses, operating in the following segments: scientific, technical & medical (STM); risk & business analytics; legal; and exhibitions. The company reported a solid pick-up in organic growth as its STM segment was driven by the faster-growing database and tools segment. The company has demonstrated a high level of recurring subscription revenues, strong pricing power, operating leverage, and low capital requirements.
Hermes International NPV., Ferrari NV, and Air Liquide also contributed to the Fund’s absolute performance.
Stocks that hurt absolute performance
Hong Kong Exchanges is a volatile stock that declined as the Hong Kong market came under pressure from investor disappointment about the slow pace of recovery in China. The company owns and operates the only stock exchange in Hong Kong, as well as a futures exchange and related clearing houses. Hong Kong Exchanges provides trading platforms for a range of cash and derivatives products, as well as the facilities for processing trades.
Sartorius Stedim offers a comprehensive suite of services for the development and manufacturing of biopharmaceuticals. The company was a Covid beneficiary, but has since been dealing with a reduced demand for vaccines. Expectations continued to be weak, reflecting concerns about the inventory overhang in the industry and the pressure on the company’s order book. Given the difficult environment, we reallocated the position into other opportunities.
Diageo plc, Roche Holdings AG, and Taiwan Semiconductor Manufacturing also detracted from the Fund’s absolute performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Industrials	25%
Information Technology	19
Financials	17
Consumer Discretionary	13
Health Care	10
Consumer Staples	9
Materials	3
Other (includes short-term investment)	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
45

Vontobel Foreign Opportunities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	18.36%	4.04%	4.89%	— %	—
Class A shares at POP[3,4]	11.85	2.87	4.30	—	—
Class C shares at NAV[2] and with CDSC[4]	17.54 [5]	3.35	4.16	—	—
Class I shares at NAV[2]	18.77	4.38	5.20	—	—
Class R6 shares at NAV[2]	18.87 [5]	4.49	—	5.19	11/12/14
MSCI All Country World ex USA Index (net)	20.39	2.58	3.35	3.42 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.39%, Net 1.39%; Class C shares: Gross 2.13%, Net 2.05%; Class I shares: Gross 1.13%, Net 1.07%; Class R6 shares: Gross 1.05%, Net 0.95%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
46

Vontobel Foreign Opportunities Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
47

Ticker Symbols:
Class A: NWWOX
Class C: WWOCX
Class I: WWOIX
Class R6: VRGOX
Vontobel Global Opportunities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 20.16%, Class C shares at NAV returned 19.36%, Class I shares at NAV returned 20.55%, and Class R6 shares at NAV returned 20.81%. For the same period, the MSCI All Country World Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 20.80%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
The MSCI All Country World Index (net) was positive in the first, second, and third fiscal quarters, and negative in the fourth fiscal quarter.
Global equities advanced in the fourth quarter of 2022 due to optimism about slowing interest rate rises, falling inflation, and a reopening in China, although the rekindling of recession fears saw most major markets decline in December. While hopes of an end to the Federal Reserve’s (the Fed’s) tightening cycle boosted U.S. equities early in the quarter the Fed chair warned that policymakers still had “more ground to cover” in the fight against inflation, dampening the mood and increasing recession fears in December. The European Central Bank (ECB) cautioned that interest rates might need to be increased to levels that would restrict economic growth. There were some positive signals, including lower natural gas prices in Europe. In December, China abandoned many elements of its zero-Covid policy, releasing a rally in share prices and pent-up demand for tourism. At the same time, Covid cases spiked sharply and the rise in infections prompted concerns about the impact on global supply chains. Indian equities benefited from the continued shift in supply chains away from China and the country’s expanding middle class. In Latin America, Brazilian markets were volatile following the presidential victory of Luiz Inacio Lula da Silva, with budget cap changes prompting concerns about looser fiscal discipline.
The trajectory of interest rates continued to drive global markets in the first quarter of 2023, as expectations for the pace of hikes oscillated with inflation news and the threat of banking crises in the U.S. and Europe. Global equities finished the quarter in positive territory. Easing inflation and solid economic growth in the U.S. helped fuel a strong start to the year for the S&P 500® Index and other global indexes. However, the continuation of robust data on jobs and earnings fueled expectations that interest rates would move higher and remain elevated for longer than previously forecast, weighing on performance in February. The failures of Silicon Valley Bank and Signature Bank shook markets, along with the forced merger of Credit Suisse and UBS. But fears of a banking crisis dissipated after swift action from regulators and governments. Cooling energy prices through the quarter gave a boost to consumers, though the ECB maintained a firm stance on inflation. China was the driver of emerging market performance as the post-Covid reopening led to domestic consumption indicators above 2019 levels. After its relative outperformance in 2022, India’s markets cooled in the first quarter of 2023. In Brazil, after pushing through measures to boost welfare payments for the country’s poorest, the new president further ignited investor concerns by questioning the need for an independent central bank.
Inflationary pressures cooled in the second quarter of 2023, although stubborn core numbers continued to feed expectations of further interest rate hikes. Strong labor markets and consumer confidence helped drive company performance and markets, while exuberance about artificial intelligence (AI) also fueled large tech names. Global equities generated positive performance, particularly the S&P 500® Index. U.S. inflation continued to trend downward as the May 2023 core Consumer Price Index (CPI) report hit a two-year low of 4%. However, ongoing tightness in the job market fed strong wage increases, which fueled concerns about consumer demand and further price increases. The Fed paused interest rate hikes in June but signaled that additional rate increases might be needed in 2023. Geopolitical factors remained an undercurrent as tensions escalated between the U.S. and China. Concerns were exacerbated by worries about the pace of China’s recovery, as manufacturing activity contracted for the third consecutive month in June, although services activity continued to grow. India was a beneficiary of the increased tensions between the U.S. and China. India’s economy remained a bright spot for gross domestic product (GDP) growth globally, helping maintain the country’s stock market at record highs. European markets witnessed gains despite stalling economic growth, as the Eurozone’s GDP contracted in the first quarter and Germany entered recession. The ECB maintained its interest rate hiking program and guided to a further increase in July.
Global equity markets declined in the third quarter of 2023 as concerns about an economic downturn and the potential of higher for longer interest rates weighed on investor sentiment. Geopolitical risks remained elevated, and some companies showed signs of softening earnings. While the Fed indicated that it was reaching the end of its hiking cycle, U.S. equities fell after the Fed noted that there could be fewer rate cuts in 2024 than investors had expected. Relations between the U.S. and China remained fractious as President Biden issued an executive order restricting U.S. investment in some Chinese technology. The economic signals from China were mixed. Factory output declined for the fifth straight month in August, although new orders and producer prices improved. Retail sales also picked up, signaling improving consumer appetite. China’s slow recovery cast a shadow on Europe. Germany’s Bundesbank warned that the economy was likely to have shrunk in the third quarter, while purchasing manager data pointed to worsening conditions across the Eurozone. Stalling economic performance prompted the ECB to signal the top for interest rates.
What factors affected the Fund’s performance during its fiscal year?
The Fund slightly lagged its benchmark for the 12 months ended September 30, 2023. The following discussion highlights specific stocks — those that provided the largest contribution to absolute
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
48

Vontobel Global Opportunities Fund (Continued)
performance and those that were the largest detractors for the fiscal year.
Stocks that helped absolute performance
Microsoft’s stock performance was aided by optimism over the potential of generative AI, where the company has established itself as a leader through its partnership with OpenAI. The stock also benefited from the broader rally in mega-cap technology stocks. The company has built its Azure offering into a leading public cloud provider, and the shift to cloud computing has also driven growth in Microsoft’s traditional franchises.
During the fiscal year, Flutter Entertainment saw its U.S. business, which was previously the only division with a loss, break even and become profitable. After two major acquisitions in 2016 and 2019, Flutter became the largest global online gambling operator. The Flutter organization today houses a portfolio of brands that operate online sports betting and online gaming in legal markets around the world.
RELX plc, Adobe Systems, and Boston Scientific also contributed to the Fund’s absolute performance.
Stocks that hurt absolute performance
Teleperformance is the global leader in outsourced customer experience, providing solutions in customer care, technical support, interpretation services, and visa processing services, among others. The company has been evaluating the use of AI for years, and has some capabilities already, but will need to scale these capabilities in order to stay competitive. During the 12-month period, Teleperformance cut its 2023 guidance for organic growth, and announced the acquisition of Majorel, which caused a negative market reaction.
JD.com is the second largest business-to-consumer online platform in China.The company underperformed as it projected that revenue growth would be in the lower end of its guided range and that revenue would decline. The weakness was largely related to macroeconomic concerns about consumption, which we believe should stabilize going forward.
HDFC Bank, Alibaba Group Holdings, and Yum China Holdings also detracted from the Fund’s absolute performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Health Care	20%
Financials	18
Consumer Staples	17
Information Technology	16
Consumer Discretionary	12
Industrials	10
Materials	5
Other	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
49

Vontobel Global Opportunities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	20.16%	5.99%	8.31%	— %	—
Class A shares at POP[3,4]	13.56	4.80	7.70	—	—
Class C shares at NAV[2] and with CDSC[4]	19.36	5.24	7.51	—	—
Class I shares at NAV[2]	20.55	6.30	8.60	—	—
Class R6 shares at NAV[2]	20.81	6.50	—	5.51	1/30/18
MSCI All Country World Index (net)	20.80	6.46	7.56	5.36 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.39%, Net 1.36%; Class C shares: Gross 2.14%, Net 2.11%; Class I shares: Gross 1.14%, Net 1.09%; Class R6 shares: Gross 1.05%, Net 0.90%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
50

Vontobel Global Opportunities Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
51

Vontobel Greater European Opportunities Fund
Fund Summary (Unaudited)
Ticker Symbols:
Class A: VGEAX
Class C: VGECX
Class I: VGEIX
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 17.49%, Class C shares at NAV returned 16.53%, and Class I shares at NAV returned 17.77%. For the same period, the MSCI Europe Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 28.85%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
The MSCI Europe Index (net) was positive in the first, second, and third fiscal quarters, and negative in the fourth fiscal quarter.
European equities advanced in the fourth quarter of 2022 due to optimism about the possibility of slowing interest rate rises and a reopening in China, although persistent inflation and recession fears saw markets decline in December. The European Central Bank (ECB) sought to tamp down inflation that remained stubbornly above 10%, with President Christine Lagarde cautioning that interest rates might need to be increased to levels that would restrict economic growth. There were some positive signals as a mild fall reduced the drain on European natural gas reserves through October and November, and forecasts for above-average temperatures in Northern Europe into the new year further relieved pressure on prices.
The trajectory of interest rates continued to drive European equity markets in the first quarter of 2023, as expectations for the pace of hikes oscillated with inflation news and the threat of banking crises in the U.S. and Europe. Despite weakening in the latter stages of the quarter, the MSCI Europe Index (net) generated positive returns for the period. The failures of Silicon Valley Bank and Signature Bank shook markets. The collapse was followed by worries about Credit Suisse, which resulted in its merger with UBS. While developed market bank shares tumbled, leading to concerns about a new banking crisis, the fear dissipated on action from regulators and governments. The loss of confidence that hastened Credit Suisse’s fall did not lead to an easing of interest rate hikes in Europe. Cooling energy prices through the quarter gave a boost to consumers, and the ECB maintained a firm stance on inflation, arguing that there was no clear evidence of prices trending downward after the annual rate of inflation in the Eurozone fell just 0.1% in February to 8.5%. The annual rate of inflation then fell in March to 6.9%.
In the second quarter of 2023, slow but steady progress in the fight against inflation across much of Europe was tempered by a deteriorating macroeconomic environment, creating tough conditions for investors and monetary policymakers alike. Despite the uncertain outlook, European equities continued to move upward, and ended the quarter in positive territory. Economic growth showed signs of stalling as Eurozone gross domestic product (GDP) contracted in the first quarter and Germany entered recession. Nonetheless, the ECB maintained its interest rate hiking program and guided to a further increase in July, with wage pressures prompting the bank to increase its inflation forecasts for 2023 and 2024. Figures released at the end of June showed a deceleration in overall inflation levels, although the core reading that excludes food and energy ticked up modestly, cementing investor expectations for further rate rises.
European stocks fell in the third quarter of 2023 as economic headwinds combined with the threat of higher for longer interest rates to weigh on companies and markets. The MSCI Europe Index (net) posted negative returns. Germany’s Bundesbank warned that the continent’s largest economy was likely to have shrunk in the third quarter, putting it on track to re-enter recession in 2023, as the pace of China’s recovery cast a shadow in Europe. Data pointed to worsening conditions across the entire Eurozone, with purchasing manager data indicating contraction in the second quarter. The
European Commission trimmed its growth forecast for the year to 0.8% in the face of persistent inflation, and downgraded its 2024 predictions. Stalling economic performance prompted the ECB to signal the top for interest rates.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark for the 12 months ended September 30, 2023. The following discussion highlights specific stocks — those that provided the largest contribution to absolute performance and those that were the largest detractors for the fiscal year.
Stocks that helped absolute performance
RELX (formerly Reed Elsevier) is a conglomerate of leading information services businesses, operating in the following segments: scientific, technical & medical (STM); risk & business analytics; legal; and exhibitions. The company reported a solid pick-up in organic growth as its STM segment was driven by the faster-growing database and tools segment. The company has demonstrated a high level of recurring subscription revenues, strong pricing power, operating leverage, and low capital requirements.
Rentokil Initial, headquartered in the U.K., is a provider of pest control and other facilities management services including hygiene services. The stock performed well after worries about its acquisition of Terminix were assuaged with positive comments from the March earnings report highlighting favorable growth and trends from the acquisition. Most of the company’s business is contract-based, with high client retention, and driven by structural trends such as the growing global middle class, increasing regulation and higher standards, and changing pest threats.
Vinci, Flutter Entertainment plc, and Booking Holding Inc. also contributed to the Fund’s absolute performance.
Stocks that hurt absolute performance
Teleperformance is the global leader in outsourced customer experience, providing solutions in customer care, technical support, interpretation services, and visa processing services, among others. The company has been evaluating the use of AI for years, and has some capabilities already, but will need to scale these capabilities in order to stay
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
52

Vontobel Greater European Opportunities Fund (Continued)
competitive. During the 12-month period, Teleperformance cut its 2023 guidance for organic growth, and announced the acquisition of Majorel, which caused a negative market reaction.
Compagnie Financière Richemont, along with other luxury goods stocks, moved lower during the period due to worries about demand being impacted by slower China reopening trends and macroeconomic conditions including rising rates and inflation. Richemont is a global leader in high-end hard luxury goods. The company sells watches and jewelry, as well as writing instruments, leather goods, and clothing, through brands including Cartier, Van Cleef & Arpels, and Montblanc.
Diageo plc, Roche Holdings AG, and Adyen NV also detracted from the Fund’s absolute performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting that location.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Industrials	30%
Consumer Discretionary	17
Consumer Staples	15
Financials	11
Health Care	10
Information Technology	7
Materials	5
Other	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
53

Vontobel Greater European Opportunities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	17.49%	2.53%	2.98%
Class A shares at POP[3,4]	11.03	1.37	2.40
Class C shares at NAV[2] and with CDSC[4]	16.53	1.75	2.20
Class I shares at NAV[2]	17.77	2.78	3.23
MSCI Europe Index (net)	28.85	3.96	3.83
Fund Expense Ratios[5]: Class A shares: Gross 2.21%, Net 1.38%; Class C shares: Gross 2.88%, Net 2.13%; Class I shares: Gross 1.93%, Net 1.13%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
54

Vontobel Greater European Opportunities Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2013 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
55

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—2.0%
Cellnex Telecom S.A. (Spain)	37,016	$ 1,290
Energy—13.5%
Cheniere Energy, Inc. (United States)	18,028	2,992
DT Midstream, Inc. (United States)	18,260	967
Enbridge, Inc. (Canada)	76,019	2,523
Targa Resources Corp. (United States)	16,567	1,420
Williams Cos., Inc. (The) (United States)	20,723	698
		8,600

Industrials—27.1%
Aena SME S.A. (Spain)	17,518	2,641
Aeroports de Paris S.A. (France)	6,797	804
Atlas Arteria Ltd. (Australia)	459,234	1,633
Auckland International Airport Ltd. (New Zealand)	341,651	1,620
Canadian Pacific Kansas City Ltd. (Canada)	16,387	1,219
Ferrovial SE (Netherlands)	33,856	1,037
Flughafen Zurich AG Registered Shares (Switzerland)	6,829	1,304
Norfolk Southern Corp. (United States)	7,458	1,469
Transurban Group (Australia)	449,074	3,664
Union Pacific Corp. (United States)	4,329	881
Vinci S.A. (France)	9,419	1,046
		17,318

	Shares	Value

Real Estate—7.8%
American Tower Corp. (United States)	19,011	$ 3,126
Crown Castle, Inc. (United States)	20,297	1,868
		4,994

Utilities—48.5%
Ameren Corp. (United States)	19,074	1,427
American Electric Power Co., Inc. (United States)	23,214	1,746
APA Group (Australia)	132,784	709
Atmos Energy Corp. (United States)	9,986	1,058
CenterPoint Energy, Inc. (United States)	71,985	1,933
CMS Energy Corp. (United States)	22,586	1,200
Dominion Energy, Inc. (United States)	33,607	1,501
DTE Energy Co. (United States)	11,244	1,116
Edison International (United States)	14,961	947
EDP - Energias de Portugal S.A. (Portugal)	233,718	973
Emera, Inc. (Canada)	33,506	1,170
Entergy Corp. (United States)	10,183	942
Evergy, Inc. (United States)	18,013	913
Iberdrola S.A. (Spain)	95,528	1,070
National Grid plc (United Kingdom)	172,965	2,068
NextEra Energy, Inc. (United States)	52,913	3,031
NiSource, Inc. (United States)	46,406	1,145
Public Service Enterprise Group, Inc. (United States)	16,701	951
Sempra (United States)	34,710	2,361
	Shares	Value

Utilities—continued
Severn Trent plc (United Kingdom)	34,549	$ 997
Southern Co. (The) (United States)	23,466	1,519
United Utilities Group plc (United Kingdom)	55,678	644
Xcel Energy, Inc. (United States)	27,315	1,563
		30,984

Total Common Stocks (Identified Cost $67,480)		63,186

Total Long-Term Investments—98.9% (Identified Cost $67,480)		63,186

TOTAL INVESTMENTS—98.9% (Identified Cost $67,480)		$63,186
Other assets and liabilities, net—1.1%		688
NET ASSETS—100.0%		$63,874

Country Weightings (Unaudited)†
United States	58%
Australia	9
Spain	8
Canada	8
United Kingdom	6
France	3
New Zealand	3
Other	5
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$63,186	$63,186
Total Investments	$63,186	$63,186
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements
56

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Australia—4.1%
National Storage REIT	2,908,962	$ 4,077
NEXTDC Ltd.(1)	395,598	3,151
Scentre Group	3,429,100	5,424
		12,652

Belgium—1.7%
Aedifica S.A.	40,159	2,286
Warehouses De Pauw CVA	122,141	3,027
		5,313

Canada—3.0%
Allied Properties Real Estate Investment Trust	142,350	1,879
Boardwalk Real Estate Investment Trust	31,327	1,541
Chartwell Retirement Residences	251,200	1,901
Granite Real Estate Investment Trust	72,679	3,857
		9,178

China—0.7%
Hang Lung Properties Ltd.	1,479,700	2,026
France—1.2%
Klepierre S.A.	150,294	3,691
Germany—1.2%
Vonovia SE	153,678	3,706
Hong Kong—2.9%
Link REIT	917,600	4,500
Swire Properties Ltd.	2,172,000	4,532
		9,032

India—1.2%
Capitaland India Trust	4,626,783	3,554
Ireland—0.6%
Irish Residential Properties REIT plc	1,859,468	1,826
Japan—7.6%
Japan Hotel REIT Investment Corp.	6,436	3,364
Mitsubishi Estate Co., Ltd.	533,800	6,983
Mitsui Fudosan Co., Ltd.	171,700	3,785
Mitsui Fudosan Logistics Park, Inc.	1,214	3,826
	Shares	Value

Japan—continued
Orix JREIT, Inc.	4,455	$ 5,348
		23,306

Singapore—2.6%
CapitaLand Ascendas REIT	1,988,300	4,000
CapitaLand Integrated Commercial Trust	2,925,000	3,958
		7,958

Spain—1.0%
Merlin Properties Socimi S.A.	380,200	3,210
Sweden—2.2%
Castellum AB	406,966	4,148
Catena AB	78,391	2,726
		6,874

United Kingdom—5.3%
Derwent London plc	98,210	2,309
Safestore Holdings plc	321,947	2,891
Segro plc	177,528	1,558
UNITE Group plc (The)	630,699	6,907
Workspace Group plc	414,826	2,483
		16,148

United States—63.7%
Alexandria Real Estate Equities, Inc.	35,429	3,546
American Homes 4 Rent Class A	222,350	7,491
American Tower Corp.	33,575	5,521
Apartment Income REIT Corp.	146,778	4,506
AvalonBay Communities, Inc.	35,665	6,125
Brixmor Property Group, Inc.	292,833	6,085
Cousins Properties, Inc.	70,200	1,430
CubeSmart	184,275	7,026
Digital Realty Trust, Inc.	103,300	12,501
Douglas Emmett, Inc.	46,205	590
Equinix, Inc.	19,975	14,507
Extra Space Storage, Inc.	23,370	2,841
Healthpeak Properties, Inc.	241,000	4,425
Host Hotels & Resorts, Inc.	98,381	1,581
Mid-America Apartment Communities, Inc.	54,300	6,986
Prologis, Inc.	228,818	25,676
	Shares	Value

United States—continued
Public Storage	35,925	$ 9,467
Realty Income Corp.	167,450	8,363
Regency Centers Corp.	86,150	5,121
Rexford Industrial Realty, Inc.	127,800	6,307
Ryman Hospitality Properties, Inc.	35,735	2,976
SBA Communications Corp. Class A	19,350	3,873
Simon Property Group, Inc.	14,996	1,620
Sun Communities, Inc.	88,379	10,459
UDR, Inc.	188,750	6,733
Ventas, Inc.	208,350	8,778
VICI Properties, Inc. Class A	327,450	9,529
Welltower, Inc.	145,000	11,878
		195,941

Total Common Stocks (Identified Cost $312,629)		304,415

Total Long-Term Investments—99.0% (Identified Cost $312,629)		304,415

TOTAL INVESTMENTS—99.0% (Identified Cost $312,629)		$304,415
Other assets and liabilities, net—1.0%		3,184
NET ASSETS—100.0%		$307,599

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	64%
Japan	8
United Kingdom	5
Australia	4
Canada	3
Hong Kong	3
Singapore	3
Other	10
Total	100%
† % of total investments as of September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
57

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$304,415	$304,415
Total Investments	$304,415	$304,415
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements
58

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—96.8%
Australia—10.3%
GPT Group (The)	137,000	$ 344
National Storage REIT	478,154	670
NEXTDC Ltd.(1)	73,024	582
Scentre Group	537,600	850
		2,446

Belgium—2.6%
Aedifica S.A.	8,040	458
Warehouses De Pauw CVA	6,716	166
		624

Canada—7.1%
Allied Properties Real Estate Investment Trust	23,400	309
Boardwalk Real Estate Investment Trust	2,740	135
Chartwell Retirement Residences	77,400	586
First Capital Real Estate Investment Trust	43,200	423
Primaris Real Estate Investment Trust	25,000	248
		1,701

France—3.5%
Gecina S.A.	2,500	256
Klepierre S.A.	23,481	576
		832

Germany—4.7%
Vonovia SE	46,010	1,110
Hong Kong—8.8%
Fortune Real Estate Investment Trust	392,000	235
Link REIT	177,209	869
Swire Properties Ltd.	277,600	579
Wharf Real Estate Investment Co., Ltd.	105,000	406
		2,089

India—1.7%
Capitaland India Trust	528,279	406
	Shares	Value

Ireland—1.9%
Irish Residential Properties REIT plc	458,133	$ 450
Japan—24.5%
Comforia Residential REIT, Inc.	299	663
Hulic Co., Ltd.	20,500	184
Japan Hotel REIT Investment Corp.	1,785	933
Mitsubishi Estate Co., Ltd.	71,640	937
Mitsui Fudosan Co., Ltd.	52,800	1,164
Mitsui Fudosan Logistics Park, Inc.	129	406
Nippon Accommodations Fund, Inc.	111	469
Nippon Prologis REIT, Inc.	62	116
Orix JREIT, Inc.	538	646
United Urban Investment Corp.	290	302
		5,820

Mexico—1.2%
Prologis Property Mexico S.A. de C.V.	87,100	300
Netherlands—1.1%
CTP N.V.	18,000	258
Singapore—9.4%
CapitaLand Ascendas REIT	542,000	1,090
CapitaLand Integrated Commercial Trust	394,000	533
Frasers Centrepoint Trust	377,000	604
		2,227

Spain—3.0%
Merlin Properties Socimi S.A.	85,200	719
Sweden—4.0%
Castellum AB	69,914	713
Catena AB	6,597	229
		942

United Kingdom—13.0%
British Land Co. plc (The)	97,000	375
Derwent London plc	18,531	436
	Shares	Value

United Kingdom—continued
Land Securities Group plc	80,400	$ 579
Safestore Holdings plc	21,526	193
Segro plc	27,168	238
UNITE Group plc (The)	58,521	641
Workspace Group plc	103,900	622
		3,084

Total Common Stocks (Identified Cost $25,092)		23,008

Total Long-Term Investments—96.8% (Identified Cost $25,092)		23,008

TOTAL INVESTMENTS—96.8% (Identified Cost $25,092)		$23,008
Other assets and liabilities, net—3.2%		768
NET ASSETS—100.0%		$23,776

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
Japan	25%
United Kingdom	13
Australia	11
Singapore	10
Hong Kong	9
Canada	7
Germany	5
Other	20
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$23,008	$23,008
Total Investments	$23,008	$23,008
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
59

Duff & Phelps Real Asset Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—71.2%
Equity Funds—65.7%
Virtus Duff & Phelps Global Infrastructure Fund Class R6(2)	351,614	$ 4,357
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6(2)	146,209	4,193
Virtus Duff & Phelps Select MLP and Energy Fund Class I(2)	285,778	3,375
		11,925

Fixed Income Fund—5.5%
Virtus Newfleet Senior Floating Rate Fund Class R6(2)	114,104	991
Total Affiliated Mutual Funds (Identified Cost $9,511)		12,916

	Shares	Value

Exchange-Traded Funds(1)—29.0%
Invesco DB Agriculture Fund	21,200	$ 454
Invesco DB Commodity Index Tracking Fund	73,774	1,842
Schwab U.S. TIPS ETF	6,600	333
SPDR S&P Global Natural Resources ETF	38,750	2,159
VanEck Gold Miners ETF	17,800	479
Total Exchange-Traded Funds (Identified Cost $3,887)		5,267

Total Long-Term Investments—100.2% (Identified Cost $13,398)		18,183

TOTAL INVESTMENTS—100.2% (Identified Cost $13,398)		$18,183
Other assets and liabilities, net—(0.2)%		(37)
NET ASSETS—100.0%		$18,146
Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
S&P	Standard & Poor’s
SPDR	S&P Depositary Receipt
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Affiliated investment. See Note 3H in Notes to Financial Statements.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Affiliated Mutual Funds	$12,916	$12,916
Exchange-Traded Funds	5,267	5,267
Total Investments	$18,183	$18,183
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
60

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Real Estate Investment Trusts—98.1%
Data Centers—12.4%
Digital Realty Trust, Inc.	147,650	$ 17,869
Equinix, Inc.	36,351	26,400
		44,269

Gaming REITs—4.5%
VICI Properties, Inc. Class A	544,750	15,852
Health Care—12.5%
Healthpeak Properties, Inc.	332,870	6,112
Sabra Health Care REIT, Inc.	318,305	4,437
Ventas, Inc.	393,450	16,576
Welltower, Inc.	213,210	17,466
		44,591

Industrial/Office—18.4%
Industrial—15.7%
Prologis, Inc.	375,266	42,108
Rexford Industrial Realty, Inc.	280,925	13,864
		55,972

Office—2.7%
Alexandria Real Estate Equities, Inc.	57,834	5,789
Cousins Properties, Inc.	152,746	3,112
Douglas Emmett, Inc.	54,968	701
		9,602

Total Industrial/Office		65,574

	Shares	Value

Lodging/Resorts—2.5%
Host Hotels & Resorts, Inc.	205,844	$ 3,308
Ryman Hospitality Properties, Inc.	65,260	5,435
		8,743

Residential—22.1%
Apartments—11.3%
Apartment Income REIT Corp.	327,995	10,069
AvalonBay Communities, Inc.	58,815	10,101
Mid-America Apartment Communities, Inc.	74,140	9,538
UDR, Inc.	292,670	10,440
		40,148

Manufactured Homes—4.3%
Sun Communities, Inc.	129,612	15,338
Single Family Homes—6.5%
American Homes 4 Rent Class A	426,450	14,367
Invitation Homes, Inc.	281,760	8,929
		23,296

Total Residential		78,782

Retail—11.7%
Free Standing—4.3%
Realty Income Corp.	302,174	15,091
Regional Malls—1.5%
Simon Property Group, Inc.	48,746	5,266
Shopping Centers—5.9%
Brixmor Property Group, Inc.	466,756	9,699
	Shares	Value

Retail—continued
Shopping Centers—continued
Kimco Realty Corp.	91,420	$ 1,608
Regency Centers Corp.	165,000	9,808
		21,115

Total Retail		41,472

Self Storage—10.1%
CubeSmart	326,614	12,454
Extra Space Storage, Inc.	51,814	6,299
Public Storage	65,555	17,275
		36,028

Specialty—3.9%
American Tower Corp.	55,295	9,094
SBA Communications Corp. Class A	24,600	4,924
		14,018

Total Common Stocks (Identified Cost $271,530)		349,329

Total Long-Term Investments—98.1% (Identified Cost $271,530)		349,329

TOTAL INVESTMENTS—98.1% (Identified Cost $271,530)		$349,329
Other assets and liabilities, net—1.9%		6,697
NET ASSETS—100.0%		$356,026

Abbreviation:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$349,329	$349,329
Total Investments	$349,329	$349,329
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
61

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.7%
Communication Services—15.1%
Addcn Technology Co., Ltd. (Taiwan)	6,305	$ 40
Autohome, Inc. ADR (China)	1,903	58
Baltic Classifieds Group plc (United Kingdom)	67,832	161
Sarana Menara Nusantara Tbk PT (Indonesia)	658,400	41
Tencent Holdings Ltd. (China)	1,300	51
Tongdao Liepin Group (China)(1)	10,336	9
Wirtualna Polska Holding S.A. (Poland)	1,864	43
		403

Consumer Discretionary—14.2%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	574	50
Allegro.eu S.A. (Poland)(1)	11,270	83
JD.com, Inc. ADR (China)	1,233	36
JD.com, Inc. Class A (China)	1,447	21
momo.com, Inc. (Taiwan)	2,057	32
Union Auction PCL Foreign Shares (Thailand)	179,200	51
Vasta Platform Ltd. Class A (Brazil)(1)	25,571	106
		379

Consumer Staples—16.7%
Anhui Gujing Distillery Co., Ltd. Class B (China)	4,100	69
Carlsberg Brewery Malaysia Bhd (Malaysia)	11,200	48
Heineken Malaysia Bhd (Malaysia)	10,800	56
Multi Bintang Indonesia Tbk PT (Indonesia)	99,000	55
Pernod Ricard S.A. (France)	372	62
Thai Beverage PCL (Thailand)	142,500	60
Wal-Mart de Mexico SAB de C.V. (Mexico)	16,546	62
Wuliangye Yibin Co., Ltd. Class A (China)	1,700	36
		448

	Shares	Value

Financials—15.0%
Bank Central Asia Tbk PT (Indonesia)	100,000	$ 57
Caixa Seguridade Participacoes S.A. (Brazil)	27,268	61
HDFC Bank Ltd. ADR (India)	799	47
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)	632	61
Kfin Technologies Ltd. (India)(1)	11,157	63
Qualitas Controladora SAB de C.V. (Mexico)	6,394	48
United Overseas Bank Ltd. (Singapore)	3,100	65
		402

Health Care—1.6%
Prodia Widyahusada Tbk PT (Indonesia)	104,000	43
Industrials—26.7%
Credit Bureau Asia Ltd. (Singapore)	136,900	92
GFC Ltd. (Taiwan)	16,000	39
Grupa Pracuj S.A. (Poland)	10,787	141
Haitian International Holdings Ltd. (China)	27,166	58
Humanica PCL Foreign Shares (Thailand)	69,700	21
NICE Information Service Co., Ltd. (South Korea)	4,472	33
Precision Tsugami China Corp., Ltd. (China)	53,000	54
S-1 Corp. (South Korea)	955	40
Saramin Co., Ltd. (South Korea)	1,814	28
Tegma Gestao Logistica S.A. (Brazil)	29,366	151
Wizz Air Holdings plc (Hungary)(1)	2,475	58
		715

Information Technology—8.4%
Koh Young Technology, Inc. (South Korea)	3,807	35
LEENO Industrial, Inc. (South Korea)	408	46
	Shares	Value

	Information Technology—continued
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,645	$ 143
		224

	Total Common Stocks (Identified Cost $2,919)	2,614

	Total Long-Term Investments—97.7% (Identified Cost $2,919)	2,614

	TOTAL INVESTMENTS—97.7% (Identified Cost $2,919)	$2,614
	Other assets and liabilities, net—2.3%	61
	NET ASSETS—100.0%	$2,675

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $61 or 2.3% of net assets.

Country Weightings (Unaudited)†
China	17%
Brazil	12
Poland	10
Taiwan	10
Indonesia	8
South Korea	7
United Kingdom	6
Other	30
Total	100%
† % of total investments as of September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
62

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,614	$2,614
Total Investments	$2,614	$2,614
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements
63

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—94.8%
Communication Services—18.2%
Addcn Technology Co., Ltd. (Taiwan)	1,040,555	$ 6,560
Autohome, Inc. ADR (China)	180,362	5,474
Baltic Classifieds Group plc (United Kingdom)	6,496,770	15,457
Dayamitra Telekomunikasi PT (Indonesia)	84,982,000	3,739
Sarana Menara Nusantara Tbk PT (Indonesia)	103,760,586	6,445
Tongdao Liepin Group (China)(1)	2,176,257	1,945
Wirtualna Polska Holding S.A. (Poland)	358,347	8,236
		47,856

Consumer Discretionary—10.3%
Allegro.eu S.A. (Poland)(1)	1,185,278	8,746
momo.com, Inc. (Taiwan)	201,300	3,130
Union Auction PCL Foreign Shares (Thailand)(2)	33,162,000	9,472
Vasta Platform Ltd. Class A (Brazil)(1)(2)	1,391,515	5,733
		27,081

Consumer Staples—8.4%
Anhui Gujing Distillery Co., Ltd. Class B (China)	383,509	6,415
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,468,000	6,253
Clicks Group Ltd. (South Africa)	219,376	2,997
Heineken Malaysia Bhd (Malaysia)	1,234,600	6,395
		22,060

Financials—8.3%
Caixa Seguridade Participacoes S.A. (Brazil)	2,648,125	5,880
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	61,759	5,978
Kfin Technologies Ltd. (India)(1)	610,556	3,452
Qualitas Controladora SAB de C.V. (Mexico)	861,988	6,490
		21,800

Health Care—2.2%
Haw Par Corp., Ltd. (Singapore)	794,374	5,724
	Shares	Value

Industrials—30.2%
Computer Age Management Services Ltd. (India)	221,707	$ 6,703
Grupa Pracuj S.A. (Poland)	1,005,421	13,118
Haitian International Holdings Ltd. (China)	2,791,218	5,917
Humanica PCL Foreign Shares (Thailand)	16,086,100	4,771
IndiaMart InterMesh Ltd. (India)	123,067	4,263
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,791,000	3,195
NICE Information Service Co., Ltd. (South Korea)	537,368	3,934
S-1 Corp. (South Korea)	166,975	7,004
Saramin Co., Ltd. (South Korea)	291,036	4,551
Sporton International, Inc. (Taiwan)	903,268	7,065
Tegma Gestao Logistica S.A. (Brazil)	2,936,385	15,118
Wizz Air Holdings plc (Hungary)(1)	153,044	3,585
		79,224

Information Technology—13.3%
Douzone Bizon Co., Ltd. (South Korea)	176,409	3,791
Koh Young Technology, Inc. (South Korea)	371,460	3,408
LEENO Industrial, Inc. (South Korea)	53,055	6,047
Oracle Financial Services Software Ltd. (India)	250,312	12,391
TOTVS S.A. (Brazil)	1,018,860	5,457
Webcash Corp. (South Korea)(1)	172,077	1,530
Younglimwon Soft Lab Co., Ltd. (South Korea)	382,706	2,411
		35,035

Materials—3.9%
Avia Avian Tbk PT (Indonesia)	81,982,660	2,971
Corp. Moctezuma SAB de C.V. (Mexico)	1,875,583	7,221
		10,192

Total Common Stocks (Identified Cost $254,864)		248,972

Total Long-Term Investments—94.8% (Identified Cost $254,864)		248,972

	Shares	Value

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(4)	5,819,105	$ 5,819
Total Short-Term Investment (Identified Cost $5,819)		5,819

TOTAL INVESTMENTS—97.0% (Identified Cost $260,683)		$254,791
Other assets and liabilities, net—3.0%		7,828
NET ASSETS—100.0%		$262,619

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $5,978 or 2.3% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
South Korea	13%
Brazil	13
Poland	12
India	11
Taiwan	8
China	8
United Kingdom	6
Other	29
Total	100%
† % of total investments as of September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
64

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$248,972	$248,972
Money Market Mutual Fund	5,819	5,819
Total Investments	$254,791	$254,791
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements
65

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—27.5%
Adevinta ASA (Norway)(1)	2,123,320	$ 21,021
Auto Trader Group plc (United Kingdom)	6,535,881	49,250
Baltic Classifieds Group plc (United Kingdom)(2)	29,622,573	70,478
CTS Eventim AG & Co. KGaA (Germany)	330,096	18,793
Dayamitra Telekomunikasi PT (Indonesia)	680,125,800	29,925
Infrastrutture Wireless Italiane SpA (Italy)	794,750	9,465
New Work SE (Germany)	139,687	14,621
Rightmove plc (United Kingdom)	6,760,767	46,375
		259,928

Consumer Discretionary—7.6%
Allegro.eu S.A. (Poland)(1)	3,506,621	25,874
Goldlion Holdings Ltd. (Hong Kong)	20,707,882	2,671
Max Stock Ltd. (Israel)	5,449,362	10,242
Mercari, Inc. (Japan)(1)	988,300	21,335
Victorian Plumbing Group plc (United Kingdom)	10,746,647	11,538
		71,660

Consumer Staples—4.5%
Anhui Gujing Distillery Co., Ltd. Class B (China)	779,436	13,039
Heineken Malaysia Bhd (Malaysia)	5,757,700	29,823
		42,862

Energy—1.3%
Pason Systems, Inc. (Canada)	1,266,627	12,571
Financials—14.2%
AJ Bell plc (United Kingdom)	9,017,192	30,189
	Shares	Value

Financials—continued
FinecoBank Banca Fineco SpA (Italy)	2,222,655	$ 27,059
Gruppo MutuiOnline SpA (Italy)	1,040,355	27,443
Hypoport SE (Germany)(1)	106,181	14,403
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)(2)	3,565,010	23,314
Nordnet AB publ (Sweden)	689,169	9,109
VNV Global AB (Sweden)(1)	1,935,096	2,954
		134,471

Health Care—4.8%
Haw Par Corp., Ltd. (Singapore)	5,592,812	40,299
Nakanishi, Inc. (Japan)	232,900	5,447
		45,746

Industrials—25.1%
Benefit One, Inc. (Japan)	2,593,200	18,767
CAE, Inc. (Canada)(1)	1,265,973	29,556
Enento Group Oyj (Finland)(1)	779,978	17,482
Haitian International Holdings Ltd. (China)	11,116,072	23,564
Howden Joinery Group plc (United Kingdom)	3,354,510	30,140
Knorr-Bremse AG (Germany)	428,254	27,248
Lumax International Corp., Ltd. (Taiwan)	2,974,333	7,813
MEITEC Group Holdings, Inc. (Japan)	1,561,400	28,252
MTU Aero Engines AG (Germany)	142,039	25,792
S-1 Corp. (South Korea)	672,790	28,220
		236,834

Information Technology—9.7%
Alten S.A. (France)	189,642	24,982
Bouvet ASA (Norway)	4,574,063	24,246
	Shares	Value

Information Technology—continued
Brockhaus Technologies AG (Germany)(1)(2)	568,948	$ 12,933
FDM Group Holdings plc (United Kingdom)	4,616,728	29,291
		91,452

Materials—4.4%
Corp. Moctezuma SAB de C.V. (Mexico)	10,875,224	41,872
Total Common Stocks (Identified Cost $1,014,797)		937,396

Total Long-Term Investments—99.1% (Identified Cost $1,014,797)		937,396

TOTAL INVESTMENTS—99.1% (Identified Cost $1,014,797)		$937,396
Other assets and liabilities, net—0.9%		8,501
NET ASSETS—100.0%		$945,897

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 3H in Notes to Financial Statements.

Country Weightings (Unaudited)†
United Kingdom	31%
Germany	12
Japan	8
Italy	7
Norway	5
Canada	5
Mexico	4
Other	28
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$937,396	$937,396
Total Investments	$937,396	$937,396
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements
66

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—8.2%
NetEase, Inc. (China)	324,562	$ 6,611
NetEase, Inc. ADR (China)	87,485	8,762
Telkom Indonesia Persero Tbk PT (Indonesia)	66,518,107	16,140
Tencent Holdings Ltd. (China)	1,621,787	63,414
		94,927

Consumer Discretionary—19.7%
Alibaba Group Holding Ltd. (China)(1)	1,840,922	20,123
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	347,313	30,126
Americana Restaurants International plc (United Arab Emirates)	17,157,781	19,152
China Tourism Group Duty Free Corp., Ltd. Class A (China)	537,286	7,795
Eicher Motors Ltd. (India)	636,391	26,416
Galaxy Entertainment Group Ltd. (Hong Kong)	1,182,037	7,117
JD.com, Inc. Class A (China)	785,272	11,542
Lojas Renner S.A. (Brazil)	2,752,459	7,338
Meituan Class B (China)(1)	636,613	9,316
MercadoLibre, Inc. (Brazil)(1)	11,664	14,789
Midea Group Co., Ltd. Class A (China)	918,391	6,976
Sands China Ltd. (China)(1)	3,056,619	9,368
Shenzhou International Group Holdings Ltd. (China)	953,607	9,133
Titan Co., Ltd. (India)	388,050	14,714
Yum China Holdings, Inc. (China)	359,156	20,012
Yum China Holdings, Inc. (China)	252,526	14,247
		228,164

Consumer Staples—20.7%
Chacha Food Co., Ltd. Class A (China)	2,327,766	10,418
Clicks Group Ltd. (South Africa)	1,427,361	19,499
Dino Polska S.A. (Poland)(1)	207,894	16,894
Heineken N.V. (Netherlands)	259,917	22,935
Hindustan Unilever Ltd. (India)	498,108	14,789
Inner Mongolia Yili Industrial Group Co., Ltd. Class A (China)	2,990,069	10,861
Kweichow Moutai Co., Ltd. Class A (China)	52,803	13,002
	Shares	Value

Consumer Staples—continued
Orion Corp. (South Korea)	201,060	$ 19,117
President Chain Store Corp. (Taiwan)	3,701,034	30,096
Raia Drogasil S.A. (Brazil)	7,262,821	39,893
Wal-Mart de Mexico SAB de C.V. (Mexico)	11,219,484	42,348
		239,852

Energy—2.5%
Reliance Industries Ltd. (India)	1,019,588	28,792
Financials—18.1%
Banco BTG Pactual S.A. (Brazil)	2,858,419	17,646
Bancolombia S.A. Sponsored ADR (Colombia)	318,195	8,489
Bank Central Asia Tbk PT (Indonesia)	35,082,790	20,033
Bank Rakyat Persero Tbk PT (Indonesia)	102,900,439	34,788
HDFC Bank Ltd. (India)	3,244,733	59,638
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	738,079	27,578
Kotak Mahindra Bank Ltd. (India)	884,733	18,492
Saudi Tadawul Group Holding Co. (Saudi Arabia)	268,596	13,822
SCB X PCL Foreign Shares (Thailand)	840,034	2,365
United Overseas Bank Ltd. (Singapore)	317,525	6,620
		209,471

Health Care—2.8%
Cipla Ltd. (India)	1,292,372	18,460
Max Healthcare Institute Ltd. (India)	1,986,985	13,577
		32,037

Industrials—7.6%
Airtac International Group (Taiwan)	319,086	9,677
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	635,665	10,436
Polycab India Ltd. (India)	215,084	13,839
Shanghai M&G Stationery, Inc. Class A (China)	2,090,287	10,446
Shenzhen Inovance Technology Co., Ltd. Class A (China)	708,471	6,449
Techtronic Industries Co., Ltd. (Hong Kong)	563,999	5,474
Voltas Ltd. (India)	1,158,587	12,045
WEG S.A. (Brazil)	1,244,022	8,994
	Shares	Value

Industrials—continued
Wuxi Lead Intelligent Equipment Co., Ltd. Class A (China)	2,878,588	$ 10,727
		88,087

Information Technology—16.2%
Accton Technology Corp. (Taiwan)	799,161	12,205
Infosys Ltd. (India)	950,402	16,429
Samsung Electronics Co., Ltd. (South Korea)	1,111,258	56,329
Samsung SDI Co., Ltd. (South Korea)	27,870	10,575
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3,980,719	64,494
Tata Consultancy Services Ltd. (India)	232,354	9,873
TOTVS S.A. (Brazil)	3,282,621	17,580
		187,485

Materials—1.9%
APL Apollo Tubes Ltd. (India)	454,699	8,898
Avia Avian Tbk PT (Indonesia)	372,599,168	13,501
		22,399

Utilities—1.8%
ENN Energy Holdings Ltd. (China)	1,009,998	8,383
Power Grid Corp. of India Ltd. (India)	4,917,081	11,828
		20,211

Total Common Stocks (Identified Cost $1,130,159)		1,151,425

Total Long-Term Investments—99.5% (Identified Cost $1,130,159)		1,151,425

TOTAL INVESTMENTS—99.5% (Identified Cost $1,130,159)		$1,151,425
Other assets and liabilities, net—0.5%		5,943
NET ASSETS—100.0%		$1,157,368

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
67

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
Country Weightings (Unaudited)†
China	25%
India	23
Taiwan	10
Brazil	9
South Korea	7
Indonesia	7
Mexico	5
Other	14
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,151,425	$1,151,425
Total Investments	$1,151,425	$1,151,425
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements
68

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—96.0%
Consumer Discretionary—13.2%
Amadeus IT Group S.A. (Spain)	248,269	$ 15,035
Ferrari N.V. (Italy)	88,041	26,035
Flutter Entertainment plc (Ireland)(1)	114,991	18,832
Hermes International SCA (France)	4,952	9,056
Yum China Holdings, Inc. (China)	267,677	15,102
		84,060

Consumer Staples—8.5%
Alimentation Couche-Tard, Inc. (Canada)	209,358	10,632
Diageo plc (United Kingdom)	276,735	10,244
L’Oreal S.A. (France)	30,634	12,735
Nestle S.A. Registered Shares (Switzerland)	182,810	20,719
		54,330

Energy—2.5%
Schlumberger N.V. (United States)	277,955	16,205
Financials—16.4%
Aon plc Class A (United States)	69,976	22,688
Intact Financial Corp. (Canada)	93,682	13,658
London Stock Exchange Group plc (United Kingdom)	310,316	31,175
Mastercard, Inc. Class A (United States)	93,162	36,884
		104,405

Health Care—9.5%
Alcon, Inc. (Switzerland)	359,192	27,837
EssilorLuxottica S.A. (France)	84,664	14,784
Hoya Corp. (Japan)	89,408	9,169
Mettler-Toledo International, Inc. (United States)(1)	7,923	8,779
		60,569

	Shares	Value

Industrials—24.2%
Ashtead Group plc (United Kingdom)	295,718	$ 18,047
Canadian National Railway Co. (Canada)	72,201	7,819
Epiroc AB Class A (Sweden)	859,105	16,356
Experian plc (Ireland)	272,057	8,932
IMCD N.V. (Netherlands)	47,943	6,083
RELX plc (United Kingdom)	1,148,674	38,892
Rentokil Initial plc (United Kingdom)	3,510,826	26,138
Spirax-Sarco Engineering plc (United Kingdom)	53,419	6,209
Wolters Kluwer N.V. (Netherlands)	212,396	25,745
		154,221

Information Technology—18.7%
Constellation Software, Inc. (Canada)	21,136	43,635
Halma plc (United Kingdom)	377,329	8,924
Keyence Corp. (Japan)	20,663	7,674
Obic Co., Ltd. (Japan)	160,728	24,398
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	143,153	12,440
Tata Consultancy Services Ltd. (India)	512,511	21,778
		118,849

Materials—3.0%
Air Liquide S.A. (France)	111,604	18,860
Total Common Stocks (Identified Cost $472,654)		611,499

Warrant—0.0%
Information Technology—0.0%
Constellation Software, Inc. (Canada), 03/31/40(1)(2)	21,398	—
Total Warrant (Identified Cost $—)		—

Total Long-Term Investments—96.0% (Identified Cost $472,654)		611,499

	Shares	Value

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(3)	9,469,495	$ 9,469
Total Short-Term Investment (Identified Cost $9,469)		9,469

TOTAL INVESTMENTS—97.5% (Identified Cost $482,123)		$620,968
Other assets and liabilities, net—2.5%		15,803
NET ASSETS—100.0%		$636,771

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United Kingdom	23%
United States	15
Canada	12
France	9
Switzerland	8
Japan	7
Netherlands	5
Other	21
Total	100%
† % of total investments as of September 30, 2023.
See Notes to Financial Statements
69

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$611,499	$611,499	$—
Warrant	—	—	— (1)
Money Market Mutual Fund	9,469	9,469	—
Total Investments	$620,968	$620,968	$— (1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Financial Statements
70

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Communication Services—2.3%
Alphabet, Inc. Class C (United States)(1)	46,767	$ 6,166
Consumer Discretionary—11.4%
Amazon.com, Inc. (United States)(1)	87,546	11,129
Booking Holdings, Inc. (United States)(1)	1,038	3,201
Flutter Entertainment plc (Ireland)(1)	42,986	7,040
LVMH Moet Hennessy Louis Vuitton SE (France)	3,919	2,968
NIKE, Inc. Class B (United States)	19,087	1,825
Yum China Holdings, Inc. (China)	67,226	3,746
		29,909

Consumer Staples—16.6%
Coca-Cola Co. (The) (United States)	200,445	11,221
Kobe Bussan Co., Ltd. (Japan)	110,490	2,592
L’Oreal S.A. (France)	9,680	4,024
Mondelez International, Inc. Class A (United States)	112,592	7,814
Nestle S.A. Registered Shares (Switzerland)	103,667	11,749
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,676,277	6,327
		43,727

Financials—17.8%
CME Group, Inc. Class A (United States)	52,968	10,605
HDFC Bank Ltd. (India)	609,947	11,211
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	51,925	1,940
London Stock Exchange Group plc (United Kingdom)	86,033	8,643
Mastercard, Inc. Class A (United States)	23,005	9,108
Visa, Inc. Class A (United States)	22,784	5,241
		46,748

Health Care—19.8%
Abbott Laboratories (United States)	73,649	7,133
Alcon, Inc. (Switzerland)	69,450	5,383
Becton Dickinson & Co. (United States)	27,528	7,117
	Shares	Value

Health Care—continued
Boston Scientific Corp. (United States)(1)	139,075	$ 7,343
EssilorLuxottica S.A. (France)	37,215	6,498
Hoya Corp. (Japan)	33,958	3,482
Intuitive Surgical, Inc. (United States)(1)	2,446	715
Thermo Fisher Scientific, Inc. (United States)	7,865	3,981
UnitedHealth Group, Inc. (United States)	20,897	10,536
		52,188

Industrials—10.0%
Ashtead Group plc (United Kingdom)	104,219	6,360
RB Global, Inc. (Canada)	10,620	664
RELX plc (United Kingdom)	328,875	11,135
Rentokil Initial plc (United Kingdom)	1,099,097	8,183
		26,342

Information Technology—16.3%
Adobe, Inc. (United States)(1)	7,236	3,690
Constellation Software, Inc. (Canada)	3,277	6,765
Microsoft Corp. (United States)	46,244	14,602
ServiceNow, Inc. (United States)(1)	6,441	3,600
Synopsys, Inc. (United States)(1)	6,856	3,147
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	67,963	5,906
Tata Consultancy Services Ltd. (India)	119,392	5,073
		42,783

Materials—4.5%
Air Liquide S.A. (France)	23,587	3,986
Sherwin-Williams Co. (The) (United States)	10,272	2,620
Vulcan Materials Co. (United States)	25,364	5,124
		11,730

Total Common Stocks (Identified Cost $183,810)		259,593

	Shares	Value

Warrant—0.0%
Information Technology—0.0%
Constellation Software, Inc. (Canada), 03/31/40(1)(2)	3,277	$ —
Total Warrant (Identified Cost $—)		—

Total Long-Term Investments—98.7% (Identified Cost $183,810)		259,593

TOTAL INVESTMENTS—98.7% (Identified Cost $183,810)		$259,593
Other assets and liabilities, net—1.3%		3,339
NET ASSETS—100.0%		$262,932

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Country Weightings (Unaudited)†
United States	52%
United Kingdom	13
France	7
Switzerland	7
India	6
Canada	3
Ireland	3
Other	9
Total	100%
† % of total investments as of September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
71

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$259,593	$259,593	$—
Warrant	—	—	— (1)
Total Investments	$259,593	$259,593	$— (1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Financial Statements
72

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.6%
Communication Services—3.3%
Infrastrutture Wireless Italiane SpA (Italy)	17,340	$ 207
Consumer Discretionary—16.3%
Amadeus IT Group S.A. (Spain)	2,734	166
Booking Holdings, Inc. (United States)(1)	38	117
Cie Financiere Richemont S.A. Registered Shares (Switzerland)	1,044	128
Ferrari N.V. (Italy)	668	197
Flutter Entertainment plc (Ireland)(1)	1,245	204
Hermes International SCA (France)	34	62
LVMH Moet Hennessy Louis Vuitton SE (France)	197	149
		1,023

Consumer Staples—14.9%
Diageo plc (United Kingdom)	4,532	168
Heineken N.V. (Netherlands)	1,932	170
L’Oreal S.A. (France)	346	144
Nestle S.A. Registered Shares (Switzerland)	2,931	332
Pernod Ricard S.A. (France)	732	122
		936

Financials—10.9%
Edenred SE (France)	3,448	216
London Stock Exchange Group plc (United Kingdom)	3,240	326
UBS Group AG Registered Shares (Switzerland)	5,690	141
		683

	Shares	Value

Health Care—10.0%
Alcon, Inc. (Switzerland)	4,107	$ 318
Amplifon SpA (Italy)	3,304	98
EssilorLuxottica S.A. (France)	1,228	215
		631

Industrials—29.3%
Ashtead Group plc (United Kingdom)	2,768	169
Epiroc AB Class A (Sweden)	5,998	114
Experian plc (Ireland)	5,357	176
IMCD N.V. (Netherlands)	499	64
RELX plc (United Kingdom)	10,574	358
Rentokil Initial plc (United Kingdom)	40,591	302
Spirax-Sarco Engineering plc (United Kingdom)	670	78
Vinci S.A. (France)	2,496	277
Wolters Kluwer N.V. (Netherlands)	2,499	303
		1,841

Information Technology—7.0%
Accenture plc Class A (United States)	641	197
ASML Holding N.V. (Netherlands)	230	136
Halma plc (United Kingdom)	4,537	107
		440

Materials—4.4%
Air Liquide S.A. (France)	1,127	191
Sika AG Registered Shares (Switzerland)	347	88
		279

	Shares	Value

	Utilities—1.5%
EDP - Energias de Portugal S.A. (Portugal)	22,373	$ 93
	Total Common Stocks (Identified Cost $4,752)	6,133

	Total Long-Term Investments—97.6% (Identified Cost $4,752)	6,133

	TOTAL INVESTMENTS—97.6% (Identified Cost $4,752)	$6,133
	Other assets and liabilities, net—2.4%	150
	NET ASSETS—100.0%	$6,283

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United Kingdom	25%
France	22
Switzerland	16
Netherlands	11
Italy	8
Ireland	6
United States	5
Other	7
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,133	$6,133
Total Investments	$6,133	$6,133
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Financial Statements
73

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Assets
Investment in securities at value(1)	$ 63,186	$ 304,415	$ 23,008	$ 5,267
Investment in affiliates at value(2)	—	—	—	12,916
Foreign currency at value(3)	11	23	— (a)	—
Cash	626	2,477	658	—
Receivables
Investment securities sold	317	—	—	—
Fund shares sold	11	375	— (a)	—
Dividends	131	1,252	103	7
Receivable from adviser	—	—	—	11
Tax reclaims	65	277	44	—
Prepaid Trustees’ retainer	1	6	— (a)	— (a)
Prepaid expenses	16	22	15	21
Other assets	9	41	3	2
Total assets	64,373	308,888	23,831	18,224
Liabilities
Due to custodian	—	—	—	23
Payables
Fund shares repurchased	71	382	— (a)	16
Investment securities purchased	321	497	—	7
Investment advisory fees	35	171	8	—
Distribution and service fees	7	7	— (a)	3
Administration and accounting fees	6	27	3	2
Transfer agent and sub-transfer agent fees and expenses	14	110	6	6
Professional fees	31	33	31	18
Trustee deferred compensation plan	9	41	3	2
Interest expense and/or commitment fees	— (a)	2	— (a)	— (a)
Other accrued expenses	5	19	4	1
Total liabilities	499	1,289	55	78
Net Assets	$ 63,874	$ 307,599	$ 23,776	$ 18,146
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 67,132	$ 348,428	$ 32,726	$ 37,724
Accumulated earnings (loss)	(3,258)	(40,829)	(8,950)	(19,578)
Net Assets	$ 63,874	$ 307,599	$ 23,776	$ 18,146
Net Assets:
Class A	$ 24,716	$ 17,965	$ 1,719	$ 10,323
Class C	$ 2,221	$ 3,588	$ 60	$ 358
Class I	$ 28,472	$ 206,071	$ 21,997	$ 6,304
Class R6	$ 8,465	$ 79,975	$ —	$ 1,161
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,998,425	609,385	300,179	829,765
Class C	179,757	129,909	10,676	28,670
Class I	2,301,343	7,208,771	3,824,447	506,861
Class R6	683,138	2,788,329	—	93,442
Net Asset Value and Redemption Price Per Share:*
Class A	$ 12.37	$ 29.48	$ 5.73	$ 12.44
Class C	$ 12.36	$ 27.62	$ 5.63	$ 12.48
Class I	$ 12.37	$ 28.59	$ 5.75	$ 12.44
Class R6	$ 12.39	$ 28.68	$ —	$ 12.42
See Notes to Financial Statements
74

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 13.09	$ 31.20	$ 6.06	$ 13.16
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 67,480	$ 312,629	$ 25,092	$ 3,887
(2) Investment in affiliates at cost	$ —	$ —	$ —	$ 9,511
(3) Foreign currency at cost	$ 11	$ 26	$ —(a)	$ —

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
75

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Fund	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund
Assets
Investment in securities at value(1)	$ 349,329	$ 2,614	$ 239,586	$ 830,671
Investment in affiliates at value(2)	—	—	15,205	106,725
Foreign currency at value(3)	—	—	— (a)	96
Cash	5,838	66	8,435	5,363
Receivables
Investment securities sold	—	— (a)	195	10
Fund shares sold	733	—	250	923
Dividends and interest	1,257	3	362	2,279
Receivable from adviser	—	8	—	—
Tax reclaims	—	—	52	1,984
Prepaid Trustees’ retainer	7	— (a)	5	20
Prepaid expenses	29	9	19	38
Other assets	47	— (a)	34	123
Total assets	357,240	2,700	264,143	948,232
Liabilities
Payables
Fund shares repurchased	568	—	167	878
Investment securities purchased	177	— (a)	62	—
Foreign capital gains tax	—	—	837	—
Investment advisory fees	217	—	260	798
Distribution and service fees	23	— (a)	9	24
Administration and accounting fees	31	1	23	82
Transfer agent and sub-transfer agent fees and expenses	99	— (a)	57	202
Professional fees	32	22	51	152
Trustee deferred compensation plan	47	— (a)	34	123
Interest expense and/or commitment fees	1	— (a)	— (a)	2
Other accrued expenses	19	2	24	74
Total liabilities	1,214	25	1,524	2,335
Net Assets	$ 356,026	$ 2,675	$ 262,619	$ 945,897
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 249,780	$ 3,387	$ 287,709	$ 1,355,087
Accumulated earnings (loss)	106,246	(712)	(25,090)	(409,190)
Net Assets	$ 356,026	$ 2,675	$ 262,619	$ 945,897
Net Assets:
Class A	$ 94,402	$ 98	$ 29,963	$ 41,974
Class C	$ 3,196	$ 76	$ 3,803	$ 17,814
Class I	$ 159,616	$ 143	$ 227,178	$ 809,503
Class R6	$ 98,812	$ 2,358	$ 1,675	$ 76,606
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	5,310,535	12,771	2,283,894	2,635,186
Class C	179,882	10,000	296,013	1,151,791
Class I	9,019,092	18,595	17,167,443	50,473,063
Class R6	5,554,383	306,399	126,544	4,765,102
Net Asset Value and Redemption Price Per Share:*
Class A	$ 17.78	$ 7.67	$ 13.12	$ 15.93
Class C	$ 17.77	$ 7.61	$ 12.85	$ 15.47
Class I	$ 17.70	$ 7.67	$ 13.23	$ 16.04
Class R6	$ 17.79	$ 7.70	$ 13.23	$ 16.08
See Notes to Financial Statements
76

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Fund	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 18.81	$ 8.12	$ 13.88	$ 16.86
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 271,530	$ 2,919	$ 241,730	$ 903,183
(2) Investment in affiliates at cost	$ —	$ —	$ 18,953	$ 111,614
(3) Foreign currency at cost	$ —	$ —	$ —	$ 96

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
77

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Assets
Investment in securities at value(1)	$ 1,151,425	$ 620,968	$ 259,593	$ 6,133
Foreign currency at value(2)	254	3,993	—	— (a)
Cash	7,241	21,161	5,900	183
Receivables
Investment securities sold	5,231	355	2,426	—
Fund shares sold	464	422	62	—
Dividends	1,613	491	178	3
Receivable from adviser	—	—	—	6
Tax reclaims	620	1,317	349	20
Foreign capital gains tax refund	—	130	—	—
Prepaid Trustees’ retainer	29	13	5	— (a)
Prepaid expenses	23	39	27	5
Other assets	166	84	34	1
Total assets	1,167,066	648,973	268,574	6,351
Liabilities
Due to custodian	—	—	— (a)	—
Payables
Fund shares repurchased	3,821	393	243	29
Investment securities purchased	2,964	10,904	4,996	—
Foreign capital gains tax	972	—	17	—
Investment advisory fees	956	492	196	—
Distribution and service fees	47	34	26	1
Administration and accounting fees	108	56	24	1
Transfer agent and sub-transfer agent fees and expenses	390	136	44	2
Professional fees	101	58	40	31
Trustee deferred compensation plan	166	84	34	1
Interest expense and/or commitment fees	3	1	1	— (a)
Other accrued expenses	170	44	21	3
Total liabilities	9,698	12,202	5,642	68
Net Assets	$ 1,157,368	$ 636,771	$ 262,932	$ 6,283
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ 26	$ —	$ —
Capital paid in on shares of beneficial interest	1,623,171	495,755	184,250	5,294
Accumulated earnings (loss)	(465,803)	140,990	78,682	989
Net Assets	$ 1,157,368	$ 636,771	$ 262,932	$ 6,283
Net Assets:
Class A	$ 152,257	$ 136,675	$ 92,451	$ 2,300
Class C	$ 17,208	$ 5,396	$ 6,842	$ 162
Class I	$ 942,601	$ 457,233	$ 84,092	$ 3,821
Class R6	$ 45,302	$ 37,467	$ 79,547	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	21,755,012	5,639,218	6,296,567	221,042
Class C	2,611,567	238,903	632,578	16,530
Class I	127,896,105	18,718,752	5,662,986	365,084
Class R6	6,090,631	1,528,311	5,307,126	—
See Notes to Financial Statements
78

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 7.00	$ 24.24	$ 14.68	$ 10.41
Class C	$ 6.59	$ 22.59	$ 10.82	$ 9.80
Class I	$ 7.37	$ 24.43	$ 14.85	$ 10.47
Class R6	$ 7.44	$ 24.52	$ 14.99	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 7.41	$ 25.65	$ 15.53	$ 11.02
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,130,159	$ 482,123	$ 183,810	$ 4,752
(2) Foreign currency at cost	$ 295	$ 4,060	$ —	$ —(a)

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
79

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED September 30, 2023
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Investment Income
Dividends	$ 2,651	$ 12,095	$ 1,045	$ 146
Dividends from affiliates	—	—	—	253
Foreign taxes withheld	(138)	(444)	(92)	—
Total investment income	2,513	11,651	953	399
Expenses
Investment advisory fees	507	2,988	257	— (1)
Distribution and service fees, Class A	74	52	5	29
Distribution and service fees, Class C	31	44	1	6
Administration and accounting fees	87	365	34	29
Transfer agent fees and expenses	36	154	12	11
Sub-transfer agent fees and expenses, Class A	30	383	2	12
Sub-transfer agent fees and expenses, Class C	4	4	— (2)	1
Sub-transfer agent fees and expenses, Class I	38	279	25	11
Custodian fees	2	3	1	— (2)
Printing fees and expenses	8	24	4	6
Professional fees	27	6	29	17
Interest expense and/or commitment fees	1	8	— (2)	— (2)
Registration fees	45	70	28	45
Trustees’ fees and expenses	6	29	2	2
Miscellaneous expenses	13	39	16	6
Total expenses	909	4,448	416	175
Less net expenses reimbursed and/or waived by investment adviser(3)	(9)	(542)	(90)	(68)
Less low balance account fees	— (2)	— (2)	—	— (2)
Net expenses	900	3,906	326	107
Net investment income (loss)	1,613	7,745	627	292
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,381	(34,510)	(2,649)	468
Investment in affiliates	—	—	—	114
Foreign currency transactions	5	(53)	(11)	—
Capital gains received from investments in affiliates	—	—	—	428
Net change in unrealized appreciation (depreciation) on:
Investments	(3,696)	37,910	3,463	(85)
Investment in affiliates	—	—	—	(72)
Foreign currency transactions	6	33	5	—
Net realized and unrealized gain (loss) on investments	(2,304)	3,380	808	853
Net increase (decrease) in net assets resulting from operations	$ (691)	$ 11,125	$ 1,435	$1,145

(1)	The Adviser does not charge an advisory fee.
(2)	Amount is less than $500 (not in thousands).
(3)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
80

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2023
($ reported in thousands)
	Duff & Phelps Real Estate Securities Fund	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund
Investment Income
Dividends	$ 12,492	$ 86	$ 6,919	$ 25,211
Dividends from affiliates	—	—	1,605	4,317
Foreign taxes withheld	—	(7)	(942)	(3,231)
Total investment income	12,492	79	7,582	26,297
Expenses
Investment advisory fees	2,931	27	3,071	9,466
Distribution and service fees, Class A	265	— (1)	77	115
Distribution and service fees, Class C	39	1	35	194
Administration and accounting fees	405	11	268	1,078
Transfer agent fees and expenses	178	1	110	452
Sub-transfer agent fees and expenses, Class A	156	— (1)	36	48
Sub-transfer agent fees and expenses, Class C	4	—	3	22
Sub-transfer agent fees and expenses, Class I	285	— (1)	212	1,032
Custodian fees	1	1	14	18
Printing fees and expenses	33	2	24	79
Professional fees	12	27	31	66
Interest expense and/or commitment fees	4	— (1)	2	64
Registration fees	84	26	60	100
Trustees’ fees and expenses	32	1	19	88
Miscellaneous expenses	33	11	27	60
Total expenses	4,462	108	3,989	12,882
Less net expenses reimbursed and/or waived by investment adviser(2)	(175)	(74)	(42)	(77)
Less low balance account fees	— (1)	—	—	—
Net expenses	4,287	34	3,947	12,805
Net investment income (loss)	8,205	45	3,635	13,492
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	33,738	(159)	(10,003)	(108,854)
Investment in affiliates	—	—	(231)	(6,001)
Foreign currency transactions	—	(1)	(130)	(198)
Foreign capital gains tax	—	—	(55)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(38,013)	478	45,953	324,469
Investment in affiliates	—	—	(317)	36,394
Foreign currency transactions	—	— (1)	5	98
Foreign capital gains tax	—	—	(837)	—
Net realized and unrealized gain (loss) on investments	(4,275)	318	34,385	245,908
Net increase (decrease) in net assets resulting from operations	$ 3,930	$ 363	$ 38,020	$ 259,400

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
81

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2023
($ reported in thousands)
	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Investment Income
Dividends	$ 43,164	$ 10,503	$ 4,149	$ 134
Securities lending, net of fees	2	5	2	— (1)
Foreign taxes withheld	(4,837)	(1,000)	(272)	(15)
Total investment income	38,329	9,508	3,879	119
Expenses
Investment advisory fees	16,450	5,751	2,255	58
Distribution and service fees, Class A	444	363	238	6
Distribution and service fees, Class C	242	65	80	2
Administration and accounting fees	1,685	668	250	15
Transfer agent fees and expenses	736	318	133	4
Sub-transfer agent fees and expenses, Class A	329	144	68	3
Sub-transfer agent fees and expenses, Class C	30	6	7	— (1)
Sub-transfer agent fees and expenses, Class I	1,289	410	90	4
Custodian fees	116	8	7	2
Printing fees and expenses	54	46	19	3
Professional fees	63	18	29	31
Interest expense and/or commitment fees	30	5	11	— (1)
Registration fees	77	72	67	23
Trustees’ fees and expenses	140	53	21	1
Miscellaneous expenses	12	63	36	11
Total expenses	21,697	7,990	3,311	163
Less net expenses reimbursed and/or waived by investment adviser(2)	(259)	(316)	(215)	(79)
Less low balance account fees	— (1)	(1)	(2)	—
Net expenses	21,438	7,673	3,094	84
Net investment income (loss)	16,891	1,835	785	35
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(182,890)	18,954	15,824	11
Foreign currency transactions	(1,091)	(198)	(97)	(1)
Foreign capital gains tax	(2,551)	(168)	(110)	—
Net change in unrealized appreciation (depreciation) on:
Investments	186,712	93,798	32,357	1,047
Foreign currency transactions	115	105	20	1
Foreign capital gains tax	(382)	(220)	(17)	—
Net realized and unrealized gain (loss) on investments	(87)	112,271	47,977	1,058
Net increase (decrease) in net assets resulting from operations	$ 16,804	$114,106	$48,762	$1,093

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
82

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,613	$ 1,116	$ 7,745	$ 7,361
Net realized gain (loss)	1,386	7,775	(34,563)	(2,038)
Net change in unrealized appreciation (depreciation)	(3,690)	(14,545)	37,943	(124,677)
Increase (decrease) in net assets resulting from operations	(691)	(5,654)	11,125	(119,354)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(3,249)	(1,936)	(132)	(814)
Class C	(337)	(273)	—	(132)
Class I	(3,941)	(2,497)	(2,017)	(12,094)
Class R6	(1,080)	(682)	(1,101)	(3,450)
Total dividends and distributions to shareholders	(8,607)	(5,388)	(3,250)	(16,490)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,045)	1,679	(3,655)	1,543
Class C	(1,009)	(1,501)	(1,207)	918
Class I	(2,152)	(132)	(69,564)	25,272
Class R6	12	917	3,665	11,094
Increase (decrease) in net assets from capital transactions	(4,194)	963	(70,761)	38,827
Net increase (decrease) in net assets	(13,492)	(10,079)	(62,886)	(97,017)
Net Assets
Beginning of period	77,366	87,445	370,485	467,502
End of Period	$ 63,874	$ 77,366	$ 307,599	$ 370,485
See Notes to Financial Statements
83

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps International Real Estate Securities Fund		Duff & Phelps Real Asset Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 627	$ 689	$ 292	$ 244
Net realized gain (loss)	(2,660)	572	1,010	317
Net change in unrealized appreciation (depreciation)	3,468	(12,123)	(157)	(1,563)
Increase (decrease) in net assets resulting from operations	1,435	(10,862)	1,145	(1,002)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(54)	(125)	(95)
Class C	—	—	(1)	(3)
Class I	—	(516)	(112)	(84)
Class R6	—	—	(2)	—
Total dividends and distributions to shareholders	—	(570)	(240)	(182)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(489)	(473)	(1,345)	(910)
Class C	(44)	(108)	(491)	460
Class I	(568)	949	(3,699)	497
Class R6	—	—	1,094	100
Increase (decrease) in net assets from capital transactions	(1,101)	368	(4,441)	147
Net increase (decrease) in net assets	334	(11,064)	(3,536)	(1,037)
Net Assets
Beginning of period	23,442	34,506	21,682	22,719
End of Period	$ 23,776	$ 23,442	$ 18,146	$ 21,682
See Notes to Financial Statements
84

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps Real Estate Securities Fund		KAR Developing Markets Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 8,205	$ 5,054	$ 45	$ 23
Net realized gain (loss)	33,738	37,592	(160)	(272)
Net change in unrealized appreciation (depreciation)	(38,013)	(118,834)	478	(674)
Increase (decrease) in net assets resulting from operations	3,930	(76,188)	363	(923)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(11,213)	(6,201)	(1)	(—) (1)
Class C	(390)	(231)	—	(—) (1)
Class I	(18,652)	(11,149)	(1)	(1)
Class R6	(11,535)	(7,479)	(26)	(15)
Total dividends and distributions to shareholders	(41,790)	(25,060)	(28)	(16)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,346)	(9,319)	2	19
Class C	(624)	(919)	—	—
Class I	(8,891)	518	49	16
Class R6	12,218	(31,411)	(132)	433
Increase (decrease) in net assets from capital transactions	357	(41,131)	(81)	468
Net increase (decrease) in net assets	(37,503)	(142,379)	254	(471)
Net Assets
Beginning of period	393,529	535,908	2,421	2,892
End of Period	$ 356,026	$ 393,529	$ 2,675	$ 2,421

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements
85

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Emerging Markets Small-Cap Fund		KAR International Small-Mid Cap Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 3,635	$ 1,844	$ 13,492	$ 16,884
Net realized gain (loss)	(10,419)	(5,045)	(115,053)	(158,578)
Net change in unrealized appreciation (depreciation)	44,804	(115,998)	360,961	(1,084,164)
Increase (decrease) in net assets resulting from operations	38,020	(119,199)	259,400	(1,225,858)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(4,302)	—	(7,342)
Class C	—	(175)	—	(2,873)
Class I	—	(27,544)	—	(211,939)
Class R6	—	(99)	—	(22,516)
Total dividends and distributions to shareholders	—	(32,120)	—	(244,670)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(6,379)	(6,203)	(11,929)	(10,312)
Class C	1,757	18	(5,143)	(3,254)
Class I	(1,689)	(34,298)	(342,246)	(484,904)
Class R6	392	380	(23,664)	(67,539)
Increase (decrease) in net assets from capital transactions	(5,919)	(40,103)	(382,982)	(566,009)
Net increase (decrease) in net assets	32,101	(191,422)	(123,582)	(2,036,537)
Net Assets
Beginning of period	230,518	421,940	1,069,479	3,106,016
End of Period	$ 262,619	$ 230,518	$ 945,897	$ 1,069,479
See Notes to Financial Statements
86

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Emerging Markets Opportunities Fund		Vontobel Foreign Opportunities Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 16,891	$ 13,585	$ 1,835	$ (1,998)
Net realized gain (loss)	(186,532)	(112,762)	18,588	13,830
Net change in unrealized appreciation (depreciation)	186,445	(724,063)	93,683	(270,395)
Increase (decrease) in net assets resulting from operations	16,804	(823,240)	114,106	(258,563)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(66,729)	(70)	(40,624)
Class C	—	(13,137)	(4)	(3,281)
Class I	—	(656,363)	(221)	(156,089)
Class R6	—	(30,881)	(24)	(12,796)
Total dividends and distributions to shareholders	—	(767,110)	(319)	(212,790)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(41,226)	(26,317)	(19,637)	20,737
Class C	(14,475)	(13,973)	(2,517)	(4,652)
Class I	(643,258)	(1,199,214)	(61,880)	(22,026)
Class R6	(57,081)	(37,502)	(21,484)	13,208
Increase (decrease) in net assets from capital transactions	(756,040)	(1,277,006)	(105,518)	7,267
Net increase (decrease) in net assets	(739,236)	(2,867,356)	8,269	(464,086)
Net Assets
Beginning of period	1,896,604	4,763,960	628,502	1,092,588
End of Period	$ 1,157,368	$ 1,896,604	$ 636,771	$ 628,502
See Notes to Financial Statements
87

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Global Opportunities Fund		Vontobel Greater European Opportunities Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 785	$ (538)	$ 35	$ 1
Net realized gain (loss)	15,617	23,074	10	(301)
Net change in unrealized appreciation (depreciation)	32,360	(103,468)	1,048	(2,358)
Increase (decrease) in net assets resulting from operations	48,762	(80,932)	1,093	(2,658)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(9,087)	(22,330)	—	(114)
Class C	(1,060)	(3,698)	—	(15)
Class I	(7,961)	(26,621)	—	(283)
Class R6	(6,263)	(15,811)	—	—
Total dividends and distributions to shareholders	(24,371)	(68,460)	—	(412)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,570)	6,881	(88)	97
Class C	(2,001)	(4,445)	(88)	(66)
Class I	(22,834)	(24,753)	(796)	(599)
Class R6	17,836	1,948	—	—
Increase (decrease) in net assets from capital transactions	(9,569)	(20,369)	(972)	(568)
Net increase (decrease) in net assets	14,822	(169,761)	121	(3,638)
Net Assets
Beginning of period	248,110	417,871	6,162	9,800
End of Period	$ 262,932	$ 248,110	$ 6,283	$ 6,162
See Notes to Financial Statements
88

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Duff & Phelps Global Infrastructure Fund
Class A
10/1/22 to 9/30/23	$14.16	0.27	—	(0.46)	(0.19)	(0.30)	(1.30)	(1.60)	—	(1.79)	$12.37	(2.40) %	$ 24,716	1.29%	1.29%	1.93%	26%
10/1/21 to 9/30/22	16.17	0.18	—	(1.20)	(1.02)	(0.15)	(0.84)	(0.99)	—	(2.01)	14.16	(7.07)	29,344	1.27 (6)	1.27	1.12	37
10/1/20 to 9/30/21	14.54	0.14	—	1.84	1.98	(0.17)	(0.18)	(0.35)	—	1.63	16.17	13.75	31,857	1.28	1.28	0.86	28
10/1/19 to 9/30/20	16.26	0.20	—	(1.17)	(0.97)	(0.23)	(0.52)	(0.75)	—	(1.72)	14.54	(6.11)	30,172	1.27	1.27	1.35	31
10/1/18 to 9/30/19	14.45	0.25	—	2.38	2.63	(0.27)	(0.55)	(0.82)	—	1.81	16.26	19.13	37,533	1.26	1.26	1.69	30
Class C
10/1/22 to 9/30/23	$14.14	0.16	—	(0.46)	(0.30)	(0.18)	(1.30)	(1.48)	—	(1.78)	$12.36	(3.17) %	$ 2,221	2.07%	2.07%	1.11%	26%
10/1/21 to 9/30/22	16.14	0.05	—	(1.20)	(1.15)	(0.01)	(0.84)	(0.85)	—	(2.00)	14.14	(7.78)	3,544	2.04 (6)	2.04	0.32	37
10/1/20 to 9/30/21	14.50	0.02	—	1.84	1.86	(0.04)	(0.18)	(0.22)	—	1.64	16.14	12.92	5,525	2.02	2.02	0.11	28
10/1/19 to 9/30/20	16.20	0.09	—	(1.16)	(1.07)	(0.11)	(0.52)	(0.63)	—	(1.70)	14.50	(6.83)	9,833	2.03	2.03	0.59	31
10/1/18 to 9/30/19	14.39	0.14	—	2.37	2.51	(0.15)	(0.55)	(0.70)	—	1.81	16.20	18.32	15,046	2.01	2.01	0.97	30
Class I
10/1/22 to 9/30/23	$14.16	0.31	—	(0.47)	(0.16)	(0.33)	(1.30)	(1.63)	—	(1.79)	$12.37	(2.17) %	$ 28,472	1.04%	1.04%	2.19%	26%
10/1/21 to 9/30/22	16.17	0.22	—	(1.21)	(0.99)	(0.18)	(0.84)	(1.02)	—	(2.01)	14.16	(6.84)	34,847	1.03 (6)	1.03	1.36	37
10/1/20 to 9/30/21	14.54	0.18	—	1.85	2.03	(0.22)	(0.18)	(0.40)	—	1.63	16.17	14.07	39,955	1.01	1.01	1.15	28
10/1/19 to 9/30/20	16.27	0.24	—	(1.19)	(0.95)	(0.26)	(0.52)	(0.78)	—	(1.73)	14.54	(5.94)	33,326	1.04	1.04	1.61	31
10/1/18 to 9/30/19	14.45	0.29	—	2.39	2.68	(0.31)	(0.55)	(0.86)	—	1.82	16.27	19.50	50,089	1.02	1.02	1.94	30
Class R6
10/1/22 to 9/30/23	$14.18	0.34	—	(0.47)	(0.13)	(0.36)	(1.30)	(1.66)	—	(1.79)	$12.39	(1.96) %	$ 8,465	0.84%	0.94%	2.39%	26%
10/1/21 to 9/30/22	16.20	0.25	—	(1.22)	(0.97)	(0.21)	(0.84)	(1.05)	—	(2.02)	14.18	(6.74)	9,631	0.87 (6)	0.93	1.53	37
10/1/20 to 9/30/21	14.55	0.21	—	1.85	2.06	(0.23)	(0.18)	(0.41)	—	1.65	16.20	14.30	10,108	0.85	0.92	1.31	28
10/1/19 to 9/30/20	16.27	0.26	—	(1.18)	(0.92)	(0.28)	(0.52)	(0.80)	—	(1.72)	14.55	(5.75)	8,614	0.85	0.94	1.74	31
10/1/18 to 9/30/19	14.45	0.30	—	2.39	2.69	(0.32)	(0.55)	(0.87)	—	1.82	16.27	19.60	9,436	0.91 (7)	0.93	2.02	30

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/22 to 9/30/23	$29.09	0.60	—	(0.02)	0.58	(0.19)	—	(0.19)	—	0.39	$29.48	1.97%	$ 17,965	1.39%	3.14%	1.93%	29%
10/1/21 to 9/30/22	39.17	0.47	—	(9.38)	(8.91)	(0.47)	(0.70)	(1.17)	—	(10.08)	29.09	(23.66)	21,145	1.41 (6)	2.51	1.23	17
10/1/20 to 9/30/21	29.50	0.41	—	9.26	9.67	—	—	—	—	9.67	39.17	32.78	27,127	1.40	2.65	1.14	17
10/1/19 to 9/30/20	34.82	0.41	—	(3.66)	(3.25)	(1.29)	(0.78)	(2.07)	—	(5.32)	29.50	(10.01)	18,740	1.40	2.59	1.34	32
10/1/18 to 9/30/19	30.30	0.51	—	4.46	4.97	(0.44)	(0.01)	(0.45)	—	4.52	34.82	16.72	21,612	1.40	2.61	1.63	31
Class C
10/1/22 to 9/30/23	$27.28	0.34	—	—	0.34	—	—	—	—	0.34	$27.62	1.25%	$ 3,588	2.14%	2.17%	1.15%	29%
10/1/21 to 9/30/22	36.81	0.20	—	(8.86)	(8.66)	(0.17)	(0.70)	(0.87)	—	(9.53)	27.28	(24.25)	4,671	2.16 (6)(8)(9)	2.15	0.56	17
10/1/20 to 9/30/21	27.93	0.23	—	8.65	8.88	—	—	—	—	8.88	36.81	31.79	5,531	2.15	2.16	0.70	17
10/1/19 to 9/30/20	33.42	0.16	—	(3.47)	(3.31)	(1.40)	(0.78)	(2.18)	—	(5.49)	27.93	(10.67)	6,297	2.15	2.19	0.53	32
10/1/18 to 9/30/19	29.50	0.25	—	4.29	4.54	(0.61)	(0.01)	(0.62)	—	3.92	33.42	15.84	9,399	2.15	2.20	0.84	31
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
89

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class I
10/1/22 to 9/30/23	$28.19	0.65	—	—	0.65	(0.25)	—	(0.25)	—	0.40	$28.59	2.26%	$ 206,071	1.14%	1.16%	2.15%	29%
10/1/21 to 9/30/22	38.04	0.55	—	(9.09)	(8.54)	(0.61)	(0.70)	(1.31)	—	(9.85)	28.19	(23.48)	269,095	1.16 (6)(8)(9)	1.16	1.48	17
10/1/20 to 9/30/21	28.73	0.46	—	9.02	9.48	(0.17)	—	(0.17)	—	9.31	38.04	33.13	344,063	1.15 (8)(9)	1.14	1.29	17
10/1/19 to 9/30/20	34.33	0.47	—	(3.54)	(3.07)	(1.75)	(0.78)	(2.53)	—	(5.60)	28.73	(9.79)	168,410	1.15	1.20	1.55	32
10/1/18 to 9/30/19	30.33	0.59	—	4.35	4.94	(0.93)	(0.01)	(0.94)	—	4.00	34.33	17.01	206,723	1.15	1.19	1.90	31
Class R6
10/1/22 to 9/30/23	$28.37	0.76	—	(0.04)	0.72	(0.41)	—	(0.41)	—	0.31	$28.68	2.50%	$ 79,975	0.88%	1.05%	2.49%	29%
10/1/21 to 9/30/22	38.26	0.64	—	(9.13)	(8.49)	(0.70)	(0.70)	(1.40)	—	(9.89)	28.37	(23.27)	75,574	0.91 (6)	1.05	1.74	17
10/1/20 to 9/30/21	28.86	0.61	—	9.00	9.61	(0.21)	—	(0.21)	—	9.40	38.26	33.46	90,781	0.89	1.04	1.73	17
10/1/19 to 9/30/20	34.41	0.65	—	(3.64)	(2.99)	(1.78)	(0.78)	(2.56)	—	(5.55)	28.86	(9.52)	54,992	0.89	1.09	2.29	32
10/1/18 to 9/30/19	30.37	0.54	—	4.47	5.01	(0.96)	(0.01)	(0.97)	—	4.04	34.41	17.23	2,893	0.94 (7)	1.08	1.75	31

Duff & Phelps International Real Estate Securities Fund
Class A
10/1/22 to 9/30/23	$ 5.43	0.13	—	0.17	0.30	—	—	—	—	0.30	$ 5.73	5.52%	$ 1,719	1.49%	1.85%	2.14%	48%
10/1/21 to 9/30/22	8.11	0.14	—	(2.70)	(2.56)	(0.12)	—	(0.12)	—	(2.68)	5.43	(32.02)	2,086	1.51 (6)	1.73	1.90	24
10/1/20 to 9/30/21	6.79	0.14	—	1.18	1.32	—	—	—	—	1.32	8.11	19.44	3,612	1.50	1.75	1.69	71
10/1/19 to 9/30/20	7.96	0.09	—	(0.63)	(0.54)	(0.63)	—	(0.63)	—	(1.17)	6.79	(7.72)	1,843	1.50	1.75	1.32	34
10/1/18 to 9/30/19	7.41	0.14	—	0.68	0.82	(0.27)	—	(0.27)	—	0.55	7.96	11.65	2,318	1.50	1.71	1.87	34
Class C
10/1/22 to 9/30/23	$ 5.38	0.08	—	0.17	0.25	—	—	—	—	0.25	$ 5.63	4.65%	$ 60	2.24%	2.78%	1.35%	48%
10/1/21 to 9/30/22	7.98	0.09	—	(2.69)	(2.60)	—	—	—	—	(2.60)	5.38	(32.58)	98	2.26 (6)	2.56	1.22	24
10/1/20 to 9/30/21	6.73	0.06	—	1.19	1.25	—	—	—	—	1.25	7.98	18.57	273	2.25	2.57	0.74	71
10/1/19 to 9/30/20	7.92	0.04	—	(0.63)	(0.59)	(0.60)	—	(0.60)	—	(1.19)	6.73	(8.37)	526	2.25	2.50	0.61	34
10/1/18 to 9/30/19	7.38	0.08	—	0.68	0.76	(0.22)	—	(0.22)	—	0.54	7.92	10.84	736	2.25	2.44	1.06	34
Class I
10/1/22 to 9/30/23	$ 5.44	0.15	—	0.16	0.31	—	—	—	—	0.31	$ 5.75	5.70%	$ 21,997	1.24%	1.59%	2.46%	48%
10/1/21 to 9/30/22	8.11	0.17	—	(2.71)	(2.54)	(0.13)	—	(0.13)	—	(2.67)	5.44	(31.81)	21,258	1.26 (6)	1.51	2.23	24
10/1/20 to 9/30/21	6.78	0.15	—	1.18	1.33	—	—	—	—	1.33	8.11	19.62	30,621	1.25	1.51	1.89	71
10/1/19 to 9/30/20	7.93	0.11	—	(0.62)	(0.51)	(0.64)	—	(0.64)	—	(1.15)	6.78	(7.37)	25,530	1.25	1.49	1.50	34
10/1/18 to 9/30/19	7.40	0.16	—	0.67	0.83	(0.30)	—	(0.30)	—	0.53	7.93	11.84	51,060	1.25	1.44	2.10	34
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
90

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Duff & Phelps Real Asset Fund
Class A
10/1/22 to 9/30/23	$12.00	0.16	0.26	0.16	0.58	(0.14)	—	(0.14)	—	0.44	$12.44	4.77%	$ 10,323	0.60% (7)	0.92%	1.28%	10%
10/1/21 to 9/30/22	12.55	0.13	0.02	(0.60)	(0.45)	(0.10)	—	(0.10)	—	(0.55)	12.00	(3.64)	11,226	0.81 (6)	0.81	0.99	17
10/1/20 to 9/30/21	10.10	0.02	0.03	2.47	2.52	(0.07)	—	(0.07)	—	2.45	12.55	25.10	12,674	0.85 (6)	0.85	0.19	14
10/1/19 to 9/30/20	11.38	0.27	0.26	(1.46)	(0.93)	(0.35)	—	(0.35)	—	(1.28)	10.10	(8.50)	11,964	1.05 (6)	1.05	2.57	75
10/1/18 to 9/30/19	11.63	0.14	0.16	(0.31)	(0.01)	(0.24)	—	(0.24)	—	(0.25)	11.38	0.18	15,897	0.76	0.76	1.25	13
Class C
10/1/22 to 9/30/23	$12.03	0.16	0.27	0.05	0.48	(0.03)	—	(0.03)	—	0.45	$12.48	3.95%	$ 358	1.36% (7)	1.72%	1.24%	10%
10/1/21 to 9/30/22	12.64	(0.11)	0.02	(0.45)	(0.54)	(0.07)	—	(0.07)	—	(0.61)	12.03	(4.28)	812	1.57 (6)	1.57	(0.82)	17
10/1/20 to 9/30/21	10.19	(0.04)	0.03	2.46	2.45	—	—	—	—	2.45	12.64	24.04	435	1.68 (6)	1.68	(0.33)	14
10/1/19 to 9/30/20	11.32	0.31	0.26	(1.60)	(1.03)	(0.10)	—	(0.10)	—	(1.13)	10.19	(9.17)	604	1.74 (6)	1.74	2.85	75
10/1/18 to 9/30/19	11.50	0.27	0.16	(0.52)	(0.09)	(0.09)	—	(0.09)	—	(0.18)	11.32	(0.65)	2,126	1.50	1.50	2.44	13
Class I
10/1/22 to 9/30/23	$12.00	0.21	0.26	0.13	0.60	(0.16)	—	(0.16)	—	0.44	$12.44	4.96%	$ 6,304	0.36% (7)	0.68%	1.62%	10%
10/1/21 to 9/30/22	12.52	0.15	0.02	(0.58)	(0.41)	(0.11)	—	(0.11)	—	(0.52)	12.00	(3.35)	9,553	0.57 (6)	0.57	1.12	17
10/1/20 to 9/30/21	10.07	0.05	0.03	2.47	2.55	(0.10)	—	(0.10)	—	2.45	12.52	25.47	9,610	0.60 (6)	0.60	0.46	14
10/1/19 to 9/30/20	11.35	0.48	0.26	(1.64)	(0.90)	(0.38)	—	(0.38)	—	(1.28)	10.07	(8.32)	8,759	0.72 (6)	0.72	4.52	75
10/1/18 to 9/30/19	11.62	0.25	0.16	(0.39)	0.02	(0.29)	—	(0.29)	—	(0.27)	11.35	0.44	21,018	0.51	0.51	2.26	13
Class R6
10/1/22 to 9/30/23	$12.02	0.16	0.26	0.20	0.62	(0.22)	—	(0.22)	—	0.40	$12.42	5.13%	$ 1,161	0.20%	0.56%	1.24%	10%
1/31/22 (10) to 9/30/22	13.22	(0.14)	0.02	(1.08)	(1.20)	—	—	—	—	(1.20)	12.02	(9.08)	91	0.22 (6)	0.54	(1.57)	17

Duff & Phelps Real Estate Securities Fund
Class A
10/1/22 to 9/30/23	$19.83	0.36	—	(0.26)	0.10	(0.33)	(1.82)	(2.15)	—	(2.05)	$17.78	0.14%	$ 94,402	1.35%	1.35%	1.85%	29%
10/1/21 to 9/30/22	24.94	0.18	—	(4.16)	(3.98)	(0.24)	(0.89)	(1.13)	—	(5.11)	19.83	(17.05)	107,081	1.34 (6)	1.34	0.73	14
10/1/20 to 9/30/21	18.82	0.22	—	7.10	7.32	(0.46)	(0.74)	(1.20)	—	6.12	24.94	40.33	143,841	1.36	1.36	0.98	14
10/1/19 to 9/30/20	26.33	0.26	—	(3.23)	(2.97)	(0.33)	(4.21)	(4.54)	—	(7.51)	18.82	(12.99)	209,309	1.35	1.35	1.25	40
10/1/18 to 9/30/19	26.76	0.37	—	3.34	3.71	(0.42)	(3.72)	(4.14)	—	(0.43)	26.33	17.33	175,112	1.38	1.38	1.50	30
Class C
10/1/22 to 9/30/23	$19.81	0.21	—	(0.25)	(0.04)	(0.18)	(1.82)	(2.00)	—	(2.04)	$17.77	(0.59) %	$ 3,196	2.07%	2.07%	1.09%	29%
10/1/21 to 9/30/22	24.90	(0.01)	—	(4.13)	(4.14)	(0.06)	(0.89)	(0.95)	—	(5.09)	19.81	(17.64)	4,181	2.06 (6)	2.06	(0.03)	14
10/1/20 to 9/30/21	18.79	0.10	—	7.04	7.14	(0.29)	(0.74)	(1.03)	—	6.11	24.90	39.32	6,244	2.08	2.08	0.43	14
10/1/19 to 9/30/20	26.26	0.08	—	(3.18)	(3.10)	(0.16)	(4.21)	(4.37)	—	(7.47)	18.79	(13.65)	7,280	2.11	2.11	0.38	40
10/1/18 to 9/30/19	26.69	0.19	—	3.32	3.51	(0.22)	(3.72)	(3.94)	—	(0.43)	26.26	16.49	12,325	2.09	2.09	0.78	30
Class I
10/1/22 to 9/30/23	$19.76	0.40	—	(0.27)	0.13	(0.37)	(1.82)	(2.19)	—	(2.06)	$17.70	0.33%	$ 159,616	1.11%	1.11%	2.07%	29%
10/1/21 to 9/30/22	24.85	0.25	—	(4.14)	(3.89)	(0.31)	(0.89)	(1.20)	—	(5.09)	19.76	(16.80)	184,709	1.09 (6)	1.09	0.98	14
10/1/20 to 9/30/21	18.76	0.20	—	7.16	7.36	(0.53)	(0.74)	(1.27)	—	6.09	24.85	40.73	234,084	1.09	1.09	0.92	14
10/1/19 to 9/30/20	26.28	0.30	—	(3.23)	(2.93)	(0.38)	(4.21)	(4.59)	—	(7.52)	18.76	(12.80)	272,248	1.10	1.10	1.43	40
10/1/18 to 9/30/19	26.71	0.44	—	3.34	3.78	(0.49)	(3.72)	(4.21)	—	(0.43)	26.28	17.73	373,801	1.09	1.09	1.81	30
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
91

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Duff & Phelps Real Estate Securities Fund (Continued)
Class R6
10/1/22 to 9/30/23	$19.85	0.47	—	(0.27)	0.20	(0.44)	(1.82)	(2.26)	—	(2.06)	$17.79	0.68%	$ 98,812	0.78%	0.95%	2.43%	29%
10/1/21 to 9/30/22	24.96	0.31	—	(4.16)	(3.85)	(0.37)	(0.89)	(1.26)	—	(5.11)	19.85	(16.57)	97,558	0.80 (6)	0.95	1.21	14
10/1/20 to 9/30/21	18.81	0.20	—	7.26	7.46	(0.57)	(0.74)	(1.31)	—	6.15	24.96	41.15	151,739	0.79	0.94	0.89	14
10/1/19 to 9/30/20	26.30	0.37	—	(3.24)	(2.87)	(0.41)	(4.21)	(4.62)	—	(7.49)	18.81	(12.52)	43,705	0.79	0.96	1.80	40
10/1/18 to 9/30/19	26.72	0.51	—	3.32	3.83	(0.53)	(3.72)	(4.25)	—	(0.42)	26.30	17.94	38,915	0.87 (7)	0.95	2.11	30

KAR Developing Markets Fund
Class A
10/1/22 to 9/30/23	$ 6.75	0.11	—	0.87	0.98	(0.06)	—	(0.06)	—	0.92	$ 7.67	14.56%	$ 98	1.52% (7)	4.24%	1.38%	27%
10/1/21 to 9/30/22	9.63	0.04	—	(2.87)	(2.83)	(0.01)	(0.04)	(0.05)	—	(2.88)	6.75	(29.56)	85	1.56 (6)	4.83	0.53	16
6/22/21 (10) to 9/30/21	10.00	— (11)	—	(0.37)	(0.37)	—	—	—	—	(0.37)	9.63	(3.70)	96	1.55	12.33	0.01	5 (12)
Class C
10/1/22 to 9/30/23	$ 6.69	0.05	—	0.87	0.92	—	—	—	—	0.92	$ 7.61	13.75%	$ 76	2.27% (7)	4.95%	0.63%	27%
10/1/21 to 9/30/22	9.61	(0.02)	—	(2.86)	(2.88)	—	(0.04)	(0.04)	—	(2.92)	6.69	(30.11)	67	2.31 (6)	5.56	(0.25)	16
6/22/21 (10) to 9/30/21	10.00	(0.02)	—	(0.37)	(0.39)	—	—	—	—	(0.39)	9.61	(3.90)	96	2.30	13.08	(0.74)	5 (12)
Class I
10/1/22 to 9/30/23	$ 6.77	0.13	—	0.87	1.00	(0.10)	—	(0.10)	—	0.90	$ 7.67	14.76%	$ 143	1.26% (7)	4.00%	1.68%	27%
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	6.77	(29.38)	80	1.31 (6)	4.53	0.78	16
6/22/21 (10) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	97	1.30	12.08	0.26	5 (12)
Class R6
10/1/22 to 9/30/23	$ 6.77	0.13	—	0.88	1.01	(0.08)	—	(0.08)	—	0.93	$ 7.70	14.97%	$ 2,358	1.21% (7)	3.92%	1.67%	27%
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	6.77	(29.37)	2,189	1.23 (6)	4.53	0.89	16
6/22/21 (10) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	2,603	1.22	12.06	0.34	5 (12)

KAR Emerging Markets Small-Cap Fund
Class A
10/1/22 to 9/30/23	$11.24	0.15	—	1.73	1.88	—	—	—	—	1.88	$13.12	16.73%	$ 29,963	1.78%	1.79%	1.17%	17%
10/1/21 to 9/30/22	17.61	0.05	—	(5.10)	(5.05)	(0.33)	(0.99)	(1.32)	—	(6.37)	11.24	(30.74)	31,637	1.81 (6)(7)(8)(9)	1.80	0.32	24
10/1/20 to 9/30/21	14.93	(0.02)	—	2.87	2.85	(0.17)	—	(0.17)	—	2.68	17.61	19.15	57,403	1.85 (8)(9)	1.81	(0.11)	19
10/1/19 to 9/30/20	12.10	(0.02)	—	3.08	3.06	(0.23)	—	(0.23)	—	2.83	14.93	25.70	39,799	1.85	1.90	(0.17)	47
10/1/18 to 9/30/19	11.66	0.32	—	0.15	0.47	(0.03)	—	(0.03)	—	0.44	12.10	4.10	27,479	1.86	1.90	2.70	44
Class C
10/1/22 to 9/30/23	$11.09	0.07	—	1.69	1.76	—	—	—	—	1.76	$12.85	15.87%	$ 3,803	2.52%	2.51%	0.52%	17%
10/1/21 to 9/30/22	17.41	(0.05)	—	(5.06)	(5.11)	(0.22)	(0.99)	(1.21)	—	(6.32)	11.09	(31.27)	1,589	2.56 (6)(7)	2.62	(0.34)	24
10/1/20 to 9/30/21	14.80	(0.14)	—	2.85	2.71	(0.10)	—	(0.10)	—	2.61	17.41	18.33	2,540	2.60 (8)(9)	2.54	(0.79)	19
10/1/19 to 9/30/20	12.03	(0.11)	—	3.05	2.94	(0.17)	—	(0.17)	—	2.77	14.80	24.75	1,208	2.60	2.61	(0.87)	47
10/1/18 to 9/30/19	11.65	0.17	—	0.21	0.38	—	—	—	—	0.38	12.03	3.26	736	2.61	2.62	1.47	44
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
92

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Emerging Markets Small-Cap Fund (Continued)
Class I
10/1/22 to 9/30/23	$11.31	0.19	—	1.73	1.92	—	—	—	—	1.92	$13.23	16.98%	$ 227,178	1.49%	1.51%	1.47%	17%
10/1/21 to 9/30/22	17.72	0.09	—	(5.12)	(5.03)	(0.39)	(0.99)	(1.38)	—	(6.41)	11.31	(30.49)	196,191	1.51 (6)(7)	1.55	0.61	24
10/1/20 to 9/30/21	15.01	0.05	—	2.86	2.91	(0.20)	—	(0.20)	—	2.71	17.72	19.49	360,774	1.55 (8)(9)	1.51	0.26	19
10/1/19 to 9/30/20	12.16	0.01	—	3.10	3.11	(0.26)	—	(0.26)	—	2.85	15.01	26.01	180,829	1.60	1.62	0.11	47
10/1/18 to 9/30/19	11.70	0.34	—	0.16	0.50	(0.04)	—	(0.04)	—	0.46	12.16	4.33	85,699	1.61	1.67	2.85	44
Class R6
10/1/22 to 9/30/23	$11.30	0.20	—	1.73	1.93	—	—	—	—	1.93	$13.23	17.08%	$ 1,675	1.39%	1.42%	1.58%	17%
10/1/21 to 9/30/22	17.74	0.13	—	(5.14)	(5.01)	(0.44)	(0.99)	(1.43)	—	(6.44)	11.30	(30.43)	1,101	1.41 (6)(7)	1.45	0.96	24
10/1/20 to 9/30/21	15.01	0.13	—	2.82	2.95	(0.22)	—	(0.22)	—	2.73	17.74	19.71	1,223	1.41 (8)(9)	1.41	0.72	19
10/1/19 to 9/30/20	12.16	0.02	—	3.10	3.12	(0.27)	—	(0.27)	—	2.85	15.01	26.13	125	1.50	1.51	0.17	47
8/1/19 (10) to 9/30/19	12.36	0.03	—	(0.23)	(0.20)	—	—	—	—	(0.20)	12.16	(1.62)	98	1.51 (6)	1.62	1.44	44 (12)

KAR International Small-Mid Cap Fund
Class A
10/1/22 to 9/30/23	$12.53	0.16	—	3.24	3.40	—	—	—	—	3.40	$15.93	27.13%	$ 41,974	1.45%	1.45%	1.04%	16%
10/1/21 to 9/30/22	24.72	0.11	—	(10.47)	(10.36)	(0.44)	(1.39)	(1.83)	—	(12.19)	12.53	(45.16)	42,670	1.44 (6)(8)	1.44	0.55	21
10/1/20 to 9/30/21	19.15	0.04	—	5.74	5.78	(0.16)	(0.05)	(0.21)	— (11)	5.57	24.72	30.29 (13)	100,353	1.53 (7)(8)	1.53	0.18	23
10/1/19 to 9/30/20	16.95	0.02	—	2.51	2.53	(0.33)	—	(0.33)	—	2.20	19.15	14.98	78,101	1.56 (8)	1.56	0.13	48
10/1/18 to 9/30/19	17.15	0.44	—	(0.47)	(0.03)	(0.06)	(0.11)	(0.17)	— (11)	(0.20)	16.95	(0.05) (13)	70,958	1.55 (8)	1.55	2.66	30
Class C
10/1/22 to 9/30/23	$12.26	0.05	—	3.16	3.21	—	—	—	—	3.21	$15.47	26.18%	$ 17,814	2.20%	2.21%	0.30%	16%
10/1/21 to 9/30/22	24.23	(0.03)	—	(10.28)	(10.31)	(0.27)	(1.39)	(1.66)	—	(11.97)	12.26	(45.57)	18,430	2.20 (6)(8)	2.20	(0.18)	21
10/1/20 to 9/30/21	18.78	(0.13)	—	5.65	5.52	(0.02)	(0.05)	(0.07)	— (11)	5.45	24.23	29.43 (13)	42,388	2.25 (7)	2.25	(0.55)	23
10/1/19 to 9/30/20	16.64	(0.11)	—	2.45	2.34	(0.20)	—	(0.20)	—	2.14	18.78	14.07	33,524	2.27 (8)	2.27	(0.65)	48
10/1/18 to 9/30/19	16.89	0.32	—	(0.46)	(0.14)	—	(0.11)	(0.11)	— (11)	(0.25)	16.64	(0.78) (13)	37,210	2.29 (8)	2.29	1.93	30
Class I
10/1/22 to 9/30/23	$12.58	0.21	—	3.25	3.46	—	—	—	—	3.46	$16.04	27.50%	$ 809,503	1.20%	1.20%	1.31%	16%
10/1/21 to 9/30/22	24.86	0.15	—	(10.51)	(10.36)	(0.53)	(1.39)	(1.92)	—	(12.28)	12.58	(45.04)	927,917	1.19 (6)(8)	1.19	0.76	21
10/1/20 to 9/30/21	19.25	0.12	—	5.76	5.88	(0.22)	(0.05)	(0.27)	— (11)	5.61	24.86	30.69 (13)	2,685,996	1.24 (7)(8)	1.24	0.49	23
10/1/19 to 9/30/20	17.03	0.06	—	2.53	2.59	(0.37)	—	(0.37)	—	2.22	19.25	15.28	1,705,562	1.28 (8)	1.28	0.35	48
10/1/18 to 9/30/19	17.24	0.50	—	(0.49)	0.01	(0.11)	(0.11)	(0.22)	— (11)	(0.21)	17.03	0.18 (13)	1,372,552	1.30 (8)	1.30	2.96	30
Class R6
10/1/22 to 9/30/23	$12.60	0.22	—	3.26	3.48	—	—	—	—	3.48	$16.08	27.62%	$ 76,606	1.09%	1.09%	1.38%	16%
10/1/21 to 9/30/22	24.89	0.17	—	(10.52)	(10.35)	(0.55)	(1.39)	(1.94)	—	(12.29)	12.60	(44.97)	80,462	1.09 (6)(8)	1.09	0.86	21
10/1/20 to 9/30/21	19.27	0.16	—	5.75	5.91	(0.24)	(0.05)	(0.29)	— (11)	5.62	24.89	30.82 (13)	277,279	1.15 (7)(8)	1.15	0.65	23
10/1/19 to 9/30/20	17.05	0.11	—	2.50	2.61	(0.39)	—	(0.39)	—	2.22	19.27	15.35	75,086	1.18 (8)	1.18	0.65	48
10/1/18 to 9/30/19	17.26	0.43	—	(0.41)	0.02	(0.12)	(0.11)	(0.23)	— (11)	(0.21)	17.05	0.24 (13)	40,866	1.19 (8)	1.19	2.60	30
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
93

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Vontobel Emerging Markets Opportunities Fund
Class A
10/1/22 to 9/30/23	$ 7.05	0.05	—	(0.10)	(0.05)	—	—	—	—	(0.05)	$ 7.00	(0.71) %	$ 152,257	1.58%	1.59%	0.72%	52%
10/1/21 to 9/30/22	11.91	0.02	—	(2.55)	(2.53)	(0.10)	(2.23)	(2.33)	—	(4.86)	7.05	(26.30)	193,151	1.58 (6)	1.58	0.18	54
10/1/20 to 9/30/21	11.01	(0.04)	—	0.99	0.95	(0.05)	—	(0.05)	—	0.90	11.91	8.58	362,477	1.54	1.54	(0.33)	67
10/1/19 to 9/30/20	10.65	0.01	—	0.55	0.56	(0.16)	(0.04)	(0.20)	—	0.36	11.01	5.22	369,053	1.57	1.57	0.07	55
10/1/18 to 9/30/19	10.44	0.12	—	0.42	0.54	(0.06)	(0.27)	(0.33)	—	0.21	10.65	5.64	479,456	1.57	1.57	1.20	30
Class C
10/1/22 to 9/30/23	$ 6.68	— (11)	—	(0.09)	(0.09)	—	—	—	—	(0.09)	$ 6.59	(1.35) %	$ 17,208	2.27%	2.28%	(0.03) %	52%
10/1/21 to 9/30/22	11.46	(0.05)	—	(2.42)	(2.47)	(0.08)	(2.23)	(2.31)	—	(4.78)	6.68	(26.85)	31,378	2.28 (6)	2.28	(0.55)	54
10/1/20 to 9/30/21	10.62	(0.13)	—	0.97	0.84	—	—	—	—	0.84	11.46	7.91	72,832	2.22	2.22	(1.06)	67
10/1/19 to 9/30/20	10.27	(0.06)	—	0.52	0.46	(0.07)	(0.04)	(0.11)	—	0.35	10.62	4.49	99,139	2.25	2.25	(0.61)	55
10/1/18 to 9/30/19	10.08	0.04	—	0.42	0.46	—	(0.27)	(0.27)	—	0.19	10.27	4.93	135,668	2.25	2.25	0.41	30
Class I
10/1/22 to 9/30/23	$ 7.40	0.08	—	(0.11)	(0.03)	—	—	—	—	(0.03)	$ 7.37	(0.41) %	$ 942,601	1.24%	1.25%	1.04%	52%
10/1/21 to 9/30/22	12.35	0.04	—	(2.65)	(2.61)	(0.11)	(2.23)	(2.34)	—	(4.95)	7.40	(26.00)	1,572,456	1.24 (6)	1.24	0.46	54
10/1/20 to 9/30/21	11.41	— (11)	—	1.02	1.02	(0.08)	—	(0.08)	—	0.94	12.35	8.93	4,124,645	1.23	1.23	(0.03)	67
10/1/19 to 9/30/20	11.03	0.04	—	0.58	0.62	(0.20)	(0.04)	(0.24)	—	0.38	11.41	5.57	5,178,655	1.26	1.26	0.38	55
10/1/18 to 9/30/19	10.82	0.17	—	0.42	0.59	(0.11)	(0.27)	(0.38)	—	0.21	11.03	5.91	6,228,010	1.25	1.25	1.56	30
Class R6
10/1/22 to 9/30/23	$ 7.45	0.10	—	(0.11)	(0.01)	—	—	—	—	(0.01)	$ 7.44	(0.13) %	$ 45,302	0.97%	1.16%	1.30%	52%
10/1/21 to 9/30/22	12.40	0.07	—	(2.67)	(2.60)	(0.12)	(2.23)	(2.35)	—	(4.95)	7.45	(25.82)	99,619	1.00 (6)	1.16	0.74	54
10/1/20 to 9/30/21	11.44	0.03	—	1.03	1.06	(0.10)	—	(0.10)	—	0.96	12.40	9.21	204,006	0.98	1.13	0.23	67
10/1/19 to 9/30/20	11.04	0.06	—	0.59	0.65	(0.21)	(0.04)	(0.25)	—	0.40	11.44	5.86	200,523	0.98	1.15	0.59	55
10/1/18 to 9/30/19	10.82	0.19	—	0.42	0.61	(0.12)	(0.27)	(0.39)	—	0.22	11.04	6.11	119,946	1.03 (7)	1.13	1.80	30

Vontobel Foreign Opportunities Fund
Class A
10/1/22 to 9/30/23	$20.49	0.01	—	3.75	3.76	—	(0.01)	(0.01)	—	3.75	$24.24	18.36%	$ 136,675	1.38%	1.40%	0.02%	55%
10/1/21 to 9/30/22	34.97	(0.12)	—	(7.42)	(7.54)	—	(6.94)	(6.94)	—	(14.48)	20.49	(27.20)	132,361	1.40 (6)(8)(9)	1.40	(0.46)	57
10/1/20 to 9/30/21	31.75	(0.15)	—	5.63	5.48	—	(2.26)	(2.26)	—	3.22	34.97	17.95	204,395	1.39	1.40	(0.43)	81
10/1/19 to 9/30/20	30.44	(0.10)	—	3.64	3.54	(0.09)	(2.14)	(2.23)	—	1.31	31.75	12.02	176,146	1.39	1.43	(0.35)	63
10/1/18 to 9/30/19	34.62	0.11	—	1.25	1.36	(0.15)	(5.39)	(5.54)	—	(4.18)	30.44	7.08	186,206	1.40 (7)	1.44	0.38	64
Class C
10/1/22 to 9/30/23	$19.22	(0.15)	—	3.53	3.38	—	(0.01)	(0.01)	—	3.37	$22.59	17.60%	$ 5,396	2.04%	2.14%	(0.66) %	55%
10/1/21 to 9/30/22	33.41	(0.30)	—	(6.95)	(7.25)	—	(6.94)	(6.94)	—	(14.19)	19.22	(27.68)	6,744	2.06 (6)	2.14	(1.18)	57
10/1/20 to 9/30/21	30.62	(0.37)	—	5.42	5.05	—	(2.26)	(2.26)	—	2.79	33.41	17.16	18,014	2.05	2.12	(1.17)	81
10/1/19 to 9/30/20	29.54	(0.29)	—	3.51	3.22	—	(2.14)	(2.14)	—	1.08	30.62	11.26	30,294	2.05	2.12	(1.01)	63
10/1/18 to 9/30/19	33.83	(0.10)	—	1.23	1.13	(0.03)	(5.39)	(5.42)	—	(4.29)	29.54	6.40	41,638	2.07 (7)	2.13	(0.34)	64
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
94

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Vontobel Foreign Opportunities Fund (Continued)
Class I
10/1/22 to 9/30/23	$20.58	0.08	—	3.78	3.86	—	(0.01)	(0.01)	—	3.85	$24.43	18.77%	$ 457,233	1.06%	1.12%	0.34%	55%
10/1/21 to 9/30/22	35.00	(0.04)	—	(7.44)	(7.48)	—	(6.94)	(6.94)	—	(14.42)	20.58	(26.97)	440,340	1.08 (6)	1.14	(0.16)	57
10/1/20 to 9/30/21	31.74	(0.04)	—	5.62	5.58	(0.06)	(2.26)	(2.32)	—	3.26	35.00	18.32	803,474	1.07	1.11	(0.12)	81
10/1/19 to 9/30/20	30.43	— (11)	—	3.63	3.63	(0.18)	(2.14)	(2.32)	—	1.31	31.74	12.37	784,711	1.07	1.13	(0.02)	63
10/1/18 to 9/30/19	34.70	0.20	—	1.24	1.44	(0.32)	(5.39)	(5.71)	—	(4.27)	30.43	7.43	761,809	1.08 (7)	1.13	0.68	64
Class R6
10/1/22 to 9/30/23	$20.63	0.11	—	3.79	3.90	—	(0.01)	(0.01)	—	3.89	$24.52	18.91%	$ 37,467	0.94%	1.04%	0.46%	55%
10/1/21 to 9/30/22	35.03	— (11)	—	(7.46)	(7.46)	—	(6.94)	(6.94)	—	(14.40)	20.63	(26.88)	49,057	0.97 (6)	1.06	— (14)	57
10/1/20 to 9/30/21	31.76	(0.01)	—	5.63	5.62	(0.09)	(2.26)	(2.35)	—	3.27	35.03	18.44	66,705	0.95	1.03	(0.03)	81
10/1/19 to 9/30/20	30.44	0.03	—	3.64	3.67	(0.21)	(2.14)	(2.35)	—	1.32	31.76	12.49	84,764	0.95	1.04	0.11	63
10/1/18 to 9/30/19	34.72	0.29	—	1.18	1.47	(0.36)	(5.39)	(5.75)	—	(4.28)	30.44	7.57	69,198	0.96 (7)	1.04	0.97	64

Vontobel Global Opportunities Fund
Class A
10/1/22 to 9/30/23	$13.53	0.02	—	2.59	2.61	—	(1.46)	(1.46)	—	1.15	$14.68	20.16%	$ 92,451	1.36%	1.40%	0.11%	43%
10/1/21 to 9/30/22	21.43	(0.06)	—	(4.06)	(4.12)	(0.28)	(3.50)	(3.78)	—	(7.90)	13.53	(24.10)	87,009	1.37 (6)	1.40	(0.32)	33
10/1/20 to 9/30/21	18.63	(0.09)	—	3.31	3.22	—	(0.42)	(0.42)	—	2.80	21.43	17.47	130,814	1.36	1.39	(0.43)	49
10/1/19 to 9/30/20	16.37	(0.05)	—	2.65	2.60	—	(0.34)	(0.34)	—	2.26	18.63	16.03	111,264	1.36	1.41	(0.28)	48
10/1/18 to 9/30/19	17.02	0.02	—	0.97	0.99	— (11)	(1.64)	(1.64)	—	(0.65)	16.37	7.62	99,951	1.37 (7)	1.40	0.11	35
Class C
10/1/22 to 9/30/23	$10.38	(0.07)	—	1.97	1.90	—	(1.46)	(1.46)	—	0.44	$10.82	19.36%	$ 6,842	2.11%	2.16%	(0.67) %	43%
10/1/21 to 9/30/22	17.37	(0.15)	—	(3.09)	(3.24)	(0.25)	(3.50)	(3.75)	—	(6.99)	10.38	(24.71)	8,393	2.12 (6)	2.15	(1.10)	33
10/1/20 to 9/30/21	15.28	(0.20)	—	2.71	2.51	—	(0.42)	(0.42)	—	2.09	17.37	16.64	19,745	2.11	2.13	(1.21)	49
10/1/19 to 9/30/20	13.58	(0.14)	—	2.18	2.04	—	(0.34)	(0.34)	—	1.70	15.28	15.19	25,626	2.11	2.13	(1.03)	48
10/1/18 to 9/30/19	14.51	(0.08)	—	0.79	0.71	—	(1.64)	(1.64)	—	(0.93)	13.58	6.89	28,147	2.12 (7)	2.16	(0.64)	35
Class I
10/1/22 to 9/30/23	$13.63	0.05	—	2.63	2.68	—	(1.46)	(1.46)	—	1.22	$14.85	20.55%	$ 84,092	1.09%	1.16%	0.36%	43%
10/1/21 to 9/30/22	21.53	(0.01)	—	(4.10)	(4.11)	(0.29)	(3.50)	(3.79)	—	(7.90)	13.63	(23.93)	96,319	1.10 (6)	1.16	(0.07)	33
10/1/20 to 9/30/21	18.67	(0.03)	—	3.31	3.28	—	(0.42)	(0.42)	—	2.86	21.53	17.76	178,017	1.09	1.13	(0.16)	49
10/1/19 to 9/30/20	16.39	— (11)	—	2.66	2.66	(0.04)	(0.34)	(0.38)	—	2.28	18.67	16.41	153,902	1.09	1.17	(0.02)	48
10/1/18 to 9/30/19	17.02	0.06	—	0.99	1.05	(0.04)	(1.64)	(1.68)	—	(0.63)	16.39	7.98	124,340	1.10 (7)	1.17	0.41	35
Class R6
10/1/22 to 9/30/23	$13.72	0.09	—	2.64	2.73	—	(1.46)	(1.46)	—	1.27	$14.99	20.81%	$ 79,547	0.90%	1.06%	0.58%	43%
10/1/21 to 9/30/22	21.63	0.02	—	(4.12)	(4.10)	(0.31)	(3.50)	(3.81)	—	(7.91)	13.72	(23.80)	56,389	0.91 (6)	1.07	0.11	33
10/1/20 to 9/30/21	18.72	— (11)	—	3.33	3.33	—	(0.42)	(0.42)	—	2.91	21.63	17.98	89,295	0.90	1.05	0.02	49
10/1/19 to 9/30/20	16.42	0.03	—	2.66	2.69	(0.05)	(0.34)	(0.39)	—	2.30	18.72	16.59	89,980	0.90	1.08	0.18	48
10/1/18 to 9/30/19	17.03	0.13	—	0.94	1.07	(0.04)	(1.64)	(1.68)	—	(0.61)	16.42	8.19	65,704	0.90 (7)	1.08	0.80	35
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
95

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Vontobel Greater European Opportunities Fund
Class A
10/1/22 to 9/30/23	$ 8.86	0.05	—	1.50	1.55	—	—	—	—	1.55	$10.41	17.49%	$ 2,300	1.36% (7)	2.54%	0.42%	39%
10/1/21 to 9/30/22	13.04	(0.01)	—	(3.63)	(3.64)	(0.02)	(0.52)	(0.54)	—	(4.18)	8.86	(29.21)	2,023	1.41 (6)	2.19	(0.12)	29
10/1/20 to 9/30/21	11.24	(0.01)	—	2.36	2.35	—	(0.55)	(0.55)	—	1.80	13.04	21.44	2,853	1.41 (7)	2.34	(0.11)	33
10/1/19 to 9/30/20	11.55	(0.02)	—	1.09	1.07	(0.06)	(1.32)	(1.38)	—	(0.31)	11.24	9.82	1,486	1.45	3.58	(0.19)	51
10/1/18 to 9/30/19	15.62	0.07	—	(0.38)	(0.31)	(0.14)	(3.62)	(3.76)	—	(4.07)	11.55	2.14	1,378	1.45	2.99	0.62	16
Class C
10/1/22 to 9/30/23	$ 8.41	(0.03)	—	1.42	1.39	—	—	—	—	1.39	$ 9.80	16.53%	$ 162	2.12% (7)	3.23%	(0.35) %	39%
10/1/21 to 9/30/22	12.47	(0.10)	—	(3.44)	(3.54)	—	(0.52)	(0.52)	—	(4.06)	8.41	(29.72)	207	2.16 (6)	2.86	(0.89)	29
10/1/20 to 9/30/21	10.85	(0.11)	—	2.28	2.17	—	(0.55)	(0.55)	—	1.62	12.47	20.52	386	2.16 (7)	3.06	(0.95)	33
10/1/19 to 9/30/20	11.21	(0.09)	—	1.05	0.96	—	(1.32)	(1.32)	—	(0.36)	10.85	9.01	430	2.20	4.31	(0.91)	51
10/1/18 to 9/30/19	15.22	(0.04)	—	(0.35)	(0.39)	—	(3.62)	(3.62)	—	(4.01)	11.21	1.34	579	2.20	3.73	(0.32)	16
Class I
10/1/22 to 9/30/23	$ 8.89	0.07	—	1.51	1.58	—	—	—	—	1.58	$10.47	17.77%	$ 3,821	1.11% (7)	2.25%	0.63%	39%
10/1/21 to 9/30/22	13.06	0.01	—	(3.62)	(3.61)	(0.04)	(0.52)	(0.56)	—	(4.17)	8.89	(29.00)	3,932	1.16 (6)	1.92	0.12	29
10/1/20 to 9/30/21	11.23	0.01	—	2.37	2.38	—	(0.55)	(0.55)	—	1.83	13.06	21.74	6,561	1.16 (7)	2.05	0.12	33
10/1/19 to 9/30/20	11.55	0.01	—	1.09	1.10	(0.10)	(1.32)	(1.42)	—	(0.32)	11.23	10.06	2,562	1.20	3.31	0.12	51
10/1/18 to 9/30/19	15.65	0.12	—	(0.41)	(0.29)	(0.19)	(3.62)	(3.81)	—	(4.10)	11.55	2.36	2,280	1.20	2.72	1.00	16

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Net expense ratio includes extraordinary proxy expenses.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	The share class is currently under its expense limitation.
(9)	See 3D in the Notes to Financial statements for information on recapture of expenses previously reimbursed and/or waived.
(10)	Inception date.
(11)	Amount is less than $0.005 per share.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	Payment from affiliate had no impact on total return.
(14)	Amount is less than 0.005%.
See Notes to Financial Statements
96

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2023
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 25 funds of the Trust are offered for sale, of which 12 (each a “Fund” or collectively, the “Funds”) are reported in this annual report. Each Fund has a distinct investment objective and all of the Funds except the Duff & Phelps Real Asset Fund and KAR Developing Markets Fund are diversified. Each Fund’s investment objective is outlined in its respective Fund Summary page. There is no guarantee that a Fund will achieve its objective(s).
The Duff & Phelps Real Asset Fund is a fund of funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.
All of the Funds offer Class A shares, Class C shares, and Class I shares. All of the Funds with the exception of the Duff & Phelps International Real Estate Securities Fund and Vontobel Greater European Opportunities Fund also offer Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and
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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees (the “Board”) has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of September 30, 2023, none of the Funds were lending under the agreement with BNYM.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the applicable Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of each Fund:
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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	First $1 Billion	$1+ Billion
KAR Developing Markets Fund	1.00%	0.95%
KAR Emerging Markets Small-Cap Fund	1.20	1.15
Vontobel Emerging Markets Opportunities Fund	1.00	0.95
Vontobel Greater European Opportunities Fund	0.85	0.80

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps International Real Estate Securities Fund	1.00	0.95	0.90
Duff & Phelps Real Estate Securities Fund	0.75	0.70	0.65
Vontobel Global Opportunities Fund	0.85	0.80	0.75

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Vontobel Foreign Opportunities Fund	0.85%	0.80%	0.75%

	First $3 Billion	$3+ Billion
KAR International Small-Mid Cap Fund	0.90%	0.85%
Duff & Phelps Real Asset Fund – the Adviser does not charge an advisory fee.
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the applicable Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM(1)
Duff & Phelps Global Real Estate Securities Fund	DPIM(1)
Duff & Phelps International Real Estate Securities Fund	DPIM(1)
Duff & Phelps Real Asset Fund	DPIM(1)
Duff & Phelps Real Estate Securities Fund	DPIM(1)
KAR Developing Markets Fund	KAR(2)
KAR Emerging Markets Small-Cap Fund	KAR(2)
KAR International Small-Mid Cap Fund	KAR(2)
Vontobel Emerging Markets Opportunities Fund	Vontobel(3)
Vontobel Foreign Opportunities Fund	Vontobel(3)
Vontobel Global Opportunities Fund	Vontobel(3)
Vontobel Greater European Opportunities Fund	Vontobel(3)
(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Vontobel Asset Management, Inc. (“Vontobel”).
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Global Infrastructure Fund	N/A	N/A	N/A	0.85%
Duff & Phelps Global Real Estate Securities Fund	1.40%	2.15%	1.15%	0.89
Duff & Phelps International Real Estate Securities Fund	1.50	2.25	1.25	N/A
Duff & Phelps Real Asset Fund	0.50 (1)	1.25 (1)	0.25 (1)	0.20
Duff & Phelps Real Estate Securities Fund	N/A	N/A	N/A	0.79
KAR Developing Markets Fund	1.50 (2)	2.25 (2)	1.25 (2)	1.20 (2)
KAR Emerging Markets Small-Cap Fund	1.79	2.53	1.50	1.40
KAR International Small-Mid Cap Fund	1.45	2.20	1.20	1.10
Vontobel Emerging Markets Opportunities Fund	N/A	N/A	N/A	0.98
Vontobel Foreign Opportunities Fund	1.39	2.05	1.07	0.95
Vontobel Global Opportunities Fund	1.36	2.11	1.09	0.90
Vontobel Greater European Opportunities Fund	1.35 (3)	2.10 (3)	1.10 (3)	N/A
(1)	Effective January 1, 2023.
(2)	Effective January 1, 2023. For the period October 1, 2022 through December 31, 2022, the expense caps were as follows for Class A shares, Class C shares, Class I shares and Class R6 shares, respectively: 1.55%, 2.30%, 1.30% and 1.22%.
(3)	Effective January 1, 2023. For the period October 1, 2022 through December 31, 2022, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 1.40%, 2.15%, and 1.15%.

The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending September 30:

	Expiration
Fund	2024	2025	2026	Total
Duff & Phelps Global Infrastructure Fund
Class R6	$ 6	$ 7	$ 9	$ 22
Duff & Phelps Global Real Estate Securities Fund
Class A	296	303	366	965
Class C	2	— (1)	2	4
Class I	34	58	45	137
Class R6	100	137	131	368
Duff & Phelps International Real Estate Securities Fund
Class A	7	7	7	21
Class C	1	1	— (1)	2
Class I	72	69	83	224
Duff & Phelps Real Asset Fund
Class A	—	—	37	37
Class C	—	—	2	2
Class I	—	—	27	27
Class R6	—	— (1)	2	2
Duff & Phelps Real Estate Securities Fund
Class R6	193	204	175	572
KAR Developing Markets Fund
Class A	3	3	3	9
Class C	3	3	2	8
Class I	3	3	4	10
Class R6	80	81	65	226
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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Expiration
Fund	2024	2025	2026	Total
KAR Emerging Markets Small-Cap Fund
Class A	$ —	$ —	$ 2	$ 2
Class C	—	— (1)	1	1
Class I	—	106	50	156
Class R6	—	— (1)	— (1)	— (1)
KAR International Small-Mid Cap Fund
Class A	—	—	1	1
Class C	—	—	2	2
Class I	—	—	74	74
Vontobel Emerging Markets Opportunities Fund
Class A	—	—	12	12
Class C	—	—	2	2
Class I	—	—	92	92
Class R6	343	226	153	722
Vontobel Foreign Opportunities Fund
Class A	19	8	27	54
Class C	18	10	6	34
Class I	330	376	321	1,027
Class R6	62	60	46	168
Vontobel Global Opportunities Fund
Class A	38	29	44	111
Class C	6	4	4	14
Class I	78	71	67	216
Class R6	136	117	109	362
Vontobel Greater European Opportunities Fund
Class A	20	20	29	69
Class C	4	2	2	8
Class I	50	42	48	140
(1)	Amount is less than $500 (not in thousands).
During the year ended September 30, 2023, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
Duff & Phelps Global Real Estate Securities Fund	$—	$— (1)	$ 2	$—	$ 2
KAR Emerging Markets Small-Cap Fund	2	1	8	—	11
Vontobel Foreign Opportunities Fund	8	— (1)	76	— (1)	84
Vontobel Global Opportunities Fund	4	1	4	—	9
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended September 30, 2023, it retained net commissions of $19 for Class A shares and CDSC of $7 and $2 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended September 30, 2023, the Funds incurred administration fees totaling $4,540 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended September 30, 2023, the Funds incurred transfer agent fees totaling $2,033 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At September 30, 2023, Virtus and its affiliates held shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Developing Markets Fund
Class A	10,000	$ 77
Class C	10,000	76
Class I	10,000	77
Class R6	305,906	2,355
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended September 30, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Duff & Phelps Real Asset Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the year ended September 30, 2023, is as follows:

	Value, beginning of period	Purchases (2)	Sales proceeds(3)	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Dividend income	Distributions of realized gains
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds—71.2%
Equity Funds—65.7%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$ 4,782	$553	$ 370	$ (39)	$(569)	$ 4,357	351,614	$125	$428
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	4,517	65	470	(118)	199	4,193	146,209	65	—
Virtus Duff & Phelps Select MLP and Energy Fund Class I	3,771	115	1,046	262	273	3,375	285,778	(12) (4)	—
Fixed Income Fund—5.5%
Virtus Newfleet Senior Floating Rate Fund Class R6	1,113	169	325	9	25	991	114,104	75	—
Total	$14,183	$902	$2,211	$ 114	$ (72)	$12,916		$253	$428
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
A summary of the Funds’ total long-term and short-term purchases and sales of the securities of affiliated issuers during the year ended September 30, 2023, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Emerging Markets Small-Cap Fund
Common Stocks—5.8%
Tegma Gestao Logistica S.A.(5)	$14,162	$—	$4,080	$(141)	$ 162	$ —	—	$1,063	$—
Union Auction PCL	8,843	—	374	(90)	1,093	9,472	33,162,000	542	—
Vasta Platform Ltd.(6)	7,305	—	—	—	(1,572)	5,733	1,391,515	—	—
Total	$30,310	$—	$4,454	$(231)	$ (317)	$15,205		$1,605	$—

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR International Small-Mid Cap Fund
Common Stocks—11.3%
Baltic Classifieds Group plc	$ 51,417	$—	$ 7,301	$(2,728)	$ 29,090	$ 70,478	29,622,573	$ 813	$—
Bouvet ASA(5)	32,964	—	11,131	5,450	(18,040)	—	—	1,340	—
Brockhaus Technologies AG(6)	11,694	—	4,641	(2,806)	8,686	12,933	568,948	—	—
Max Stock Ltd.(5)	12,788	—	5,747	(6,437)	18,478	—	—	827	—
Mortgage Advice Bureau Holdings Ltd.	28,962	—	4,348	520	(1,820)	23,314	3,565,010	1,337	—
Total	$137,825	$—	$33,168	$(6,001)	$ 36,394	$106,725		$4,317	$—
Footnote Legend:
(1)	The Duff & Phelps Real Asset Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At September 30, 2023, the Fund was the owner of record of 11% of the Virtus Duff & Phelps Select MLP and Energy Fund Class I and the owner of record of less than 10% of all other affiliated underlying funds.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Includes return of capital.
(4)	Includes return of capital dividend reclassification in the amount of $(115), relating to a prior year dividend which exceeded the aggregate of dividend income earned during the current year.
(5)	Issuer is not an affiliated investment of the Fund at September 30, 2023.
(6)	Non-income producing.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2023.
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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended September 30, 2023, were as follows:
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$ 20,281	$ 31,780
Duff & Phelps Global Real Estate Securities Fund	99,419	162,932
Duff & Phelps International Real Estate Securities Fund	12,046	12,499
Duff & Phelps Real Asset Fund	2,079	5,810
Duff & Phelps Real Estate Securities Fund	112,461	145,899
KAR Developing Markets Fund	694	703
KAR Emerging Markets Small-Cap Fund	41,653	54,383
KAR International Small-Mid Cap Fund	160,156	526,530
Vontobel Emerging Markets Opportunities Fund	855,178	1,589,891
Vontobel Foreign Opportunities Fund	353,222	443,768
Vontobel Global Opportunities Fund	112,619	142,715
Vontobel Greater European Opportunities Fund	2,548	3,350
There were no purchases or sales of long-term U.S. government and agency securities during the year ended September 30, 2023.
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	101	$ 1,440	235	$ 3,873	144	$ 4,484	210	$ 8,141
Reinvestment of distributions	220	3,038	113	1,828	3	101	15	653
Shares repurchased and cross class conversions	(395)	(5,523)	(245)	(4,022)	(265)	(8,240)	(191)	(7,251)
Net Increase / (Decrease)	(74)	$ (1,045)	103	$ 1,679	(118)	$ (3,655)	34	$ 1,543
Class C
Shares sold and cross class conversions	5	$ 71	31	$ 511	19	$ 553	79	$ 2,924
Reinvestment of distributions	24	337	16	269	—	—	4	132
Shares repurchased and cross class conversions	(100)	(1,417)	(139)	(2,281)	(60)	(1,760)	(62)	(2,138)
Net Increase / (Decrease)	(71)	$ (1,009)	(92)	$ (1,501)	(41)	$ (1,207)	21	$ 918
Class I
Shares sold and cross class conversions	355	$ 5,052	429	$ 7,026	2,353	$ 71,017	3,749	$ 137,771
Reinvestment of distributions	283	3,900	153	2,472	68	2,014	298	11,968
Shares repurchased and cross class conversions	(798)	(11,104)	(592)	(9,630)	(4,758)	(142,595)	(3,546)	(124,467)
Net Increase / (Decrease)	(160)	$ (2,152)	(10)	$ (132)	(2,337)	$ (69,564)	501	$ 25,272
105

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	62	$ 869	106	$ 1,756	437	$ 13,299	458	$ 16,994
Reinvestment of distributions	78	1,080	42	675	36	1,091	85	3,414
Shares repurchased and cross class conversions	(136)	(1,937)	(93)	(1,514)	(349)	(10,725)	(252)	(9,314)
Net Increase / (Decrease)	4	$ 12	55	$ 917	124	$ 3,665	291	$ 11,094

	Duff & Phelps International Real Estate Securities Fund				Duff & Phelps Real Asset Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	13	$ 75	18	$ 140	31	$ 393	133	$ 1,849
Reinvestment of distributions	—	—	7	52	9	113	6	84
Shares repurchased and cross class conversions	(97)	(564)	(86)	(665)	(145)	(1,851)	(214)	(2,843)
Net Increase / (Decrease)	(84)	$ (489)	(61)	$ (473)	(105)	$ (1,345)	(75)	$ (910)
Class C
Shares sold and cross class conversions	— (1)	$ 2	2	$ 14	9	$ 114	76	$ 1,037
Reinvestment of distributions	—	—	—	—	— (1)	1	— (1)	3
Shares repurchased and cross class conversions	(8)	(46)	(18)	(122)	(48)	(606)	(43)	(580)
Net Increase / (Decrease)	(8)	$ (44)	(16)	$ (108)	(39)	$ (491)	33	$ 460
Class I
Shares sold and cross class conversions	613	$ 3,671	669	$ 4,921	52	$ 676	386	$ 5,218
Reinvestment of distributions	—	—	65	516	9	110	6	83
Shares repurchased and cross class conversions	(698)	(4,239)	(598)	(4,488)	(351)	(4,485)	(363)	(4,804)
Net Increase / (Decrease)	(85)	$ (568)	136	$ 949	(290)	$ (3,699)	29	$ 497
Class R6
Shares sold and cross class conversions	—	$ —	—	$ —	87	$ 1,111	8	$ 100
Shares repurchased and cross class conversions	—	—	—	—	(1)	(17)	—	—
Net Increase / (Decrease)	—	$ —	—	$ —	86	$ 1,094	8	$ 100

106

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Duff & Phelps Real Estate Securities Fund				KAR Developing Markets Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	547	$ 10,587	864	$ 22,100	— (1)	$ 2	3	$ 19
Reinvestment of distributions	583	10,848	228	6,019	— (1)	— (2)	—	—
Shares repurchased and cross class conversions	(1,218)	(23,781)	(1,461)	(37,438)	—	—	—	—
Net Increase / (Decrease)	(88)	$ (2,346)	(369)	$ (9,319)	— (1)	$ 2	3	$ 19
Class C
Shares sold and cross class conversions	22	$ 437	43	$ 1,092	—	$ —	—	$ —
Reinvestment of distributions	21	390	8	229	—	—	—	—
Shares repurchased and cross class conversions	(74)	(1,451)	(91)	(2,240)	—	—	—	—
Net Increase / (Decrease)	(31)	$ (624)	(40)	$ (919)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	2,253	$ 43,360	2,943	$ 73,762	7	$ 50	2	$ 16
Reinvestment of distributions	983	18,212	420	10,979	— (1)	1	— (1)	— (2)
Shares repurchased and cross class conversions	(3,567)	(70,463)	(3,434)	(84,223)	(—) (1)	(2)	—	—
Net Increase / (Decrease)	(331)	$ (8,891)	(71)	$ 518	7	$ 49	2	$ 16
Class R6
Shares sold and cross class conversions	1,614	$ 31,718	1,723	$ 43,154	1	$ 4	53	$ 433
Reinvestment of distributions	618	11,509	283	7,461	1	4	—	—
Shares repurchased and cross class conversions	(1,591)	(31,009)	(3,171)	(82,026)	(19)	(140)	—	—
Net Increase / (Decrease)	641	$ 12,218	(1,165)	$ (31,411)	(17)	$ (132)	53	$ 433

	KAR Emerging Markets Small-Cap Fund				KAR International Small-Mid Cap Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	869	$ 10,974	1,023	$ 14,093	479	$ 7,538	841	$ 15,750
Shares issued-merger (See Note 12)	—	—	—	—	—	—	24	607
Reinvestment of distributions	—	—	277	4,301	—	—	323	7,192
Shares repurchased and cross class conversions	(1,399)	(17,353)	(1,745)	(24,597)	(1,250)	(19,467)	(1,842)	(33,861)
Net Increase / (Decrease)	(530)	$ (6,379)	(445)	$ (6,203)	(771)	$ (11,929)	(654)	$ (10,312)
107

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	KAR Emerging Markets Small-Cap Fund				KAR International Small-Mid Cap Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	211	$ 2,478	34	$ 488	46	$ 708	62	$ 1,230
Shares issued-merger (See Note 12)	—	—	—	—	—	—	12	311
Reinvestment of distributions	—	—	11	175	—	—	128	2,793
Shares repurchased and cross class conversions	(58)	(721)	(48)	(645)	(398)	(5,851)	(449)	(7,588)
Net Increase / (Decrease)	153	$ 1,757	(3)	$ 18	(352)	$ (5,143)	(247)	$ (3,254)
Class I
Shares sold and cross class conversions	5,896	$ 74,697	8,664	$ 121,808	14,579	$ 226,815	32,974	$ 632,173
Shares issued-merger (See Note 12)	—	—	—	—	—	—	1,501	38,692
Reinvestment of distributions	—	—	1,765	27,465	—	—	8,896	198,465
Shares repurchased and cross class conversions	(6,080)	(76,386)	(13,435)	(183,571)	(37,854)	(569,061)	(77,670)	(1,354,234)
Net Increase / (Decrease)	(184)	$ (1,689)	(3,006)	$ (34,298)	(23,275)	$ (342,246)	(34,299)	$ (484,904)
Class R6
Shares sold and cross class conversions	32	$ 439	28	$ 372	1,046	$ 16,133	2,374	$ 46,184
Shares issued-merger (See Note 12)	—	—	—	—	—	—	171	4,417
Reinvestment of distributions	—	—	6	87	—	—	832	18,561
Shares repurchased and cross class conversions	(3)	(47)	(6)	(79)	(2,667)	(39,797)	(8,131)	(136,701)
Net Increase / (Decrease)	29	$ 392	28	$ 380	(1,621)	$ (23,664)	(4,754)	$ (67,539)

	Vontobel Emerging Markets Opportunities Fund				Vontobel Foreign Opportunities Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	4,343	$ 32,034	6,803	$ 64,459	515	$ 12,712	942	$ 25,901
Reinvestment of distributions	—	—	5,927	56,364	3	65	1,291	36,977
Shares repurchased and cross class conversions	(9,989)	(73,260)	(15,768)	(147,140)	(1,340)	(32,414)	(1,618)	(42,141)
Net Increase / (Decrease)	(5,646)	$ (41,226)	(3,038)	$ (26,317)	(822)	$ (19,637)	615	$ 20,737
Class C
Shares sold and cross class conversions	123	$ 862	150	$ 1,341	43	$ 984	17	$ 430
Reinvestment of distributions	—	—	1,419	12,857	— (1)	4	117	3,149
Shares repurchased and cross class conversions	(2,207)	(15,337)	(3,229)	(28,171)	(155)	(3,505)	(322)	(8,231)
Net Increase / (Decrease)	(2,084)	$ (14,475)	(1,660)	$ (13,973)	(112)	$ (2,517)	(188)	$ (4,652)
108

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Vontobel Emerging Markets Opportunities Fund				Vontobel Foreign Opportunities Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	46,301	$ 362,681	71,371	$ 682,721	3,905	$ 95,871	5,863	$ 155,649
Reinvestment of distributions	—	—	58,424	581,318	9	205	5,212	149,581
Shares repurchased and cross class conversions	(130,971)	(1,005,939)	(251,117)	(2,463,253)	(6,590)	(157,956)	(12,635)	(327,256)
Net Increase / (Decrease)	(84,670)	$ (643,258)	(121,322)	$ (1,199,214)	(2,676)	$ (61,880)	(1,560)	$ (22,026)
Class R6
Shares sold and cross class conversions	3,652	$ 27,923	4,120	$ 39,018	185	$ 4,593	606	$ 15,854
Reinvestment of distributions	—	—	2,328	23,279	1	23	399	11,478
Shares repurchased and cross class conversions	(10,936)	(85,004)	(9,520)	(99,799)	(1,036)	(26,100)	(531)	(14,124)
Net Increase / (Decrease)	(7,284)	$ (57,081)	(3,072)	$ (37,502)	(850)	$ (21,484)	474	$ 13,208

	Vontobel Global Opportunities Fund				Vontobel Greater European Opportunities Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	208	$ 2,997	384	$ 6,809	61	$ 661	60	$ 688
Reinvestment of distributions	614	8,320	1,077	20,114	—	—	9	114
Shares repurchased and cross class conversions	(959)	(13,887)	(1,132)	(20,042)	(68)	(749)	(59)	(705)
Net Increase / (Decrease)	(137)	$ (2,570)	329	$ 6,881	(7)	$ (88)	10	$ 97
Class C
Shares sold and cross class conversions	25	$ 268	56	$ 760	— (1)	$ 3	— (1)	$ 3
Reinvestment of distributions	104	1,046	246	3,551	—	—	1	15
Shares repurchased and cross class conversions	(305)	(3,315)	(630)	(8,756)	(8)	(91)	(8)	(84)
Net Increase / (Decrease)	(176)	$ (2,001)	(328)	$ (4,445)	(8)	$ (88)	(7)	$ (66)
Class I
Shares sold and cross class conversions	2,831	$ 41,285	1,794	$ 29,502	38	$ 415	43	$ 495
Reinvestment of distributions	568	7,763	1,363	25,593	—	—	21	275
Shares repurchased and cross class conversions	(4,803)	(71,882)	(4,358)	(79,848)	(115)	(1,211)	(124)	(1,369)
Net Increase / (Decrease)	(1,404)	$ (22,834)	(1,201)	$ (24,753)	(77)	$ (796)	(60)	$ (599)
Class R6
Shares sold and cross class conversions	1,426	$ 21,607	327	$ 5,964	—	$ —	—	$ —
Reinvestment of distributions	454	6,261	824	15,552	—	—	—	—
Shares repurchased and cross class conversions	(682)	(10,032)	(1,169)	(19,568)	—	—	—	—
Net Increase / (Decrease)	1,198	$ 17,836	(18)	$ 1,948	—	$ —	—	$ —
109

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Shareholders
As of September 30, 2023, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Global Infrastructure Fund	12%	1
Duff & Phelps Global Real Estate Securities Fund	39	2
Duff & Phelps International Real Estate Securities Fund	78	1
Duff & Phelps Real Asset Fund	17	1
Duff & Phelps Real Estate Securities Fund	12	1
KAR Developing Markets Fund	88	2 *
KAR Emerging Markets Small-Cap Fund	67	4
KAR International Small-Mid Cap Fund	57	4
Vontobel Emerging Markets Opportunities Fund	38	1
Vontobel Foreign Opportunities Fund	28	1
Vontobel Global Opportunities Fund	34	2
Vontobel Greater European Opportunities Fund	57	2
*	Includes affiliated shareholder account(s).
Note 7. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
110

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At September 30, 2023, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	49%
Duff & Phelps Global Infrastructure Fund	Industrials	27
KAR Developing Markets Fund	Industrials	27
KAR Emerging Markets Small-Cap Fund	Industrials	31
KAR International Small-Mid Cap Fund	Communication Services	28
KAR International Small-Mid Cap Fund	Industrials	25
Vontobel Foreign Opportunities Fund	Industrials	25
Vontobel Greater European Opportunities Fund	Industrials	30
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At September 30, 2023, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a scheduled termination date of July 6, 2024, however, the Funds may request at any time and from time to time to extend the termination date by 364 days. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended September 30, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default. At September 30, 2023, the Funds did not have outstanding borrowings.
111

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
The following Funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Duff & Phelps Global Real Estate Securities Fund	$ 4	$ 2,500	5.14%	10
Duff & Phelps Real Estate Securities Fund	1	2,300	4.14	4
KAR International Small-Mid Cap Fund	57	10,921	5.49	34
Vontobel Emerging Markets Opportunities Fund	18	6,825	6.08	16
Vontobel Global Opportunities Fund	9	8,038	5.02	8
Note 11. Federal Income Tax Information
($ reported in thousands)
At September 30, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$ 67,715	$ 3,308	$ (7,837)	$ (4,529)
Duff & Phelps Global Real Estate Securities Fund	314,223	37,035	(46,843)	(9,808)
Duff & Phelps International Real Estate Securities Fund	26,074	2,517	(5,583)	(3,066)
Duff & Phelps Real Asset Fund	23,148	4,955	(9,920)	(4,965)
Duff & Phelps Real Estate Securities Fund	275,201	100,880	(26,752)	74,128
KAR Developing Markets Fund	2,921	262	(569)	(307)
KAR Emerging Markets Small-Cap Fund	261,041	42,068	(48,318)	(6,250)
KAR International Small-Mid Cap Fund	1,016,236	152,380	(231,220)	(78,840)
Vontobel Emerging Markets Opportunities Fund	1,174,625	176,833	(200,033)	(23,200)
Vontobel Foreign Opportunities Fund	487,049	160,814	(26,895)	133,919
Vontobel Global Opportunities Fund	185,642	82,181	(8,230)	73,951
Vontobel Greater European Opportunities Fund	4,835	1,687	(389)	1,298
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Duff & Phelps Global Real Estate Securities Fund	$ 3,885	$ 3,627
Duff & Phelps International Real Estate Securities Fund	1,654	1,152
Duff & Phelps Real Asset Fund	12,815	1,922
KAR Developing Markets Fund	204	77
KAR Emerging Markets Small-Cap Fund	7,676	—
KAR International Small-Mid Cap Fund	185,278	70,346
Vontobel Emerging Markets Opportunities Fund	209,667	69,744
Vontobel Greater European Opportunities Fund	295	—
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Capital Loss Deferred	Capital Loss Deferred
Duff & Phelps Global Infrastructure Fund	$ 141	$ 1,142	$ —	$ —
Duff & Phelps Global Real Estate Securities Fund	6,494	—	29,944	7,512
Duff & Phelps International Real Estate Securities Fund	329	—	3,399	2,806
Duff & Phelps Real Asset Fund	126	—	—	14,737
Duff & Phelps Real Estate Securities Fund	756	31,410	—	—
KAR Developing Markets Fund	52	—	177	281
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Capital Loss Deferred	Capital Loss Deferred
KAR Emerging Markets Small-Cap Fund	$ —	$ —	$ 10,289	$ 7,676
KAR International Small-Mid Cap Fund	—	—	74,378	255,624
Vontobel Emerging Markets Opportunities Fund	—	—	162,010	279,411
Vontobel Foreign Opportunities Fund	96	7,307	—	—
Vontobel Global Opportunities Fund	—	4,781	—	—
Vontobel Greater European Opportunities Fund	6	—	18	295
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended September 30, 2023 and 2022 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
Duff & Phelps Global Infrastructure Fund
9/30/23	$ 1,807	$ 6,800	$ 8,607
9/30/22	1,548	3,840	5,388
Duff & Phelps Global Real Estate Securities Fund
9/30/23	3,250	—	3,250
9/30/22	8,176	8,314	16,490
Duff & Phelps International Real Estate Securities Fund
9/30/22	570	—	570
Duff & Phelps Real Asset Fund
9/30/23	240	—	240
9/30/22	182	—	182
Duff & Phelps Real Estate Securities Fund
9/30/23	7,450	34,340	41,790
9/30/22	12,351	12,709	25,060
KAR Developing Markets Fund
9/30/23	28	—	28
9/30/22	16	—	16
KAR Emerging Markets Small-Cap Fund
9/30/22	21,603	10,517	32,120
KAR International Small-Mid Cap Fund
9/30/22	97,265	147,405	244,670
Vontobel Emerging Markets Opportunities Fund
9/30/22	243,800	523,310	767,110
Vontobel Foreign Opportunities Fund
9/30/23	—	319	319
9/30/22	40,481	172,309	212,790
Vontobel Global Opportunities Fund
9/30/23	—	24,371	24,371
9/30/22	14,780	53,680	68,460
Vontobel Greater European Opportunities Fund
9/30/22	128	284	412
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 12. Reorganization
($ reported in thousands)
On July 19, 2021, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus KAR International Small-Mid Cap Fund II (the “Merged Fund”), a series of the Trust, and KAR International Small-Mid Cap Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Fund. The purpose of the transaction was to allow shareholders of both funds to own shares of a larger combined fund, to reduce redundancies associated with having two funds that were substantially identical operating as separate series, and to allow shareholders of the Merged Fund to own shares of a fund with a substantially identical investment objective and style as, and potentially lower expenses than, the Merged Fund. The reorganization was accomplished by a tax-free exchange of shares on October 22, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Class A Shares	40,674	23,696	$ 607
Class C Shares	20,936	12,399	311
Class I Shares	2,583,429	1,501,375	38,692
Class R6 Shares	294,773	171,167	4,417
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund Net Assets	Merged Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$44,027	$9,371	$3,237,294
The net assets of the Acquiring Fund immediately following the acquisition were $3,281,321.
Assuming the acquisition had been completed on October 1, 2021, the Acquiring Fund’s pro-forma results of operations for the year ended
September 30, 2022 would have been as follows:
Net investment income (loss)	$16,838(a)
Net realized and unrealized gain (loss) on investments	(1,241,150) (b)
Net increase (decrease) in net assets resulting from operations	$(1,224,312)
(a) $16,884, as reported in the Statements of Changes in Net Assets, plus $(46) net investment loss from the Merged Fund pre-merger.
(b) $(1,242,742), as reported in the Statements of Changes in Net Assets, plus $1,592 net realized and unrealized gain (loss) on investments from Merged Fund pre-merger.
Because the Merged Fund and the Acquiring Fund have been managed as an integrated single fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Merged Fund that have been included in the Acquiring Fund’s Statements of Changes in Net Assets since October 22, 2021.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following are subsequent events requiring recognition or disclosure in these financial statements.
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
On November 1, 2023, the Board of Trustees of the Trust voted to approve a Plan of Liquidation of the Virtus Duff & Phelps International Real Estate Securities Fund, pursuant to which the Fund will be liquidated on or about December 13, 2023.
On November 15, 2023, the Board voted to approve:
     •  Termination of the subadvisory agreement with Vontobel Asset Management, Inc., with respect to Virtus Vontobel Emerging Markets Opportunities Fund; appointment of Sustainable Growth Advisers, LP, which is an indirect majority-owned subsidiary of Virtus, as that Fund’s new subadviser; and corresponding changes to that Fund’s name and investment strategy. The change in subadviser and name will take effect on or about December 27, 2024, and changes to the Fund’s investment strategy will be effective on or about January 26, 2024. Effective December 27, 2023, the Fund’s investment adviser, Virtus Investment Advisers, Inc., will implement the following new expense limitation arrangement to further limit the Fund’s expenses: Class A: 1.48%; Class C: 2.23%; Class I: 1.23%; and Class R6: 0.98%. See Note 3 for information about the Funds’ expense limitation arrangements.
     •  A Plan of Liquidation for Virtus Vontobel Greater European Opportunities Fund, pursuant to which that Fund will be liquidated on or about December 28, 2023.
     •  An Agreement and Plan of Reorganization, pursuant to which Virtus Vontobel Global Opportunities Fund (an “Acquired Fund”), a series of the Trust, will reorganize with and into Virtus SGA Global Growth Fund (an “Acquiring Fund”), a series of Virtus Equity Trust, on or about March 8, 2024. Effective upon consummation of the reorganization, the Acquiring Fund’s investment adviser, Virtus Investment Advisers, Inc., will implement the following new expense limitation arrangement to further limit the Fund’s expenses: Class A: 1.25%; Class C: 2.00%; Class I: 1.00%; and Class R6: 0.90%. See Note 3 for information about the Funds’ expense limitation arrangements.
     •   An Agreement and Plan of Reorganization, pursuant to which Virtus Vontobel Foreign Opportunities Fund (an “Acquired Fund”), a series of the Trust, will merge with and into Virtus SGA International Growth Fund (an “Acquiring Fund”), a series of Virtus Asset Trust, on or about March 8, 2024. Effective upon consummation of the reorganization, the Acquiring Fund’s investment adviser, Virtus Fund Advisers, LLC, will implement the following new expense limitation arrangement to further limit the Fund’s expenses: Class A: 1.30%; Class C: 2.05%; Class I: 1.05%; and Class R6: 0.95%. See Note 3 for information about the Funds’ expense limitation arrangements.
Pursuant to each Agreement and Plan of Reorganization, the respective Acquired Fund will transfer all or substantially all of its assets to its respective Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Following the exchange, each Acquired Fund will distribute the shares of its respective Acquiring Fund to its shareholders pro rata, in liquidation of the Acquired Fund, and shareholders of the Acquired Fund will therefore become shareholders of the Acquiring Fund. Each reorganization meets the requirements of Rule 17a-8 under the 1940 Act for a merger of affiliated funds for which shareholder approval is not required.
115

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Real Estate Securities Fund, Virtus Duff & Phelps Real Asset Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund, Virtus KAR International Small-Mid Cap Fund, Virtus Vontobel Emerging Markets Opportunities Fund, Virtus Vontobel Foreign Opportunities Fund, Virtus Vontobel Global Opportunities Fund and Virtus Vontobel Greater European Opportunities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Real Estate Securities Fund, Virtus Duff & Phelps Real Asset Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund, Virtus KAR International Small-Mid Cap Fund, Virtus Vontobel Emerging Markets Opportunities Fund, Virtus Vontobel Foreign Opportunities Fund, Virtus Vontobel Global Opportunities Fund and Virtus Vontobel Greater European Opportunities Fund (twelve of the funds constituting Virtus Opportunities Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2023, the related statements of operations for the year ended September 30, 2023, and statements of changes in net assets for each of the two years in the period ended September 30, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2023, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 27, 2023
We have served as the auditor of one or more investment companies in Virtus Mutual Funds since at least 1977. We have not been able to determine the specific year we began serving as auditor.
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VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2023
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2024, the Funds will notify applicable shareholders of amounts for use in preparing 2023 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30, 2023, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified REIT Dividend Income % (non-corporate shareholders)	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Duff & Phelps Global Infrastructure Fund	— %	100.00%	62.78%	$ 1,150
Duff & Phelps Global Real Estate Securities Fund	58.51	36.59	—	—
Duff & Phelps International Real Estate Securities Fund	—	100.00	—	—
Duff & Phelps Real Asset Fund	—	89.99	39.76	—
Duff & Phelps Real Estate Securities Fund	90.94	—	—	31,693
KAR Developing Markets Fund	—	56.74	—	—
KAR Emerging Markets Small-Cap Fund	—	—	—	—
KAR International Small-Mid Cap Fund	—	—	—	—
Vontobel Emerging Markets Opportunities Fund	—	—	—	—
Vontobel Foreign Opportunities Fund	—	100.00	39.54	7,307
Vontobel Global Opportunities Fund	—	—	—	4,781
Vontobel Greater European Opportunities Fund	—	100.00	—	—
For the fiscal year ended September 30, 2023, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Code and the Treasury Regulations thereunder.
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
Duff & Phelps International Real Estate Securities Fund	$ 1,018	$ 92
Duff & Phelps Real Asset Fund	75	5
KAR Developing Markets Fund	78	7
Vontobel Foreign Opportunities Fund	8,988	1,113
Vontobel Greater European Opportunities Fund	123	15
117

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 22-24, 2023, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2022 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.
118

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Opportunities Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960 Served Since: 2016 107 Portfolios	Private investor (since 2009). Formerly, President and Chief Executive Officer, BlackRock U.S. Funds (2007 to 2009); Managing Director, BlackRock, Inc. (2006 to 2009); and Managing Director, Merrill Lynch Investment Managers (1990 to 2006).	Trustee (since May 2023) and Advisory Board Member (May 2023), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Advisory Board Member (since May 2023), Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II and Virtus Diversified Income & Convertible Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Cogan, Sarah E. YOB: 1956 Served Since: 2022 104 Portfolios	Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm) (since 2019); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (56 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund and PIMCO California Flexible Municipal Income Fund; Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), and Virtus Global Multi-Sector Income Fund; Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2021), Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2019), PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Energy and Tactical Credit Opportunities Fund, PCM Fund, Inc, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund; Trustee (since 2019), PIMCO Managed Accounts Trust (5 portfolios); and Trustee (2019 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Income Opportunity Fund.
119

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
DeCotis, Deborah A. YOB: 1952 Served Since: 2022 104 Portfolios	Director, Cadre Holdings Inc. (since 2022); Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); and Trustee, Smith College (since 2017). Formerly, Director, Watford Re (2017 to 2021); Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); and Trustee, Stanford University (2010 to 2015).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (56 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund and PIMCO California Flexible Municipal Income Fund; Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), and Virtus Global Multi-Sector Income Fund; Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2021), Virtus Total Return Fund Inc.; Trustee (since 2020), PIMCO Dynamic Income Opportunities Fund; Trustee (since 2019), PIMCO Energy and Tactical Credit Opportunities Fund and Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2018), PIMCO Flexible Municipal Income Fund; Trustee (since 2017), PIMCO Flexible Credit Income Fund and Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Diversified Income & Convertible Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (2013 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund; Trustee (since 2012), PIMCO Dynamic Income Fund; Trustee (since 2011), Virtus Strategy Trust (8 portfolios); Trustee (since 2011), PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund, Inc., PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., and PIMCO Managed Accounts Trust (5 portfolios); Trustee (since 2011), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; and Trustee (2011 to 2021), PIMCO Income Opportunity Fund.
Drummond, F. Ford YOB: 1962 Served Since: 2022 104 Portfolios	President (since 1998), F.G. Drummond Ranches, Inc.; and Director (since 2015), Texas and Southwestern Cattle Raisers Association. Formerly Chairman, Oklahoma Nature Conservancy (2019 to 2020); Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board; Trustee (since 2014), Frank Phillips Foundation; Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (56 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund; Director (since 2021), Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2014), Virtus Strategy Trust (8 portfolios); Director (since 2011), Bancfirst Corporation; and Trustee (since 2006), Virtus Investment Trust (13 portfolios).
120

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Harris, Sidney E. YOB: 1949 Served Since: 2017 97 Portfolios	Private Investor (since 2021); Dean Emeritus (since 2015), Professor (2015 to 2021 and 1997 to 2014), and Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Chairman (2012 to 2017), International University of the Grand Bassam Foundation; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 97 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (2014 to 2022), Counselors of Real Estate.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 104 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President, Global Finance Transformation (2007 to 2009); and Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since May 2023) and Advisory Board Member (May 2023), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Chairperson (since 2021), Governance & Nominating Committee, Global Payments Inc; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (2011 to 2022) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.
121

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McLoughlin, Philip YOB: 1946 Served Since: 1999 107 Portfolios	Private investor since 2010.	Trustee and Chairman (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Chairman (since 2023) and Trustee (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Chairman (since 2023), Trustee (since 2022) and Advisory Board Member (2021), Virtus Convertible & Income 2024 Target Term Fund and Virtus Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (56 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 107 Portfolios	Private investor (since 2006); and Managing Director, U.S. Trust Company of New York (1982 to 2006).	Trustee (since May 2023) and Advisory Board Member (January 2023 to May 2023), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2023), Virtus Artificial Intelligence & Technology Opportunities Fund and Virtus Equity & Convertible Income Fund; Advisory Board Member (since 2023), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016) Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (56 portfolios).
Walton, R. Keith YOB: 1964 Served Since: 2020 104 Portfolios	Senior Adviser (since 2022), Brightwood Capital LLC; Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; and Partner (since 2006), Global Infrastructure Partners. Formerly, Managing Director (2020 to 2021), Lafayette Square Holding Company LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; and Vice President, Strategy (2013 to 2017), Arizona State University.	Trustee (since 2023) and Advisory Board Member (2022 to 2023), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2023) and Advisory Board Member (2022 to 2023), Virtus Convertible & Income Fund II and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2022) and Advisory Board Member (January 2022 to July 2022), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), Virtus Diversified Income & Convertible Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (4 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (56 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.
122

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Zino, Brian T. YOB: 1952 Served Since: 2020 104 Portfolios	Retired. Various roles (1982 to 2009), J. & W. Seligman & Co. Incorporated, including President (1994 to 2009).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2022) and Advisory Board Member (2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2020) Virtus Alternative Solutions Trust (4 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (56 portfolios); Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2009) and President (1994 to 2009), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).
123

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2006 110 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Director (since 2023), Stone Harbor Investment Funds plc (21 sub-funds) and Stone Harbor Global Funds plc (27 sub-funds); Trustee, President and Chief Executive Officer (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Member, Board of Governors of the Investment Company Institute (since 2021); Trustee and President (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Chairman and Trustee (since 2015), Virtus ETF Trust II (6 portfolios); Director, President and Chief Executive Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Virtus Global Funds, plc (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (56 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.
*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
124

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017), and Vice President (2008 to 2016).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2017), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016) and various officer positions (since 2004), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Director (since 2023), Stone Harbor Investment Funds plc and Stone Harbor Global Funds plc; Director (since 2019), Virtus Global Funds ICAV; Director (since 2013), Virtus Global Funds, plc; various officer positions (since 2006) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Member (since 2022), BNY Mellon Asset Servicing Client Advisory Board.
Branigan, Timothy YOB: 1976	Vice President and Fund Chief Compliance Officer (since 2022); Assistant Vice President and Deputy Fund Chief Compliance Officer (March to May 2022); and Assistant Vice President and Assistant Chief Compliance Officer (2021 to 2022).	Various officer positions (since 2019) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Chisolm, Daphne YOB: 1969	Vice President, Counsel and Assistant Secretary (since 2023)	Vice President and Senior Counsel (since 2023), Virtus Investment Partners, Inc.; Attorney at Law engaged in private practice as a solo practitioner (2018 to 2023); and various officer positions (since 2023) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Fromm Jennifer YOB: 1973	Chief Legal Officer, Counsel and Secretary (since 2023); Vice President (since 2017); and Assistant Secretary (2008 to 2022).	Vice President (since 2016) and Senior Counsel, Legal (since 2007) and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Griswold, Heidi YOB: 1973	Vice President (since 2016).	Vice President, Head of Transfer Agent & Servicing, Mutual Fund Services (since 2018), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and Vice President (since 2016) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Hackett, Amy YOB: 1968	Vice President and Assistant Treasurer (since 2013); Assistant Treasurer (2009 to 2013).	Vice President (since 2010) and Assistant Vice President (2007 to 2010), Fund Services, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2007) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc
Krishnan, Suneeta YOB: 1965	Vice President and Assistant Treasurer (since 2018); and Assistant Treasurer (2009 to 2018).	Vice President (since 2017) and Assistant Treasurer (since 2007), Mutual Fund Administration, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2009) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Lowe, Benjamin YOB: 1978	Vice President, Controller and Assistant Treasurer (since 2021); and Vice President and Assistant Treasurer (2018 to 2021).	Vice President, Fund Services (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2018) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Martin, David YOB: 1959	Anti-Money Laundering Compliance Officer (since 2016).	Vice President, Compliance – Broker/Dealer (since 2009), Virtus Investment Partners, Inc.; and Vice President and Chief Compliance Officer of certain Virtus subsidiaries (since 2004).
Rahman, Mahmood YOB: 1967	Assistant Vice President (since 2021).	Vice President (since 2023), Tax Director (since 2020) and Assistant Vice President (2020 to 2023), Fund Administration, Virtus Investment Partners, Inc.; Assistant Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Assistant Treasurer and Tax Director, Grantham, Mayo, Van Otterloo & Co. LLC (2007 to 2019).
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
125

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).	Chief Operating Officer (since 2021), Virtus Investment Partners, Inc.; Executive Vice President (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.
Suss, Amanda YOB: 1969	Vice President, Controller and Assistant Treasurer (since 2022).	Vice President and Controller (since 2022), Mutual Fund Administration and Financial Reporting, Virtus Investment Partners, Inc.; Vice President, Controller and Assistant Treasurer (since 2022) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Senior Finance Associate (2011 to 2022), Stone Harbor Investment Partners LP.
126

Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”),
a series of Virtus Opportunities Trust
(Unaudited)
Supplement dated November 13, 2023 to the Summary Prospectus, and the Virtus Opportunities Trust
Statutory Prospectus applicable to the Fund and Statement of Additional Information (“SAI”),
each dated January 27, 2023, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective November 10, 2023, Jin Zhang, CFA, is no longer a portfolio manager of the Fund and all references to Mr. Zhang are hereby removed from the Fund’s Summary Prospectus, Statutory Prospectus and SAI.
There will be no change to the investment process for the Fund, which is team oriented, or to the other disclosures concerning the Fund, including fees, expenses, investment objective, strategies and risks, as a result o f Mr. Zhang ceasing to serve as a portfolio manager of the Fund.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VOT 8020/Vontobel PM Announcement (11/2023)

Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”),
a series of Virtus Opportunities Trust
(Unaudited)
Supplement dated November 28, 2023 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus pertaining to the Fund, dated January 27, 2023, as supplemented
IMPORTANT NOTICE TO INVESTORS
The following changes, as approved by the Board of Trustees of Virtus Opportunities Trust (the “Trust”) on November 15, 2023, for the Virtus Vontobel Emerging Markets Opportunities Fund will be effective December 27, 2023.
• Sustainable Growth Advisers, LP (“SGA”), an affiliate of Virtus Investment Advisers, Inc., will be managing the Fund as subadviser.
• Hrishikesh Gupta, Kishore Rao, and Robert L. Rohn will be added as portfolio managers of the Fund.
• The current subadviser, Vontobel Asset Management, Inc. (“Vontobel”) will be removed as subadviser of the Fund and all references to Vontobel as subadviser of the Fund, and to Matthew Benkendorf and Ramiz Chelat as portfolio managers of the Fund, will be removed from the Fund’s prospectuses.
• The Fund will be renamed Virtus SGA Emerging Markets Equity Fund.
Accordingly, the following changes to the prospectus disclosure will take effect on December 27, 2023:
Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.98%	0.98%	0.98%	0.98%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.36%	0.30%	0.27%	0.18%
Total Annual Fund Operating Expenses	1.59%	2.28%	1.25%	1.16%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.11)%	(0.05)%	(0.02)%	(0.18)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.48%	2.23%	1.23%	0.98%
(b) The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.48% for Class A Shares, 2.23% for Class C Shares, 1.23% for Class I Shares and 0.98% for Class R6 Shares through January 31, 2025. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”),
a series of Virtus Opportunities Trust (Continued)
Under “Fees and Expenses,” the “Example” table will be replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$692	$1,014	$1,359	$2,328
Class C	Sold	$326	$708	$1,216	$2,613
	Held	$226	$708	$1,216	$2,613
Class I	Sold or Held	$125	$395	$684	$1,510
Class R6	Sold or Held	$100	$351	$622	$1,395
In the summary prospectus and in the summary section of the statutory prospectus, the “Management” section will be replaced in its entirety with the following:
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Sustainable Growth Advisers, LP (“SGA”), an affiliate of VIA.
Portfolio Management
> Hrishikesh Gupta, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Gupta has served as a Portfolio Manager of the fund since December 2023.
> Kishore Rao, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Rao has served as a Portfolio Manager of the fund since December 2023.
> Robert L. Rohn, Portfolio Manager and co-founder of SGA. Mr. Rohn has served as a Portfolio Manager of the fund since December 2023.
On page 75 of the statutory prospectus, in the table in the section “More Information About Fund Expenses,” the row corresponding to the Fund will be replaced with the following and a new footnote will be added after the table:
	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus SGA Emerging Markets Equity Fund*	1.48%	2.23%	1.23%	0.98%
* Contractual through January 31, 2025.
On page 114 of the statutory prospectus, under “The Adviser”, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be replaced with the following:
Virtus SGA Emerging Markets Equity Fund	SGA
In the statutory prospectus under “The Subadvisers” beginning on page 115, the disclosure referencing Vontobel on page 116 of the statutory prospectus will be removed and the following disclosure will be added for SGA:
SGA, an affiliate of VIA, is located at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901. SGA was cofounded by George P. Fraise, Gordon M. Marchand, and Robert L. Rohn in 2003. SGA is a registered investment advisor and provides investment advice to institutional and individual clients, private investment companies and mutual funds. As of September 30, 2023, SGA managed approximately $23.0 billion, of which $20.7 billion was regulatory assets under management and $2.3 billion was model/emulation assets under contract.
Model/emulation assets refer to assets that SGA is under contract to deliver a model portfolio to and are not considered regulatory assets under management.
Additionally, the following replaces the row in the table referencing the Fund on page 116:
Virtus SGA Emerging Markets Equity Fund	50% of net investment management fee

Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”),
a series of Virtus Opportunities Trust (Continued)
On page 119 of the statutory prospectus, in the section “Portfolio Management”, the disclosure regarding Vontobel will be deleted and a new subsection entitled “SGA” will be added with the following row referencing the Fund:
Virtus SGA Emerging Markets Equity Fund	Hrishikesh Gupta (since December 2023) Kishore Rao (since December 2023) Robert L. Rohn (since December 2023)
Additionally, the following disclosure will be added below the table showing portfolio managers at SGA:
Hrishikesh Gupta. Mr. Gupta is an Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Prior to joining the firm in 2014, he was a Senior Analyst at MDR Capital Management and an Investment Banking Associate at Bank of America Merrill Lynch. Prior to that, Mr. Gupta spent three years in the industry as a Product and Program Manager at Amazon.com and, as part of their strategic executive division, led the launch of Amazon’s Japanese and German merchant platforms.
Kishore Rao. Mr. Rao is an Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Prior to joining the firm in 2004, he was a member of the investment team at Trident Capital, an Investment Analyst at Tiger Management and an Analyst at Wellington Management. Mr. Rao was a Founder and General Manager of the Street Events division of Corporate Communications Broadcast Network.
Robert L. Rohn. Mr. Rohn is a Portfolio Manager and a member of the firm’s Investment Committee. Prior to cofounding SGA in 2003, Mr. Rohn was a portfolio manager and principal with W.P Stewart & Co, Ltd. (“W.P. Stewart”), an investment advisory firm noted for managing large-cap growth stock portfolios. During his twelveyear tenure with W.P. Stewart, he was CEO of the firm’s core U.S. investment business and served as Chairman of the firm’s Management Committee. From 1988 through 1991, he was a Vice President with Yeager, Wood & Marshall, Inc., where he was a member of the Investment Policy Committee with responsibilities in equity analysis and portfolio management.
Additionally, the following changes to the prospectus disclosure will take effect on January 29, 2024:
The disclosure regarding the Fund’s principal investment strategies in the summary prospectus and the summary section of the statutory prospectus will be replaced in its entirety as follows:
Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization. Equitylinked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at market value for purposes of the fund’s requirement to invest 80% of its assets in emerging markets countries. SGA generally considers emerging markets countries to be those included in the MSCI Emerging Markets Index. As of the date of this prospectus, SGA considers issuers to be “located in” emerging markets if an issuer: (i) is organized in emerging markets, (ii) is headquartered in emerging markets, or (iii) has “significant exposure” to emerging markets. SGA considers an issuer as having “significant exposure” to emerging markets if it derives at least 50% of its revenue from emerging markets countries.
SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. To the extent consistent with the fund’s investment objective and strategies, the subadviser will consider as an element of its investment research and decision-making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and opportunities of companies under consideration. However, the pursuit of ESG-related goals is not the fund’s investment objective, nor one of its investment strategies. Therefore, ESG factors by themselves are not expected to determine investment decisions for the fund. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts.

Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”),
a series of Virtus Opportunities Trust (Continued)
The fund may invest in companies of all market capitalizations. The fund will allocate its assets among various regions and countries (but no fewer than three countries). From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors.
SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.
The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus will be restated as follows:
> Equity Securities Risk. The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.
> Foreign Investing Risk. Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.
> Emerging Market Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
> Geographic Concentration Risk. A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political and other events negatively affecting that location and may cause the value of the fund to decrease, perhaps significantly.
> Sector Focused Investing Risk. Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.
> Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/or price unfavorable to the fund.
> Currency Rate Risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
> Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.
> ESG Risk. The fund’s consideration of ESG factors could cause the fund to perform differently from other funds. While the subadviser believes that the integration of ESG factors into the fund’s investment process has the potential to contribute to performance, ESG factors may not be considered for every investment decision and there is no guarantee that the integration of ESG factors will result in better performance.
> Growth Stocks Risk. The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.
> Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
> Market Volatility Risk. The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g. Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
> Preferred Stocks Risk. Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.

Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”),
a series of Virtus Opportunities Trust (Continued)
> Redemption Risk. One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.
> Small and Medium Market Capitalization Companies Risk. The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.
In the section “More Information about Risks Related to Principal Investment strategies” the disclosure relating to the fund under “Principal Investment Strategies” starting on page 97 of the statutory prospectus will be replaced with the following:
Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization. Equitylinked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at market value for purposes of the fund’s requirement to invest 80% of its assets in emerging markets countries. SGA generally considers emerging markets countries to be those included in the MSCI Emerging Markets Index. As of the date of this prospectus, SGA considers issuers to be “located in” emerging markets if an issuer: (i) is organized in emerging markets, (ii) is headquartered in emerging markets, or (iii) has “significant exposure” to emerging markets. SGA considers an issuer as having “significant exposure” to emerging markets if it derives at least 50% of its revenue from emerging markets countries.
SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. To the extent consistent with the fund’s investment objective and strategies, the subadviser will consider as an element of its investment research and decision-making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and opportunities of companies under consideration. However, the pursuit of ESG-related goals is not the fund’s investment objective, nor one of its investment strategies. Therefore, ESG factors by themselves are not expected to determine investment decisions for the fund. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The fund may invest in companies of all market capitalizations. The fund will allocate its assets among various regions and countries (but no fewer than three countries). From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors.
SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.
Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.
In the section “More Information About Risks Related to Principal Investment Strategies” the table beginning on page 101 of the statutory prospectus will be amended by changing the entries for the fund to reflect an “X” in the row for each of Equity Securities, Foreign Investing, Emerging Market Investing, Geographic Concentration, Sector Focused Investing, Convertible Securities, Currency Rate, Depositary Receipts, ESG Consideration, Growth Stocks, Large Market Capitalization Companies Risk, Market Volatility Risk, Preferred Stocks Risk, Redemption Risk and Small and Medium Market Capitalization Companies Risk.

Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”),
a series of Virtus Opportunities Trust (Continued)
In the section “More Information About Risks Related to Principal Investment Strategies” the following is added after the table beginning on page 101 of the statutory prospectus:
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt instruments or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
ESG Consideration
A fund’s consideration of ESG factors could cause it to perform differently compared to funds that do not use such considerations. The relevance and weightings of specific ESG factors may vary across asset classes, sectors and strategies and no one factor is determinative. ESG factors are qualitative and subjective by nature and there are significant differences in interpretations of what it means for a company to have positive or negative ESG factors. There is no guarantee that the factors utilized by a fund’s subadviser or any judgment exercised by the subadviser will reflect the opinions of any particular investor, and the factors analyzed by the subadviser may differ from the factors any particular investor considers relevant in evaluating ESG practices. When integrating ESG factors into the investment process, the subadviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, the current lack of common standards may result in different approaches to integrating ESG factors. As a result, the funds may invest in companies that do not reflect the beliefs and values of any particular investor.
The ESG factors that may be evaluated as part of a fund’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Further, the regulatory landscape with respect to ESG integration in the United States is still developing and future rules and regulations may require a fund to modify or alter its investment process with respect to ESG integration.
Sector Focused Investing
The value of the investments of a fund that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that market sector, and conditions that negatively impact that market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting the market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.
The following will be added as a sub-risk of Equity Securities:
Growth Stocks Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks, and as a result they tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the prospectuses dated January 27, 2023, as supplemented.
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/EM Opps Sub Change (11/2023)

Virtus Vontobel Foreign Opportunities Fund,
a series of Virtus Opportunities Trust
(Unaudited)
Supplement dated November 28, 2023, to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus and Statement of Additional Information (“SAI”)
pertaining to the fund named above, each dated January 27, 2023, as supplemented
IMPORTANT NOTICE TO INVESTORS
As approved by the Board of Trustees of Virtus Opportunities Trust on November 15, 2023, pursuant to an Agreement and Plan of Reorganization, Virtus Vontobel Foreign Opportunities Fund (the “Acquired Fund”) will merge with and into Virtus SGA International Growth Fund (the “Acquiring Fund”), a series of Virtus Asset Trust, on or about March 8, 2024. The Acquired Fund and the Acquiring Fund have the same Board of Trustees.
The Acquiring Fund’s investment objective is identical to the investment objective of the Acquired Fund; the Acquiring Fund’s investment mandate is similar to that of the Acquired Fund; the Acquiring Fund’s investment advisory fee rates are contractually identical to those of the Acquired Fund; and the Acquiring Fund’s expenses are contractually limited by the investment adviser to levels lower than or equal to those of the Acquired Fund. Further, the Acquiring Fund’s investment adviser has agreed to contractually limit the Acquiring Fund’s expenses after the reorganization to levels lower than the limits in place prior to the reorganization. The Principal Investment Strategies of the Acquired Fund and the non-fundamental investment policy of the Acquired Fund regarding the investment of at least 80% of its assets are substantially similar to those of the Acquiring Fund. Therefore, the combined fund after the merger is expected to be managed substantially similarly to the way that the Acquired Fund was managed before the merger, with higher assets and the potential for lower fees and expenses.
Pursuant to the Agreement and Plan of Reorganization, the Acquired Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Following the exchange, the Acquired Fund will distribute the shares of the Acquiring Fund to its shareholders pro rata, in liquidation of the Acquired Fund, and shareholders of the Acquired Fund will therefore become shareholders of the Acquiring Fund in the same class of shares they owned of the Acquired Fund immediately prior to the reorganization. (Although the Acquiring Fund does not currently offer Class C shares, such shares will be added to its registration prior to the reorganization.)
The merger is expected to be carried out pursuant to Rule 17a-8 under the Investment Company Act of 1940, as amended, which means that shareholder approval is not required for the merger to be carried out.
Investors should retain this supplement with the Prospectuses and
Statement of Additional Information for future reference.
VOT 8020/Vontobel Foreign Ops Merger (11/23)

Virtus Vontobel Global Opportunities Fund,
a series of Virtus Opportunities Trust
(Unaudited)
Supplement dated November 28, 2023, to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus and Statement of Additional Information (“SAI”)
pertaining to the fund named above, each dated January 27, 2023, as supplemented
IMPORTANT NOTICE TO INVESTORS
As approved by the Board of Trustees of Virtus Opportunities Trust on November 15, 2023, pursuant to an Agreement and Plan of Reorganization, Virtus Vontobel Global Opportunities Fund (the “Acquired Fund”) will merge with and into Virtus SGA Global Growth Fund (the “Acquiring Fund”), a series of Virtus Equity Trust, on or about March 8, 2024. The Acquired Fund and the Acquiring Fund have the same Board of Trustees and investment adviser.
The Acquiring Fund’s investment objective and investment mandate are similar to those of the Acquired Fund; the Acquiring Fund’s investment advisory fee rates are contractually lower than those of the Acquired Fund; and the Acquiring Fund’s expenses are contractually limited by the investment adviser to levels lower than or equal to those of the Acquired Fund. Further, the Acquiring Fund’s investment adviser has agreed to contractually limit the Acquiring Fund’s expenses after the reorganization to levels lower than the limits in place prior to the reorganization. Therefore, the combined fund after the merger is expected to be managed substantially similarly to the way that the Acquired Fund was managed before the merger, with higher assets and the potential for lower fees and expenses.
Pursuant to the Agreement and Plan of Reorganization, the Acquired Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Following the exchange, the Acquired Fund will distribute the shares of the Acquiring Fund to its shareholders pro rata, in liquidation of the Acquired Fund, and shareholders of the Acquired Fund will therefore become shareholders of the Acquiring Fund in the same class of shares they owned of the Acquired Fund immediately prior to the reorganization.
The merger is expected to be carried out pursuant to Rule 17a-8 under the Investment Company Act of 1940, as amended, which means that shareholder approval is not required for the merger to be carried out.
Investors should retain this supplement with the Prospectuses and
Statement of Additional Information for future reference.
VOT 8020/Vontobel Global Ops Merger (11/23)

Virtus Vontobel Greater European Opportunities Fund (the “Fund”),
a series of Virtus Opportunities Trust
(Unaudited)
Supplement dated November 28, 2023, to the Summary Prospectus and the Virtus Opportunities Trust
Statutory Prospectus and Statement of Additional Information (“SAI”) pertaining to the Fund, each dated January 27, 2023, as supplemented
IMPORTANT NOTICE TO INVESTORS
On November 15, 2023, the Board of Trustees of Virtus Opportunities Trust voted to approve a Plan of Liquidation for Virtus Vontobel Greater European Opportunities Fund, pursuant to which the Fund will be liquidated (the “Liquidation”) on or about December 28, 2023 (“Liquidation Date”).
Effective December 13, 2023, the Fund will be closed to new investors and additional investor deposits, except that purchases will continue to be accepted for defined contribution and defined benefit retirement plans, the Fund will continue to accept payroll contributions and other types of purchase transactions from both existing and new participants in such plans, and the Fund will allow reinvestment of distributions from existing shareholders. Investors should note that the Fund’s investments will be sold in anticipation of the Liquidation and may be sold in advance of December 13, 2023.
At any time prior to the Liquidation Date, shareholders may redeem or exchange their shares of the Fund for shares of the same class of any other Virtus Mutual Fund. There will be no fee or sales charges associated with exchange or redemption requests.
Prior to the Liquidation Date, the Fund will begin engaging in business and activities for the purposes of winding down the Fund’s business affairs and transitioning some or all of the Fund’s portfolio to cash and cash equivalents in preparation for the orderly liquidation and subsequent distribution of its assets on the Liquidation Date. During this transition period, the Fund will no longer pursue its investment objective or be managed in a manner consistent with its investment strategies, as stated in the Prospectuses. This is likely to impact the Fund’s performance. The impending Liquidation of the Fund may result in large redemptions, which could adversely affect the Fund’s expense ratios. Those shareholders who remain invested in the Fund during part or all of this transition period may bear increased brokerage and other transaction expenses relating to the sale of portfolio investments prior to the Liquidation Date.
On the Liquidation Date, any outstanding shares of the Fund will be automatically redeemed as of the close of business, except shares held in BNY Mellon IS Trust Company custodial accounts, which will be exchanged for the same class of shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, with the exception of Class C shares which will be exchanged for Class A shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, and any contingent deferred sales charges will be waived. Shareholders with BNY Mellon IS Trust Company custodial accounts should consult the prospectus for the Virtus Seix U.S. Government Securities Ultra- Short Bond Fund for information about that fund.
The proceeds of any redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all charges, taxes, expenses and liabilities. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Fund shareholders of record at the time of the Liquidation. Additionally, the Fund must declare and distribute to shareholders any undistributed realized capital gains and all net investment income no later than the final liquidation distribution. To the extent that the Fund has experienced redemptions prior to the date the Fund distributes any realized capital gains and net investment income, the remaining shareholders at the time of the distribution(s) may bear increased tax liability due to receiving a higher proportion of the distribution(s).
Although shareholders are expected to receive proceeds of the Liquidation in cash, proceeds distributed to shareholders may be paid in cash, cash equivalents, or portfolio investments equal to the shareholder’s proportionate interest in the net assets of the Fund (the latter payment method, “in kind”). Shareholders who receive proceeds in kind should expect (i) that the in-kind distribution will be subject to market and other risks, such as liquidity risk, before sale, and (ii) to incur transaction costs, including brokerage costs, when converting the investments to cash.

Virtus Vontobel Greater European Opportunities Fund (the “Fund”),
a series of Virtus Opportunities Trust (Continued)
Because the exchange or redemption of your shares could be a taxable event, we suggest you consult with your tax advisor prior to the Fund’s liquidation.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VOT 8020 Vontobel Greater Euro Liquidation Supplement (11/2023)

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8637	11-23

Item 1.	Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke, Connie D. McDaniel and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $488,653 for 2022 and $480,540 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $34,978 for 2022 and $23,460 for 2023. Such audit-related fees include the out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $123,721 for 2022 and $72,663 for 2023.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2022 and $0 for 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Opportunities Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $158,699 for 2022 and $96,123 for 2023.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 12/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 12/6/23

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 12/5/23

*	Print the name and title of each signing officer under his or her signature.